UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	February 29, 2024

Invesco American Franchise Fund

Nasdaq:

A: VAFAX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	20.99%

Class C Shares	20.50

Class R Shares	20.79

Class Y Shares	21.12

Class R5 Shares	21.17

Class R6 Shares	21.16

S&P 500 Index▼ (Broad Market Index)	13.93

Russell 1000 Growth Index▼ (Style-Specific Index)	18.20

Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	19.70

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco American Franchise Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	10.49%
10 Years	12.00
5 Years	14.68
1 Year	41.56

Class C Shares
Inception (6/23/05)	10.49%
10 Years	11.96
5 Years	15.10
1 Year	47.63

Class R Shares
Inception (5/23/11)	12.58%
10 Years	12.35
5 Years	15.68
1 Year	49.38
Class Y Shares
Inception (6/23/05)	11.09%
10 Years	12.91
5 Years	16.26
1 Year	50.19
Class R5 Shares
Inception (12/22/10)	13.32%
10 Years	12.98
5 Years	16.31
1 Year	50.22
Class R6 Shares
Inception (9/24/12)	14.73%
10 Years	13.07
5 Years	16.39
1 Year	50.33

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco American Franchise Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.50%
Advertising–0.85%
Trade Desk, Inc. (The), Class A(b)(c)	1,486,291	$126,973,840

Aerospace & Defense–1.56%
Airbus SE (France)	651,510	107,798,173

TransDigm Group, Inc.	106,529	125,463,464

		233,261,637

Application Software–4.61%
Adobe, Inc.(b)	468,370	262,418,344

HubSpot, Inc.(b)	307,239	190,122,565

Workday, Inc., Class A(b)	803,905	236,878,647

		689,419,556

Asset Management & Custody Banks–3.83%
Blackstone, Inc., Class A	1,323,948	169,227,033

KKR & Co., Inc., Class A	4,118,113	404,645,784

		573,872,817

Automotive Retail–1.00%
O’Reilly Automotive, Inc.(b)	137,624	149,655,090

Biotechnology–1.00%
Regeneron Pharmaceuticals, Inc.(b)	155,170	149,908,185

Broadline Retail–8.30%
Amazon.com, Inc.(b)	6,460,506	1,141,959,040

MercadoLibre, Inc. (Brazil)(b)(c)	62,682	99,996,595

		1,241,955,635

Communications Equipment–1.01%
Arista Networks, Inc.(b)	543,086	150,728,088

Construction Materials–0.81%
Martin Marietta Materials, Inc.	210,815	121,789,934

Consumer Staples Merchandise Retail–0.50%
Costco Wholesale Corp.	101,525	75,523,432

Diversified Support Services–0.61%
Cintas Corp.	145,464	91,440,125

Electrical Components & Equipment–1.99%
Eaton Corp. PLC	483,693	139,787,277

Vertiv Holdings Co., Class A	2,329,503	157,520,993

		297,308,270

Environmental & Facilities Services–0.32%
Republic Services, Inc.	261,721	48,051,976

Financial Exchanges & Data–2.22%
MSCI, Inc.	106,649	59,826,889

S&P Global, Inc.	634,083	271,628,476

		331,455,365

Food Distributors–0.59%
US Foods Holding Corp.(b)	1,749,796	88,872,139

Health Care Distributors–0.47%
McKesson Corp.	134,104	69,923,167

	Shares	Value

Health Care Equipment–2.78%
IDEXX Laboratories, Inc.(b)	196,581	$113,079,289

Intuitive Surgical, Inc.(b)	785,065	302,721,064

		415,800,353

Health Care Technology–0.76%
Veeva Systems, Inc., Class A(b)	505,925	114,091,147

Home Improvement Retail–1.33%
Lowe’s Cos., Inc.	827,243	199,092,573

Hotels, Resorts & Cruise Lines–1.06%
Booking Holdings, Inc.(b)	45,642	158,324,339

Industrial Machinery & Supplies & Components–0.84%
Parker-Hannifin Corp.	235,181	125,927,666

Integrated Oil & Gas–1.08%
Suncor Energy, Inc. (Canada)(c)	4,722,956	162,280,768

Interactive Home Entertainment–1.32%
Nintendo Co. Ltd. (Japan)	1,412,800	78,947,585

Take-Two Interactive Software, Inc.(b)(c)	806,798	118,542,830

		197,490,415

Interactive Media & Services–9.23%
Alphabet, Inc., Class A(b)	4,138,653	573,037,895

Meta Platforms, Inc., Class A	1,650,378	808,899,769

		1,381,937,664

Internet Services & Infrastructure–2.87%
MongoDB, Inc.(b)(c)	442,064	197,859,005

Shopify, Inc., Class A (Canada)(b)	1,335,626	102,001,758

Snowflake, Inc., Class A(b)	690,939	130,089,995

		429,950,758

Life Sciences Tools & Services–0.84%
Danaher Corp.	496,843	125,770,837

Managed Health Care–0.70%
UnitedHealth Group, Inc.	211,328	104,311,501

Movies & Entertainment–1.84%
Netflix, Inc.(b)	455,903	274,873,037

Oil & Gas Equipment & Services–0.41%
Schlumberger N.V.	1,261,248	60,956,116

Passenger Ground Transportation–1.54%
Uber Technologies, Inc.(b)	2,889,142	229,686,789

Pharmaceuticals–3.74%
Eli Lilly and Co.	538,894	406,153,630

Zoetis, Inc.	776,838	154,070,280

		560,223,910

Semiconductor Materials & Equipment–0.79%
Lam Research Corp.	126,640	118,819,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco American Franchise Fund

	Shares	Value

Semiconductors–14.82%
Advanced Micro Devices, Inc.(b)	1,764,722	$339,761,927

Broadcom, Inc.	247,410	321,754,231

Monolithic Power Systems, Inc.	257,176	185,177,007

NVIDIA Corp.	1,733,930	1,371,746,701

		2,218,439,866

Soft Drinks & Non-alcoholic Beverages–1.08%
Monster Beverage Corp.(b)(c)	2,733,672	161,560,015

Systems Software–12.63%
Microsoft Corp.	3,670,826	1,518,400,467

Palo Alto Networks, Inc.(b)(c)	396,913	123,261,332

ServiceNow, Inc.(b)	322,895	249,061,829

		1,890,723,628

Technology Hardware, Storage & Peripherals–4.59%
Apple, Inc.	3,803,807	687,538,115

Trading Companies & Distributors–1.37%
Fastenal Co.	1,017,738	74,305,051

United Rentals, Inc.	187,746	130,158,670

		204,463,721

Transaction & Payment Processing Services–4.21%
Visa, Inc., Class A(c)	2,226,778	629,376,534

Total Common Stocks & Other Equity Interests (Cost $7,060,922,011)		14,891,778,988

Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	20,639,812	20,639,812

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(e)	14,731,687	$14,739,053

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(e)	23,588,357	23,588,357

Total Money Market Funds (Cost $58,962,973)		58,967,222

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $7,119,884,984)		14,950,746,210

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.34%
Invesco Private Government Fund, 5.29%(d)(e)(f)	181,656,940	181,656,940

Invesco Private Prime Fund, 5.49%(d)(e)(f)	466,884,403	467,117,845

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $648,843,656)		648,774,785

TOTAL INVESTMENTS IN SECURITIES–104.23% (Cost $7,768,728,640)		15,599,520,995

OTHER ASSETS LESS LIABILITIES–(4.23)%		(633,579,054)

NET ASSETS–100.00%		$14,965,941,941

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 16,193,539	$ 270,637,305	$ (266,191,032)	$ -	$ -	$ 20,639,812	$ 711,225
Invesco Liquid Assets Portfolio, Institutional Class	11,559,894	193,312,361	(190,136,451)	4,128	(879)	14,739,053	521,189
Invesco Treasury Portfolio, Institutional Class	18,506,902	309,299,777	(304,218,322)	-	-	23,588,357	807,179
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	203,220,752	574,963,379	(596,527,191)	-	-	181,656,940	4,815,498*
Invesco Private Prime Fund	522,567,644	1,190,614,886	(1,246,327,446)	(96,363)	359,124	467,117,845	13,197,718*
Total	$772,048,731	$2,538,827,708	$(2,603,400,442)	$(92,235)	$358,245	$707,742,007	$ 20,052,809

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco American Franchise Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	41.33%

Communication Services	13.24

Consumer Discretionary	11.69

Health Care	10.29

Financials	10.25

Industrials	8.22

Consumer Staples	2.18

Other Sectors, Each Less than 2% of Net Assets	2.30

Money Market Funds Plus Other Assets Less Liabilities	0.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco American Franchise Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,060,922,011)*	$14,891,778,988

Investments in affiliated money market funds, at value (Cost $707,806,629)	707,742,007

Foreign currencies, at value (Cost $2,808)	2,800

Receivable for:
Investments sold	84,042,748

Fund shares sold	5,696,646

Dividends	9,864,701

Investment for trustee deferred compensation and retirement plans	1,781,006

Other assets	193,090

Total assets	15,701,101,986

Liabilities:
Payable for:
Investments purchased	68,942,783

Fund shares reacquired	9,193,687

Collateral upon return of securities loaned	648,843,656

Accrued fees to affiliates	5,780,717

Accrued trustees’ and officers’ fees and benefits	6,463

Accrued other operating expenses	480,838

Trustee deferred compensation and retirement plans	1,911,901

Total liabilities	735,160,045

Net assets applicable to shares outstanding	$14,965,941,941

Net assets consist of:
Shares of beneficial interest	$7,345,590,655

Distributable earnings	7,620,351,286

$14,965,941,941

Net Assets:
Class A	$14,095,317,129

Class C	$122,058,056

Class R	$87,484,363

Class Y	$507,598,855

Class R5	$56,649,189

Class R6	$96,834,349

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	553,288,954

Class C	5,933,242

Class R	3,627,907

Class Y	18,827,775

Class R5	2,088,294

Class R6	3,516,074

Class A:
Net asset value per share	$25.48

Maximum offering price per share (Net asset value of $25.48 ÷ 94.50%)	$26.96

Class C:
Net asset value and offering price per share	$20.57

Class R:
Net asset value and offering price per share	$24.11

Class Y:
Net asset value and offering price per share	$26.96

Class R5:
Net asset value and offering price per share	$27.13

Class R6:
Net asset value and offering price per share	$27.54

*	At February 29, 2024, securities with an aggregate value of $632,232,521 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco American Franchise Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $281,524)	$36,331,993

Dividends from affiliated money market funds (includes net securities lending income of $493,420)	2,533,013

Total investment income	38,865,006

Expenses:
Advisory fees	37,084,582

Administrative services fees	873,353

Custodian fees	64,785

Distribution fees:
Class A	15,306,570

Class C	532,771

Class R	181,965

Transfer agent fees – A, C, R and Y	7,553,148

Transfer agent fees – R5	21,078

Transfer agent fees – R6	12,285

Trustees’ and officers’ fees and benefits	73,964

Registration and filing fees	71,579

Reports to shareholders	1,026,390

Professional services fees	84,860

Other	111,709

Total expenses	62,999,039

Less: Fees waived and/or expense offset arrangement(s)	(146,387)

Net expenses	62,852,652

Net investment income (loss)	(23,987,646)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	425,800,688

Affiliated investment securities	358,245

Foreign currencies	10,757

426,169,690

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,210,384,062

Affiliated investment securities	(92,235)

Foreign currencies	4,678

2,210,296,505

Net realized and unrealized gain	2,636,466,195

Net increase in net assets resulting from operations	$2,612,478,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income (loss)	$(23,987,646)	$(18,851,373)

Net realized gain (loss)	426,169,690	(434,509,200)

Change in net unrealized appreciation	2,210,296,505	2,667,427,265

Net increase in net assets resulting from operations	2,612,478,549	2,214,066,692

Distributions to shareholders from distributable earnings:
Class A	–	(743,113,224)

Class C	–	(7,974,418)

Class R	–	(3,890,838)

Class Y	–	(25,919,532)

Class R5	–	(2,323,344)

Class R6	–	(4,321,886)

Total distributions from distributable earnings	–	(787,543,242)

Share transactions–net:
Class A	(414,136,053)	(78,588,773)

Class C	(4,162,303)	(2,875,398)

Class R	3,728,104	9,323,787

Class Y	(2,023,181)	(35,372,792)

Class R5	5,124,779	1,573,371

Class R6	800,042	3,426,695

Net increase (decrease) in net assets resulting from share transactions	(410,668,612)	(102,513,110)

Net increase in net assets	2,201,809,937	1,324,010,340

Net assets:
Beginning of period	12,764,132,004	11,440,121,664

End of period	$14,965,941,941	$12,764,132,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$21.06	$(0.04)	$4.46	$4.42	$ -	$25.48	20.99%	$14,095,317	0.98	%(d)	0.98	%(d)	(0.38	)%(d)	25%
Year ended 08/31/23	18.84	(0.03)	3.58	3.55	(1.33)	21.06	20.96	12,047,012	0.99		0.99		(0.18)		73
Year ended 08/31/22	32.86	(0.07)	(7.28)	(7.35)	(6.67)	18.84	(26.95)	10,777,375	0.95		0.95		(0.29)		97
Year ended 08/31/21	28.90	(0.14)	6.62	6.48	(2.52)	32.86	24.04	16,037,060	0.97		0.97		(0.47)		57
Year ended 08/31/20	21.27	(0.03)	9.17	9.14	(1.51)	28.90	45.42	13,733,417	1.00		1.00		(0.15)		52
Year ended 08/31/19	23.12	(0.01)	(0.04)	(0.05)	(1.80)	21.27	1.21	10,115,813	1.01		1.01		(0.04)		43
Class C
Six months ended 02/29/24	17.07	(0.10)	3.60	3.50	-	20.57	20.50	122,058	1.73	(d)	1.73	(d)	(1.13	)(d)	25
Year ended 08/31/23	15.65	(0.14)	2.89	2.75	(1.33)	17.07	20.07	105,284	1.74		1.74		(0.93)		73
Year ended 08/31/22	28.67	(0.21)	(6.14)	(6.35)	(6.67)	15.65	(27.50)	98,920	1.70		1.70		(1.04)		97
Year ended 08/31/21	25.70	(0.32)	5.81	5.49	(2.52)	28.67	23.11	164,671	1.72		1.72		(1.22)		57
Year ended 08/31/20	19.21	(0.18)	8.18	8.00	(1.51)	25.70	44.30	185,177	1.75		1.75		(0.90)		52
Year ended 08/31/19	21.23	(0.15)	(0.07)	(0.22)	(1.80)	19.21	0.46	139,839	1.76		1.76		(0.79)		43
Class R
Six months ended 02/29/24	19.96	(0.06)	4.21	4.15	-	24.11	20.79	87,484	1.23	(d)	1.23	(d)	(0.63	)(d)	25
Year ended 08/31/23	17.97	(0.07)	3.39	3.32	(1.33)	19.96	20.68	68,815	1.24		1.24		(0.43)		73
Year ended 08/31/22	31.73	(0.12)	(6.97)	(7.09)	(6.67)	17.97	(27.12)	51,531	1.20		1.20		(0.54)		97
Year ended 08/31/21	28.06	(0.21)	6.40	6.19	(2.52)	31.73	23.70	66,494	1.22		1.22		(0.72)		57
Year ended 08/31/20	20.75	(0.09)	8.91	8.82	(1.51)	28.06	45.00	50,219	1.25		1.25		(0.40)		52
Year ended 08/31/19	22.65	(0.06)	(0.04)	(0.10)	(1.80)	20.75	0.99	34,114	1.26		1.26		(0.29)		43
Class Y
Six months ended 02/29/24	22.26	(0.01)	4.71	4.70	-	26.96	21.12	507,599	0.73	(d)	0.73	(d)	(0.13	)(d)	25
Year ended 08/31/23	19.79	0.02	3.78	3.80	(1.33)	22.26	21.24	421,845	0.74		0.74		0.07		73
Year ended 08/31/22	34.08	(0.01)	(7.61)	(7.62)	(6.67)	19.79	(26.75)	410,990	0.70		0.70		(0.04)		97
Year ended 08/31/21	29.81	(0.07)	6.86	6.79	(2.52)	34.08	24.36	624,045	0.72		0.72		(0.22)		57
Year ended 08/31/20	21.85	0.03	9.44	9.47	(1.51)	29.81	45.74	496,757	0.75		0.75		0.10		52
Year ended 08/31/19	23.63	0.04	(0.02)	0.02	(1.80)	21.85	1.50	350,473	0.76		0.76		0.21		43
Class R5
Six months ended 02/29/24	22.39	(0.01)	4.75	4.74	-	27.13	21.17	56,649	0.70	(d)	0.70	(d)	(0.10	)(d)	25
Year ended 08/31/23	19.89	0.02	3.81	3.83	(1.33)	22.39	21.28	41,963	0.71		0.71		0.10		73
Year ended 08/31/22	34.22	(0.01)	(7.65)	(7.66)	(6.67)	19.89	(26.76)	35,453	0.69		0.69		(0.03)		97
Year ended 08/31/21	29.92	(0.06)	6.88	6.82	(2.52)	34.22	24.37	51,787	0.70		0.70		(0.20)		57
Year ended 08/31/20	21.91	0.04	9.48	9.52	(1.51)	29.92	45.85	43,712	0.70		0.70		0.15		52
Year ended 08/31/19	23.68	0.05	(0.02)	0.03	(1.80)	21.91	1.54	75,149	0.71		0.71		0.26		43
Class R6
Six months ended 02/29/24	22.73	(0.00)	4.81	4.81	-	27.54	21.16	96,834	0.64	(d)	0.64	(d)	(0.04	)(d)	25
Year ended 08/31/23	20.16	0.03	3.87	3.90	(1.33)	22.73	21.35	79,212	0.64		0.64		0.17		73
Year ended 08/31/22	34.55	0.01	(7.73)	(7.72)	(6.67)	20.16	(26.67)	65,853	0.62		0.62		0.04		97
Year ended 08/31/21	30.17	(0.04)	6.94	6.90	(2.52)	34.55	24.44	96,722	0.63		0.63		(0.13)		57
Year ended 08/31/20	22.07	0.05	9.56	9.61	(1.51)	30.17	45.93	69,977	0.62		0.62		0.23		52
Year ended 08/31/19	23.81	0.07	(0.01)	0.06	(1.80)	22.07	1.66	129,831	0.62		0.62		0.35		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Franchise Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco American Franchise Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco American Franchise Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $43,700 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the

13	Invesco American Franchise Fund

Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $38,941.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2024, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $506,102 in front-end sales commissions from the sale of Class A shares and $5,183 and $4,287 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $38,268 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$14,705,033,230	$186,745,758	$–	$14,891,778,988

Money Market Funds	58,967,222	648,774,785	–	707,742,007

Total Investments	$14,764,000,452	$835,520,543	$–	$15,599,520,995

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $107,446.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

14	Invesco American Franchise Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$494,055,417	$–	$494,055,417

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $3,301,257,430 and $3,754,167,671, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,753,676,265

Aggregate unrealized (depreciation) of investments	(28,253,512)

Net unrealized appreciation of investments	$7,725,422,753

Cost of investments for tax purposes is $7,874,098,242.

NOTE 9–Share Information

		Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	9,557,149	$210,297,070	16,986,519	$312,472,522

Class C	683,257	12,150,510	1,200,060	18,205,076

Class R	513,806	10,805,833	939,588	16,253,420

Class Y	2,359,156	55,816,966	3,856,890	73,499,009

Class R5	388,136	9,305,574	123,897	2,468,141

Class R6	585,347	13,912,793	914,776	17,859,766

Issued as reinvestment of dividends:
Class A	-	-	43,008,977	697,605,148

Class C	-	-	581,058	7,681,585

Class R	-	-	252,436	3,887,528

Class Y	-	-	1,107,125	18,942,913

Class R5	-	-	133,788	2,302,493

Class R6	-	-	233,360	4,074,460

Automatic conversion of Class C shares to Class A shares:
Class A	326,850	7,187,208	612,680	11,245,269

Class C	(404,077)	(7,187,208)	(751,411)	(11,245,269)

15	Invesco American Franchise Fund

		Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(28,690,191)	$(631,620,331)	(60,508,444)	$(1,099,911,712)

Class C	(514,394)	(9,125,605)	(1,181,038)	(17,516,790)

Class R	(333,933)	(7,077,729)	(611,104)	(10,817,161)

Class Y	(2,484,558)	(57,840,147)	(6,781,586)	(127,814,714)

Class R5	(173,882)	(4,180,795)	(165,854)	(3,197,263)

Class R6	(554,711)	(13,112,751)	(929,900)	(18,507,531)

Net increase (decrease) in share activity	(18,742,045)	$(410,668,612)	(978,183)	$(102,513,110)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,209.90	$5.38	$1,019.99	$4.92	0.98%
Class C	1,000.00	1,205.00	9.48	1,016.26	8.67	1.73
Class R	1,000.00	1,207.90	6.75	1,018.75	6.17	1.23
Class Y	1,000.00	1,211.20	4.01	1,021.23	3.67	0.73
Class R5	1,000.00	1,211.70	3.85	1,021.38	3.52	0.70
Class R6	1,000.00	1,211.60	3.52	1,021.68	3.22	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco American Franchise Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect	14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

18	Invesco American Franchise Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-AMFR-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Capital Appreciation Fund

Nasdaq:

A: OPTFX ∎ C: OTFCX ∎ R: OTCNX ∎ Y: OTCYX ∎ R5: CPTUX ∎ R6: OPTIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.23%
Class C Shares	20.76
Class R Shares	21.05
Class Y Shares	21.35
Class R5 Shares	21.38
Class R6 Shares	21.40
S&P 500 Index▼	13.93
Russell 1000 Growth Index▼	18.20

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Capital Appreciation Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (1/22/81)	11.98%
10 Years	11.76
5 Years	15.03
1 Year	40.48

Class C Shares
Inception (12/1/93)	9.74%
10 Years	11.70
5 Years	15.44
1 Year	46.50

Class R Shares
Inception (3/1/01)	6.79%
10 Years	12.09
5 Years	16.03
1 Year	48.24

Class Y Shares
Inception (11/3/97)	8.53%
10 Years	12.65
5 Years	16.60
1 Year	48.99

Class R5 Shares
10 Years	12.54%
5 Years	16.65
1 Year	49.00

Class R6 Shares
Inception (12/29/11)	14.34%
10 Years	12.84
5 Years	16.73
1 Year	49.09

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Capital Appreciation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Capital Appreciation Fund. The Fund was subsequently renamed the Invesco Capital Appreciation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Capital Appreciation Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.24%
Advertising–0.92%
Trade Desk, Inc. (The), Class A(b)	559,759	$ 47,820,211

Aerospace & Defense–1.28%
TransDigm Group, Inc.	56,395	66,418,647

Apparel Retail–1.22%
TJX Cos., Inc. (The)	639,218	63,372,073

Apparel, Accessories & Luxury Goods–0.46%
lululemon athletica, inc.(b)	51,009	23,825,794

Application Software–4.04%
Adobe, Inc.(b)	139,632	78,233,017
HubSpot, Inc.(b)	94,949	58,755,391
Workday, Inc., Class A(b)	249,263	73,447,835
		210,436,243

Asset Management & Custody Banks–2.61%
Ares Management Corp., Class A	309,424	41,038,905
KKR & Co., Inc., Class A	966,646	94,982,636
		136,021,541

Automobile Manufacturers–1.03%
Ferrari N.V. (Italy)	126,777	53,851,066

Automotive Retail–0.87%
O’Reilly Automotive, Inc.(b)	41,852	45,510,702

Biotechnology–1.89%
Regeneron Pharmaceuticals, Inc.(b)	48,113	46,481,488
Vertex Pharmaceuticals, Inc.(b)	124,051	52,193,218
		98,674,706

Broadline Retail–7.31%
Amazon.com, Inc.(b)	1,933,581	341,779,778
MercadoLibre, Inc. (Brazil)(b)	24,524	39,123,137
		380,902,915

Communications Equipment–1.24%
Arista Networks, Inc.(b)	233,044	64,679,032

Construction & Engineering–1.14%
Quanta Services, Inc.	245,643	59,325,241

Construction Materials–0.63%
Vulcan Materials Co.	122,991	32,697,157

Consumer Finance–0.71%
American Express Co.	168,794	37,036,780

Consumer Staples Merchandise Retail–1.20%
Costco Wholesale Corp.	84,325	62,728,524

Data Center REITs–0.64%
Equinix, Inc.	37,429	33,267,644

Diversified Support Services–0.45%
Copart, Inc.(b)	440,805	23,428,786

	Shares	Value

Electrical Components & Equipment–1.29%
Eaton Corp. PLC	232,909	$ 67,310,701

Financial Exchanges & Data–0.46%
Moody’s Corp.	62,545	23,730,824

Health Care Distributors–0.79%
McKesson Corp.	79,404	41,402,040

Health Care Equipment–4.01%
Boston Scientific Corp.(b)	1,350,590	89,422,564
DexCom, Inc.(b)	186,586	21,470,451
Intuitive Surgical, Inc.(b)	97,529	37,607,182
Stryker Corp.	173,011	60,392,950
		208,893,147

Homebuilding–0.73%
Lennar Corp., Class A	240,798	38,168,891

Hotels, Resorts & Cruise Lines–0.83%
Marriott International, Inc., Class A	172,837	43,186,781

Industrial Machinery & Supplies & Components–1.01%
Parker-Hannifin Corp.	98,685	52,840,883

Insurance Brokers–0.48%
Arthur J. Gallagher & Co.	101,944	24,867,200

Interactive Media & Services–8.71%
Alphabet, Inc., Class C(b)	1,286,885	179,880,785
Meta Platforms, Inc., Class A	558,990	273,977,769
		453,858,554

Internet Services & Infrastructure–2.97%
MongoDB, Inc.(b)(c)	163,013	72,961,359
Shopify, Inc., Class A (Canada)(b)	618,663	47,247,293
Snowflake, Inc., Class A(b)	183,541	34,557,099
		154,765,751

Managed Health Care–0.72%
UnitedHealth Group, Inc.	75,824	37,426,726

Movies & Entertainment–1.84%
Netflix, Inc.(b)	158,765	95,722,594

Oil & Gas Exploration & Production–0.54%
Diamondback Energy, Inc.	154,815	28,256,834

Passenger Ground Transportation–1.91%
Uber Technologies, Inc.(b)	1,248,360	99,244,620

Pharmaceuticals–2.57%
Eli Lilly and Co.	177,439	133,732,226

Restaurants–1.63%
Chipotle Mexican Grill, Inc.(b)	21,645	58,198,427
DoorDash, Inc., Class A(b)	213,363	26,578,629
		84,777,056

Semiconductor Materials & Equipment–1.39%
Lam Research Corp.	77,324	72,549,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Capital Appreciation Fund

	Shares	Value

Semiconductors–14.49%
Advanced Micro Devices, Inc.(b)	604,206	$ 116,327,781
Broadcom, Inc.	85,481	111,167,185
Monolithic Power Systems, Inc.	115,621	83,251,745
NVIDIA Corp.	561,673	444,350,744
		755,097,455

Specialty Chemicals–1.03%
Sherwin-Williams Co. (The)	161,145	53,504,974

Systems Software–12.42%
Microsoft Corp.	1,250,662	517,323,830
Palo Alto Networks, Inc.(b)(c)	137,842	42,806,833
ServiceNow, Inc.(b)	112,774	86,987,097
		647,117,760

Technology Hardware, Storage & Peripherals–4.64%
Apple, Inc.	1,338,523	241,938,032

Trading Companies & Distributors–1.16%
United Rentals, Inc.	87,289	60,514,845

Transaction & Payment Processing Services–5.98%
Fiserv, Inc.(b)	260,225	38,843,786
Mastercard, Inc., Class A	282,151	133,954,009
Visa, Inc., Class A	491,475	138,910,494
		311,708,289
Total Common Stocks & Other Equity Interests (Cost $2,690,617,627)		5,170,612,488

	Shares	Value

Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	4,379,913	$4,379,913

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(e)	3,126,317	3,127,880

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(e)	5,005,614	5,005,614

Total Money Market Funds (Cost $12,513,407)		12,513,407

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $2,703,131,034)		5,183,125,895

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.22%
Invesco Private Government Fund, 5.29%(d)(e)(f)	17,850,881	17,850,881

Invesco Private Prime Fund, 5.49%(d)(e)(f)	45,879,324	45,902,264

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,753,964)		63,753,145

TOTAL INVESTMENTS IN SECURITIES–100.70% (Cost $2,766,884,998)		5,246,879,040

OTHER ASSETS LESS LIABILITIES–(0.70)%		(36,654,335)

NET ASSETS–100.00%		$5,210,224,705

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,338,397	$143,942,025	$(151,900,509)	$-	$-	$4,379,913	$311,274
Invesco Liquid Assets Portfolio, Institutional Class	8,811,180	102,815,733	(108,503,021)	33	3,955	3,127,880	231,220
Invesco Treasury Portfolio, Institutional Class	14,101,025	164,505,171	(173,600,582)	-	-	5,005,614	358,912
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	43,066,889	519,855,017	(545,071,025)	-	-	17,850,881	1,014,028	*
Invesco Private Prime Fund	110,743,431	846,504,250	(911,404,509)	(706)	59,798	45,902,264	2,452,633	*
Total	$189,060,922	$1,777,622,196	$(1,890,479,646)	$(673)	$63,753	$76,266,552	$4,368,067

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Capital Appreciation Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	41.20%
Consumer Discretionary	14.08
Communication Services	11.47
Financials	10.24
Health Care	9.98
Industrials	8.24
Other Sectors, Each Less than 2% of Net Assets	4.03
Money Market Funds Plus Other Assets Less Liabilities	0.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Capital Appreciation Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,690,617,627)*	$5,170,612,488

Investments in affiliated money market funds, at value (Cost $76,267,371)	76,266,552

Cash	5,000,373

Foreign currencies, at value (Cost $289)	267

Receivable for:
Investments sold	23,595,365

Fund shares sold	903,483

Dividends	2,865,761

Investment for trustee deferred compensation and retirement plans	469,300

Other assets	64,599

Total assets	5,279,778,188

Liabilities:
Payable for:
Fund shares reacquired	2,983,571

Collateral upon return of securities loaned	63,753,964

Accrued fees to affiliates	1,858,289

Accrued trustees’ and officers’ fees and benefits	346,875

Accrued other operating expenses	141,484

Trustee deferred compensation and retirement plans	469,300

Total liabilities	69,553,483

Net assets applicable to shares outstanding	$5,210,224,705

Net assets consist of:
Shares of beneficial interest	$2,834,910,901

Distributable earnings	2,375,313,804

$5,210,224,705

Net Assets:
Class A	$4,704,924,293

Class C	$163,911,434

Class R	$178,032,766

Class Y	$144,761,235

Class R5	$75,341

Class R6	$18,519,636

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	64,508,792

Class C	4,348,338

Class R	2,781,234

Class Y	1,702,579

Class R5	1,016

Class R6	214,047

Class A:
Net asset value per share	$72.93

Maximum offering price per share (Net asset value of $72.93 ÷ 94.50%)	$77.17

Class C:
Net asset value and offering price per share	$37.70

Class R:
Net asset value and offering price per share	$64.01

Class Y:
Net asset value and offering price per share	$85.02

Class R5:
Net asset value and offering price per share	$74.15

Class R6:
Net asset value and offering price per share	$86.52

*	At February 29, 2024, securities with an aggregate value of $63,001,794 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Capital Appreciation Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Dividends	$14,018,072

Dividends from affiliated money market funds (includes net securities lending income of $ 146,389)	1,047,795

Total investment income	15,065,867

Expenses:
Advisory fees	13,117,311

Administrative services fees	328,722

Custodian fees	12,650

Distribution fees:
Class A	4,610,632

Class C	728,495

Class R	376,823

Transfer agent fees – A, C, R and Y	2,508,054

Transfer agent fees – R5	33

Transfer agent fees – R6	2,398

Trustees’ and officers’ fees and benefits	90,260

Registration and filing fees	58,887

Reports to shareholders	192,857

Professional services fees	44,394

Other	30,571

Total expenses	22,102,087

Less: Fees waived and/or expense offset arrangement(s)	(146,214)

Net expenses	21,955,873

Net investment income (loss)	(6,890,006)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	128,175,057

Affiliated investment securities	63,753

128,238,810

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	794,455,362

Affiliated investment securities	(673)

Foreign currencies	(5)

794,454,684

Net realized and unrealized gain	922,693,494

Net increase in net assets resulting from operations	$915,803,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income (loss)	$(6,890,006)	$(8,775,400)

Net realized gain (loss)	128,238,810	(211,301,583)

Change in net unrealized appreciation	794,454,684	821,400,137

Net increase in net assets resulting from operations	915,803,488	601,323,154

Distributions to shareholders from distributable earnings:
Class A	–	(29,171,892)

Class C	–	(2,131,574)

Class R	–	(1,132,464)

Class Y	–	(701,899)

Class R5	–	(606)

Class R6	–	(83,781)

Total distributions from distributable earnings	–	(33,222,216)

Share transactions–net:
Class A	(140,457,103)	(264,763,529)

Class C	(10,222,052)	(17,953,661)

Class R	1,679,422	(73,739)

Class Y	(6,649,125)	1,348,296

Class R5	(876)	(24,187)

Class R6	(443,527)	659,402

Net increase (decrease) in net assets resulting from share transactions	(156,093,261)	(280,807,418)

Net increase in net assets	759,710,227	287,293,520

Net assets:
Beginning of period	4,450,514,478	4,163,220,958

End of period	$5,210,224,705	$4,450,514,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/29/24	$60.17	$(0.09)	$12.85	$12.76	$–	$–	$–	$72.93	21.21	%(e)	$4,704,924	0.94	%(e)(f)	0.95	%(e)(f)	(0.27	)%(e)(f)	29%
Year ended 08/31/23	52.44	(0.10)	8.25	8.15	–	(0.42)	(0.42)	60.17	15.73	(e)	4,017,461	0.97	(e)	0.97	(e)	(0.20	)(e)	83
Year ended 08/31/22	88.67	(0.22)	(16.26)	(16.48)	–	(19.75)	(19.75)	52.44	(23.55	)(e)	3,767,413	0.94	(e)	0.94	(e)	(0.35	)(e)	70
Year ended 08/31/21	70.34	(0.35)	21.03	20.68	–	(2.35)	(2.35)	88.67	30.19	(e)	5,364,306	0.95	(e)	0.95	(e)	(0.46	)(e)	78
Year ended 08/31/20	62.38	(0.12)	21.17	21.05	–	(13.09)	(13.09)	70.34	39.41	(e)	4,478,067	1.00	(e)	1.00	(e)	(0.22	)(e)	31
Year ended 08/31/19	65.82	(0.03)	1.23	1.20	–	(4.64)	(4.64)	62.38	2.97		3,566,269	1.03	(g)	1.03		(0.06)		64
Class C
Six months ended 02/29/24	31.22	(0.17)	6.65	6.48	–	–	–	37.70	20.76		163,911	1.71	(f)	1.72	(f)	(1.04	)(f)	29
Year ended 08/31/23	27.63	(0.26)	4.27	4.01	–	(0.42)	(0.42)	31.22	14.86		145,370	1.74		1.74		(0.97)		83
Year ended 08/31/22	56.55	(0.40)	(8.77)	(9.17)	–	(19.75)	(19.75)	27.63	(24.16)		146,841	1.71		1.71		(1.12)		70
Year ended 08/31/21	46.01	(0.60)	13.49	12.89	–	(2.35)	(2.35)	56.55	29.17		221,514	1.73		1.73		(1.24)		78
Year ended 08/31/20	45.21	(0.39)	14.28	13.89	–	(13.09)	(13.09)	46.01	38.34		230,567	1.78		1.78		(1.00)		31
Year ended 08/31/19	49.50	(0.36)	0.71	0.35	–	(4.64)	(4.64)	45.21	2.18		201,751	1.80	(g)	1.80		(0.83)		64
Class R
Six months ended 02/29/24	52.88	(0.15)	11.28	11.13	–	–	–	64.01	21.05		178,033	1.21	(f)	1.22	(f)	(0.54	)(f)	29
Year ended 08/31/23	46.26	(0.21)	7.25	7.04	–	(0.42)	(0.42)	52.88	15.43		145,497	1.24		1.24		(0.47)		83
Year ended 08/31/22	80.77	(0.36)	(14.40)	(14.76)	–	(19.75)	(19.75)	46.26	(23.76)		127,130	1.21		1.21		(0.62)		70
Year ended 08/31/21	64.44	(0.51)	19.19	18.68	–	(2.35)	(2.35)	80.77	29.83		175,274	1.23		1.23		(0.74)		78
Year ended 08/31/20	58.28	(0.26)	19.51	19.25	–	(13.09)	(13.09)	64.44	39.04		147,187	1.28		1.28		(0.50)		31
Year ended 08/31/19	62.00	(0.18)	1.10	0.92	–	(4.64)	(4.64)	58.28	2.68		117,019	1.30	(g)	1.30		(0.32)		64
Class Y
Six months ended 02/29/24	70.07	(0.02)	14.97	14.95	–	–	–	85.02	21.33		144,761	0.71	(f)	0.72	(f)	(0.04	)(f)	29
Year ended 08/31/23	60.85	0.02	9.62	9.64	–	(0.42)	(0.42)	70.07	16.01		126,483	0.74		0.74		0.03		83
Year ended 08/31/22	99.48	(0.09)	(18.79)	(18.88)	–	(19.75)	(19.75)	60.85	(23.38)		108,866	0.71		0.71		(0.12)		70
Year ended 08/31/21	78.49	(0.21)	23.55	23.34	–	(2.35)	(2.35)	99.48	30.44		158,879	0.73		0.73		(0.24)		78
Year ended 08/31/20	68.08	0.01	23.49	23.50	–	(13.09)	(13.09)	78.49	39.75		114,061	0.78		0.78		0.00		31
Year ended 08/31/19	71.23	0.11	1.40	1.51	(0.02)	(4.64)	(4.66)	68.08	3.20		95,438	0.80	(g)	0.80		0.17		64
Class R5
Six months ended 02/29/24	61.11	(0.01)	13.05	13.04	–	–	–	74.15	21.34		75	0.71	(f)	0.71	(f)	(0.04	)(f)	29
Year ended 08/31/23	53.11	0.03	8.39	8.42	–	(0.42)	(0.42)	61.11	16.04		62	0.72		0.72		0.05		83
Year ended 08/31/22	89.38	(0.06)	(16.46)	(16.52)	–	(19.75)	(19.75)	53.11	(23.38)		77	0.70		0.70		(0.11)		70
Year ended 08/31/21	70.69	(0.14)	21.18	21.04	–	(2.35)	(2.35)	89.38	30.55		46	0.67		0.69		(0.18)		78
Year ended 08/31/20	62.44	0.07	21.27	21.34	–	(13.09)	(13.09)	70.69	39.90		36	0.67		0.67		0.11		31
Period ended 08/31/19(h)	58.66	0.05	3.73	3.78	–	–	–	62.44	6.44		11	0.68	(f)(g)	0.68	(f)	0.29	(f)	64
Class R6
Six months ended 02/29/24	71.27	0.01	15.24	15.25	–	–	–	86.52	21.40		18,520	0.64	(f)	0.64	(f)	0.03	(f)	29
Year ended 08/31/23	61.84	0.07	9.78	9.85	–	(0.42)	(0.42)	71.27	16.09		15,641	0.65		0.65		0.12		83
Year ended 08/31/22	100.70	(0.03)	(19.08)	(19.11)	–	(19.75)	(19.75)	61.84	(23.32)		12,895	0.63		0.63		(0.04)		70
Year ended 08/31/21	79.32	(0.12)	23.85	23.73	–	(2.35)	(2.35)	100.70	30.62		19,838	0.62		0.63		(0.13)		78
Year ended 08/31/20	68.60	0.10	23.71	23.81	–	(13.09)	(13.09)	79.32	39.91		14,514	0.63		0.67		0.15		31
Year ended 08/31/19	71.57	0.23	1.58	1.81	(0.14)	(4.64)	(4.78)	68.60	3.66		9,747	0.63	(g)	0.63		0.33		64

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended August 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended February 29, 2024 and 0.23%, 0.23%, 0.22% and 0.22% for the years ended August 31, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Includes fee waivers which were less than 0.005% per share. (h) Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Capital Appreciation Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco Capital Appreciation Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco Capital Appreciation Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $9,601 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Next $1 billion	0.580%

Next $2 billion	0.560%

Next $2 billion	0.540%

Next $2 billion	0.520%

Next $2.5 billion	0.500%

Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

13	Invesco Capital Appreciation Fund

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $17,547.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $186,857 in front-end sales commissions from the sale of Class A shares and $4,162 and $2,182 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $571 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$5,170,612,488	$–	$–	$5,170,612,488

Money Market Funds	12,513,407	63,753,145	–	76,266,552

Total Investments	$5,183,125,895	$63,753,145	$–	$5,246,879,040

14	Invesco Capital Appreciation Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128,667.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$198,728,513	$–	$198,728,513

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $1,302,971,493 and $1,467,484,595, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,471,931,347

Aggregate unrealized (depreciation) of investments	(8,948,389)

Net unrealized appreciation of investments	$2,462,982,958

Cost of investments for tax purposes is $2,783,896,082.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,626,732	$102,897,816	2,848,488	$148,836,766

Class C	362,152	11,772,325	696,702	18,855,076

Class R	264,860	14,719,663	464,153	21,363,902

Class Y	386,853	28,031,994	671,686	40,535,147

Class R5	415	23,692	-	-

Class R6	29,267	2,170,712	68,973	4,249,700

15	Invesco Capital Appreciation Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024		August 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	-	$-	587,370	$28,299,452

Class C	-	-	84,255	2,118,157

Class R	-	-	26,613	1,129,190

Class Y	-	-	10,602	593,926

Class R5	-	-	11	535

Class R6	-	-	1,300	74,042

Automatic conversion of Class C shares to Class A shares:
Class A	146,213	9,299,827	293,650	15,248,127

Class C	(282,472)	(9,299,827)	(562,734)	(15,248,127)

Reacquired:
Class A	(4,030,016)	(252,654,746)	(8,810,555)	(457,147,874)

Class C	(387,812)	(12,694,550)	(875,419)	(23,678,767)

Class R	(234,967)	(13,040,241)	(487,446)	(22,566,831)

Class Y	(489,425)	(34,681,119)	(666,224)	(39,780,777)

Class R5	(415)	(24,568)	(452)	(24,722)

Class R6	(34,665)	(2,614,239)	(59,356)	(3,664,340)

Net increase (decrease) in share activity	(2,643,280)	$(156,093,261)	(5,708,383)	$(280,807,418)

16	Invesco Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,212.30	$5.17	$1,020.19	$4.72	0.94%
Class C	1,000.00	1,207.60	9.39	1,016.36	8.57	1.71
Class R	1,000.00	1,210.50	6.65	1,018.85	6.07	1.21
Class Y	1,000.00	1,213.50	3.91	1,021.33	3.57	0.71
Class R5	1,000.00	1,213.80	3.91	1,021.33	3.57	0.71
Class R6	1,000.00	1,214.00	3.52	1,021.68	3.22	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Capital Appreciation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

18	Invesco Capital Appreciation Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-CAPA-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Core Plus Bond Fund

Nasdaq:
A: ACPSX ∎ C: CPCFX ∎ R: CPBRX ∎ Y: CPBYX ∎ R5: CPIIX ∎ R6: CPBFX

2	Fund Performance

4	Schedule of Investments

27	Financial Statements

30	Financial Highlights

31	Notes to Financial Statements

39	Fund Expenses
40	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.86%
Class C Shares	3.48
Class R Shares	3.74
Class Y Shares	3.88
Class R5 Shares	3.88
Class R6 Shares	4.01
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	2.35
Lipper Core Plus Bond Funds Index∎ (Peer Group Index)	2.97
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Lipper Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	2.97%
10 Years	1.59
5 Years	0.36
1 Year	-0.87

Class C Shares
Inception (6/3/09)	2.85%
10 Years	1.43
5 Years	0.50
1 Year	1.89

Class R Shares
Inception (6/3/09)	3.02%
10 Years	1.78
5 Years	0.98
1 Year	3.40

Class Y Shares
Inception (6/3/09)	3.53%
10 Years	2.28
5 Years	1.47
1 Year	3.81

Class R5 Shares
Inception (6/3/09)	3.53%
10 Years	2.30
5 Years	1.48
1 Year	3.80

Class R6 Shares
Inception (9/24/12)	2.35%
10 Years	2.36
5 Years	1.54
1 Year	3.85

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–47.12%
Aerospace & Defense–0.95%
L3Harris Technologies, Inc.,
5.40%, 07/31/2033(b)	$1,020,000	$1,021,218

5.60%, 07/31/2053	1,063,000	1,072,832

Lockheed Martin Corp.,
5.10%, 11/15/2027	909,000	919,384

4.50%, 02/15/2029	5,071,000	4,986,119

4.80%, 08/15/2034	7,325,000	7,166,312

5.90%, 11/15/2063	660,000	719,523

5.20%, 02/15/2064	3,868,000	3,781,463
RTX Corp.,
5.75%, 01/15/2029(b)	3,052,000	3,144,716

6.00%, 03/15/2031	2,264,000	2,359,006

5.15%, 02/27/2033	2,902,000	2,874,729

6.40%, 03/15/2054	2,430,000	2,691,889
TransDigm, Inc.,
6.75%, 08/15/2028(c)	4,650,000	4,711,408

6.38%, 03/01/2029(c)	6,958,000	6,998,149

6.63%, 03/01/2032(b)(c)	5,131,000	5,169,473

		47,616,221

Air Freight & Logistics–0.08%
United Parcel Service, Inc., 5.05%, 03/03/2053(b)	4,052,000	3,936,610

Apparel, Accessories & Luxury Goods–0.05%
Tapestry, Inc., 7.00%, 11/27/2026(b)	2,484,000	2,552,431

Application Software–0.24%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)(c)	5,912,000	5,914,520

Intuit, Inc.,
5.20%, 09/15/2033	3,752,000	3,792,230

5.50%, 09/15/2053	2,416,000	2,486,606

		12,193,356

Asset Management & Custody Banks–0.76%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	5,113,000	5,261,514

5.15%, 05/15/2033	3,202,000	3,203,778

Ares Capital Corp., 5.88%, 03/01/2029	93,000	90,941

Bank of New York Mellon Corp. (The),
5.83%, 10/25/2033(d)	906,000	941,159

Series J, 4.97%, 04/26/2034(d)	1,659,000	1,617,429

Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	5,027,000	4,513,835

Golub Capital BDC, Inc., 6.00%, 07/15/2029	8,105,000	7,872,112

Northern Trust Corp., 6.13%, 11/02/2032	1,169,000	1,231,200

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
State Street Corp.,
5.68%, 11/21/2029(b)(d)	$8,038,000	$8,215,734

6.12%, 11/21/2034(d)	5,052,000	5,225,257

		38,172,959

Automobile Manufacturers–0.96%
American Honda Finance Corp., 4.90%, 01/10/2034(b)	5,588,000	5,448,949

Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	2,487,000	2,478,343

5.38%, 01/18/2034(b)(c)	1,707,000	1,702,139

Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	4,343,000	4,430,875

7.35%, 11/04/2027(b)	4,035,000	4,218,738

6.80%, 05/12/2028	5,921,000	6,112,743

6.80%, 11/07/2028	3,930,000	4,075,268

7.20%, 06/10/2030(b)	2,289,000	2,412,631

7.12%, 11/07/2033(b)	2,360,000	2,517,195

Hyundai Capital America,
5.60%, 03/30/2028(c)	2,320,000	2,342,661

5.80%, 04/01/2030(c)	516,000	527,124

Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)(c)	3,716,000	3,730,791

4.85%, 01/11/2029(b)(c)	4,584,000	4,545,012

5.00%, 01/11/2034(c)	1,087,000	1,067,812

Toyota Motor Credit Corp., 5.25%, 09/11/2028	2,174,000	2,207,794

		47,818,075

Automotive Parts & Equipment–0.54%
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)(c)	3,947,000	3,923,757

4.90%, 05/01/2033(c)	2,873,000	2,804,105

5.20%, 10/30/2034(c)	5,601,000	5,558,864

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(c)	5,242,000	5,356,181

7.13%, 04/14/2030(b)(c)	8,695,000	9,066,050

		26,708,957

Automotive Retail–0.09%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(b)	2,387,000	2,385,644

AutoZone, Inc., 5.20%, 08/01/2033	1,996,000	1,979,245

		4,364,889

Biotechnology–1.02%
AbbVie, Inc.,
4.80%, 03/15/2029(b)	6,864,000	6,833,846

5.05%, 03/15/2034(b)	9,986,000	10,039,550

5.35%, 03/15/2044(b)	5,576,000	5,631,006

5.40%, 03/15/2054(b)	6,450,000	6,552,382

5.50%, 03/15/2064	6,621,000	6,702,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Core Plus Bond Fund

	Principal Amount	Value

Biotechnology–(continued)
Amgen, Inc.,
5.25%, 03/02/2025	$1,972,000	$1,967,528

5.15%, 03/02/2028	2,435,000	2,440,737

5.25%, 03/02/2030(b)	1,002,000	1,009,941

5.65%, 03/02/2053	4,037,000	4,038,183

Gilead Sciences, Inc.,
5.25%, 10/15/2033(b)	3,670,000	3,714,688

5.55%, 10/15/2053(b)	1,852,000	1,889,607

		50,820,062

Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(c)	400,000	375,432

Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(c)	250,000	214,175

		589,607

Broadline Retail–0.04%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	488,543

B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)(e)	600,000	130,500

Falabella S.A. (Chile), 3.75%, 10/30/2027(c)	200,000	182,211

Grupo Axo, S.A.P.I. de C.V. (Mexico), 5.75%, 06/08/2026(c)	800,000	758,918

Prosus N.V. (China),
3.06%, 07/13/2031(c)	200,000	161,530

4.19%, 01/19/2032(c)	200,000	171,445

		1,893,147

Building Products–0.13%
Carrier Global Corp.,
5.90%, 03/15/2034	1,284,000	1,332,675

6.20%, 03/15/2054	1,665,000	1,818,689

Lennox International, Inc., 5.50%, 09/15/2028(b)	3,149,000	3,179,891

		6,331,255

Cable & Satellite–0.54%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	8,833,000	8,305,022

7.38%, 03/01/2031(b)(c)	4,925,000	4,775,052

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034(b)	5,964,000	5,988,632

Comcast Corp., 5.50%, 11/15/2032(b)	1,862,000	1,910,421

Cox Communications, Inc.,
5.70%, 06/15/2033(c)	882,000	883,597

5.80%, 12/15/2053(c)	5,195,000	5,063,557

		26,926,281

	Principal Amount	Value

Cargo Ground Transportation–0.25%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)(c)	$648,000	$651,582

5.35%, 01/12/2027(b)(c)	685,000	683,392

5.70%, 02/01/2028(c)	942,000	951,059

5.55%, 05/01/2028(c)	2,007,000	2,020,326

6.05%, 08/01/2028(c)	2,143,000	2,193,230

6.20%, 06/15/2030(c)	858,000	889,146

Ryder System, Inc., 6.60%, 12/01/2033	4,567,000	4,892,738

		12,281,473

Casinos & Gaming–0.03%
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	1,074,000	1,082,708

Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(c)	400,000	360,791

		1,443,499

Coal & Consumable Fuels–0.01%
PT Adaro Indonesia (Indonesia), 4.25%, 10/31/2024(c)	400,000	392,532

Commercial & Residential Mortgage Finance–0.32%
Aviation Capital Group LLC,
6.25%, 04/15/2028(c)	1,587,000	1,611,385

6.75%, 10/25/2028(c)	4,558,000	4,726,343

Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(c)(d)	3,129,000	3,203,844

Radian Group, Inc., 6.20%, 05/15/2029	5,705,000	5,725,150

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	531,000	489,117

		15,755,839

Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	1,704,000	1,725,998

Computer & Electronics Retail–0.03%
Leidos, Inc., 5.75%, 03/15/2033	1,292,000	1,313,985

Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(c)(f)	130,161	94,822

Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(c)	200,000	185,904

Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(c)(f)	208,000	141,008

		421,734

Construction Machinery & Heavy Transportation Equipment–0.36%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025(b)	6,702,000	6,704,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Core Plus Bond Fund

	Principal Amount	Value

Construction Machinery & Heavy Transportation Equipment– (continued)
Cummins, Inc.,
4.90%, 02/20/2029	$2,257,000	$2,248,359

5.15%, 02/20/2034(b)	4,207,000	4,203,464

5.45%, 02/20/2054(b)	4,590,000	4,618,821

		17,775,580

Construction Materials–0.01%
CEMEX S.A.B. de C.V. (Mexico), 9.13%(c)(d)(g)	600,000	640,258

Consumer Finance–0.52%
Capital One Financial Corp.,
7.15%, 10/29/2027(b)(d)	2,758,000	2,859,523

6.31%, 06/08/2029(b)(d)	2,536,000	2,597,357

7.62%, 10/30/2031(d)	100,000	109,501

6.38%, 06/08/2034(d)	2,275,000	2,345,509

FirstCash, Inc., 6.88%, 03/01/2032(c)	17,498,000	17,346,967

General Motors Financial Co., Inc., 5.40%, 04/06/2026	481,000	481,349

		25,740,206

Consumer Staples Merchandise Retail–0.04%
Dollar General Corp., 5.50%, 11/01/2052(b)	835,000	791,865

Target Corp., 4.80%, 01/15/2053(b)	1,166,000	1,078,884

		1,870,749

Copper–0.00%
PT Freeport Indonesia (Indonesia), 4.76%, 04/14/2027(c)	217,000	212,127

Data Processing & Outsourced Services–0.08%
Concentrix Corp., 6.85%, 08/02/2033	4,084,000	3,996,713

Distillers & Vintners–0.01%
Constellation Brands, Inc., 4.90%, 05/01/2033(b)	543,000	526,869

Distributors–0.10%
Genuine Parts Co., 6.88%, 11/01/2033(b)	4,406,000	4,816,432

Diversified Banks–8.00%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	20,285,000	19,504,027

Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	1,660,000	1,764,457

6.75%(c)(d)(g)	1,458,000	1,465,170

Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(d)	4,200,000	4,481,813

9.38%(d)(g)	4,048,000	4,281,731

Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(c)	400,000	379,389

Banco de Credito e Inversiones S.A. (Chile), 8.75%(c)(d)(g)	430,000	442,094

	Principal Amount	Value

Diversified Banks–(continued)
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(c)(d)	$200,000	$168,261

Banco Santander S.A. (Spain),
6.53%, 11/07/2027(b)(d)	4,400,000	4,503,023

9.63%(b)(d)(g)	5,200,000	5,509,280

9.63%(d)(g)	8,200,000	8,802,438

Bank Gospodarstwa Krajowego (Poland),
6.25%, 10/31/2028(c)	550,000	572,221

5.38%, 05/22/2033(c)	200,000	198,177

Bank of America Corp.,
6.39% (SOFR + 1.05%), 02/04/2028(b)(h)	1,428,000	1,431,577

4.95%, 07/22/2028(d)	837,000	828,903

5.20%, 04/25/2029(d)	4,462,000	4,439,587

5.82%, 09/15/2029(b)(d)	5,764,000	5,875,948

5.02%, 07/22/2033(b)(d)	61,000	59,478

5.29%, 04/25/2034(d)	2,125,000	2,095,662

5.47%, 01/23/2035(b)(d)	4,523,000	4,511,620

Bank of Montreal (Canada), 7.70%, 05/26/2084(d)	13,823,000	13,829,911

Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	2,713,000	2,797,952

8.00%, 01/27/2084(d)	6,200,000	6,276,303

Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	200,000	209,292

BBVA Bancomer S.A. (Mexico),
8.45%, 06/29/2038(c)(d)	300,000	316,957

8.13%, 01/08/2039(b)(c)(d)	5,046,000	5,233,888

BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	2,585,000	2,584,632

5.72%, 01/18/2030(c)(d)	2,868,000	2,857,734

6.51%, 01/18/2035(c)(d)	2,748,000	2,725,507

Citigroup, Inc.,
5.17%, 02/13/2030(b)(d)	4,532,000	4,486,908

6.17%, 05/25/2034(d)	227,000	228,817

5.83%, 02/13/2035(b)(d)	12,345,000	12,082,472

7.38%(b)(d)(g)	10,951,000	11,226,210

7.63%(b)(d)(g)	10,256,000	10,601,555

Series BB, 7.20%(d)(g)	9,943,000	9,988,467

Comerica, Inc., 5.98%, 01/30/2030(b)(d)	46,000	45,184

Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)(d)	5,389,000	5,349,468

6.25%, 01/10/2035(c)(d)	4,153,000	4,153,967

Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,649,000	1,632,805

Export-Import Bank of India (India), 3.38%, 08/05/2026(c)	200,000	191,119

Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(c)(d)	1,344,000	1,336,725

4.55%, 08/23/2027(b)(c)	2,209,000	2,168,752

Fifth Third Bancorp,
2.38%, 01/28/2025	841,000	816,674

1.71%, 11/01/2027(b)(d)	866,000	777,903

6.34%, 07/27/2029(b)(d)	664,000	681,593

4.77%, 07/28/2030(d)	2,258,000	2,155,466

5.63%, 01/29/2032(b)(d)	1,220,000	1,209,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	$3,729,000	$ 3,754,489

5.21%, 08/11/2028(d)	1,336,000	1,323,377

7.40%, 11/13/2034(d)	200,000	214,546

6.33%, 03/09/2044(d)	3,039,000	3,197,427

Intesa Sanpaolo S.p.A. (Italy), 7.80%, 11/28/2053(c)	5,149,000	5,569,947
Israel Discount Bank Ltd. (Israel), 5.38%, 01/26/2028(c)	400,000	390,878
JPMorgan Chase & Co.,
4.85%, 07/25/2028(d)	942,000	931,883

5.30%, 07/24/2029(b)(d)	3,630,000	3,640,660
6.09%, 10/23/2029(d)	4,513,000	4,666,634
5.01%, 01/23/2030(b)(d)	2,834,000	2,804,984
5.72%, 09/14/2033(b)(d)	2,325,000	2,354,921
6.25%, 10/23/2034(d)	6,955,000	7,380,660
5.34%, 01/23/2035(b)(d)	2,235,000	2,223,840
Series W, 6.57% (3 mo. Term SOFR + 1.26%), 05/15/2047(h)	803,000	707,462
KeyBank N.A.,
3.30%, 06/01/2025	1,550,000	1,492,533
4.15%, 08/08/2025(b)	1,336,000	1,294,240
5.85%, 11/15/2027(b)	1,584,000	1,564,943
KeyCorp,
3.88%, 05/23/2025(b)(d)	1,534,000	1,518,559
2.55%, 10/01/2029	784,000	656,144
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(c)	325,000	326,922
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025(b)	1,957,000	1,902,451
4.70%, 01/27/2028	1,843,000	1,773,546
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.41%, 04/19/2034(b)(d)	1,298,000	1,313,131
8.20%(b)(d)(g)	9,604,000	10,331,244
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(b)(d)	1,612,000	1,643,363
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	5,349,000	5,448,546
4.95%, 01/14/2028(d)	1,502,000	1,494,864
Multibank, Inc. (Panama), 7.75%, 02/03/2028(c)	5,134,000	5,221,509
National Securities Clearing Corp.,
5.10%, 11/21/2027(c)	2,521,000	2,539,073
5.00%, 05/30/2028(b)(c)	1,766,000	1,779,409
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	4,724,000	4,853,749
5.58%, 06/12/2029(b)(d)	4,108,000	4,132,184
6.04%, 10/28/2033(d)	1,238,000	1,270,896
5.07%, 01/24/2034(d)	1,433,000	1,378,452
6.88%, 10/20/2034(d)	3,909,000	4,236,756
Series V, 6.20%(d)(g)	2,176,000	2,146,504
Series W, 6.25%(d)(g)	3,306,000	3,128,537

	Principal Amount	Value

Diversified Banks–(continued)
Royal Bank of Canada (Canada),
6.06% (SOFR + 0.71%), 01/21/2027(b)(h)	$923,000	$924,746
4.95%, 02/01/2029(b)	1,904,000	1,891,373
Societe Generale S.A. (France),
6.07%, 01/19/2035(b)(c)(d)	2,434,000	2,400,890
7.13%, 01/19/2055(c)(d)	2,266,000	2,202,902
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(c)(d)	1,555,000	1,570,804
6.75%, 02/08/2028(c)(d)	2,422,000	2,482,354
7.02%, 02/08/2030(c)(d)	2,444,000	2,571,013
2.68%, 06/29/2032(c)(d)	3,298,000	2,682,181
6.10%, 01/11/2035(c)(d)	3,657,000	3,689,438
7.75%(c)(d)(g)	9,256,000	9,348,801
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.81%, 09/14/2033(b)	4,367,000	4,528,431
6.60%(d)(g)	11,527,000	11,505,740
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)(c)	1,369,000	1,378,644
5.65%, 09/14/2026(c)	1,986,000	2,003,318
5.55%, 09/14/2028(b)(c)	3,592,000	3,659,848
5.20%, 03/07/2029(c)	7,624,000	7,646,055
5.35%, 03/07/2034(c)	5,383,000	5,425,879
Synovus Bank, 5.63%, 02/15/2028(b)	2,031,000	1,962,783
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(b)(d)	2,470,000	2,576,850
Turkiye Ihracat Kredi Bankasi A.S. (Turkey), 7.50%, 02/06/2028(c)	300,000	300,045
U.S. Bancorp,
5.78%, 06/12/2029(b)(d)	3,154,000	3,188,092
5.38%, 01/23/2030(b)(d)	5,441,000	5,413,336
4.97%, 07/22/2033(d)	763,000	713,411
4.84%, 02/01/2034(b)(d)	2,989,000	2,814,318
5.84%, 06/12/2034(b)(d)	153,000	154,578
5.68%, 01/23/2035(b)(d)	3,502,000	3,495,832
UBS AG (Switzerland), 5.65%, 09/11/2028(b)	2,396,000	2,442,418
Wells Fargo & Co.,
4.81%, 07/25/2028(d)	542,000	532,423
5.57%, 07/25/2029(d)	2,500,000	2,517,443
6.30%, 10/23/2029(b)(d)	3,098,000	3,212,280
5.20%, 01/23/2030(b)(d)	3,167,000	3,141,083
5.39%, 04/24/2034(d)	70,000	68,872
5.56%, 07/25/2034(d)	6,572,000	6,548,977
6.49%, 10/23/2034(d)	8,112,000	8,630,291
5.50%, 01/23/2035(b)(d)	4,297,000	4,270,228
7.63%(b)(d)(g)	2,848,000	3,020,671
		398,806,633

Diversified Capital Markets–0.53%
Credit Suisse Group AG (Switzerland),
4.50%(c)(d)(e)(g)	5,650,000	692,125
5.25%(c)(d)(e)(g)	3,522,000	431,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)(d)	$1,916,000	$1,904,096

6.30%, 09/22/2034(c)(d)	3,536,000	3,657,856

5.70%, 02/08/2035(b)(c)(d)	2,266,000	2,242,588

7.75%(c)(d)(g)	9,507,000	9,533,401

9.25%(b)(c)(d)(g)	3,779,000	4,184,736

9.25%(c)(d)(g)	3,336,000	3,569,854

		26,216,101

Diversified Chemicals–0.01%
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(c)	200,000	178,069

SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(c)	200,000	195,573

		373,642

Diversified Financial Services–0.64%
Apollo Global Management, Inc., 6.38%, 11/15/2033	4,346,000	4,670,286

BOC Aviation (USA) Corp. (China), 4.88%, 05/03/2033(c)	310,000	302,783

Corebridge Financial, Inc.,
6.05%, 09/15/2033(c)	3,430,000	3,505,349

5.75%, 01/15/2034(b)	5,433,000	5,423,917

Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(c)	8,770,000	8,690,437

OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(c)	9,425,000	9,316,770

Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(c)(f)	26,030	24,750

		31,934,292

Diversified Metals & Mining–0.39%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	4,693,000	4,724,309

5.25%, 09/08/2030(b)	3,368,000	3,397,488

5.25%, 09/08/2033	5,917,000	5,946,199

5.50%, 09/08/2053	1,854,000	1,899,545

Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(c)	3,583,000	3,363,087

		19,330,628

Diversified REITs–0.26%
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(c)	325,000	324,929

5.25%, 01/30/2026(b)(c)	7,067,000	6,891,940

4.87%, 01/15/2030(c)	3,434,000	3,127,648

6.39%, 01/15/2050(c)	3,343,000	2,814,675

		13,159,192

Diversified Support Services–0.20%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(c)	3,849,000	3,949,877

	Principal Amount	Value
Diversified Support Services–(continued)
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(c)	$1,297,000	$1,329,036

7.75%, 03/15/2031(c)	4,665,000	4,909,912

		10,188,825

Drug Retail–0.07%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(c)	3,792,000	3,744,479

Electric Utilities–3.67%
Alabama Power Co., 5.85%, 11/15/2033	1,131,000	1,184,413

Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	2,214,000	2,318,687

Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	198,752	147,896

American Electric Power Co., Inc.,
5.75%, 11/01/2027(b)	904,000	923,067

5.20%, 01/15/2029(b)	3,958,000	3,956,276

CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	1,722,000	1,737,945

Series AJ, 4.85%, 10/01/2052	1,070,000	991,961

Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(c)	600,000	521,561

Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	2,070,000	2,115,693

5.90%, 11/15/2053	2,894,000	3,055,351

Constellation Energy Generation LLC,
6.13%, 01/15/2034(b)	1,324,000	1,382,402

6.50%, 10/01/2053	1,147,000	1,260,918

Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,458,000	1,614,382

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	6,116,000	6,044,840

Duke Energy Carolinas LLC, 5.35%, 01/15/2053	1,349,000	1,322,440

Duke Energy Corp.,
4.85%, 01/05/2029	3,795,000	3,733,496

5.00%, 08/15/2052	1,100,000	981,407

Duke Energy Indiana LLC, 5.40%, 04/01/2053	1,635,000	1,579,555

Edison International, 7.88%, 06/15/2054(b)(d)	6,883,000	7,034,034

Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(c)	400,000	379,700

Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,488,000	1,515,774

9.13%(b)(c)(d)(g)	3,285,000	3,653,117

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	1,266,000	1,291,056

Evergy Metro, Inc., 4.95%, 04/15/2033	826,000	808,274

Eversource Energy, 5.50%, 01/01/2034	3,251,000	3,219,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029	$3,403,000	$3,390,066

5.45%, 03/15/2034(b)	3,263,000	3,249,797

5.60%, 03/15/2053	4,443,000	4,334,062

Florida Power & Light Co., 4.80%, 05/15/2033	900,000	879,913

Georgia Power Co., 4.95%, 05/17/2033(b)	1,152,000	1,128,409

Greenko Power II Ltd. (India), 4.30%, 12/13/2028(c)	180,000	165,375

Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(c)	200,000	188,886

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,899,000	4,581,120

Metropolitan Edison Co., 5.20%, 04/01/2028(c)	678,000	676,984

MidAmerican Energy Co.,
5.35%, 01/15/2034(b)	903,000	921,288

5.85%, 09/15/2054	1,620,000	1,708,950

5.30%, 02/01/2055	3,434,000	3,342,560

MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(c)	200,000	207,260

National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	5,759,000	5,708,930

5.00%, 02/07/2031	5,387,000	5,312,476

5.80%, 01/15/2033	715,000	739,976

7.13%, 09/15/2053(d)	18,921,000	19,609,384

NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,531,000	1,536,801

4.90%, 03/15/2029	8,695,000	8,592,677

5.25%, 03/15/2034(b)	8,491,000	8,336,171

5.55%, 03/15/2054(b)	8,754,000	8,499,338

Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(c)	3,785,000	3,695,981

5.66%, 01/17/2054(c)	1,589,000	1,545,489

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	753,000	761,618

Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	3,283,000	3,393,759

PacifiCorp,
5.10%, 02/15/2029(b)	3,754,000	3,744,297

5.30%, 02/15/2031(b)	3,924,000	3,884,482

5.45%, 02/15/2034(b)	4,764,000	4,698,478

5.80%, 01/15/2055(b)	3,635,000	3,516,533

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(c)	200,000	199,086

3.38%, 02/05/2030(c)	200,000	177,982

Public Service Co. of Colorado, 5.25%, 04/01/2053(b)	1,250,000	1,183,682

Public Service Co. of New Hampshire, 5.35%, 10/01/2033	1,459,000	1,478,213

Public Service Electric and Gas Co., 5.13%, 03/15/2053(b)	797,000	771,766

San Diego Gas & Electric Co., 5.35%, 04/01/2053	3,066,000	2,978,931

Sierra Pacific Power Co., 5.90%, 03/15/2054(c)	1,090,000	1,117,557

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), 5.70%, 10/15/2032	$742,000	$760,064

Southwestern Electric Power Co., 5.30%, 04/01/2033(b)	1,043,000	1,029,748

Virginia Electric & Power Co.,
5.00%, 04/01/2033	1,129,000	1,107,078

5.35%, 01/15/2054(b)	2,787,000	2,685,844

Vistra Operations Co. LLC,
7.75%, 10/15/2031(c)	5,017,000	5,193,884

6.95%, 10/15/2033(c)	2,931,000	3,056,330

		182,865,178

Electrical Components & Equipment–0.23%
Regal Rexnord Corp.,
6.05%, 04/15/2028(c)	77,000	77,506

6.30%, 02/15/2030(c)	840,000	855,772

6.40%, 04/15/2033(b)(c)	1,236,000	1,269,782

Sensata Technologies B.V., 5.88%, 09/01/2030(b)(c)	2,099,000	2,046,213

Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(c)	6,809,000	7,024,573

		11,273,846

Electronic Manufacturing Services–0.25%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(c)	12,229,000	12,287,088

Environmental & Facilities Services–0.45%
Ambipar Lux S.a.r.l. (Brazil), 9.88%, 02/06/2031(c)	310,000	308,273

Clean Harbors, Inc., 6.38%, 02/01/2031(b)(c)	3,452,000	3,434,220

Republic Services, Inc.,
4.88%, 04/01/2029(b)	4,320,000	4,305,750

5.00%, 12/15/2033(b)	3,760,000	3,701,501

5.00%, 04/01/2034(b)	753,000	741,720

Veralto Corp.,
5.50%, 09/18/2026(c)	3,323,000	3,338,632

5.35%, 09/18/2028(b)(c)	4,251,000	4,282,842

5.45%, 09/18/2033(b)(c)	2,406,000	2,418,293

		22,531,231

Financial Exchanges & Data–0.14%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	268,000	234,034

Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	752,000	707,408

5.20%, 06/15/2062	1,644,000	1,582,501

Nasdaq, Inc.,
5.35%, 06/28/2028(b)	860,000	869,167

5.55%, 02/15/2034(b)	1,348,000	1,358,072

5.95%, 08/15/2053(b)	595,000	612,779

6.10%, 06/28/2063	1,347,000	1,406,977

		6,770,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Core Plus Bond Fund

	Principal Amount	Value
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)(c)	$4,775,000	$4,734,335

5.62%, 02/12/2054(b)(c)	1,755,000	1,750,616

		6,484,951

Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	500,000	495,919

5.15%, 01/29/2050(c)	200,000	162,371

		658,290

Gas Utilities–0.16%
Atmos Energy Corp.,
5.90%, 11/15/2033(b)	1,609,000	1,693,083

6.20%, 11/15/2053(b)	1,244,000	1,378,168

Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(c)	400,000	307,262

Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033(b)	1,789,000	1,794,197

Promigas S.A. ESP/Gases del Pacifico SAC (Colombia), 3.75%, 10/16/2029(c)	400,000	349,000

Southern Co. Gas Capital Corp., 5.75%, 09/15/2033(b)	1,441,000	1,477,272

Southwest Gas Corp., 5.45%, 03/23/2028	860,000	868,523

		7,867,505

Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(c)	200,000	187,453

Health Care Distributors–0.13%
Cardinal Health, Inc., 5.45%, 02/15/2034	3,391,000	3,393,925

Cencora, Inc., 5.13%, 02/15/2034	2,983,000	2,929,620

		6,323,545

Health Care Facilities–0.11%
HCA, Inc., 5.90%, 06/01/2053	2,671,000	2,626,186

UPMC,
5.04%, 05/15/2033	2,168,000	2,141,655

5.38%, 05/15/2043	883,000	893,680

		5,661,521

Health Care Services–0.25%
CVS Health Corp.,
5.00%, 01/30/2029(b)	1,963,000	1,957,687

5.25%, 01/30/2031(b)	260,000	259,805

5.30%, 06/01/2033(b)	2,087,000	2,072,825

6.00%, 06/01/2063(b)	985,000	987,458

Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	386,000	311,652

Series 2042, 2.72%, 01/01/2042	1,414,000	1,000,533

2.86%, 01/01/2052	1,910,000	1,225,980

	Principal Amount	Value
Health Care Services–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$3,272,000	$1,974,862

Quest Diagnostics, Inc., 6.40%, 11/30/2033(b)	2,612,000	2,791,585

		12,582,387

Health Care Supplies–1.27%
Solventum Corp.,
5.45%, 02/25/2027(b)(c)	6,711,000	6,724,933

5.40%, 03/01/2029(c)	19,926,000	19,900,230

5.60%, 03/23/2034(c)	16,563,000	16,464,825

5.90%, 04/30/2054(b)(c)	12,685,000	12,423,311

6.00%, 05/15/2064(c)	7,918,000	7,696,319

		63,209,618

Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	1,223,931	1,079,354

Home Improvement Retail–0.16%
Home Depot, Inc. (The), 4.90%, 04/15/2029(b)	4,404,000	4,423,114

Lowe’s Cos., Inc.,
5.00%, 04/15/2033(b)	1,710,000	1,687,608

5.75%, 07/01/2053	609,000	615,864

5.80%, 09/15/2062	614,000	613,490

5.85%, 04/01/2063	874,000	882,799

		8,222,875

Hotel & Resort REITs–0.01%
Service Properties Trust, 4.95%, 02/15/2027(b)	565,000	519,370

Hotels, Resorts & Cruise Lines–0.18%
Carnival Corp., 7.00%, 08/15/2029(c)	1,799,000	1,867,412

Marriott International, Inc.,
4.88%, 05/15/2029	1,913,000	1,888,259

5.30%, 05/15/2034	3,204,000	3,154,729

Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(c)	2,178,000	2,185,179

		9,095,579

Independent Power Producers & Energy Traders–0.51%
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(c)	196,419	165,023

Colbun S.A. (Chile), 3.95%, 10/11/2027(c)	200,000	190,715

Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(c)	200,000	187,500

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(c)	650,000	522,947

5.38%, 12/30/2030(c)	8,656,000	6,964,044

Vistra Corp.,
7.00%(b)(c)(d)(g)	4,491,000	4,350,387

Series C, 8.88%(c)(d)(g)	12,846,000	13,099,385

		25,480,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Plus Bond Fund

	Principal Amount	Value

Industrial Conglomerates–1.06%
Bidvest Group (UK) PLC (The) (South Africa), 3.63%, 09/23/2026(c)	$3,306,000	$3,091,490

Honeywell International, Inc.,
4.88%, 09/01/2029	7,284,000	7,290,664

4.95%, 09/01/2031	8,906,000	8,891,555

5.00%, 02/15/2033(b)	980,000	982,100

5.00%, 03/01/2035	7,286,000	7,267,800

5.25%, 03/01/2054	14,572,000	14,555,044

5.35%, 03/01/2064	10,920,000	10,917,396

		52,996,049

Industrial Machinery & Supplies & Components–0.15%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	590,000	595,186

5.70%, 08/14/2033(b)	2,259,000	2,298,979

Nordson Corp.,
5.60%, 09/15/2028	924,000	940,017

5.80%, 09/15/2033	1,665,000	1,719,968

nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,200,000	2,201,559

		7,755,709

Industrial REITs–0.46%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(c)	200,000	192,330

LXP Industrial Trust, 6.75%, 11/15/2028(b)	1,662,000	1,717,350

Prologis L.P.,
4.88%, 06/15/2028(b)	1,788,000	1,786,661

5.13%, 01/15/2034	1,722,000	1,705,767

5.00%, 03/15/2034(b)	10,817,000	10,636,777

5.25%, 06/15/2053(b)	4,022,000	3,903,338

5.25%, 03/15/2054	3,040,000	2,923,339

		22,865,562

Insurance Brokers–0.22%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	2,254,000	2,545,124

AssuredPartners, Inc., 7.50%, 02/15/2032(c)	1,564,000	1,537,967

Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(b)	3,093,000	3,150,212

5.45%, 03/15/2053	792,000	789,892

5.70%, 09/15/2053(b)	2,763,000	2,854,310

		10,877,505

Integrated Oil & Gas–0.57%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1,233,000	1,203,328

Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	136,000	112,661

8.38%, 01/19/2036	9,544,000	9,588,141

Empresa Nacional del Petroleo (Chile), 6.15%, 05/10/2033(c)	600,000	599,251

Occidental Petroleum Corp.,
6.45%, 09/15/2036	3,843,000	4,049,119

4.63%, 06/15/2045	1,894,000	1,530,267

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(b)	$5,958,930	$5,705,887

6.70%, 02/16/2032	4,851,000	3,914,761

10.00%, 02/07/2033(b)	1,415,000	1,375,139

Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(c)	200,000	185,909

		28,264,463

Integrated Telecommunication Services–0.40%
AT&T, Inc., 5.40%, 02/15/2034(b)	2,483,000	2,487,227

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	10,020,000	9,394,590

IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(c)	4,630,000	4,069,261

6.25%, 11/29/2028(c)	3,440,000	2,815,943

Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(c)	1,532,000	1,413,806

		20,180,827

Interactive Media & Services–0.07%
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(c)	300,000	260,796

Meta Platforms, Inc., 5.75%, 05/15/2063(b)	2,718,000	2,847,791

Weibo Corp. (China), 3.38%, 07/08/2030	200,000	171,803

		3,280,390

Investment Banking & Brokerage–1.44%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	3,284,000	3,313,644

Charles Schwab Corp. (The),
5.64%, 05/19/2029(b)(d)	2,412,000	2,443,615

6.20%, 11/17/2029(b)(d)	4,487,000	4,634,882

5.85%, 05/19/2034(b)(d)	2,410,000	2,448,573

6.14%, 08/24/2034(b)(d)	5,780,000	5,992,133

Series K, 5.00%(b)(d)(g)	1,065,000	985,144

Goldman Sachs Group, Inc. (The),
6.14% (SOFR + 0.79%), 12/09/2026(h)	1,674,000	1,676,150

Series V, 4.13%(b)(d)(g)	2,879,000	2,632,882

Series W, 7.50%(b)(d)(g)	15,301,000	16,127,618

GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)(c)	4,592,000	4,793,221

Morgan Stanley,
5.12%, 02/01/2029(d)	820,000	814,889

5.16%, 04/20/2029(d)	2,843,000	2,827,721

5.45%, 07/20/2029(d)	1,334,000	1,339,700

6.41%, 11/01/2029(d)	3,787,000	3,954,678

5.17%, 01/16/2030(b)(d)	3,080,000	3,061,873

5.25%, 04/21/2034(d)	252,000	247,439

5.42%, 07/21/2034(d)	2,897,000	2,880,918

5.47%, 01/18/2035(b)(d)	3,236,000	3,233,413

5.95%, 01/19/2038(b)(d)	701,000	699,478

5.94%, 02/07/2039(b)(d)	7,707,000	7,591,894

		71,699,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Plus Bond Fund

	Principal Amount	Value
Leisure Products–0.14%
Brunswick Corp., 5.10%, 04/01/2052	$1,089,000	$861,337

Polaris, Inc., 6.95%, 03/15/2029	5,663,000	5,971,399

		6,832,736

Life & Health Insurance–2.12%
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	7,664,000	7,644,749

Corebridge Global Funding,
5.90%, 09/19/2028(c)	2,488,000	2,538,563

5.20%, 01/12/2029(b)(c)	6,154,000	6,091,906

Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(c)	11,863,000	11,388,955

Series 21-1, 2.66%, 06/29/2026(c)	31,380,000	29,130,722

F&G Annuities & Life, Inc., 7.40%, 01/13/2028	1,755,000	1,804,991

GA Global Funding Trust, 5.50%, 01/08/2029(c)	6,775,000	6,698,958

MAG Mutual Holding Co., 4.75%, 04/30/2041(c)(i)	27,101,000	23,437,487

MetLife, Inc., 5.25%, 01/15/2054	2,422,000	2,343,591

Pacific Life Global Funding II, 6.15% (SOFR + 0.80%), 03/30/2025(c)(h)	4,332,000	4,343,055

Principal Financial Group, Inc., 5.38%, 03/15/2033	1,864,000	1,880,502

Sumitomo Life Insurance Co. (Japan), 5.88%(c)(d)(g)	8,640,000	8,556,795

		105,860,274

Managed Health Care–0.31%
Humana, Inc.,
5.75%, 12/01/2028	1,819,000	1,858,600

5.95%, 03/15/2034(b)	5,457,000	5,644,620

Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	182,000	133,048

3.00%, 06/01/2051	126,000	86,467
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(b)	1,359,000	1,382,196

5.30%, 02/15/2030(b)	2,312,000	2,357,359

5.35%, 02/15/2033(b)	1,987,000	2,028,031

5.05%, 04/15/2053	1,112,000	1,058,735

5.20%, 04/15/2063(b)	923,000	880,951

		15,430,007

Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(c)	200,000	216,472

Marine Transportation–0.35%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(c)	2,162,000	2,179,540

Stena International S.A. (Sweden),
7.25%, 01/15/2031(c)	2,035,000	2,025,212

7.63%, 02/15/2031(c)	13,085,000	13,167,632

		17,372,384

	Principal Amount	Value
Movies & Entertainment–0.07%
Walt Disney Co. (The), 6.55%, 03/15/2033	$8,000	$8,904

Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	1,454,000	1,223,650

5.14%, 03/15/2052	980,000	797,049

5.39%, 03/15/2062	1,598,000	1,290,357

		3,319,960

Multi-Family Residential REITs–0.08%
AvalonBay Communities, Inc., 5.30%, 12/07/2033(b)	4,131,000	4,145,019

Multi-line Insurance–0.05%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	2,482,000	2,456,937

Multi-Sector Holdings–0.01%
SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(c)	300,000	298,983

Multi-Utilities–0.40%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.70%, 04/24/2033(c)	400,000	390,444

Ameren Illinois Co., 4.95%, 06/01/2033(b)	1,388,000	1,367,395

Black Hills Corp., 6.15%, 05/15/2034(b)	3,659,000	3,764,000

Dominion Energy, Inc., 5.38%, 11/15/2032(b)	1,880,000	1,870,563

DTE Electric Co., 5.20%, 03/01/2034	3,001,000	2,988,217

NiSource, Inc., 5.25%, 03/30/2028(b)	615,000	618,077

Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	4,859,000	4,991,185

6.13%, 10/15/2033(b)	3,038,000	3,168,739

WEC Energy Group, Inc., 5.15%, 10/01/2027	1,049,000	1,048,524

		20,207,144

Office REITs–0.29%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,965,000	1,888,144

5.63%, 05/15/2054	8,654,000	8,336,466

Brandywine Operating Partnership L.P., 7.80%, 03/15/2028(b)	4,102,000	4,067,668

Office Properties Income Trust, 4.50%, 02/01/2025	330,000	267,732

		14,560,010

Oil & Gas Drilling–0.04%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(b)	1,742,000	1,846,881

Oil & Gas Exploration & Production–0.67%
Apache Corp., 7.75%, 12/15/2029	1,405,000	1,507,445

Civitas Resources, Inc.,
8.38%, 07/01/2028(c)	4,075,000	4,269,271

8.75%, 07/01/2031(b)(c)	5,072,000	5,400,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
ConocoPhillips Co.,
5.55%, 03/15/2054	$3,199,000	$3,239,311

5.70%, 09/15/2063	1,367,000	1,398,207

Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(c)	408,000	379,950

Murphy Oil Corp., 6.38%, 07/15/2028	4,384,000	4,393,601

Southwestern Energy Co., 5.38%, 03/15/2030	2,540,000	2,430,120

Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(c)	200,000	187,970

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)(c)	4,013,000	4,121,632

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	7,487,000	6,326,141

		33,653,913

Oil & Gas Refining & Marketing–0.57%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(c)	6,893,000	7,121,848

CVR Energy, Inc., 8.50%, 01/15/2029(b)(c)	11,783,000	11,866,129

Phillips 66 Co., 5.30%, 06/30/2033	2,111,000	2,094,349

Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(c)	200,000	189,472

Raizen Fuels Finance S.A. (Brazil),
6.45%, 03/05/2034(c)	4,765,000	4,840,687

6.95%, 03/05/2054(c)	2,420,000	2,469,153

		28,581,638

Oil & Gas Storage & Transportation–2.39%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(c)	200,000	187,750

Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)(c)	6,914,000	6,890,043

Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	1,944,000	1,959,196

Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(c)	935,000	946,566

Enbridge, Inc. (Canada),
5.70%, 03/08/2033	2,034,000	2,057,757

7.38%, 01/15/2083(d)	1,528,000	1,535,029

7.63%, 01/15/2083(b)(d)	1,683,000	1,708,624

8.50%, 01/15/2084(b)(d)	2,726,000	2,913,601

Series NC5, 8.25%, 01/15/2084(d)	4,305,000	4,476,653

Energy Transfer L.P.,
6.10%, 12/01/2028	1,255,000	1,298,143

6.40%, 12/01/2030	933,000	979,740

6.55%, 12/01/2033(b)	2,150,000	2,281,849

5.55%, 05/15/2034(b)	3,752,000	3,714,663

5.95%, 05/15/2054	3,439,000	3,358,515

8.00%, 05/15/2054(d)	4,325,000	4,497,373

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 01/15/2029	$2,180,000	$2,218,115

8.88%, 04/15/2030(b)	2,485,000	2,578,877

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(c)	4,010,000	4,075,233

6.51%, 02/23/2042(c)	5,385,000	5,554,615

Kinder Morgan, Inc.,
4.80%, 02/01/2033	868,000	819,647

5.20%, 06/01/2033(b)	2,042,000	1,988,793

5.45%, 08/01/2052(b)	1,694,000	1,561,003

MPLX L.P., 4.95%, 03/14/2052	899,000	772,469

NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)(c)	2,280,000	2,303,432

8.38%, 02/15/2032(c)	6,841,000	6,954,506

Northern Natural Gas Co., 5.63%, 02/01/2054(b)(c)	1,823,000	1,848,182

ONEOK, Inc.,
5.65%, 11/01/2028(b)	1,166,000	1,187,035

5.80%, 11/01/2030	1,700,000	1,740,372

6.05%, 09/01/2033	2,920,000	3,010,491

6.63%, 09/01/2053(b)	4,151,000	4,466,499

Prairie Acquiror L.P., 9.00%, 08/01/2029(c)	1,299,000	1,309,696

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	1,413,000	1,464,355

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	9,738,000	9,723,695

Targa Resources Corp., 6.25%, 07/01/2052	770,000	781,152

TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(c)	2,210,000	2,267,895

Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	6,578,000	7,017,663

9.88%, 02/01/2032(b)(c)	6,742,000	7,102,737

Western Midstream Operating L.P., 6.15%, 04/01/2033(b)	1,943,000	1,975,738

Williams Cos., Inc. (The),
5.30%, 08/15/2028	5,500,000	5,543,745

5.65%, 03/15/2033(b)	2,089,000	2,125,188

		119,196,635

Other Specialty Retail–0.01%
Tractor Supply Co., 5.25%, 05/15/2033(b)	745,000	741,386

Packaged Foods & Meats–0.44%
Bimbo Bakeries USA, Inc. (Mexico), 6.05%, 01/15/2029(c)	2,504,000	2,579,458

Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(c)	900,000	783,697

J.M. Smucker Co. (The), 6.20%, 11/15/2033(b)	1,672,000	1,768,450

McCormick & Co., Inc., 4.95%, 04/15/2033(b)	651,000	635,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Plus Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)
Minerva Luxembourg S.A. (Brazil),
4.38%, 03/18/2031(c)	$10,499,000	$8,694,806

8.88%, 09/13/2033(c)	6,550,000	6,892,729

Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(c)	400,000	396,494

		21,751,423

Paper & Plastic Packaging Products & Materials–0.04%
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	1,925,000	1,989,745

Paper Products–0.07%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(c)	3,110,000	3,161,315

Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(c)	205,000	212,836

		3,374,151

Passenger Airlines–0.09%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	331,043	282,387

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(c)	1,716,535	1,490,707

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	539,031	532,438

4.75%, 10/20/2028(c)	1,635,962	1,599,955

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	682,228	689,512

		4,594,999

Personal Care Products–0.18%
Kenvue, Inc.,
5.35%, 03/22/2026	447,000	450,083

5.05%, 03/22/2028(b)	1,057,000	1,064,240

5.00%, 03/22/2030(b)	2,887,000	2,896,776

4.90%, 03/22/2033(b)	2,491,000	2,463,974

5.10%, 03/22/2043(b)	1,025,000	1,002,407

5.20%, 03/22/2063	995,000	965,189

		8,842,669

Pharmaceuticals–0.87%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029(b)	3,711,000	3,710,774

4.90%, 02/26/2031	4,253,000	4,245,156

5.00%, 02/26/2034(b)	5,353,000	5,373,021

Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(b)	2,111,000	2,106,732

5.90%, 11/15/2033(b)	2,451,000	2,594,943

6.25%, 11/15/2053(b)	1,605,000	1,779,235

6.40%, 11/15/2063	3,947,000	4,411,998

Eli Lilly and Co.,
4.70%, 02/09/2034	9,302,000	9,185,833

5.00%, 02/09/2054(b)	3,692,000	3,639,629

5.10%, 02/09/2064(b)	4,686,000	4,608,544

	Principal Amount	Value

Pharmaceuticals–(continued)
Merck & Co., Inc.,
5.00%, 05/17/2053	$1,074,000	$1,041,690

5.15%, 05/17/2063	688,000	672,058

		43,369,613

Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(c)(e)(i)	200,000	0

Property & Casualty Insurance–0.02%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,036,000	1,058,343

Rail Transportation–0.24%
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	209,000	138,872

Norfolk Southern Corp.,
5.05%, 08/01/2030(b)	2,001,000	2,000,455

5.55%, 03/15/2034(b)	2,238,000	2,299,024

5.35%, 08/01/2054(b)	2,742,000	2,689,822

5.95%, 03/15/2064	2,841,000	3,000,056

Union Pacific Corp., 5.15%, 01/20/2063	2,172,000	2,083,302

		12,211,531

Real Estate Development–0.53%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	24,820,000	26,238,627

Regional Banks–0.36%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(c)	200,000	188,489

Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	1,241,000	1,139,950

M&T Bank Corp., 5.05%, 01/27/2034(b)(d)	1,294,000	1,188,702

Truist Financial Corp.,
6.05%, 06/08/2027(b)(d)	2,286,000	2,309,539

4.87%, 01/26/2029(b)(d)	1,395,000	1,360,944

7.16%, 10/30/2029(d)	3,276,000	3,468,512

5.44%, 01/24/2030(b)(d)	2,835,000	2,805,492

4.92%, 07/28/2033(d)	1,981,000	1,823,069

6.12%, 10/28/2033(b)(d)	1,219,000	1,241,142

5.87%, 06/08/2034(d)	2,454,000	2,454,973

		17,980,812

Reinsurance–0.10%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)(d)	5,724,000	5,057,509

Renewable Electricity–0.01%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	200,000	197,455

Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(c)	104,860	101,705

ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(c)	200,000	189,034

		488,194

.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Plus Bond Fund

	Principal Amount	Value

Restaurants–0.26%
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(c)	$400,000	$406,598

Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	322,000	315,671

McDonald’s Corp.,
4.80%, 08/14/2028(b)	6,369,000	6,354,479

4.95%, 08/14/2033(b)	5,305,000	5,265,367

5.45%, 08/14/2053(b)	882,000	880,046

		13,222,161

Retail REITs–0.12%
Kite Realty Group L.P., 5.50%, 03/01/2034(b)	1,277,000	1,249,019

NNN REIT, Inc., 5.60%, 10/15/2033(b)	1,296,000	1,293,356

Realty Income Corp., 5.63%, 10/13/2032(b)	834,000	844,661

Regency Centers L.P., 5.25%, 01/15/2034(b)	2,667,000	2,608,295

		5,995,331

Self-Storage REITs–0.22%
Extra Space Storage L.P.,
5.70%, 04/01/2028	730,000	740,669

5.40%, 02/01/2034	4,901,000	4,807,077

Public Storage Operating Co.,
5.13%, 01/15/2029(b)	514,000	519,376

5.10%, 08/01/2033(b)	3,101,000	3,100,212

5.35%, 08/01/2053(b)	1,860,000	1,848,434

		11,015,768

Semiconductors–0.15%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(c)	3,986,000	3,970,210

Micron Technology, Inc., 5.30%, 01/15/2031	3,141,000	3,110,241

SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(c)	600,000	618,313

		7,698,764

Single-Family Residential REITs–0.08%
Sun Communities Operating L.P., 5.50%, 01/15/2029	4,127,000	4,089,578

Sovereign Debt–3.50%
Brazilian Government International Bond (Brazil),
6.13%, 03/15/2034	17,150,000	16,972,489

7.13%, 05/13/2054	20,884,000	20,909,639

Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	200,000	209,475

7.50%, 02/02/2034	3,455,000	3,494,437

Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(c)	8,630,000	9,115,437

Dominican Republic International Bond (Dominican Republic), 4.50%, 01/30/2030(c)	200,000	182,013

	Principal Amount	Value

Sovereign Debt–(continued)
Finance Department Government of Sharjah (United Arab Emirates), 6.13%, 03/06/2036(c)	$670,000	$664,786

Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)(e)	4,937,000	2,137,968

Guatemala Government Bond (Guatemala), 7.05%, 10/04/2032(c)	200,000	210,725

Hungary Government International Bond (Hungary), 5.50%, 03/26/2036(b)(c)	8,045,000	7,743,457

Indonesia Government International Bond (Indonesia),
6.63%, 02/17/2037(c)	400,000	446,356

5.10%, 02/10/2054(b)	830,000	796,038

Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	186,094

Ivory Coast Government International Bond (Ivory Coast), 7.63%, 01/30/2033(c)	8,845,000	8,576,209

Mexico Government International Bond (Mexico),
4.88%, 05/19/2033	200,000	188,468

6.35%, 02/09/2035	3,380,000	3,465,717

6.00%, 05/07/2036(b)	6,890,000	6,872,613

6.34%, 05/04/2053(b)	8,059,000	7,873,012

6.40%, 05/07/2054(b)	8,904,000	8,779,562

Oman Government International Bond (Oman),
6.00%, 08/01/2029(c)	200,000	203,030

6.25%, 01/25/2031(c)	600,000	615,405

Panama Government International Bond (Panama),
7.50%, 03/01/2031	6,475,000	6,654,154

8.00%, 03/01/2038	1,634,000	1,674,708

Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	200,000	145,963

Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(c)	3,504,000	3,669,669

Romanian Government International Bond (Romania),
5.25%, 11/25/2027(c)	300,000	294,744

6.63%, 02/17/2028(c)	5,030,000	5,175,900

5.88%, 01/30/2029(c)	4,864,000	4,833,897

3.63%, 03/27/2032(c)	300,000	254,069

7.13%, 01/17/2033(c)	3,760,000	3,965,574

6.38%, 01/30/2034(c)	5,840,000	5,815,735

7.63%, 01/17/2053(c)	500,000	545,624

Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(c)	415,000	403,256

4.75%, 01/16/2030(c)	8,658,000	8,519,541

5.00%, 01/16/2034(c)	8,991,000	8,836,580

5.00%, 01/18/2053(c)	200,000	176,590

5.75%, 01/16/2054(c)	10,666,000	10,341,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Serbia International Bond (Serbia), 6.50%, 09/26/2033(c)	$300,000	$ 304,882
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(c)	4,275,000	4,295,306
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	9,000,000	8,974,098

		174,524,504

Specialized Finance–0.11%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(c)	2,735,000	2,713,025
India Airport Infra (India), 6.25%, 10/25/2025(c)	400,000	397,252
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(c)	2,202,000	2,226,898

		5,337,175

Specialty Chemicals–0.44%
OCP S.A. (Morocco), 3.75%, 06/23/2031(c)	200,000	170,178
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026(b)	5,450,000	5,094,799

6.50%, 09/27/2028	300,000	282,184
8.75%, 05/03/2029(c)	7,995,000	8,007,752
5.50%, 03/18/2031	9,811,000	8,177,365
		21,732,278

Steel–0.01%
CSN Resources S.A. (Brazil), 8.88%, 12/05/2030(c)	670,000	687,839

Systems Software–0.15%
Oracle Corp.,
6.25%, 11/09/2032	2,431,000	2,568,763

4.90%, 02/06/2033(b)	2,078,000	2,010,040
6.90%, 11/09/2052	1,729,000	1,949,777
5.55%, 02/06/2053(b)	1,077,000	1,029,860
		7,558,440

Technology Hardware, Storage & Peripherals–0.01%
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(c)	400,000	419,866

Tobacco–0.87%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031(b)	1,694,000	1,688,834

6.00%, 02/20/2034	1,819,000	1,800,760
7.08%, 08/02/2043(b)	593,000	618,528
7.08%, 08/02/2053(b)	988,000	1,023,813

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.00%, 11/17/2025	$787,000	$ 784,545

5.13%, 11/17/2027(b)	2,235,000	2,239,730
4.88%, 02/15/2028(b)	4,913,000	4,888,036
5.25%, 09/07/2028	3,665,000	3,694,938
4.88%, 02/13/2029(b)	9,607,000	9,447,873
5.13%, 02/13/2031(b)	2,596,000	2,557,817
5.75%, 11/17/2032(b)	1,120,000	1,142,906
5.38%, 02/15/2033	5,438,000	5,414,315
5.63%, 09/07/2033	3,173,000	3,208,674
5.25%, 02/13/2034(b)	5,192,000	5,075,058
		43,585,827

Trading Companies & Distributors–0.50%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(d)	7,833,000	7,778,851
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(c)	4,497,000	4,564,959

5.75%, 03/01/2029(c)	9,145,000	9,019,172

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	1,044,000	957,368

3.15%, 06/15/2031(c)	3,197,000	2,519,798
		24,840,148

Transaction & Payment Processing Services–0.43%
Fiserv, Inc.,
5.38%, 08/21/2028(b)	4,998,000	5,041,111

5.63%, 08/21/2033	3,271,000	3,306,568
5.45%, 03/15/2034	9,807,000	9,799,660
Mastercard, Inc., 4.85%, 03/09/2033(b)	3,108,000	3,105,736

		21,253,075

Wireless Telecommunication Services–0.46%
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(c)	200,000	196,519
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(c)	200,000	117,500
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(c)	325,000	312,257
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	513,125	509,779

5.15%, 03/20/2028(c)	1,390,600	1,386,598
T-Mobile USA, Inc.,
5.75%, 01/15/2034(b)	3,716,000	3,826,556

5.65%, 01/15/2053	2,214,000	2,204,319
6.00%, 06/15/2054	1,191,000	1,248,233
5.50%, 01/15/2055(b)	3,938,000	3,840,193
Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(d)	5,448,000	4,665,259

5.13%, 06/04/2081(d)	6,245,000	4,639,277
		22,946,490
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,366,108,947)		2,350,197,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–30.82%
Collateralized Mortgage Obligations–0.70%
Fannie Mae REMICs, IO,
7.00%, 05/25/2033(j)	$3,161	$476

6.00%, 07/25/2033(j)	2,556	384

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.05%, 03/25/2024(k)	3,739,105	209

Series K083, Class AM, 4.03%, 10/25/2028(l)	4,736,000	4,578,778

Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,597,502

Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,639,481

Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	18,158,608

		34,975,438

Federal Home Loan Mortgage Corp. (FHLMC)–2.09%
3.50%, 08/01/2026	80,320	78,399

7.00%, 05/01/2028 to 06/01/2032	236,249	242,948

6.00%, 03/01/2029 to 08/01/2053	61,589,366	62,283,185

7.50%, 05/01/2030 to 05/01/2035	227,335	229,937

8.50%, 08/01/2031	13,072	13,707

3.00%, 02/01/2032	966,624	914,599

6.50%, 08/01/2032 to 09/01/2036	60,236	62,585

8.00%, 08/01/2032	9,504	9,851

5.50%, 01/01/2034 to 07/01/2053	30,359,151	30,221,837

5.00%, 07/01/2034 to 06/01/2040	857,187	852,135

4.50%, 02/01/2040 to 10/01/2046	9,440,343	9,217,154

ARM,
6.31% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.06%), 12/01/2036(h)	28,407	29,203

5.79% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(h)	2,497	2,501

5.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(h)	40,342	40,220

		104,198,261

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.45%
6.50%, 07/01/2028 to 01/01/2037	$39,362	$40,541

7.50%, 02/01/2030 to 08/01/2037	325,255	332,981

9.50%, 04/01/2030	427	429

3.50%, 12/01/2030 to 05/01/2047	23,890,093	21,821,294

7.00%, 03/01/2032 to 02/01/2034	132,281	135,886

8.50%, 10/01/2032	21,131	22,238

5.50%, 04/01/2033 to 09/01/2053	33,486,544	33,277,156

8.00%, 04/01/2033	18,803	19,581

6.00%, 04/01/2037 to 10/01/2039	6,355	6,507

5.00%, 12/01/2039	263,256	261,321

3.00%, 08/01/2043	1,869,987	1,661,519

4.00%, 12/01/2048	15,666,178	14,679,330

ARM,
5.69% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(h)	45,323	46,531

5.98% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2037(h)	25,675	26,345

5.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(h)	13,817	13,823

		72,345,482

Government National Mortgage Association (GNMA)–3.95%
ARM,
3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(h)	1,365	1,351

4.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(h)	804	799

4.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(h)	1,062	1,053

8.00%, 08/15/2025 to 06/15/2026	1,621	1,622

6.56%, 01/15/2027	39,325	40,531

7.00%, 10/15/2028 to 09/15/2032	61,846	61,805

6.00%, 11/15/2028 to 02/15/2033	29,041	29,738

6.50%, 01/15/2029 to 09/15/2034	41,332	42,163

7.50%, 05/15/2031 to 05/15/2032	3,207	3,216

5.50%, 06/15/2035	20,587	20,831

5.00%, 07/15/2035	2,288	2,292

4.00%, 03/20/2048	2,672,460	2,497,458

TBA,
4.50%, 03/01/2054(m)	99,574,000	95,097,495

5.00%, 03/01/2054(m)	23,000,000	22,467,780

5.50%, 03/01/2054(m)	77,448,000	76,942,773

		197,210,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Plus Bond Fund

	Principal Amount	Value

Uniform Mortgage-Backed Securities–22.63%
TBA,
2.50%, 03/01/2054(m)	$76,374,725	$62,760,486

3.00%, 03/01/2054(m)	21,000,000	17,964,478

3.50%, 03/01/2054(m)	212,000,000	188,620,207

4.00%, 03/01/2054(m)	49,704,000	45,734,210

4.50%, 03/01/2054(m)	49,705,000	47,054,919

5.00%, 03/01/2054(m)	314,042,000	304,571,831

5.50%, 03/01/2054(m)	235,700,000	233,184,855

6.00%, 03/01/2054(m)	227,621,853	228,606,779

		1,128,497,765

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,554,739,451)		1,537,227,853

Asset-Backed Securities–23.33%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	160,519	157,986

Series 2005-1, Class 4A1, 4.78%, 05/25/2035(l)	372,582	344,434

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	13,340,000	12,076,834

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(l)	867,882	824,603

Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(l)	3,273,420	3,039,115

Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(l)	1,943,792	1,804,272

Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(l)	2,616,297	2,202,419

Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(l)	6,874,622	5,751,797

Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(n)	12,757,017	11,416,048

Series 2023-6, Class A1, 6.50%, 12/25/2067(c)(n)	3,852,475	3,867,394

Series 2024-2, Class A1, 5.99%, 01/25/2069(c)(n)	15,170,967	15,108,458

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(c)	20,133,000	19,226,874

Series 2022-1A, Class C, 4.84%, 08/21/2028(c)	5,417,000	5,191,632

Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	3,919,000	3,904,137

Series 2023-2A, Class A, 5.20%, 10/20/2027(c)	2,475,000	2,463,115

Series 2023-4A, Class A, 5.49%, 06/20/2029(c)	13,131,000	13,201,829

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(c)(h)	21,505,000	21,515,279

Series 2021-1A, Class A, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2034(c)(h)	5,777,000	5,770,593

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	4,394,000	4,198,624

	Principal Amount	Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(l)	$10,434,845	$8,736,125

Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(l)	10,434,040	8,385,887

Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(l)	9,594,055	8,360,682

Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(l)	10,951,372	9,168,566

Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(l)	13,362,764	10,739,716

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 5.50%, 08/25/2033(l)	14,516	13,800

Series 2004-10, Class 21A1, 0.00%, 01/25/2035(l)	251,360	224,047

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	136,611	125,854

Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.31%, 11/25/2034(l)	179,011	175,951

Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.52%, 04/10/2051(l)	6,921,000	5,545,795

Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,686,422

Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	9,950,990

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(l)	2,120,542	1,971,018

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(c)(h)	6,554,779	6,516,724

Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(c)(h)	5,345,000	5,263,967

Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)(h)	12,367,000	12,175,503

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(c)	4,640,000	4,618,678

Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(h)	10,965,000	10,891,918

Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(h)	6,790,000	6,729,461

Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(h)	3,630,000	3,593,885

Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034(c)(h)	9,782,000	9,785,160

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(l)	3,966,914	3,520,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Plus Bond Fund

	Principal Amount	Value

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(l)	$974,991	$871,354

Series 2016-SH2, Class M2, 3.75%, 12/25/2045(c)(l)	3,850,292	3,477,794

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(l)	1,909,750	1,703,038

CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(c)(h)	4,417,000	4,419,089

Series 2016-1A, Class ARR, 6.75% (3 mo. Term SOFR + 1.34%), 10/21/2031(c)(h)	4,761,000	4,767,894

Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 07/10/2047(l)	2,816,000	2,742,298

Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,210,188

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 5.79%, 08/25/2034(l)	85,999	79,479

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(l)	10,549,055	8,478,325

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(l)	36,588	36,435

Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(l)	4,896,281	4,137,012

Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(l)	7,539,360	6,533,540

Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(n)	7,439,048	6,751,623

Series 2022-3, Class A1, 3.90%, 02/25/2067(c)(l)	10,330,441	9,639,137

Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.67%, 08/10/2048(l)	5,267,000	5,099,910

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,367	93,420

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(l)	1,638,421	1,386,839

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(l)	2,349,283	2,041,170

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(l)	9,644,248	8,962,516

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(l)	5,772,399	4,986,007

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(l)	10,541,721	10,227,006

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,832,431

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.15%, 06/25/2034(l)	450,785	417,858

	Principal Amount	Value

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(c)	$9,750,550	$9,278,883

Series 2019-1A, Class A2II, 4.02%, 05/20/2049(c)	10,299,675	9,965,035

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.04%, 06/27/2037(c)(l)	3,203,069	2,714,696

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	18,587,520	16,992,224

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.66% (3 mo. Term SOFR + 1.34%), 01/15/2034(c)(h)	3,239,313	3,243,676

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(l)	2,166,111	2,031,265

Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(l)	353,404	342,097

Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(l)	786,140	659,166

Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(l)	7,119,320	6,056,002

Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(n)	9,604,482	9,418,921

Empower CLO Ltd., Series 2024-1A, Class A1, 0.00% (3 mo. Term SOFR + 1.60%), 04/25/2037(c)(h)	10,250,000	10,266,605

Extended Stay America Trust, Series 2021-ESH, Class B, 6.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(c)(h)	4,709,387	4,706,040

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(l)	16,376,044	14,232,142

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(l)	3,496,643	3,048,041

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	11,786,710	11,889,893

GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(c)(l)	1,279,301	1,207,508

Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(n)	1,108,553	1,015,354

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(l)	377,180	292,144

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.65% (3 mo. Term SOFR + 1.33%), 01/20/2033(c)(h)	5,015,000	5,016,439

GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.49% (3 mo. Term SOFR + 1.17%), 11/20/2030(c)(h)	8,598,315	8,603,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Plus Bond Fund

	Principal Amount	Value
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.65% (3 mo. Term SOFR + 1.33%), 10/20/2032(c)(h)	$6,576,000	$6,585,522

Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 6.77% (3 mo. Term SOFR + 1.45%), 07/20/2029(c)(h)	7,475,651	7,478,985

Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(c)(h)	15,988,000	15,992,956

GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,338,558

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,434,903

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(l)	8,636,780	7,523,771

GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.02%, 09/25/2035(l)	99,439	88,148

HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.33% (1 mo. Term SOFR + 1.01%), 06/20/2035(h)	12,547	11,418

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	3,927,000	3,566,847

Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	2,100,000	1,905,097

Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	1,289,000	1,252,323

HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(c)	3,485,000	3,501,615

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.83% (3 mo. Term SOFR + 1.51%), 04/29/2034(c)(h)	11,399,000	11,383,019

IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(i)	1,255,520	1,135,241

IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(c)(i)	12,002,000	11,513,519

IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(i)	15,459,000	15,768,180

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	5,533,500	5,329,259

	Principal Amount	Value
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 4.91%, 06/25/2035(l)	$82,439	$80,769

Series 2005-A5, Class 1A2, 4.39%, 08/25/2035(l)	75,137	70,696

Series 2007-A4, Class 3A1, 4.35%, 06/25/2037(l)	336,666	257,965

Series 20153, Class B2, 3.56%, 05/25/2045(c)(l)	3,728,629	3,432,729

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(l)	11,993,532	9,781,792

JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.73%, 01/15/2047(l)	230,369	224,207

Series 2015-C31, Class A3, 3.80%, 08/15/2048	888,162	856,495

Series 2016-C1, Class B, 4.70%, 03/17/2049(l)	5,083,000	4,847,827

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	4,864,001

KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(c)(h)	11,305,000	11,310,539

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	90,781	63,055

Life Mortgage Trust,
Series 2021-BMR, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 03/15/2038(c)(h)	6,679,282	6,610,562

Series 2021-BMR, Class B, 6.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(c)(h)	10,837,246	10,683,655

Series 2021-BMR, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(c)(h)	4,546,237	4,471,144

MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(c)(l)	11,633,000	10,835,005

Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.60% (3 mo. Term SOFR + 1.29%), 10/15/2032(c)(h)	9,247,000	9,253,889

Med Trust, Series 2021-MDLN, Class A, 6.38% (1 mo. Term SOFR + 1.06%), 11/15/2038(c)(h)	7,936,909	7,884,040

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(l)	6,744,545	5,867,661

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(l)	6,569,121	5,705,422

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(l)	313,233	286,147

Series 2005-A5, Class A9, 2.16%, 06/25/2035(l)	362,981	338,458

MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(l)	8,502,231	7,322,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Plus Bond Fund

	Principal Amount	Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(c)(h)	$5,810,000	$5,762,981

Series 2021-STOR, Class B, 6.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(c)(h)	4,355,000	4,304,275

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(l)	15,769,000	14,834,436

Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(c)(l)	3,350,000	1,980,451

Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,334,328

Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,618,535

Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(c)(l)	6,250,000	4,031,436

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.59% (3 mo. Term SOFR + 1.28%), 04/19/2030(c)(h)	9,127,982	9,139,291

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(l)	1,513,491	1,399,176

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(l)	2,486,607	2,273,437

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(l)	7,082,249	6,396,450

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(l)	247,926	238,500

Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(l)	8,918,030	7,662,246

Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(c)(l)	10,771,931	9,818,970

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(n)	6,722,547	6,219,799

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(n)	7,063,333	5,972,557

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(l)	7,547,779	6,588,723

OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 6.70% (3 mo. Term SOFR + 1.38%), 07/20/2029(c)(h)	8,916,308	8,929,477

Series 2017-13A, Class A1AR, 6.54% (3 mo. Term SOFR + 1.22%), 07/15/2030(c)(h)	9,056,727	9,069,415

Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(c)(h)	17,937,000	17,956,228

	Principal Amount	Value

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.63% (3 mo. Term SOFR + 1.31%), 07/20/2030(c)(h)	$11,732,822	$11,744,989

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.84% (3 mo. Term SOFR + 1.52%), 01/20/2033(c)(h)	10,543,683	10,569,009

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	21,801,000	18,632,388

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(l)	10,400,324	8,612,886

PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(c)(h)	9,626,000	9,596,246

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	7,115,037	6,266,373

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	9,588,342	9,355,206

Provident Home Equity Loan Trust, Series 2000-2, Class A1, 5.98% (1 mo. Term SOFR + 0.65%), 08/25/2031(h)	99,695	91,283

Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(c)	13,619,000	14,113,228

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(c)(h)	7,679,935	7,699,473

Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(l)	242,435	237,163

Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(l)	638,936	610,214

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	5,908,859	5,631,823

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	347,505	285,270

Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	270,172	235,704

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(l)	12,611,306	11,467,985

Series 2022-1, Class A2, 3.58%, 03/27/2062(c)(l)	5,297,099	4,757,076

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(c)(l)	357,247	332,284

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	9,099,950	8,631,067

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	5,435,392	4,695,751

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	5,337,808	4,341,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Plus Bond Fund

	Principal Amount	Value

STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(l)	$4,643,774	$4,052,127

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(l)	231,727	217,066

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(l)	2,073,167	1,907,129

Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(l)	12,825,078	10,664,283

Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(l)	9,417,785	8,091,875

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.93%, 09/25/2034(l)	139,320	134,350

Series 2004-8, Class 3A, 6.17%, 07/25/2034(l)	555,348	526,014

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	79,086	71,403

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	10,029,360	8,892,479

Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 6.44% (1 mo. Term SOFR + 1.11%), 12/25/2033(h)	168,978	159,146

Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	330,829	311,640

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.86% (3 mo. Term SOFR + 1.54%), 04/20/2033(c)(h)	9,701,000	9,708,305

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(c)	13,378,000	12,642,575

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	11,608,064	10,198,777

UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,231,668

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(c)(n)	1,300,559	1,241,563

Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(n)	1,644,664	1,572,475

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(l)	91,256	90,603

Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(l)	2,112,866	1,837,393

Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(l)	10,121,815	8,688,404

Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(l)	2,863,313	2,591,884

Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(n)	7,109,554	6,354,599

Series 2022-3, Class A1, 4.13%, 02/25/2067(c)(n)	10,854,282	10,104,389

Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(n)	3,501,661	3,476,589

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)(n)	4,588,559	4,621,107

	Principal Amount	Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	$1,991,933	$1,847,508

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(l)	186,174	160,551

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.95%, 08/25/2035(l)	81,539	77,801

Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	10,574,657	9,987,140

Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	4,949,936	4,638,412

WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.72%, 11/15/2045(c)(l)	31,610	30,900

Series 2014-C23, Class B, 4.39%, 10/15/2057(l)	4,693,000	4,118,080

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	21,419,288	18,859,546

Total Asset-Backed Securities (Cost $1,266,152,335)		1,163,522,793

U.S. Treasury Securities–9.74%
U.S. Treasury Bills–0.22%
4.79% - 5.29%, 04/18/2024(o)(p)	10,922,000	10,854,034

U.S. Treasury Bonds–1.54%
4.50%, 02/15/2044	26,459,100	26,457,033

4.75%, 11/15/2053	47,629,300	50,687,994

		77,145,027

U.S. Treasury Notes–7.98%
2.13%, 11/30/2024	8,000,000	7,821,222

4.25%, 01/31/2026	84,657,000	84,031,994

4.13%, 02/15/2027	30,403,000	30,154,788

4.00%, 01/31/2029	117,526,900	116,186,359

4.25%, 02/28/2029	10,474,000	10,476,042

4.00%, 01/31/2031	5,623,000	5,532,505

4.25%, 02/28/2031	1,614,000	1,612,235

4.00%, 02/15/2034	144,869,700	142,051,532

		397,866,677

Total U.S. Treasury Securities (Cost $485,284,503)		485,865,738

	Shares

Preferred Stocks–1.40%
Diversified Banks–0.92%
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	3,651,000	3,644,201

Citigroup, Inc., 5.00%, Series U, Pfd.(b)(d)	9,621,000	9,520,969

Citigroup, Inc., 4.00%, Series W, Pfd.(b)(d)	5,030,000	4,773,220

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	27,615,540

		45,553,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Plus Bond Fund

	Shares	Value

Diversified Financial Services–0.27%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	$13,593,012

Investment Banking & Brokerage–0.21%
Goldman Sachs Group, Inc. (The), 8.44% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(b)(h)	4,274,000	4,274,445

Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,343,320

		10,617,765

Total Preferred Stocks (Cost $72,183,036)		69,764,707

	Principal Amount
Agency Credit Risk Transfer Notes–0.69%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(h)	$9,326,472	9,462,373

Series 2022-R04, Class 1M1, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(h)	4,736,232	4,802,345

Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(h)	3,157,156	3,228,453

Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(h)	6,668,462	6,756,383

Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(h)	4,285,148	4,379,459

Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(h)	2,660,443	2,715,247

Series 2020-DNA5, Class M2, STACR®, 8.12% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(h)	2,943,281	2,986,107

Total Agency Credit Risk Transfer Notes (Cost $33,782,175)		34,330,367

Variable Rate Senior Loan Interests–0.46%
Gas Utilities–0.05%
NGL Energy Operating LLC, Term Loan, 9.83%, 02/03/2031	2,318,000	2,328,872

Leisure Products–0.06%
Amer Sports (Finland), Term Loan B, 8.58%, 02/10/2031(i)	2,877,285	2,877,285

Oil & Gas Storage & Transportation–0.35%
NFE Atlantic Holdings LLC, Term Loan B, 10.32%, 10/30/2028	17,433,000	17,487,478

Total Variable Rate Senior Loan Interests (Cost $21,226,241)		22,693,635

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.26%
Integrated Telecommunication Services–0.05%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,703,000	$2,548,553

Investment Banking & Brokerage–0.05%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(c)	GBP	1,650,000	2,246,872

Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	5,311,000	5,829,150

Technology Hardware, Storage & Peripherals–0.04%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	2,974,000	2,167,837

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,357,317)			12,792,412

Municipal Obligations–0.14%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$4,000,000	3,725,629

Series 2022, RB, 4.35%, 06/01/2041		2,980,000	2,733,977

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		521,000	587,839

Total Municipal Obligations (Cost $7,501,000)			7,047,445

		Shares
Exchange-Traded Funds–0.10%
Invesco High Yield Select ETF(q)		10,000	253,291

Invesco Short Duration Bond ETF(q)		5,853	145,213

Invesco Total Return Bond ETF(q)		100,000	4,646,000

Total Exchange-Traded Funds (Cost $6,180,884)			5,044,504

Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)		79	0

Oil & Gas Drilling–0.00%
Vantage Drilling International(r)		95	2,660

Paper & Plastic Packaging Products & Materials–0.00%
WestRock Co.		65	2,944

Specialty Chemicals–0.00%
Ingevity Corp.(r)		10	457

Total Common Stocks & Other Equity Interests (Cost $5,671)			6,061

Money Market Funds–11.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(q)(s)		202,108,931	202,108,931

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(q)(s)		144,311,222	144,383,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Plus Bond Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.23%(q)(s)	230,981,635	$230,981,635

Total Money Market Funds (Cost $577,432,924)		577,473,943

Options Purchased–0.03%
(Cost $1,720,614)(t)		1,587,020

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-125.67% (Cost $6,404,675,098)		6,267,554,453

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.11%
Invesco Private Government Fund, 5.29%(q)(s)(u)	152,221,441	152,221,441

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(q)(s)(u)	401,514,656	$401,715,414

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $553,994,076)		553,936,855

TOTAL INVESTMENTS IN SECURITIES-136.78% (Cost $6,958,669,174)		6,821,491,308

OTHER ASSETS LESS LIABILITIES-(36.78)%		(1,834,325,552)

NET ASSETS-100.00%		$4,987,165,756

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
BDC	- Business Development Company
CAD	- Canadian Dollar
Conv.	- Convertible
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
EUR	- Euro
GBP	- British Pound Sterling
IBOR	- Interbank Offered Rate
IO	- Interest Only
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
TBA	- To Be Announced
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $1,967,742,517, which represented 39.46% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $3,392,038, which represented less than 1% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2024.

(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2024.

(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income
Invesco High Yield Select ETF	$249,082	$-	$-	$4,209	$-	$253,291	$9,474
Invesco Short Duration Bond ETF	296,220	-	(153,073)	2,044	22	145,213	7,677
Invesco Total Return Bond ETF	4,596,000	-	-	50,000	-	4,646,000	99,425
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	246,646,745	322,822,873	(367,360,687)	-	-	202,108,931	5,514,364
Invesco Liquid Assets Portfolio, Institutional Class	176,146,897	230,587,766	(262,400,491)	49,811	(606)	144,383,377	4,061,439
Invesco Treasury Portfolio, Institutional Class	281,881,994	368,940,427	(419,840,786)	-	-	230,981,635	6,288,291
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	108,303,142	569,120,362	(525,202,063)	-	-	152,221,441	3,133,874*
Invesco Private Prime Fund	275,096,423	1,277,510,421	(1,151,007,141)	(57,221)	172,932	401,715,414	8,525,145*
Total	$1,093,216,503	$2,768,981,849	$(2,725,964,241)	$48,843	$172,348	$1,136,455,302	$27,639,689

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	Non-income producing security.
(s)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(t)	The table below details options purchased.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500 Index	Call	05/17/2024	146	USD 5,140.00	USD 75,044,000	$1,587,020

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Core Plus Bond Fund

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	1,793	June-2024	$367,116,750	$182,911	$182,911

U.S. Treasury 10 Year Notes	1,439	June-2024	158,919,562	419,456	419,456

U.S. Treasury Long Bonds	538	June-2024	64,156,500	444,326	444,326

U.S. Treasury Ultra Bonds	1,395	June-2024	178,385,625	1,729,327	1,729,327

Subtotal-Long Futures Contracts				2,776,020	2,776,020

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	3,489	June-2024	(372,995,906)	(552,867)	(552,867)

U.S. Treasury 10 Year Ultra Notes	3,144	June-2024	(358,956,375)	(146,157)	(146,157)

Subtotal-Short Futures Contracts				(699,024)	(699,024)

Total Futures Contracts				$2,076,996	$2,076,996

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

05/15/2024	Goldman Sachs International	CAD	13,132,000	USD	9,748,746	$61,956

Currency Risk

05/15/2024	Goldman Sachs International	EUR	11,800,000	USD	12,736,401	(54,490)

Total Forward Foreign Currency Contracts						$7,466

Abbreviations:

CAD -Canadian Dollar

EUR -Euro

USD -U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 29, 2024

U.S. Dollar Denominated Bonds & Notes	34.45%

U.S. Government Sponsored Agency Mortgage-Backed Securities	22.54

Asset-Backed Securities	17.06

U.S. Treasury Securities	7.12

Preferred Stocks	1.02

Security types each less than 1% of portfolio	1.22

Money Market Funds	16.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,821,061,290)*	$5,685,036,006

Investments in affiliates, at value (Cost $1,137,607,884)	1,136,455,302

Other investments:
Variation margin receivable – futures contracts	655,428

Unrealized appreciation on forward foreign currency contracts outstanding	61,956

Deposits with brokers:
Cash collateral – OTC Derivatives	1,510

Cash collateral – TBA commitments	7,508,774

Cash	13,375,122

Foreign currencies, at value (Cost $21,636,490)	21,625,287

Receivable for:
Investments sold	349,484,988

Fund shares sold	8,362,229

Dividends	3,408,261

Interest	36,467,309

Investments matured, at value (Cost $4,310,405)	301,830

Principal paydowns	3,067

Investment for trustee deferred compensation and retirement plans	111,884

Other assets	221,490

Total assets	7,263,080,443

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	54,490

Payable for:
Investments purchased	378,069,304

TBA sales commitment	1,334,081,012

Dividends	2,650,279

Fund shares reacquired	5,667,840

Collateral upon return of securities loaned	553,994,076

Accrued fees to affiliates	981,422

Accrued trustees’ and officers’ fees and benefits	2,875

Accrued other operating expenses	277,011

Trustee deferred compensation and retirement plans	136,378

Total liabilities	2,275,914,687

Net assets applicable to shares outstanding	$4,987,165,756

Net assets consist of:
Shares of beneficial interest	$5,986,682,596

Distributable earnings (loss)	(999,516,840)

$4,987,165,756

Net Assets:
Class A	$1,275,708,137

Class C	$44,995,449

Class R	$28,935,452

Class Y	$1,119,749,189

Class R5	$15,220,842

Class R6	$2,502,556,687

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	140,074,661

Class C	4,942,103

Class R	3,178,004

Class Y	122,867,861

Class R5	1,672,012

Class R6	275,011,430

Class A:
Net asset value per share	$9.11

Maximum offering price per share (Net asset value of $9.11 ÷ 95.75%)	$9.51

Class C:
Net asset value and offering price per share	$9.10

Class R:
Net asset value and offering price per share	$9.10

Class Y:
Net asset value and offering price per share	$9.11

Class R5:
Net asset value and offering price per share	$9.10

Class R6:
Net asset value and offering price per share	$9.10

*	At February 29, 2024, securities with an aggregate value of $535,993,418 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $5,645)	$110,189,312

Dividends	1,638,487

Dividends from affiliates (includes net securities lending income of $482,158)	16,462,828

Total investment income	128,290,627

Expenses:
Advisory fees	9,359,406

Administrative services fees	321,821

Custodian fees	40,542

Distribution fees:
Class A	1,522,135

Class C	226,848

Class R	69,983

Transfer agent fees – A, C, R and Y	1,795,624

Transfer agent fees – R5	7,280

Transfer agent fees – R6	358,827

Trustees’ and officers’ fees and benefits	33,865

Registration and filing fees	135,375

Reports to shareholders	666,018

Professional services fees	59,163

Taxes	650

Other	38,546

Total expenses	14,636,083

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,569,778)

Net expenses	13,066,305

Net investment income	115,224,322

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(56,457,312)

Affiliated investment securities	172,348

Foreign currencies	1,381,003

Forward foreign currency contracts	(903,952)

Futures contracts	(13,109,686)

Option contracts written	(201,236)

(69,118,835)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	130,877,782

Affiliated investment securities	48,843

Foreign currencies	13,912

Forward foreign currency contracts	(223,176)

Futures contracts	5,226,497

135,943,858

Net realized and unrealized gain	66,825,023

Net increase in net assets resulting from operations	$182,049,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$115,224,322	$200,049,243

Net realized gain (loss)	(69,118,835)	(425,402,160)

Change in net unrealized appreciation	135,943,858	198,139,791

Net increase (decrease) in net assets resulting from operations	182,049,345	(27,213,126)

Distributions to shareholders from distributable earnings:
Class A	(28,924,298)	(53,845,475)

Class C	(907,983)	(1,892,008)

Class R	(630,094)	(1,111,448)

Class Y	(25,476,708)	(44,669,184)

Class R5	(364,080)	(665,367)

Class R6	(60,544,407)	(112,518,988)

Total distributions from distributable earnings	(116,847,570)	(214,702,470)

Share transactions–net:
Class A	42,847,669	72,965,788

Class C	(2,952,127)	(5,633,396)

Class R	1,058,839	2,945,593

Class Y	99,571,121	99,521,145

Class R5	662,353	1,083,557

Class R6	58,099,704	126,964,986

Net increase in net assets resulting from share transactions	199,287,559	297,847,673

Net increase in net assets	264,489,334	55,932,077

Net assets:
Beginning of period	4,722,676,422	4,666,744,345

End of period	$4,987,165,756	$4,722,676,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$8.98	$0.21	$0.13	$0.34	$(0.21)	$-	$-	$(0.21)	$9.11	3.86%	$1,275,708	0.74	%(d)	0.86	%(d)	4.69	%(d)	229%
Year ended 08/31/23	9.45	0.38	(0.44)	(0.06)	(0.41)	-	-	(0.41)	8.98	(0.59)	1,215,588	0.74		0.83		4.19		461
Year ended 08/31/22	11.39	0.24	(1.83)	(1.59)	(0.24)	(0.11)	-	(0.35)	9.45	(14.19)	1,203,731	0.75		0.81		2.30		321
Year ended 08/31/21	11.61	0.19	0.17	0.36	(0.22)	(0.36)	-	(0.58)	11.39	3.18	1,497,641	0.74		0.79		1.70		366
Year ended 08/31/20	11.13	0.29	0.51	0.80	(0.32)	-	-	(0.32)	11.61	7.29	1,364,591	0.75		0.82		2.55		329
Year ended 08/31/19	10.53	0.36	0.62	0.98	(0.32)	-	(0.06)	(0.38)	11.13	9.57	1,079,416	0.74		0.84		3.41		250
Class C
Six months ended 02/29/24	8.98	0.18	0.12	0.30	(0.18)	-	-	(0.18)	9.10	3.37	44,995	1.49	(d)	1.61	(d)	3.94	(d)	229
Year ended 08/31/23	9.45	0.31	(0.44)	(0.13)	(0.34)	-	-	(0.34)	8.98	(1.34)	47,344	1.49		1.58		3.44		461
Year ended 08/31/22	11.38	0.16	(1.81)	(1.65)	(0.17)	(0.11)	-	(0.28)	9.45	(14.76)	55,695	1.50		1.56		1.55		321
Year ended 08/31/21	11.61	0.11	0.16	0.27	(0.14)	(0.36)	-	(0.50)	11.38	2.32	90,811	1.49		1.54		0.95		366
Year ended 08/31/20	11.12	0.20	0.52	0.72	(0.23)	-	-	(0.23)	11.61	6.59	107,350	1.50		1.57		1.80		329
Year ended 08/31/19	10.53	0.28	0.61	0.89	(0.24)	-	(0.06)	(0.30)	11.12	8.67	87,046	1.49		1.59		2.66		250
Class R
Six months ended 02/29/24	8.98	0.20	0.12	0.32	(0.20)	-	-	(0.20)	9.10	3.62	28,935	0.99	(d)	1.11	(d)	4.44	(d)	229
Year ended 08/31/23	9.45	0.36	(0.44)	(0.08)	(0.39)	-	-	(0.39)	8.98	(0.84)	27,489	0.99		1.08		3.94		461
Year ended 08/31/22	11.38	0.21	(1.81)	(1.60)	(0.22)	(0.11)	-	(0.33)	9.45	(14.33)	25,914	1.00		1.06		2.05		321
Year ended 08/31/21	11.61	0.16	0.16	0.32	(0.19)	(0.36)	-	(0.55)	11.38	2.83	29,466	0.99		1.04		1.45		366
Year ended 08/31/20	11.12	0.26	0.52	0.78	(0.29)	-	-	(0.29)	11.61	7.12	23,193	1.00		1.07		2.30		329
Year ended 08/31/19	10.53	0.33	0.61	0.94	(0.29)	-	(0.06)	(0.35)	11.12	9.21	17,598	0.99		1.09		3.16		250
Class Y
Six months ended 02/29/24	8.99	0.22	0.12	0.34	(0.22)	-	-	(0.22)	9.11	3.88	1,119,749	0.49	(d)	0.61	(d)	4.94	(d)	229
Year ended 08/31/23	9.46	0.41	(0.44)	(0.03)	(0.44)	-	-	(0.44)	8.99	(0.33)	1,007,180	0.49		0.58		4.44		461
Year ended 08/31/22	11.40	0.27	(1.83)	(1.56)	(0.27)	(0.11)	-	(0.38)	9.46	(13.95)	961,066	0.50		0.56		2.55		321
Year ended 08/31/21	11.62	0.22	0.17	0.39	(0.25)	(0.36)	-	(0.61)	11.40	3.43	1,407,185	0.49		0.54		1.95		366
Year ended 08/31/20	11.14	0.31	0.51	0.82	(0.34)	-	-	(0.34)	11.62	7.56	1,170,121	0.50		0.57		2.80		329
Year ended 08/31/19	10.54	0.39	0.62	1.01	(0.35)	-	(0.06)	(0.41)	11.14	9.84	892,952	0.49		0.59		3.66		250
Class R5
Six months ended 02/29/24	8.98	0.22	0.12	0.34	(0.22)	-	-	(0.22)	9.10	3.88	15,221	0.49	(d)	0.55	(d)	4.94	(d)	229
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.43)	-	-	(0.43)	8.98	(0.34)	14,364	0.49		0.53		4.44		461
Year ended 08/31/22	11.38	0.26	(1.81)	(1.55)	(0.27)	(0.11)	-	(0.38)	9.45	(13.89)	14,000	0.50		0.52		2.55		321
Year ended 08/31/21	11.61	0.22	0.16	0.38	(0.25)	(0.36)	-	(0.61)	11.38	3.35	13,274	0.49		0.51		1.95		366
Year ended 08/31/20	11.12	0.31	0.52	0.83	(0.34)	-	-	(0.34)	11.61	7.65	11,555	0.50		0.54		2.80		329
Year ended 08/31/19	10.53	0.39	0.61	1.00	(0.35)	-	(0.06)	(0.41)	11.12	9.75	7,586	0.49		0.54		3.66		250
Class R6
Six months ended 02/29/24	8.97	0.22	0.13	0.35	(0.22)	-	-	(0.22)	9.10	4.01	2,502,557	0.47	(d)	0.48	(d)	4.96	(d)	229
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.44)	-	-	(0.44)	8.97	(0.41)	2,410,711	0.45		0.46		4.48		461
Year ended 08/31/22	11.38	0.27	(1.81)	(1.54)	(0.28)	(0.11)	-	(0.39)	9.45	(13.85)	2,406,339	0.45		0.45		2.60		321
Year ended 08/31/21	11.60	0.23	0.17	0.40	(0.26)	(0.36)	-	(0.62)	11.38	3.51	2,948,067	0.41		0.42		2.03		366
Year ended 08/31/20	11.12	0.32	0.51	0.83	(0.35)	-	-	(0.35)	11.60	7.62	2,746,570	0.45		0.45		2.85		329
Year ended 08/31/19	10.52	0.39	0.62	1.01	(0.35)	-	(0.06)	(0.41)	11.12	9.91	2,159,063	0.44		0.45		3.71		250

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Core Plus Bond Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

31	Invesco Core Plus Bond Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment

32	Invesco Core Plus Bond Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $612 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

Call Options Purchased and Written - The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months

33	Invesco Core Plus Bond Fund

from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Q.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

S.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R,

34	Invesco Core Plus Bond Fund

Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $340,293 and reimbursed class level expenses of $638,728, $23,600, $14,663, $536,877, $3,649 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $65,782 in front-end sales commissions from the sale of Class A shares and $7,840 and $1,485 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$2,326,760,488	$23,437,487	$2,350,197,975
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	1,537,227,853	–	1,537,227,853
Asset-Backed Securities	–	1,135,105,853	28,416,940	1,163,522,793
U.S. Treasury Securities	–	485,865,738	–	485,865,738
Preferred Stocks	47,551,872	22,212,835	–	69,764,707
Agency Credit Risk Transfer Notes	–	34,330,367	–	34,330,367
Variable Rate Senior Loan Interests	–	19,816,350	2,877,285	22,693,635
Non-U.S. Dollar Denominated Bonds & Notes	–	12,792,412	–	12,792,412
Municipal Obligations	–	7,047,445	–	7,047,445
Exchange-Traded Funds	5,044,504	–	–	5,044,504
Common Stocks & Other Equity Interests	6,061	–	0	6,061

35	Invesco Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total

Money Market Funds	$577,473,943	$553,936,855	$–	$1,131,410,798

Options Purchased	1,587,020	–	–	1,587,020

Total Investments in Securities	631,663,400	6,135,096,196	54,731,712	6,821,491,308

Other Investments - Assets*

Investments Matured	–	301,830	–	301,830

Futures Contracts	2,776,020	–	–	2,776,020

Forward Foreign Currency Contracts	–	61,956	–	61,956

	2,776,020	363,786	–	3,139,806

Other Investments - Liabilities*

Futures Contracts	(699,024)	–	–	(699,024)

Forward Foreign Currency Contracts	–	(54,490)	–	(54,490)

	(699,024)	(54,490)	–	(753,514)

Total Other Investments	2,076,996	309,296	–	2,386,292

Total Investments	$633,740,396	$6,135,405,492	$54,731,712	$6,823,877,600

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

	Value

	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$ –	$–	$2,776,020	$2,776,020

Unrealized appreciation on forward foreign currency contracts outstanding	61,956	–	–	61,956

Options purchased, at value – Exchange-Traded(b)	–	1,587,020	–	1,587,020

Total Derivative Assets	61,956	1,587,020	2,776,020	4,424,996

Derivatives not subject to master netting agreements	–	(1,587,020)	(2,776,020)	(4,363,040)

Total Derivative Assets subject to master netting agreements	$61,956	$–	$–	$61,956

			Value

		Currency	Interest
Derivative Liabilities		Risk	Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)		$ –	$(699,024)	$(699,024)

Unrealized depreciation on forward foreign currency contracts outstanding		(54,490)	–	(54,490)

Total Derivative Liabilities		(54,490)	(699,024)	(753,514)

Derivatives not subject to master netting agreements		–	699,024	699,024

Total Derivative Liabilities subject to master netting agreements		$(54,490)	$ –	$ (54,490)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2024.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Goldman Sachs International	$61,956	$(54,490)	$7,466	$–	$–	$7,466

36	Invesco Core Plus Bond Fund

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Currency	Equity	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(903,952)	$-	$-	$(903,952)

Futures contracts	-	-	(13,109,686)	(13,109,686)

Options purchased(a)	-	5,244,816	-	5,244,816

Options written	-	(201,236)	–	(201,236)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(223,176)	-	–	(223,176)

Futures contracts	-	-	5,226,497	5,226,497

Options purchased(a)	-	377,805	–	377,805

Total	$(1,127,128)	$5,421,385	$(7,883,189)	$(3,588,932)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward		Equity	Equity
	Foreign Currency	Futures	Options	Options
	Contracts	Contracts	Purchased	Written

Average notional value	$23,351,359	$1,492,313,052	$66,643,833	$43,837,500

Average contracts	–	–	141	95

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,968.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$483,863,797	$306,228,717	$790,092,514

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

37	Invesco Core Plus Bond Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $2,635,033,818 and $2,470,986,067, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$46,012,281

Aggregate unrealized (depreciation) of investments	(185,510,859)

Net unrealized appreciation (depreciation) of investments	$(139,498,578)

Cost of investments for tax purposes is $6,963,376,178.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	16,616,994	$149,454,793	28,785,198	$262,484,547

Class C	602,337	5,383,003	1,172,591	10,736,154

Class R	575,963	5,147,185	889,433	8,136,487

Class Y	39,865,035	359,462,180	66,119,597	606,456,207

Class R5	240,252	2,163,463	244,753	2,245,682

Class R6	29,363,112	263,518,450	54,450,561	497,141,060

Issued as reinvestment of dividends:
Class A	2,811,069	25,181,701	5,166,836	47,116,744

Class C	86,925	778,251	176,852	1,612,433

Class R	69,641	623,707	121,152	1,104,496

Class Y	1,912,688	17,154,904	3,201,829	29,212,939

Class R5	40,642	363,839	72,971	664,906

Class R6	6,471,501	57,932,317	11,856,400	107,986,171

Automatic conversion of Class C shares to Class A shares:
Class A	269,606	2,404,941	424,180	3,868,465

Class C	(269,647)	(2,404,941)	(424,224)	(3,868,465)

Reacquired:
Class A	(14,969,963)	(134,193,766)	(26,363,942)	(240,503,968)

Class C	(750,402)	(6,708,440)	(1,545,819)	(14,113,518)

Class R	(528,994)	(4,712,053)	(691,090)	(6,295,390)

Class Y	(30,973,264)	(277,045,963)	(58,844,200)	(536,148,001)

Class R5	(208,962)	(1,864,949)	(199,271)	(1,827,031)

Class R6	(29,436,719)	(263,351,063)	(52,434,871)	(478,162,245)

Net increase in share activity	21,787,814	$199,287,559	32,178,936	$297,847,673

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,038.60	$3.75	$1,021.18	$3.72	0.74%
Class C	1,000.00	1,034.80	7.54	1,017.45	7.47	1.49
Class R	1,000.00	1,037.40	5.02	1,019.94	4.97	0.99
Class Y	1,000.00	1,038.80	2.48	1,022.43	2.46	0.49
Class R5	1,000.00	1,038.80	2.48	1,022.43	2.46	0.49
Class R6	1,000.00	1,040.10	2.38	1,022.53	2.36	0.47

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

39	Invesco Core Plus Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motle	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62
*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

40	Invesco Core Plus Bond Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Discovery Fund

Nasdaq:

A: OPOCX ∎ C: ODICX ∎ R: ODINX ∎ Y: ODIYX ∎ R5: DIGGX ∎ R6: ODIIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.55%
Class C Shares	14.11
Class R Shares	14.39
Class Y Shares	14.68
Class R5 Shares	14.80
Class R6 Shares	14.77
Russell 2000 Growth Index▼	10.21
Russell 2000 Index▼	8.97
S&P 500 Index▼	13.93

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (9/11/86)	10.65%
10 Years	9.54
5 Years	10.70
1 Year	14.03

Class C Shares
Inception (10/2/95)	8.41%
10 Years	9.50
5 Years	11.11
1 Year	18.75

Class R Shares
Inception (3/1/01)	8.53%
10 Years	9.88
5 Years	11.66
1 Year	20.35

Class Y Shares
Inception (6/1/94)	9.51%
10 Years	10.43
5 Years	12.23
1 Year	20.95

Class R5 Shares
10 Years	10.34%
5 Years	12.32
1 Year	21.16

Class R6 Shares
Inception (1/27/12)	13.46%
10 Years	10.61
5 Years	12.39
1 Year	21.12

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Fund. The Fund was subsequently renamed the Invesco Discovery Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.21%
Aerospace & Defense–2.96%
AAR Corp.(b)	490,613	$32,763,136

Curtiss-Wright Corp.	271,808	64,220,076

Hexcel Corp.	429,693	31,994,941

		128,978,153

Application Software–8.26%
Altair Engineering, Inc., Class A(b)	637,434	54,232,885

Braze, Inc., Class A(b)	930,064	52,920,642

Confluent, Inc., Class A(b)	637,463	21,590,872

DoubleVerify Holdings, Inc.(b)	819,332	25,309,165

Freshworks, Inc., Class A(b)	1,286,727	26,300,700

Guidewire Software, Inc.(b)	451,585	53,892,154

Informatica, Inc., Class A(b)	1,317,192	42,914,115

Sprout Social, Inc., Class A(b)	686,124	42,416,186

SPS Commerce, Inc.(b)	215,388	39,881,242

		359,457,961

Asset Management & Custody Banks–2.21%
Cohen & Steers, Inc.	133,913	9,849,301

Hamilton Lane, Inc., Class A	750,951	86,246,722

		96,096,023

Automotive Parts & Equipment–1.31%
Modine Manufacturing Co.(b)	635,674	57,026,315

Biotechnology–2.86%
Blueprint Medicines Corp.(b)	112,516	10,522,496

Cytokinetics, Inc.(b)	354,406	25,602,289

Halozyme Therapeutics, Inc.(b)	462,515	18,412,722

SpringWorks Therapeutics, Inc.(b)	268,322	13,217,542

Twist Bioscience Corp.(b)	424,405	16,674,873

Ultragenyx Pharmaceutical, Inc.(b)	228,165	11,800,694

Vaxcyte, Inc.(b)	248,724	18,360,806

Viking Therapeutics, Inc.(b)	130,143	10,027,518

		124,618,940

Broadline Retail–0.75%
Ollie’s Bargain Outlet Holdings, Inc.(b)	404,990	32,468,048

Building Products–2.60%
AAON, Inc.	558,424	46,896,447

AZEK Co., Inc. (The)(b)	908,211	43,694,031

Trex Co., Inc.(b)	243,656	22,357,875

		112,948,353

Cargo Ground Transportation–2.34%
Saia, Inc.(b)	176,839	101,753,161

Casinos & Gaming–1.39%
Red Rock Resorts, Inc., Class A	1,044,809	60,588,474

Commercial & Residential Mortgage Finance–1.33%
Essent Group Ltd.	518,941	27,799,669

Mr. Cooper Group, Inc.(b)	419,377	29,893,193

		57,692,862

	Shares	Value

Construction & Engineering–4.01%
Comfort Systems USA, Inc.	375,952	$114,939,805

EMCOR Group, Inc.	190,366	59,683,548

		174,623,353

Construction Machinery & Heavy Transportation Equipment– 0.63%
Federal Signal Corp.	333,336	27,303,552

Construction Materials–1.03%
Eagle Materials, Inc.	177,027	44,885,196

Education Services–2.30%
Duolingo, Inc.(b)	418,091	99,923,749

Electrical Components & Equipment–0.65%
Nextracker, Inc., Class A(b)	504,084	28,349,684

Electronic Equipment & Instruments–1.16%
Novanta, Inc.(b)	292,229	50,538,083

Electronic Manufacturing Services–1.80%
Celestica, Inc. (Canada)(b)	1,146,978	48,780,974

Fabrinet (Thailand)(b)	136,550	29,436,084

		78,217,058

Environmental & Facilities Services–3.18%
Casella Waste Systems, Inc., Class A(b)	578,233	52,098,793

Clean Harbors, Inc.(b)	474,264	86,363,475

		138,462,268

Health Care Equipment–3.12%
Glaukos Corp.(b)	391,404	34,674,480

Integer Holdings Corp.(b)	287,833	31,745,102

iRhythm Technologies, Inc.(b)	84,630	10,041,350

Shockwave Medical, Inc.(b)	133,117	34,726,232

TransMedics Group, Inc.(b)	300,094	24,487,670

		135,674,834

Health Care Facilities–3.88%
Acadia Healthcare Co., Inc.(b)	801,129	66,854,215

Encompass Health Corp.	692,486	51,520,959

Surgery Partners, Inc.(b)	1,626,746	50,477,928

		168,853,102

Health Care Services–0.84%
BrightSpring Health Services, Inc.(b)	974,767	8,763,155

RadNet, Inc.(b)	729,523	27,619,741

		36,382,896

Health Care Supplies–1.56%
Lantheus Holdings, Inc.(b)	281,795	18,423,757

Merit Medical Systems, Inc.(b)	511,183	38,952,145

RxSight, Inc.(b)	192,394	10,498,940

		67,874,842

Health Care Technology–0.30%
Evolent Health, Inc., Class A(b)	380,181	12,891,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Discovery Fund

	Shares	Value

Homebuilding–3.21%
Meritage Homes Corp.	198,876	$31,354,790

Taylor Morrison Home Corp., Class A(b)	834,906	47,264,029

TopBuild Corp.(b)	151,499	60,960,167

		139,578,986

Industrial Machinery & Supplies & Components–1.98%
Crane Co.	264,164	32,111,776

ESAB Corp.	545,985	54,118,033

		86,229,809

Industrial REITs–0.46%
Terreno Realty Corp.	313,801	20,177,404

Investment Banking & Brokerage–1.67%
Evercore, Inc., Class A	388,310	72,645,035

IT Consulting & Other Services–0.58%
Endava PLC, ADR (United Kingdom)(b)	676,666	25,151,675

Life Sciences Tools & Services–3.96%
10X Genomics, Inc., Class A(b)	227,957	10,631,915

Medpace Holdings, Inc.(b)	279,297	111,026,143

Repligen Corp.(b)	260,584	50,550,690

		172,208,748

Managed Health Care–1.24%
HealthEquity, Inc.(b)	465,087	38,420,837

Progyny, Inc.(b)	426,137	15,562,523

		53,983,360

Oil & Gas Equipment & Services–2.04%
TechnipFMC PLC (United Kingdom)	2,005,930	43,508,622

Weatherford International PLC(b)	441,559	45,308,369

		88,816,991

Oil & Gas Exploration & Production–1.87%
Matador Resources Co.	686,288	43,339,087

Northern Oil and Gas, Inc.	1,063,232	37,989,280

		81,328,367

Packaged Foods & Meats–0.50%
Freshpet, Inc.(b)	192,012	21,703,116

Personal Care Products–3.22%
BellRing Brands, Inc.(b)	588,494	33,514,733

e.l.f. Beauty, Inc.(b)	511,510	106,665,181

		140,179,914

Pharmaceuticals–0.46%
Intra-Cellular Therapies, Inc.(b)	286,913	19,946,192

Property & Casualty Insurance–1.36%
Kinsale Capital Group, Inc.	114,775	59,244,559

Research & Consulting Services–1.35%
Parsons Corp.(b)	728,538	58,727,448

Restaurants–4.60%
CAVA Group, Inc.(b)(c)	305,186	17,825,914

Shake Shack, Inc., Class A(b)	340,100	36,159,432

Texas Roadhouse, Inc.	366,546	54,750,976

Wingstop, Inc.	261,044	91,639,496

		200,375,818

	Shares	Value

Semiconductor Materials & Equipment–1.51%
Onto Innovation, Inc.(b)	355,808	$65,525,601

Semiconductors–6.42%
Allegro MicroSystems, Inc. (Japan)(b)	1,159,495	36,512,498

Credo Technology Group Holding Ltd.(b)	1,567,042	33,754,085

Lattice Semiconductor Corp.(b)	742,855	56,910,121

MACOM Technology Solutions Holdings, Inc.(b)	488,371	43,137,810

Rambus, Inc.(b)	527,328	31,238,911

Silicon Laboratories, Inc.(b)	311,650	42,864,341

Synaptics, Inc.(b)	349,734	35,008,373

		279,426,139

Soft Drinks & Non-alcoholic Beverages–0.75%
Celsius Holdings, Inc.(b)	399,544	32,610,781

Specialty Chemicals–0.72%
Element Solutions, Inc.	1,342,041	31,537,964

Steel–2.25%
ATI, Inc.(b)	1,108,915	54,536,440

Carpenter Technology Corp.	668,254	43,202,621

		97,739,061

Systems Software–6.16%
CyberArk Software Ltd.(b)	308,063	81,254,697

GitLab, Inc., Class A(b)	1,082,199	78,048,192

JFrog Ltd. (Israel)(b)	1,266,954	56,746,869

Varonis Systems, Inc.(b)	1,028,080	52,226,464

		268,276,222

Trading Companies & Distributors–2.43%
Applied Industrial Technologies, Inc.	272,797	51,801,422

H&E Equipment Services, Inc.	955,213	53,959,983

		105,761,405

Total Common Stocks & Other Equity Interests (Cost $3,056,558,495)		4,316,783,440

Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	14,171,072	14,171,072

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(e)	10,118,821	10,123,881

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(e)	16,195,511	16,195,511

Total Money Market Funds (Cost $40,488,103)		40,490,464

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $3,097,046,598)		4,357,273,904

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,691,538	3,691,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	9,487,779	$9,492,523

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,184,125)		13,184,061

TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $3,110,230,723)		4,370,457,965

OTHER ASSETS LESS LIABILITIES–(0.44)%		(19,130,504)

NET ASSETS–100.00%		$4,351,327,461

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,168,870	$281,504,440	$(287,502,238)	$-	$-	$14,171,072	$862,236
Invesco Liquid Assets Portfolio, Institutional Class	14,395,120	201,074,600	(205,358,741)	2,070	10,832	10,123,881	634,947
Invesco Treasury Portfolio, Institutional Class	23,050,137	321,719,360	(328,573,986)	-	-	16,195,511	984,944
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,676,446	46,657,554	(46,642,462)	-	-	3,691,538	56,337*
Invesco Private Prime Fund	9,453,716	83,628,409	(83,591,613)	228	1,783	9,492,523	162,874*
Total	$70,744,289	$934,584,363	$(951,669,040)	$2,298	$12,615	$53,674,525	$2,701,338

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	25.89%

Industrials	22.14

Health Care	18.21

Consumer Discretionary	13.56

Financials	6.57

Consumer Staples	4.47

Materials	4.00

Energy	3.91

Real Estate	0.46

Money Market Funds Plus Other Assets Less Liabilities	0.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,056,558,495)*	$4,316,783,440

Investments in affiliated money market funds, at value (Cost $53,672,228)	53,674,525

Cash	1,509,079

Receivable for:
Investments sold	36,701,814

Fund shares sold	5,656,108

Dividends	2,289,364

Investment for trustee deferred compensation and retirement plans	151,274

Other assets	59,892

Total assets	4,416,825,496

Liabilities:
Payable for:
Investments purchased	47,194,142

Fund shares reacquired	3,302,201

Collateral upon return of securities loaned	13,184,125

Accrued fees to affiliates	1,411,201

Accrued trustees’ and officers’ fees and benefits	37,616

Accrued other operating expenses	174,465

Trustee deferred compensation and retirement plans	194,285

Total liabilities	65,498,035

Net assets applicable to shares outstanding	$4,351,327,461

Net assets consist of:
Shares of beneficial interest	$3,163,401,172

Distributable earnings	1,187,926,289

$4,351,327,461

Net Assets:
Class A	$1,523,647,792

Class C	$30,370,159

Class R	$42,537,058

Class Y	$1,694,561,754

Class R5	$2,315,820

Class R6	$1,057,894,878

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,486,360

Class C	674,156

Class R	536,869

Class Y	14,828,811

Class R5	24,588

Class R6	8,939,953

Class A:
Net asset value per share	$92.42

Maximum offering price per share (Net asset value of $92.42 ÷ 94.50%)	$97.80

Class C:
Net asset value and offering price per share	$45.05

Class R:
Net asset value and offering price per share	$79.23

Class Y:
Net asset value and offering price per share	$114.27

Class R5:
Net asset value and offering price per share	$94.18

Class R6:
Net asset value and offering price per share	$118.33

*	At February 29, 2024, security with a value of $13,266,897 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Dividends	$8,644,035

Dividends from affiliated money market funds (includes net securities lending income of $619,766)	3,101,893

Total investment income	11,745,928

Expenses:
Advisory fees	11,031,768

Administrative services fees	269,728

Custodian fees	13,105

Distribution fees:
Class A	1,578,042

Class C	136,795

Class R	95,542

Transfer agent fees – A, C, R and Y	2,504,776

Transfer agent fees – R5	213

Transfer agent fees – R6	131,313

Trustees’ and officers’ fees and benefits	40,585

Registration and filing fees	82,048

Reports to shareholders	390,274

Professional services fees	42,568

Other	27,201

Total expenses	16,343,958

Less: Fees waived and/or expense offset arrangement(s)	(96,480)

Net expenses	16,247,478

Net investment income (loss)	(4,501,550)

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	156,952,541

Affiliated investment securities	12,615

156,965,156

Change in net unrealized appreciation of:
Unaffiliated investment securities	398,070,109

Affiliated investment securities	2,298

398,072,407

Net realized and unrealized gain	555,037,563

Net increase in net assets resulting from operations	$550,536,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29,	August 31,
	2024	2023

Operations:
Net investment income (loss)	$(4,501,550)	$(11,353,865)

Net realized gain (loss)	156,965,156	(885,161)

Change in net unrealized appreciation	398,072,407	257,794,844

Net increase in net assets resulting from operations	550,536,013	245,555,818

Share transactions–net:
Class A	(63,734,678)	(120,045,922)

Class C	(2,216,915)	(5,877,866)

Class R	(3,544,993)	(3,108,459)

Class Y	(7,671,622)	(138,581,797)

Class R5	723,794	126,866

Class R6	87,523,671	199,582,949

Net increase (decrease) in net assets resulting from share transactions	11,079,257	(67,904,229)

Net increase in net assets	561,615,270	177,651,589

Net assets:
Beginning of period	3,789,712,191	3,612,060,602

End of period	$4,351,327,461	$3,789,712,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of
										expenses		Ratio of
										to average		expenses
			Net gains							net assets		to average net		Ratio of net
			(losses)							with		assets without		investment
	Net asset	Net	on securities		Distributions					fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	Net asset			Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	realized	value, end			end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	Total return(b)		(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)
Class A
Six months ended 02/29/24	$ 80.68	$(0.16)	$ 11.90	$ 11.74	$ –	$ 92.42	14.55	%(e)	$1,523,648	1.06	%(e)(f)	1.06	%(e)(f)	(0.43	)%(e)(f)	47%
Year ended 08/31/23	75.57	(0.36)	5.47	5.11	–	80.68	6.76	(e)	1,394,517	1.03	(e)	1.03	(e)	(0.48	)(e)	83
Year ended 08/31/22	124.56	(0.49)	(27.15)	(27.64)	(21.35)	75.57	(26.13	)(e)	1,425,847	1.02	(e)	1.02	(e)	(0.54	)(e)	84
Year ended 08/31/21	101.13	(0.85)	36.59	35.74	(12.31)	124.56	37.24	(e)	2,090,984	1.01	(e)	1.01	(e)	(0.74	)(e)	61
Year ended 08/31/20	84.02	(0.59)	22.93	22.34	(5.23)	101.13	28.07	(e)	1,656,602	1.05	(e)	1.05	(e)	(0.71	)(e)	76
Eleven months ended 08/31/19	94.78	(0.50)	1.69	1.19	(11.95)	84.02	4.57		1,432,064	1.08	(f)	1.08	(f)	(0.70	)(f)	83
Year ended 09/30/18	81.76	(0.65)	23.33	22.68	(9.66)	94.78	30.77		1,442,859	1.07		1.07		(0.76)		91
Class C
Six months ended 02/29/24	39.48	(0.23)	5.80	5.57	–	45.05	14.11		30,370	1.82	(f)	1.82	(f)	(1.19	)(f)	47
Year ended 08/31/23	37.26	(0.46)	2.68	2.22	–	39.48	5.96		28,808	1.79		1.79		(1.24)		83
Year ended 08/31/22	73.13	(0.63)	(13.89)	(14.52)	(21.35)	37.26	(26.68)		33,135	1.78		1.78		(1.30)		84
Year ended 08/31/21	64.09	(1.03)	22.38	21.35	(12.31)	73.13	36.20		56,388	1.78		1.78		(1.51)		61
Year ended 08/31/20	55.50	(0.79)	14.61	13.82	(5.23)	64.09	27.08		74,315	1.82		1.82		(1.48)		76
Eleven months ended 08/31/19	67.90	(0.70)	0.25	(0.45)	(11.95)	55.50	3.84		78,075	1.84	(f)	1.84	(f)	(1.47	)(f)	83
Year ended 09/30/18	61.61	(0.94)	16.89	15.95	(9.66)	67.90	29.78		159,027	1.83		1.83		(1.52)		91
Class R
Six months ended 02/29/24	69.27	(0.23)	10.19	9.96	–	79.23	14.38		42,537	1.32	(f)	1.32	(f)	(0.69	)(f)	47
Year ended 08/31/23	65.06	(0.48)	4.69	4.21	–	69.27	6.47		40,864	1.29		1.29		(0.74)		83
Year ended 08/31/22	110.57	(0.64)	(23.52)	(24.16)	(21.35)	65.06	(26.31)		41,445	1.28		1.28		(0.80)		84
Year ended 08/31/21	91.16	(1.03)	32.75	31.72	(12.31)	110.57	36.89		64,908	1.28		1.28		(1.01)		61
Year ended 08/31/20	76.43	(0.74)	20.70	19.96	(5.23)	91.16	27.72		53,981	1.32		1.32		(0.98)		76
Eleven months ended 08/31/19	87.70	(0.62)	1.30	0.68	(11.95)	76.43	4.32		53,737	1.33	(f)	1.33	(f)	(0.96	)(f)	83
Year ended 09/30/18	76.52	(0.81)	21.65	20.84	(9.66)	87.70	30.43		54,734	1.33		1.33		(1.02)		91
Class Y
Six months ended 02/29/24	99.65	(0.09)	14.71	14.62	–	114.27	14.67		1,694,562	0.82	(f)	0.82	(f)	(0.19	)(f)	47
Year ended 08/31/23	93.12	(0.22)	6.75	6.53	–	99.65	7.01		1,490,868	0.79		0.79		(0.24)		83
Year ended 08/31/22	147.99	(0.33)	(33.19)	(33.52)	(21.35)	93.12	(25.94)		1,532,285	0.78		0.78		(0.30)		84
Year ended 08/31/21	117.95	(0.69)	43.04	42.35	(12.31)	147.99	37.56		1,769,717	0.78		0.78		(0.51)		61
Year ended 08/31/20	96.93	(0.46)	26.71	26.25	(5.23)	117.95	28.37		1,316,860	0.82		0.82		(0.48)		76
Eleven months ended 08/31/19	106.92	(0.38)	2.34	1.96	(11.95)	96.93	4.80		882,530	0.84	(f)	0.84	(f)	(0.47	)(f)	83
Year ended 09/30/18	90.84	(0.51)	26.25	25.74	(9.66)	106.92	31.07		791,784	0.84		0.84		(0.53)		91
Class R5
Six months ended 02/29/24	82.05	0.01	12.12	12.13	–	94.18	14.79		2,316	0.61	(f)	0.61	(f)	0.02	(f)	47
Year ended 08/31/23	76.48	(0.09)	5.66	5.57	–	82.05	7.28		1,364	0.68		0.68		(0.13)		83
Year ended 08/31/22	125.62	(0.28)	(27.51)	(27.79)	(21.35)	76.48	(26.01)		1,139	0.71		0.71		(0.23)		84
Year ended 08/31/21	101.62	(0.52)	36.83	36.31	(12.31)	125.62	37.67		15,580	0.72		0.72		(0.45)		61
Year ended 08/31/20	84.11	(0.27)	23.01	22.74	(5.23)	101.62	28.54		15,413	0.68		0.68		(0.34)		76
Period ended 08/31/19(g)	77.56	(0.08)	6.63	6.55	–	84.11	8.44		11	0.71	(f)	0.71	(f)	(0.34	)(f)	83
Class R6
Six months ended 02/29/24	103.11	(0.02)	15.24	15.22	–	118.33	14.76		1,057,895	0.67	(f)	0.67	(f)	(0.04	)(f)	47
Year ended 08/31/23	96.23	(0.10)	6.98	6.88	–	103.11	7.15		833,290	0.66		0.66		(0.11)		83
Year ended 08/31/22	152.02	(0.19)	(34.25)	(34.44)	(21.35)	96.23	(25.85)		578,210	0.65		0.65		(0.17)		84
Year ended 08/31/21	120.70	(0.50)	44.13	43.63	(12.31)	152.02	37.78		553,738	0.63		0.63		(0.36)		61
Year ended 08/31/20	98.92	(0.30)	27.31	27.01	(5.23)	120.70	28.58		329,915	0.65		0.65		(0.31)		76
Eleven months ended 08/31/19	108.66	(0.25)	2.46	2.21	(11.95)	98.92	4.96		269,645	0.67	(f)	0.67	(f)	(0.30	)(f)	83
Year ended 09/30/18	92.03	(0.35)	26.64	26.29	(9.66)	108.66	31.29		254,704	0.67		0.67		(0.36)		91

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the eleven months ended August 31, 2019 and the years ended September 30, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ending February 29, 2024 and years ended August 31, 2023 and 2022 and 0.23% for the years ended August 31, 2021 and 2020.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco Discovery Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco Discovery Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $47,381 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Next $3.5 billion	0.580%

Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $49,268.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $25,888 in front-end sales commissions from the sale of Class A shares and $0 and $42 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $47,519 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13	Invesco Discovery Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$4,316,783,440	$–	$–	$4,316,783,440

Money Market Funds	40,490,464	13,184,061	–	53,674,525

Total Investments	$4,357,273,904	$13,184,061	$–	$4,370,457,965

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $47,212.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$202,077,967	$–	$202,077,967

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

14	Invesco Discovery Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $1,773,502,712 and $1,738,513,567, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,304,926,565

Aggregate unrealized (depreciation) of investments	(59,691,675)

Net unrealized appreciation of investments	$1,245,234,890

Cost of investments for tax purposes is $3,125,223,075.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	341,906	$27,154,888	820,338	$62,017,183

Class C	42,781	1,653,715	83,171	3,101,262

Class R	22,552	1,555,306	58,327	3,778,805

Class Y	2,408,342	242,127,096	4,789,861	445,426,604

Class R5	11,976	1,051,933	6,070	462,884

Class R6	1,788,170	182,633,474	3,484,168	336,163,469

Automatic conversion of Class C shares to Class A shares:
Class A	21,490	1,740,693	38,869	2,932,479

Class C	(44,019)	(1,740,693)	(79,150)	(2,932,479)

Reacquired:
Class A	(1,160,702)	(92,630,259)	(2,442,321)	(184,995,584)

Class C	(54,313)	(2,129,937)	(163,560)	(6,046,649)

Class R	(75,603)	(5,100,299)	(105,466)	(6,887,264)

Class Y	(2,540,720)	(249,798,718)	(6,283,418)	(584,008,401)

Class R5	(4,016)	(328,139)	(4,332)	(336,018)

Class R6	(929,407)	(95,109,803)	(1,411,452)	(136,580,520)

Net increase (decrease) in share activity	(171,563)	$11,079,257	(1,208,895)	$(67,904,229)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,145.50	$5.65	$1,019.59	$5.32	1.06%
Class C	1,000.00	1,141.10	9.69	1,015.81	9.12	1.82
Class R	1,000.00	1,143.90	7.04	1,018.30	6.62	1.32
Class Y	1,000.00	1,146.80	4.38	1,020.79	4.12	0.82
Class R5	1,000.00	1,148.00	3.26	1,021.83	3.07	0.61
Class R6	1,000.00	1,147.70	3.58	1,021.53	3.37	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	Invesco Discovery Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	3,109,848,785.61	65,706,470.15
Carol Deckbar	3,109,186,378.07	66,368,877.70
Cynthia Hostetler	3,108,148,647.37	67,406,608.40
Dr. Eli Jones	3,106,962,123.35	68,593,132.42
Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
James Liddy	3,108,418,832.17	67,136,423.60
Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
Joel W. Motley	3,104,496,522.60	71,058,733.17
Teresa M. Ressel	3,109,248,693.76	66,306,562.01
Douglas Sharp	3,108,681,578.09	66,873,677.67
Robert C. Troccoli	3,104,038,320.81	71,516,934.96
Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

17	Invesco Discovery Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-DIS-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX ∎ C: VADCX ∎ R: VADRX ∎ Y: VADDX ∎ R6: VADFX

2	Fund Performance

4	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Fund Expenses

24	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.42%
Class C Shares	9.02
Class R Shares	9.30
Class Y Shares	9.55
Class R6 Shares	9.61
S&P 500 Index▼ (Broad Market Index)	13.93
S&P 500 Equal Weight Index▼ (Style-Specific Index)	9.70
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	13.06
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.

The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core funds tracked by Lipper.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.88%
10 Years	9.31
5 Years	9.76
1 Year	6.54

Class C Shares
Inception (7/28/97)	8.87%
10 Years	9.30
5 Years	10.19
1 Year	10.90

Class R Shares
Inception (3/31/08)	10.02%
10 Years	9.65
5 Years	10.73
1 Year	12.46

Class Y Shares
Inception (7/28/97)	9.38%
10 Years	10.20
5 Years	11.28
1 Year	13.01

Class R6 Shares
Inception (9/24/12)	12.28%
10 Years	10.33
5 Years	11.41
1 Year	13.12

Returns above include the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

 Effective June 1, 2010, Class A, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C and Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.13%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	383,866	$12,053,392
Omnicom Group, Inc.	146,256	12,927,568
		24,980,960

Aerospace & Defense–2.22%
Axon Enterprise, Inc.(b)	50,698	15,583,044
Boeing Co. (The)(b)	49,531	10,090,456
General Dynamics Corp.	48,041	13,127,203
Howmet Aerospace, Inc.	225,015	14,974,748
Huntington Ingalls Industries, Inc.	48,542	14,155,818
L3Harris Technologies, Inc.	61,204	12,954,439
Lockheed Martin Corp.	26,749	11,454,992
Northrop Grumman Corp.	25,450	11,732,959
RTX Corp.	147,371	13,214,758
Textron, Inc.	157,833	14,058,185
TransDigm Group, Inc.	12,180	14,344,873
		145,691,475

Agricultural & Farm Machinery–0.18%
Deere & Co.	32,954	12,029,858

Agricultural Products & Services–0.30%
Archer-Daniels-Midland Co.	164,341	8,728,151
Bunge Global S.A.	115,982	10,945,221
		19,673,372

Air Freight & Logistics–0.68%
C.H. Robinson Worldwide, Inc.	141,825	10,506,396
Expeditors International of Washington, Inc.	99,562	11,907,615
FedEx Corp.	44,524	11,085,140
United Parcel Service, Inc., Class B	76,675	11,367,836
		44,866,987

Apparel Retail–0.41%
Ross Stores, Inc.	90,736	13,516,035
TJX Cos., Inc. (The)	134,458	13,330,166
		26,846,201

Apparel, Accessories & Luxury Goods–0.86%
lululemon athletica, inc.(b)	24,753	11,561,879
Ralph Lauren Corp.	90,955	16,910,353
Tapestry, Inc.	357,419	16,988,125
V.F. Corp.(c)	668,144	10,917,473
		56,377,830

Application Software–2.23%
Adobe, Inc.(b)	19,868	11,131,643
ANSYS, Inc.(b)	41,728	13,944,246
Autodesk, Inc.(b)	53,500	13,812,095
Cadence Design Systems, Inc.(b)	46,628	14,192,631
Fair Isaac Corp.(b)	10,565	13,416,599
Intuit, Inc.	20,883	13,843,132
PTC, Inc.(b)	71,930	13,163,909
Roper Technologies, Inc.	22,587	12,303,816
Salesforce, Inc.(b)	47,782	14,756,037

	Shares	Value

Application Software–(continued)
Synopsys, Inc.(b)	22,615	$12,974,904
Tyler Technologies, Inc.(b)	29,733	12,997,484
		146,536,496

Asset Management & Custody Banks–1.78%
Ameriprise Financial, Inc.	33,514	13,652,263
Bank of New York Mellon Corp. (The)	244,277	13,701,497
BlackRock, Inc.	16,093	13,056,894
Blackstone, Inc., Class A	106,461	13,607,845
Franklin Resources, Inc.(c)	468,686	12,865,431
Invesco Ltd. (Acquired 12/22/2008-12/15/2023; Cost $8,985,359)(d)(e)	787,922	12,141,878
Northern Trust Corp.	149,077	12,243,694
State Street Corp.	162,017	11,945,513
T. Rowe Price Group, Inc.	121,742	13,799,456
		117,014,471

Automobile Manufacturers–0.58%
Ford Motor Co.	1,088,492	13,540,841
General Motors Co.(f)	355,090	14,551,588
Tesla, Inc.(b)	49,706	10,034,647
		38,127,076

Automotive Parts & Equipment–0.35%
Aptiv PLC(b)	150,123	11,933,277
BorgWarner, Inc.	364,265	11,339,570
		23,272,847

Automotive Retail–0.64%
AutoZone, Inc.(b)(c)	4,625	13,902,842
CarMax, Inc.(b)(c)	178,284	14,084,436
O’Reilly Automotive, Inc.(b)	12,814	13,934,200
		41,921,478

Biotechnology–1.57%
AbbVie, Inc.	80,280	14,133,294
Amgen, Inc.	44,531	12,193,924
Biogen, Inc.(b)	50,083	10,867,510
Gilead Sciences, Inc.	151,662	10,934,830
Incyte Corp.(b)	219,091	12,786,151
Moderna, Inc.(b)(c)	149,206	13,762,762
Regeneron Pharmaceuticals, Inc.(b)	14,266	13,782,240
Vertex Pharmaceuticals, Inc.(b)	34,226	14,400,247
		102,860,958

Brewers–0.19%
Molson Coors Beverage Co., Class B	194,513	12,141,501

Broadcasting–0.30%
Fox Corp., Class A	270,017	8,043,806
Fox Corp., Class B	144,086	3,945,075
Paramount Global, Class B(c)	719,297	7,941,039
		19,929,920

Broadline Retail–0.60%
Amazon.com, Inc.(b)	82,215	14,532,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Broadline Retail–(continued)
eBay, Inc.	290,247	$13,722,878
Etsy, Inc.(b)	151,350	10,850,282
		39,105,483

Building Products–1.47%
A.O. Smith Corp.	153,664	12,738,746
Allegion PLC	108,612	13,888,216
Builders FirstSource, Inc.(b)	82,074	16,019,203
Carrier Global Corp.(c)	216,831	12,051,467
Johnson Controls International PLC	213,699	12,665,940
Masco Corp.	187,254	14,373,617
Trane Technologies PLC	51,215	14,441,094
		96,178,283

Cable & Satellite–0.33%
Charter Communications, Inc., Class A(b)	32,605	9,583,587
Comcast Corp., Class A	284,662	12,197,767
		21,781,354

Cargo Ground Transportation–0.42%
J.B. Hunt Transport Services, Inc.(c)	64,218	13,248,816
Old Dominion Freight Line, Inc.	32,438	14,353,166
		27,601,982

Casinos & Gaming–0.81%
Caesars Entertainment, Inc.(b)	271,198	11,788,977
Las Vegas Sands Corp.	258,338	14,084,588
MGM Resorts International(b)	289,336	12,522,462
Wynn Resorts Ltd.	142,348	14,975,010
		53,371,037

Commodity Chemicals–0.40%
Dow, Inc.	235,356	13,151,693
LyondellBasell Industries N.V., Class A	129,448	12,981,046
		26,132,739

Communications Equipment–1.03%
Arista Networks, Inc.(b)	53,494	14,846,725
Cisco Systems, Inc.	247,711	11,981,781
F5, Inc.(b)	70,157	13,134,793
Juniper Networks, Inc.	413,394	15,307,980
Motorola Solutions, Inc.	37,348	12,339,406
		67,610,685

Computer & Electronics Retail–0.20%

Best Buy Co., Inc.	161,970	13,100,134

Construction & Engineering–0.22%

Quanta Services, Inc.	60,148	14,526,343

Construction Machinery & Heavy Transportation Equipment– 0.88%
Caterpillar, Inc.	46,182	15,422,941
Cummins, Inc.	51,974	13,960,736
PACCAR, Inc.	127,072	14,091,014
Wabtec Corp.	101,219	14,301,232
		57,775,923

Construction Materials–0.45%
Martin Marietta Materials, Inc.	25,531	14,749,514
Vulcan Materials Co.	55,475	14,748,029
		29,497,543

	Shares	Value
Consumer Electronics–0.20%

Garmin Ltd.	97,280	$13,361,408

Consumer Finance–0.88%
American Express Co.	71,154	15,612,611
Capital One Financial Corp.	101,485	13,965,351
Discover Financial Services	116,015	14,003,011
Synchrony Financial	339,595	14,025,273
		57,606,246

Consumer Staples Merchandise Retail–1.07%
Costco Wholesale Corp.	19,620	14,595,122
Dollar General Corp.	94,202	13,688,493
Dollar Tree, Inc.(b)	96,329	14,129,538
Target Corp.	88,646	13,555,746
Walmart, Inc.	238,320	13,967,935
		69,936,834

Copper–0.18%

Freeport-McMoRan, Inc.	314,135	11,877,444

Data Center REITs–0.41%
Digital Realty Trust, Inc.	89,905	13,198,953
Equinix, Inc.	15,118	13,437,181
		26,636,134

Data Processing & Outsourced Services–0.19%

Broadridge Financial Solutions, Inc.(c)	62,627	12,749,605

Distillers & Vintners–0.39%
Brown-Forman Corp., Class B(c)	217,580	13,104,844
Constellation Brands, Inc., Class A	51,118	12,703,845
		25,808,689

Distributors–0.62%
Genuine Parts Co.	90,121	13,451,460
LKQ Corp.	263,971	13,803,044
Pool Corp.(c)	33,843	13,473,575
		40,728,079

Diversified Banks–1.80%
Bank of America Corp.	387,090	13,362,347
Citigroup, Inc.	245,127	13,602,097
Comerica, Inc.	239,830	11,842,805
Fifth Third Bancorp	383,498	13,169,321
JPMorgan Chase & Co.	75,601	14,066,322
KeyCorp	903,792	12,897,112
PNC Financial Services Group, Inc. (The)	85,195	12,540,704
U.S. Bancorp	296,421	12,437,825
Wells Fargo & Co.	259,962	14,451,288
		118,369,821

Diversified Support Services–0.41%
Cintas Corp.	21,658	13,614,435
Copart, Inc.(b)	255,753	13,593,272
		27,207,707

Drug Retail–0.17%

Walgreens Boots Alliance, Inc.	517,456	11,001,115

Electric Utilities–3.13%
Alliant Energy Corp.	233,247	11,137,544
American Electric Power Co., Inc.	150,482	12,819,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–(continued)
Constellation Energy Corp.	107,762	$18,152,509
Duke Energy Corp.	126,967	11,659,380
Edison International(c)	177,677	12,085,589
Entergy Corp.	117,483	11,932,748
Evergy, Inc.	232,435	11,514,830
Eversource Energy	200,909	11,793,358
Exelon Corp.	309,109	11,078,467
FirstEnergy Corp.	323,201	11,832,389
NextEra Energy, Inc.	200,742	11,078,951
NRG Energy, Inc.	250,665	13,866,788
PG&E Corp.	680,538	11,358,179
Pinnacle West Capital Corp.	160,958	10,998,260
PPL Corp.	459,873	12,126,851
Southern Co. (The)	169,512	11,399,682
Xcel Energy, Inc.	196,754	10,366,968
		205,202,055

Electrical Components & Equipment–1.24%
AMETEK, Inc.	76,256	13,739,806
Eaton Corp. PLC	51,588	14,908,932
Emerson Electric Co.	133,828	14,299,522
Generac Holdings, Inc.(b)	99,712	11,218,597
Hubbell, Inc.	38,889	14,803,876
Rockwell Automation, Inc.	43,028	12,266,422
		81,237,155

Electronic Components–0.42%
Amphenol Corp., Class A	128,545	14,042,256
Corning, Inc.	411,689	13,272,853
		27,315,109

Electronic Equipment & Instruments–0.84%
Keysight Technologies, Inc.(b)	83,035	12,812,301
Teledyne Technologies, Inc.(b)(c)	29,124	12,443,812
Trimble, Inc.(b)	255,527	15,635,697
Zebra Technologies Corp., Class A(b)(c)	50,753	14,184,448
		55,076,258

Electronic Manufacturing Services–0.42%
Jabil, Inc.	101,943	14,688,967
TE Connectivity Ltd.	90,910	13,051,039
		27,740,006

Environmental & Facilities Services–0.83%
Republic Services, Inc.	74,073	13,599,803
Rollins, Inc.	289,266	12,747,953
Veralto Corp.	158,878	13,730,237
Waste Management, Inc.	69,473	14,287,122
		54,365,115

Fertilizers & Agricultural Chemicals–0.75%
CF Industries Holdings, Inc.	156,534	12,635,425
Corteva, Inc.	265,433	14,205,974
FMC Corp.(c)	214,465	12,093,681
Mosaic Co. (The)(f)	339,689	10,584,709
		49,519,789

Financial Exchanges & Data–1.72%
Cboe Global Markets, Inc.	67,817	13,020,864
CME Group, Inc., Class A	57,273	12,620,106
FactSet Research Systems, Inc.	26,998	12,488,735

	Shares	Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	105,738	$14,636,254
MarketAxess Holdings, Inc.(c)	45,798	9,773,751
Moody’s Corp.	32,354	12,275,755
MSCI, Inc.	23,653	13,268,623
Nasdaq, Inc.	222,055	12,479,491
S&P Global, Inc.	28,850	12,358,763
		112,922,342

Food Distributors–0.20%
Sysco Corp.	162,323	13,143,293

Food Retail–0.20%
Kroger Co. (The)	268,826	13,336,458

Footwear–0.17%
NIKE, Inc., Class B	104,565	10,867,440

Gas Utilities–0.18%
Atmos Energy Corp.	105,626	11,926,232

Gold–0.15%
Newmont Corp.	306,660	9,583,125

Health Care Distributors–0.81%
Cardinal Health, Inc.	113,453	12,704,467
Cencora, Inc.	59,402	13,995,111
Henry Schein, Inc.(b)	166,656	12,744,184
McKesson Corp.	26,173	13,646,864
		53,090,626

Health Care Equipment–3.43%
Abbott Laboratories	114,670	13,604,449
Baxter International, Inc.	331,516	13,565,635
Becton, Dickinson and Co.	51,591	12,152,260
Boston Scientific Corp.(b)	218,095	14,440,070
DexCom, Inc.(b)	102,456	11,789,612
Edwards Lifesciences Corp.(b)	173,232	14,702,200
GE HealthCare Technologies, Inc.	174,903	15,965,146
Hologic, Inc.(b)	175,285	12,936,033
IDEXX Laboratories, Inc.(b)	22,556	12,974,888
Insulet Corp.(b)	61,565	10,096,660
Intuitive Surgical, Inc.(b)	38,607	14,886,859
Medtronic PLC	151,030	12,589,861
ResMed, Inc.	73,582	12,782,665
STERIS PLC	59,772	13,921,496
Stryker Corp.	41,454	14,470,348
Teleflex, Inc.	51,862	11,554,335
Zimmer Biomet Holdings, Inc.	102,168	12,705,612
		225,138,129

Health Care Facilities–0.44%
HCA Healthcare, Inc.	46,537	14,505,583
Universal Health Services, Inc., Class B	87,190	14,565,961
		29,071,544

Health Care REITs–0.52%
Healthpeak Properties, Inc.	639,162	10,705,964
Ventas, Inc.	256,512	10,847,892
Welltower, Inc.	136,620	12,590,899
		34,144,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Services–0.98%
Cigna Group (The)	46,306	$15,565,299
CVS Health Corp.	159,578	11,867,816
DaVita, Inc.(b)	111,399	14,144,331
Laboratory Corp. of America Holdings	55,329	11,941,658
Quest Diagnostics, Inc.	88,179	11,012,675
		64,531,779

Health Care Supplies–0.64%
Align Technology, Inc.(b)	54,171	16,382,394
Cooper Cos., Inc. (The)	143,093	13,393,505
DENTSPLY SIRONA, Inc.	375,919	12,285,033
		42,060,932

Home Furnishings–0.23%
Mohawk Industries, Inc.(b)(c)	129,840	15,401,621

Home Improvement Retail–0.42%
Home Depot, Inc. (The)	36,708	13,971,432
Lowe’s Cos., Inc.	57,664	13,877,995
		27,849,427

Homebuilding–0.82%
D.R. Horton, Inc.	86,553	12,934,480
Lennar Corp., Class A	85,859	13,609,510
NVR, Inc.(b)	1,834	13,985,296
PulteGroup, Inc.	124,435	13,486,265
		54,015,551

Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.(c)	666,164	13,816,241

Hotels, Resorts & Cruise Lines–1.55%
Airbnb, Inc., Class A(b)(c)	86,154	13,566,671
Booking Holdings, Inc.(b)	3,659	12,692,449
Carnival Corp.(b)(c)	669,250	10,614,305
Expedia Group, Inc.(b)	82,366	11,269,316
Hilton Worldwide Holdings, Inc.	69,948	14,291,775
Marriott International, Inc., Class A	57,231	14,300,310
Norwegian Cruise Line Holdings Ltd.(b)(c)	648,829	12,580,794
Royal Caribbean Cruises Ltd.(b)	99,478	12,270,611
		101,586,231

Household Appliances–0.18%
Whirlpool Corp.	107,589	11,553,983

Household Products–0.99%
Church & Dwight Co., Inc.	128,946	12,910,074
Clorox Co. (The)	85,624	13,127,015
Colgate-Palmolive Co.	155,298	13,436,383
Kimberly-Clark Corp.	99,918	12,107,064
Procter & Gamble Co. (The)	82,565	13,122,881
		64,703,417

Human Resource & Employment Services–0.93%
Automatic Data Processing, Inc.	52,272	13,127,067
Dayforce, Inc.(b)(c)	180,440	12,587,495
Paychex, Inc.	97,728	11,983,407
Paycom Software, Inc.	64,236	11,716,004
Robert Half, Inc.	145,868	11,727,787
		61,141,760

	Shares	Value

Independent Power Producers & Energy Traders–0.15%
AES Corp. (The)	657,755	$9,997,876

Industrial Conglomerates–0.59%
3M Co.	115,937	10,680,117
General Electric Co.	99,380	15,591,728
Honeywell International, Inc.	61,580	12,237,793
		38,509,638

Industrial Gases–0.37%
Air Products and Chemicals, Inc.	45,520	10,653,501
Linde PLC	29,867	13,404,907
		24,058,408

Industrial Machinery & Supplies & Components–2.48%
Dover Corp.	83,444	13,799,969
Fortive Corp.	173,962	14,809,385
IDEX Corp.	58,507	13,801,801
Illinois Tool Works, Inc.(c)	48,011	12,586,084
Ingersoll Rand, Inc.	163,475	14,930,172
Nordson Corp.	50,110	13,311,721
Otis Worldwide Corp.	138,516	13,200,575
Parker-Hannifin Corp.	27,321	14,629,029
Pentair PLC	177,782	13,829,662
Snap-on, Inc.	43,075	11,874,054
Stanley Black & Decker, Inc.	129,072	11,524,839
Xylem, Inc.	112,656	14,312,945
		162,610,236

Industrial REITs–0.20%
Prologis, Inc.	99,994	13,326,200

Insurance Brokers–0.98%
Aon PLC, Class A	37,396	11,816,762
Arthur J. Gallagher & Co.	50,299	12,269,435
Brown & Brown, Inc.(c)	163,455	13,764,546
Marsh & McLennan Cos., Inc.	61,942	12,529,008
Willis Towers Watson PLC	49,948	13,616,324
		63,996,075

Integrated Oil & Gas–0.58%
Chevron Corp.	83,044	12,623,519
Exxon Mobil Corp.	120,385	12,582,640
Occidental Petroleum Corp.(c)	212,223	12,862,836
		38,068,995

Integrated Telecommunication Services–0.37%
AT&T, Inc.	708,291	11,991,367
Verizon Communications, Inc.	313,315	12,538,866
		24,530,233

Interactive Home Entertainment–0.36%
Electronic Arts, Inc.	88,378	12,326,963
Take-Two Interactive Software, Inc.(b)	77,159	11,336,972
		23,663,935

Interactive Media & Services–0.66%
Alphabet, Inc., Class A(b)	48,482	6,712,818
Alphabet, Inc., Class C(b)	40,804	5,703,583
Match Group, Inc.(b)	373,342	13,455,245
Meta Platforms, Inc., Class A	36,015	17,652,032
		43,523,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Internet Services & Infrastructure–0.35%
Akamai Technologies, Inc.(b)	104,749	$11,618,759
VeriSign, Inc.(b)	56,910	11,113,954
		22,732,713

Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	187,050	12,491,199
Goldman Sachs Group, Inc. (The)	34,160	13,289,948
Morgan Stanley	145,652	12,531,898
Raymond James Financial, Inc.	111,951	13,469,944
		51,782,989

IT Consulting & Other Services–1.02%
Accenture PLC, Class A	35,940	13,469,593
Cognizant Technology Solutions Corp., Class A	170,400	13,465,008
EPAM Systems, Inc.(b)	44,635	13,586,894
Gartner, Inc.(b)	26,814	12,483,526
International Business Machines Corp.	74,835	13,846,720
		66,851,741

Leisure Products–0.19%
Hasbro, Inc.(c)	246,083	12,375,514

Life & Health Insurance–0.96%
Aflac, Inc.	146,821	11,854,328
Globe Life, Inc.	99,053	12,572,797
MetLife, Inc.	186,992	13,040,822
Principal Financial Group, Inc.	159,472	12,894,906
Prudential Financial, Inc.	118,810	12,949,102
		63,311,955

Life Sciences Tools & Services–2.51%
Agilent Technologies, Inc.	94,216	12,941,510
Bio-Rad Laboratories, Inc., Class A(b)	39,405	12,841,301
Bio-Techne Corp.	175,440	12,907,121
Charles River Laboratories International, Inc.(b)(c)	58,614	14,899,093
Danaher Corp.	55,103	13,948,773
Illumina, Inc.(b)	106,111	14,837,501
IQVIA Holdings, Inc.(b)	55,668	13,758,903
Mettler-Toledo International, Inc.(b)	10,988	13,704,453
Revvity, Inc.	131,666	14,429,277
Thermo Fisher Scientific, Inc.	24,470	13,952,305
Waters Corp.(b)(c)	41,022	13,841,643
West Pharmaceutical Services, Inc.	35,017	12,548,692
		164,610,572

Managed Health Care–0.88%
Centene Corp.(b)	162,455	12,741,346
Elevance Health, Inc.	25,358	12,710,697
Humana, Inc.	25,165	8,815,803
Molina Healthcare, Inc.(b)	32,590	12,837,527
UnitedHealth Group, Inc.	22,046	10,881,905
		57,987,278

Metal, Glass & Plastic Containers–0.21%
Ball Corp.	210,748	13,492,087

Movies & Entertainment–0.81%
Live Nation Entertainment, Inc.(b)	140,677	13,642,856
Netflix, Inc.(b)	26,412	15,924,323
Walt Disney Co. (The)	130,576	14,569,670

	Shares	Value

Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)	1,056,681	$9,288,226
		53,425,075

Multi-Family Residential REITs–1.11%
AvalonBay Communities, Inc.	68,190	12,071,676
Camden Property Trust	127,969	12,090,511
Equity Residential	203,744	12,267,426
Essex Property Trust, Inc.	53,002	12,264,663
Mid-America Apartment Communities, Inc.	94,268	11,847,602
UDR, Inc.	338,826	12,028,323
		72,570,201

Multi-line Insurance–0.40%
American International Group, Inc.	182,882	13,330,269
Assurant, Inc.	72,281	13,115,387
		26,445,656

Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(b)	33,942	13,895,855

Multi-Utilities–1.78%
Ameren Corp.	155,347	11,059,153
CenterPoint Energy, Inc.	416,555	11,455,263
CMS Energy Corp.	206,093	11,823,555
Consolidated Edison, Inc.	130,905	11,416,225
Dominion Energy, Inc.	252,352	12,069,996
DTE Energy Co.	110,343	11,955,664
NiSource, Inc.	455,676	11,874,917
Public Service Enterprise Group, Inc.	193,706	12,087,254
Sempra	165,575	11,689,595
WEC Energy Group, Inc.	142,551	11,188,828
		116,620,450

Office REITs–0.38%
Alexandria Real Estate Equities, Inc.(c)	100,337	12,515,034
Boston Properties, Inc.(c)	187,020	12,103,934
		24,618,968

Oil & Gas Equipment & Services–0.54%
Baker Hughes Co., Class A	375,935	11,123,917
Halliburton Co.	346,984	12,168,729
Schlumberger N.V.	245,579	11,868,833
		35,161,479

Oil & Gas Exploration & Production–1.88%
APA Corp.	351,614	10,474,581
ConocoPhillips	106,936	12,034,577
Coterra Energy, Inc.	485,193	12,508,276
Devon Energy Corp.	271,814	11,976,125
Diamondback Energy, Inc.	80,577	14,706,914
EOG Resources, Inc.	101,884	11,661,643
EQT Corp.	322,766	11,990,757
Hess Corp.	89,102	12,986,616
Marathon Oil Corp.	503,118	12,200,612
Pioneer Natural Resources Co.	53,728	12,636,288
		123,176,389

Oil & Gas Refining & Marketing–0.63%
Marathon Petroleum Corp.	83,794	14,180,458
Phillips 66	95,629	13,628,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	97,639	$13,812,013
		41,620,560

Oil & Gas Storage & Transportation–0.78%
Kinder Morgan, Inc.	677,079	11,774,404
ONEOK, Inc.	175,620	13,192,574
Targa Resources Corp.(c)	140,020	13,755,565
Williams Cos., Inc. (The)	341,221	12,263,483
		50,986,026

Other Specialized REITs–0.40%
Iron Mountain, Inc.(c)	183,106	14,399,456
VICI Properties, Inc.	392,800	11,756,504
		26,155,960

Other Specialty Retail–0.65%
Bath & Body Works, Inc.	318,986	14,577,661
Tractor Supply Co.(c)	56,510	14,371,623
Ulta Beauty, Inc.(b)	25,136	13,788,604
		42,737,888

Packaged Foods & Meats–2.23%
Campbell Soup Co.	279,289	11,908,883
Conagra Brands, Inc.	410,574	11,528,918
General Mills, Inc.	185,125	11,881,322
Hershey Co. (The)	64,523	12,125,162
Hormel Foods Corp.	381,908	13,488,991
J.M. Smucker Co. (The)	100,431	12,068,793
Kellanova	223,171	12,307,881
Kraft Heinz Co. (The)	330,784	11,670,060
Lamb Weston Holdings, Inc.	118,704	12,132,736
McCormick & Co., Inc.	180,654	12,439,834
Mondelez International, Inc., Class A	168,578	12,317,994
Tyson Foods, Inc., Class A	233,248	12,651,372
		146,521,946

Paper & Plastic Packaging Products & Materials–0.96%
Amcor PLC	1,241,893	11,251,551
Avery Dennison Corp.	62,513	13,535,940
International Paper Co.	325,306	11,502,820
Packaging Corp. of America	73,129	13,250,243
WestRock Co.	291,164	13,186,818
		62,727,372

Passenger Airlines–0.82%
American Airlines Group, Inc.(b)(c)	870,951	13,656,512
Delta Air Lines, Inc.	297,009	12,554,570
Southwest Airlines Co.	416,929	14,288,157
United Airlines Holdings, Inc.(b)	292,514	13,306,462
		53,805,701

Passenger Ground Transportation–0.24%
Uber Technologies, Inc.(b)	198,982	15,819,069

Personal Care Products–0.37%
Estee Lauder Cos., Inc. (The), Class A	89,616	13,315,145
Kenvue, Inc.	581,480	11,048,120
		24,363,265

Pharmaceuticals–1.71%
Bristol-Myers Squibb Co.	238,209	12,089,107
Catalent, Inc.(b)	322,332	18,482,517

	Shares	Value

Pharmaceuticals–(continued)
Eli Lilly and Co.	20,039	$15,102,993
Johnson & Johnson	77,609	12,524,540
Merck & Co., Inc.	115,511	14,687,224
Pfizer, Inc.	416,410	11,059,849
Viatris, Inc.	1,219,153	15,080,923
Zoetis, Inc.	64,921	12,875,782
		111,902,935

Property & Casualty Insurance–1.90%
Allstate Corp. (The)	86,019	13,721,751
Arch Capital Group Ltd.(b)	152,840	13,387,256
Chubb Ltd.	53,763	13,530,534
Cincinnati Financial Corp.	116,579	13,290,006
Hartford Financial Services Group, Inc. (The)	153,095	14,672,625
Loews Corp.	174,088	13,079,231
Progressive Corp. (The)	74,357	14,095,113
Travelers Cos., Inc. (The)	66,116	14,608,991
W.R. Berkley Corp.	168,012	14,045,803
		124,431,310

Publishing–0.23%
News Corp., Class A	419,960	11,288,525
News Corp., Class B	126,685	3,545,913
		14,834,438

Rail Transportation–0.62%
CSX Corp.	363,602	13,795,060
Norfolk Southern Corp.	54,228	13,740,291
Union Pacific Corp.	52,157	13,231,709
		40,767,060

Real Estate Services–0.40%
CBRE Group, Inc., Class A(b)	144,930	13,317,618
CoStar Group, Inc.(b)	147,107	12,802,722
		26,120,340

Regional Banks–1.15%
Citizens Financial Group, Inc.	404,736	12,704,663
Huntington Bancshares, Inc.	999,524	13,033,793
M&T Bank Corp.	90,345	12,624,810
Regions Financial Corp.	687,172	12,802,015
Truist Financial Corp.	349,091	12,211,203
Zions Bancorporation N.A.	307,842	12,138,210
		75,514,694

Reinsurance–0.18%
Everest Group Ltd.	31,498	11,618,982

Research & Consulting Services–0.84%
Equifax, Inc.	52,476	14,356,909
Jacobs Solutions, Inc.	95,217	13,963,573
Leidos Holdings, Inc.	110,464	14,123,927
Verisk Analytics, Inc.	52,036	12,587,508
		55,031,917

Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)	5,403	14,527,424
Darden Restaurants, Inc.(c)	75,397	12,871,022
Domino’s Pizza, Inc.	30,347	13,606,078
McDonald’s Corp.	41,973	12,267,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Restaurants–(continued)
Starbucks Corp.	125,454	$11,905,585
Yum! Brands, Inc.	96,383	13,341,335
		78,519,312

Retail REITs–0.92%
Federal Realty Investment Trust	120,907	12,193,471
Kimco Realty Corp.	592,108	11,700,054
Realty Income Corp.	222,508	11,594,892
Regency Centers Corp.	187,372	11,607,695
Simon Property Group, Inc.	90,189	13,360,599
		60,456,711

Self-Storage REITs–0.38%
Extra Space Storage, Inc.(c)	86,417	12,182,205
Public Storage	43,768	12,424,422
		24,606,627

Semiconductor Materials & Equipment–1.16%
Applied Materials, Inc.	81,128	16,357,027
Enphase Energy, Inc.(b)	116,342	14,776,598
KLA Corp.	22,424	15,299,895
Lam Research Corp.	17,043	15,990,595
Teradyne, Inc.	129,854	13,451,576
		75,875,691

Semiconductors–3.23%
Advanced Micro Devices, Inc.(b)	92,959	17,897,396
Analog Devices, Inc.	64,821	12,433,964
Broadcom, Inc.	12,691	16,504,519
First Solar, Inc.(b)	82,434	12,685,768
Intel Corp.	280,662	12,082,499
Microchip Technology, Inc.	140,801	11,846,996
Micron Technology, Inc.	159,875	14,486,274
Monolithic Power Systems, Inc.	20,815	14,987,633
NVIDIA Corp.	25,227	19,957,584
NXP Semiconductors N.V. (China)	56,229	14,042,068
ON Semiconductor Corp.(b)	157,398	12,421,850
Qorvo, Inc.(b)	115,266	13,203,721
QUALCOMM, Inc.	90,128	14,221,297
Skyworks Solutions, Inc.	115,478	12,115,952
Texas Instruments, Inc.	76,319	12,770,458
		211,657,979

Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	362,282	12,342,948

Soft Drinks & Non-alcoholic Beverages–0.74%
Coca-Cola Co. (The)	204,475	12,272,589
Keurig Dr Pepper, Inc.	377,458	11,289,769
Monster Beverage Corp.(b)	222,260	13,135,566
PepsiCo, Inc.	72,334	11,959,704
		48,657,628

Specialty Chemicals–1.54%
Albemarle Corp.(c)	93,635	12,907,585
Celanese Corp.	84,785	12,884,776
DuPont de Nemours, Inc.	169,055	11,696,915
Eastman Chemical Co.	141,242	12,392,573
Ecolab, Inc.	62,379	14,025,294
International Flavors & Fragrances, Inc.	156,005	11,778,378
PPG Industries, Inc.	83,236	11,786,218

	Shares	Value

Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	41,350	$13,729,441
		101,201,180

Steel–0.43%
Nucor Corp.	73,937	14,218,085
Steel Dynamics, Inc.(c)	105,905	14,172,207
		28,390,292

Systems Software–1.20%
Fortinet, Inc.(b)	229,758	15,878,575
Gen Digital, Inc.	541,050	11,627,165
Microsoft Corp.	32,386	13,396,145
Oracle Corp.	106,683	11,914,357
Palo Alto Networks, Inc.(b)(c)	40,615	12,612,988
ServiceNow, Inc.(b)	17,337	13,372,722
		78,801,952

Technology Distributors–0.21%
CDW Corp.	56,215	13,840,695

Technology Hardware, Storage & Peripherals–1.14%
Apple, Inc.	61,929	11,193,667
Hewlett Packard Enterprise Co.	738,858	11,252,807
HP, Inc.	406,798	11,524,587
NetApp, Inc.	135,587	12,083,514
Seagate Technology Holdings PLC	150,392	13,993,976
Western Digital Corp.(b)	250,403	14,891,466
		74,940,017

Telecom Tower REITs–0.51%
American Tower Corp.	58,050	11,543,823
Crown Castle, Inc.	104,421	11,480,045
SBA Communications Corp., Class A	49,080	10,269,008
		33,292,876

Timber REITs–0.20%
Weyerhaeuser Co.	388,219	13,346,969

Tobacco–0.36%
Altria Group, Inc.	290,176	11,871,100
Philip Morris International, Inc.	131,248	11,807,070
		23,678,170

Trading Companies & Distributors–0.69%
Fastenal Co.	194,576	14,205,994
United Rentals, Inc.	24,208	16,782,680
W.W. Grainger, Inc.	14,905	14,509,421
		45,498,095

Transaction & Payment Processing Services–1.61%
Fidelity National Information Services, Inc.	203,330	14,068,403
Fiserv, Inc.(b)	90,544	13,515,503
FLEETCOR Technologies, Inc.(b)(c)	46,797	13,068,998
Global Payments, Inc.	99,736	12,935,759
Jack Henry & Associates, Inc.	72,769	12,645,069
Mastercard, Inc., Class A	29,078	13,805,071
PayPal Holdings, Inc.(b)	203,330	12,268,932
Visa, Inc., Class A(c)	46,862	13,245,076
		105,552,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Water Utilities–0.16%

American Water Works Co., Inc.	91,240	$10,815,590

Wireless Telecommunication Services–0.19%

T-Mobile US, Inc.	76,626	12,513,026
Total Common Stocks & Other Equity Interests (Cost $3,139,153,062)		6,504,868,619

Money Market Funds–0.78%

Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(g)	17,979,614	17,979,614

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(g)	12,835,977	12,842,395

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(g)	20,548,130	20,548,130
Total Money Market Funds (Cost $51,370,139)		51,370,139

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,190,523,201)		6,556,238,758

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.11%

Invesco Private Government Fund, 5.29%(d)(g)(h)	57,066,790	$57,066,790
Invesco Private Prime Fund, 5.49%(d)(g)(h)	146,669,842	146,743,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $203,823,872)		203,809,967

TOTAL INVESTMENTS IN SECURITIES–103.02% (Cost $3,394,347,073)		6,760,048,725
OTHER ASSETS LESS LIABILITIES–(3.02)%		(197,999,255)

NET ASSETS–100.00%		$6,562,049,470

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income
Invesco Ltd.	$12,024,042	$1,206,987	$(618,070)	$(168,009)	$(303,072)	$12,141,878	$ 317,965
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,944,423	125,709,843	(116,674,652)	—	—	17,979,614	285,894
Invesco Liquid Assets Portfolio, Institutional Class	6,387,428	89,792,745	(83,344,864)	—	7,086	12,842,395	210,238
Invesco Treasury Portfolio, Institutional Class	10,222,198	143,668,392	(133,342,460)	—	—	20,548,130	325,084
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,093,654	495,183,040	(499,209,904)	—	—	57,066,790	2,001,142	*
Invesco Private Prime Fund	157,097,966	1,086,844,573	(1,097,298,625)	(6,853)	106,116	146,743,177	5,488,475	*
Total	$255,769,711	$1,942,405,580	$(1,930,488,575)	$(174,862)	$(189,870)	$267,321,984	$ 8,628,798

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(g)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equally-Weighted S&P 500 Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	100	March-2024	$28,926,000	$251,310	$251,310
E-Mini S&P 500 Index	123	March-2024	31,388,063	24,780	24,780
Total Futures Contracts				$276,090	$276,090

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Industrials	15.96%

Financials	14.36

Information Technology	13.24

Health Care	12.97

Consumer Discretionary	10.69

Consumer Staples	7.21

Real Estate	5.81

Materials	5.43

Utilities	5.40

Energy	4.41

Communication Services	3.65

Money Market Funds Plus Other Assets Less Liabilities	0.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,130,167,703)*	$6,492,726,741

Investments in affiliates, at value (Cost $264,179,370)	267,321,984

Other investments:
Variation margin receivable – futures contracts	313,677

Receivable for:
Investments sold	36,282

Fund shares sold	2,709,632

Dividends	10,756,301

Investment for trustee deferred compensation and retirement plans	164,212

Other assets	377,302

Total assets	6,774,406,131

Liabilities:
Payable for:
Fund shares reacquired	5,000,284

Collateral upon return of securities loaned	203,823,872

Accrued fees to affiliates	2,355,157

Accrued trustees’ and officers’ fees and benefits	3,601

Accrued other operating expenses	938,609

Trustee deferred compensation and retirement plans	235,138

Total liabilities	212,356,661

Net assets applicable to shares outstanding	$6,562,049,470

Net assets consist of:
Shares of beneficial interest	$3,123,242,006

Distributable earnings	3,438,807,464

$6,562,049,470

Net Assets:

Class A	$3,017,911,675

Class C	$502,224,786

Class R	$194,467,348

Class Y	$2,181,737,167

Class R6	$665,708,494

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	42,327,836

Class C	7,529,083

Class R	2,753,286

Class Y	30,112,479

Class R6	9,163,930

Class A:
Net asset value per share	$71.30

Maximum offering price per share (Net asset value of $71.30 ÷ 94.50%)	$75.45

Class C:
Net asset value and offering price per share	$66.70

Class R:
Net asset value and offering price per share	$70.63

Class Y:
Net asset value and offering price per share	$72.45

Class R6:
Net asset value and offering price per share	$72.64

*	At February 29, 2024, securities with an aggregate value of $202,018,774 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $30,682)	$63,920,750

Dividends from affiliates (includes net securities lending income of $197,540)	1,336,721

Total investment income	65,257,471

Expenses:

Advisory fees	3,284,023

Administrative services fees	426,009

Custodian fees	32,947

Distribution fees:
Class A	3,492,254

Class C	2,484,818

Class R	441,745

Transfer agent fees – A, C, R and Y	3,751,963

Transfer agent fees – R6	91,743

Trustees’ and officers’ fees and benefits	42,390

Registration and filing fees	86,386

Licensing fees	563,308

Reports to shareholders	566,088

Professional services fees	58,584

Other	42,669

Total expenses	15,364,927

Less: Fees waived and/or expense offset arrangement(s)	(40,889)

Net expenses	15,324,038

Net investment income	49,933,433

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	162,472,600

Affiliated investment securities	(189,870)

Futures contracts	5,300,344

167,583,074

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	352,042,379

Affiliated investment securities	(174,862)

Futures contracts	444,321

352,311,838

Net realized and unrealized gain	519,894,912

Net increase in net assets resulting from operations	$569,828,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:

Net investment income	$49,933,433	$92,740,163

Net realized gain	167,583,074	154,092,750

Change in net unrealized appreciation	352,311,838	247,178,154

Net increase in net assets resulting from operations	569,828,345	494,011,067

Distributions to shareholders from distributable earnings:

Class A	(132,438,353)	(209,942,045)

Class C	(21,029,947)	(52,192,427)

Class R	(8,039,909)	(12,121,490)

Class Y	(102,662,759)	(178,908,251)

Class R6	(30,169,212)	(43,715,271)

Total distributions from distributable earnings	(294,340,180)	(496,879,484)

Share transactions–net:

Class A	51,763,706	163,416,324

Class C	(57,976,320)	(140,098,319)

Class R	10,542,442	28,083,354

Class Y	(97,064,735)	(59,477,222)

Class R6	47,951,762	25,417,946

Net increase (decrease) in net assets resulting from share transactions	(44,783,145)	17,342,083

Net increase in net assets	230,705,020	14,473,666

Net assets:

Beginning of period	6,331,344,450	6,316,870,784

End of period	$6,562,049,470	$6,331,344,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$68.25	$0.52	$ 5.77	$ 6.29	$(1.03)	$(2.21)	$(3.24)	$71.30	9.42%	$3,017,912	0.55	%(d)	0.55	%(d)	1.57	%(d)	10%
Year ended 08/31/23	68.51	0.96	4.20	5.16	(0.87)	(4.55)	(5.42)	68.25	8.10	2,838,398	0.52		0.52		1.44		20
Year ended 08/31/22	82.72	0.90	(7.40)	(6.50)	(0.93)	(6.78)	(7.71)	68.51	(8.85)	2,670,328	0.53		0.53		1.18		24
Year ended 08/31/21	62.02	0.82	24.05	24.87	(0.99)	(3.18)	(4.17)	82.72	41.81	2,971,521	0.52		0.52		1.13		23
Year ended 08/31/20	60.01	0.99	3.88	4.87	(1.03)	(1.83)	(2.86)	62.02	8.08 (e)	2,182,945	0.53		0.53		1.67		26
Year ended 08/31/19	64.04	0.92	(1.38)	(0.46)	(0.82)	(2.75)	(3.57)	60.01	(0.09)	2,235,827	0.52		0.52		1.55		22
Class C
Six months ended 02/29/24	63.76	0.26	5.37	5.63	(0.48)	(2.21)	(2.69)	66.70	9.02 (f)	502,225	1.29	(d)(f)	1.29	(d)(f)	0.83	(d)(f)	10
Year ended 08/31/23	64.65	0.43	3.94	4.37	(0.71)	(4.55)	(5.26)	63.76	7.29	539,237	1.27		1.27		0.69		20
Year ended 08/31/22	78.47	0.31	(7.00)	(6.69)	(0.35)	(6.78)	(7.13)	64.65	(9.53)	689,583	1.28		1.28		0.43		24
Year ended 08/31/21	58.96	0.30	22.86	23.16	(0.47)	(3.18)	(3.65)	78.47	40.82 (f)	945,674	1.21	(f)	1.21	(f)	0.44	(f)	23
Year ended 08/31/20	57.18	0.52	3.66	4.18	(0.57)	(1.83)	(2.40)	58.96	7.27 (e)	879,154	1.28		1.28		0.92		26
Year ended 08/31/19	61.18	0.46	(1.31)	(0.85)	(0.40)	(2.75)	(3.15)	57.18	(0.83)	1,083,024	1.27		1.27		0.80		22
Class R
Six months ended 02/29/24	67.55	0.43	5.71	6.14	(0.85)	(2.21)	(3.06)	70.63	9.30	194,467	0.80	(d)	0.80	(d)	1.32	(d)	10
Year ended 08/31/23	67.97	0.78	4.17	4.95	(0.82)	(4.55)	(5.37)	67.55	7.82	175,270	0.77		0.77		1.19		20
Year ended 08/31/22	82.12	0.70	(7.34)	(6.64)	(0.73)	(6.78)	(7.51)	67.97	(9.08)	146,993	0.78		0.78		0.93		24
Year ended 08/31/21	61.60	0.63	23.88	24.51	(0.81)	(3.18)	(3.99)	82.12	41.44	147,581	0.77		0.77		0.88		23
Year ended 08/31/20	59.63	0.83	3.84	4.67	(0.87)	(1.83)	(2.70)	61.60	7.80 (e)	127,559	0.78		0.78		1.42		26
Year ended 08/31/19	63.64	0.77	(1.36)	(0.59)	(0.67)	(2.75)	(3.42)	59.63	(0.33)	135,225	0.77		0.77		1.30		22
Class Y
Six months ended 02/29/24	69.38	0.62	5.85	6.47	(1.19)	(2.21)	(3.40)	72.45	9.55	2,181,737	0.30	(d)	0.30	(d)	1.82	(d)	10
Year ended 08/31/23	69.44	1.14	4.28	5.42	(0.93)	(4.55)	(5.48)	69.38	8.38	2,188,760	0.27		0.27		1.69		20
Year ended 08/31/22	83.74	1.10	(7.50)	(6.40)	(1.12)	(6.78)	(7.90)	69.44	(8.64)	2,248,749	0.28		0.28		1.43		24
Year ended 08/31/21	62.74	1.01	24.32	25.33	(1.15)	(3.18)	(4.33)	83.74	42.15	2,671,007	0.27		0.27		1.38		23
Year ended 08/31/20	60.67	1.15	3.93	5.08	(1.18)	(1.83)	(3.01)	62.74	8.35 (e)	2,106,008	0.28		0.28		1.92		26
Year ended 08/31/19	64.71	1.08	(1.40)	(0.32)	(0.97)	(2.75)	(3.72)	60.67	0.18	2,902,956	0.27		0.27		1.80		22
Class R6
Six months ended 02/29/24	69.58	0.65	5.88	6.53	(1.26)	(2.21)	(3.47)	72.64	9.61	665,708	0.20	(d)	0.20	(d)	1.92	(d)	10
Year ended 08/31/23	69.59	1.21	4.28	5.49	(0.95)	(4.55)	(5.50)	69.58	8.48	589,680	0.18		0.18		1.78		20
Year ended 08/31/22	83.90	1.18	(7.51)	(6.33)	(1.20)	(6.78)	(7.98)	69.59	(8.54)	561,218	0.19		0.19		1.52		24
Year ended 08/31/21	62.86	1.09	24.36	25.45	(1.23)	(3.18)	(4.41)	83.90	42.30	910,010	0.16		0.16		1.49		23
Year ended 08/31/20	60.78	1.22	3.94	5.16	(1.25)	(1.83)	(3.08)	62.86	8.47 (e)	740,456	0.16		0.16		2.04		26
Year ended 08/31/19	64.83	1.15	(1.40)	(0.25)	(1.05)	(2.75)	(3.80)	60.78	0.29	1,024,706	0.16		0.16		1.91		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 6.49%, 5.61%, 6.21%, 6.78% and 6.90% for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% and 0.93% for the six months ended February 29, 2024 and the year ended August 31, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17	Invesco Equally-Weighted S&P 500 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could

18	Invesco Equally-Weighted S&P 500 Fund

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $10,981 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $ 2 billion	0.100%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $18,639.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory

19	Invesco Equally-Weighted S&P 500 Fund

Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $242,960 in front-end sales commissions from the sale of Class A shares and $3,920 and $8,506 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $117,545 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$6,504,868,619	$–	$–	$6,504,868,619

Money Market Funds	51,370,139	203,809,967	–	255,180,106

Total Investments in Securities	6,556,238,758	203,809,967	–	6,760,048,725

Other Investments - Assets*

Futures Contracts	276,090	–	–	276,090

Total Investments	$6,556,514,848	$203,809,967	$–	$6,760,324,815

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$276,090

Derivatives not subject to master netting agreements	(276,090)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

20	Invesco Equally-Weighted S&P 500 Fund

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$5,300,344

Change in Net Unrealized Appreciation:
Futures contracts	444,321

Total	$5,744,665

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$43,484,223

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,250.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2023.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $622,562,521 and $931,286,308, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,410,384,120

Aggregate unrealized (depreciation) of investments	(100,704,681)

Net unrealized appreciation of investments	$3,309,679,439

Cost of investments for tax purposes is $3,450,645,376.

21	Invesco Equally-Weighted S&P 500 Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,803,056	$121,171,681	3,550,290	$236,640,132

Class C	353,817	22,278,153	757,037	47,474,545

Class R	383,533	25,509,163	732,338	48,409,714

Class Y	2,739,169	187,514,849	7,498,069	509,845,358

Class R6	1,343,117	92,255,897	1,356,154	91,833,344

Issued as reinvestment of dividends:
Class A	1,710,055	116,608,615	2,911,314	185,392,475

Class C	302,457	19,323,979	798,907	47,782,627

Class R	118,409	8,003,269	190,686	12,039,940

Class Y	1,122,862	77,769,409	2,129,933	137,636,274

Class R6	413,764	28,727,668	641,704	41,563,154

Automatic conversion of Class C shares to Class A shares:
Class A	842,378	56,701,155	2,184,788	145,496,726

Class C	(901,268)	(56,701,155)	(2,328,673)	(145,496,726)

Reacquired:
Class A	(3,614,893)	(242,717,745)	(6,039,107)	(404,113,009)

Class C	(682,644)	(42,877,297)	(1,437,750)	(89,858,765)

Class R	(343,149)	(22,969,990)	(491,237)	(32,366,300)

Class Y	(5,295,744)	(362,348,993)	(10,464,322)	(706,958,854)

Class R6	(1,067,634)	(73,031,803)	(1,588,235)	(107,978,552)

Net increase (decrease) in share activity	(772,715)	$(44,783,145)	401,896	$17,342,083

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,094.20	$2.86	$1,022.13	$2.77	0.55%
Class C	1,000.00	1,090.20	6.70	1,018.45	6.47	1.29
Class R	1,000.00	1,093.00	4.16	1,020.89	4.02	0.80
Class Y	1,000.00	1,095.50	1.56	1,023.37	1.51	0.30
Class R6	1,000.00	1,096.10	1.04	1,023.87	1.01	0.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	Invesco Equally-Weighted S&P 500 Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

24	Invesco Equally-Weighted S&P 500 Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu-rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Equity and Income Fund

Nasdaq:

A: ACEIX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance

4	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

25	Fund Expenses

26	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.85%
Class C Shares	8.53
Class R Shares	8.75
Class Y Shares	8.99
Class R5 Shares	9.02
Class R6 Shares	9.16
S&P 500 Index▼ (Broad Market Index)*	13.93
Russell 1000 Value Index▼ (Broad Market Index*/Style-Specific Index)	9.27
Bloomberg U.S. Government/Credit Index▼ (Style-Specific Index)	2.48
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	9.34
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

*Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the S&P 500 Index to reflect that the S&P 500 Index can be considered more broadly representative of the overall applicable securities market.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	9.80%
10 Years	6.38
5 Years	7.04
1 Year	5.13

Class C Shares
Inception (7/6/93)	8.76%
10 Years	6.35
5 Years	7.47
1 Year	9.52

Class R Shares
Inception (10/1/02)	7.69%
10 Years	6.71
5 Years	8.00
1 Year	10.98

Class Y Shares
Inception (12/22/04)	7.25%
10 Years	7.25
5 Years	8.54
1 Year	11.52

Class R5 Shares
Inception (6/1/10)	9.15%
10 Years	7.31
5 Years	8.60
1 Year	11.57

Class R6 Shares
Inception (9/24/12)	8.74%
10 Years	7.40
5 Years	8.68
1 Year	11.76

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equity and Income Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.52%
Aerospace & Defense–1.64%
RTX Corp.	1,341,067	$120,253,478

Textron, Inc.	893,657	79,598,029

		199,851,507

Air Freight & Logistics–0.79%
FedEx Corp.	387,905	96,576,708

Apparel Retail–0.47%
TJX Cos., Inc. (The)	576,728	57,176,814

Application Software–0.91%
Salesforce, Inc.(b)	358,212	110,623,030

Asset Management & Custody Banks–1.10%
KKR & Co., Inc., Class A	1,363,648	133,992,053

Automobile Manufacturers–0.80%
General Motors Co.	2,363,932	96,873,933

Broadline Retail–1.52%
Amazon.com, Inc.(b)	1,048,992	185,419,826

Building Products–1.20%
Johnson Controls International PLC	2,468,537	146,310,188

Cable & Satellite–0.50%
Comcast Corp., Class A	1,430,338	61,289,983

Cargo Ground Transportation–0.57%
J.B. Hunt Transport Services, Inc.	334,309	68,971,290

Casinos & Gaming–0.68%
Las Vegas Sands Corp.	1,506,788	82,150,082

Communications Equipment–1.00%
Cisco Systems, Inc.	2,520,741	121,928,242

Consumer Finance–0.64%
American Express Co.	354,733	77,835,515

Distributors–0.69%
Genuine Parts Co.	562,080	83,896,061

Diversified Banks–5.85%
Bank of America Corp.	7,337,851	253,302,616

PNC Financial Services Group, Inc. (The)	802,049	118,061,613

Wells Fargo & Co.	6,119,493	340,182,616

		711,546,845

Electric Utilities–1.94%
American Electric Power Co., Inc.	924,239	78,735,920

FirstEnergy Corp.	1,764,345	64,592,671

PPL Corp.	3,499,917	92,292,811

		235,621,402

Electrical Components & Equipment–0.67%
Emerson Electric Co.	761,716	81,389,355

	Shares	Value

Electronic Manufacturing Services–0.63%
TE Connectivity Ltd.	533,007	$76,518,485

Fertilizers & Agricultural Chemicals–0.50%
Corteva, Inc.	1,146,322	61,351,153

Food Distributors–1.55%
Sysco Corp.	1,352,496	109,511,601

US Foods Holding Corp.(b)	1,560,825	79,274,302

		188,785,903

Gold–0.41%
Barrick Gold Corp. (Canada)	3,362,884	49,299,879

Health Care Equipment–1.68%
GE HealthCare Technologies, Inc.(c)	820,874	74,929,379

Medtronic PLC	1,556,486	129,748,673

		204,678,052

Health Care Facilities–0.46%
Universal Health Services, Inc., Class B	334,251	55,839,972

Health Care Services–1.51%
Cigna Group (The)	311,114	104,577,860

CVS Health Corp.	1,070,087	79,582,370

		184,160,230

Industrial Machinery & Supplies & Components–1.75%
Parker-Hannifin Corp.	275,967	147,766,530

Stanley Black & Decker, Inc.	730,382	65,215,809

		212,982,339

Insurance Brokers–1.18%
Willis Towers Watson PLC	528,292	144,017,682

Integrated Oil & Gas–3.69%
Chevron Corp.	792,628	120,487,382

Exxon Mobil Corp.(c)	1,671,691	174,725,143

Shell PLC (Netherlands)	2,429,838	75,154,431

Suncor Energy, Inc. (Canada)(c)	2,286,049	78,545,824

		448,912,780

Interactive Media & Services–2.29%
Alphabet, Inc., Class A(b)	1,280,968	177,362,829

Meta Platforms, Inc., Class A	205,728	100,833,465

		278,196,294

Investment Banking & Brokerage–2.00%
Charles Schwab Corp. (The)	1,556,433	103,938,596

Goldman Sachs Group, Inc. (The)	357,970	139,268,228

		243,206,824

IT Consulting & Other Services–0.83%
Cognizant Technology Solutions Corp., Class A	1,282,126	101,313,597

Managed Health Care–1.82%
Centene Corp.(b)	1,324,998	103,919,593

Elevance Health, Inc.	119,597	59,947,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equity and Income Fund

	Shares	Value

Managed Health Care–(continued)
Humana, Inc.	164,137	$57,500,474

		221,368,063

Movies & Entertainment–0.91%
Walt Disney Co. (The)	990,006	110,464,869

Multi-line Insurance–1.25%
American International Group, Inc.	2,092,298	152,507,601

Oil & Gas Exploration & Production–1.51%
ConocoPhillips	1,637,171	184,247,224

Oil & Gas Refining & Marketing–0.52%
Phillips 66	447,997	63,844,052

Packaged Foods & Meats–0.68%
Kraft Heinz Co. (The)	2,330,065	82,204,693

Pharmaceuticals–4.66%
Bristol-Myers Squibb Co.	1,996,160	101,305,120

GSK PLC	3,284,513	68,706,885

Johnson & Johnson	931,345	150,300,456

Merck & Co., Inc.	749,839	95,342,029

Pfizer, Inc.	2,150,019	57,104,505

Sanofi S.A.	982,631	93,659,014

		566,418,009

Property & Casualty Insurance–0.76%
Allstate Corp. (The)	581,791	92,807,300

Rail Transportation–1.35%
CSX Corp.	2,820,600	107,013,564

Norfolk Southern Corp.	225,490	57,134,656

		164,148,220

Real Estate Services–1.55%
CBRE Group, Inc., Class A(b)	2,057,059	189,023,152

Regional Banks–0.78%
Citizens Financial Group, Inc.	3,039,233	95,401,524

Semiconductor Materials & Equipment–0.68%
Lam Research Corp.	88,607	83,135,518

Semiconductors–2.32%
Intel Corp.	2,532,232	109,012,588

Micron Technology, Inc.	974,697	88,317,295

NXP Semiconductors N.V. (China)	338,618	84,563,073

		281,892,956

Specialty Chemicals–1.10%
DuPont de Nemours, Inc.	1,133,610	78,434,476

PPG Industries, Inc.	388,230	54,973,368

		133,407,844

Systems Software–0.87%
Oracle Corp.	945,347	105,576,353

Tobacco–1.06%
Philip Morris International, Inc.	1,433,923	128,995,713

Trading Companies & Distributors–1.11%
Ferguson PLC	637,587	134,817,771

	Shares	Value

Transaction & Payment Processing Services–1.10%
Fiserv, Inc.(b)	893,893	$133,431,408

Wireless Telecommunication Services–1.04%
T-Mobile US, Inc.	776,240	126,759,992

Total Common Stocks & Other Equity Interests (Cost $5,579,020,909)		7,851,168,286

	Principal Amount

U.S. Dollar Denominated Bonds & Notes–20.25%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,485,525

Aerospace & Defense–0.41%
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	15,945,292

Lockheed Martin Corp.,
3.55%, 01/15/2026(c)	14,804,000	14,431,722

4.15%, 06/15/2053	5,231,000	4,345,364

5.20%, 02/15/2064(c)	5,558,000	5,433,654

RTX Corp.,
4.45%, 11/16/2038	3,239,000	2,889,431

6.40%, 03/15/2054(c)	6,223,000	6,893,672

		49,939,135

Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,254,106

Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034(c)	4,310,000	4,200,397

United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,995,365

		6,195,762

Alternative Carriers–0.47%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	28,911,000	28,188,220

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	15,100,531

Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,245,526

		57,534,277

Application Software–1.31%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	48,471,833

Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	23,172,931

Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,440,152

Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	76,038,704

Workday, Inc., 3.50%, 04/01/2027	5,033,000	4,797,604

		159,921,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equity and Income Fund

	Principal Amount	Value

Asset Management & Custody Banks–0.30%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	$4,260,000	$4,239,653

BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	14,413,108

Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,515,000	4,455,160

KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	3,217,000	2,933,381

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	10,555,732

		36,597,034

Automobile Manufacturers–0.08%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,545,082

Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,789,223

		9,334,305

Biotechnology–1.26%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,893,517

4.05%, 11/21/2039(c)	13,812,000	12,116,196

4.85%, 06/15/2044(c)	5,815,000	5,507,873

Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	33,221,958

Amgen, Inc., 5.25%, 03/02/2025	7,947,000	7,928,977

Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	49,785,000	43,895,890

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	26,544,000	26,398,008

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	10,420,000	17,911,980

		153,874,399

Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,408,822

4.90%, 02/01/2046(c)	6,301,000	5,829,024

Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	9,294,123

Molson Coors Beverage Co., 4.20%, 07/15/2046(c)	4,057,000	3,317,031

		28,849,000

Broadcasting–0.03%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,716,273

Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,227,011

Building Products–0.04%
Carrier Global Corp., 6.20%, 03/15/2054(c)	4,481,000	4,894,622

	Principal Amount	Value

Cable & Satellite–1.10%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	$51,123,000	$43,837,972

1.13%, 03/15/2028	26,544,000	19,783,242

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	5,660,000	5,583,199

Comcast Corp.,
3.15%, 03/01/2026	11,319,000	10,926,746

4.15%, 10/15/2028(c)	9,915,000	9,622,411

3.90%, 03/01/2038	8,010,000	6,873,546

2.89%, 11/01/2051	3,128,000	1,982,110

2.94%, 11/01/2056(c)	4,539,000	2,795,405

Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,248,084

Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	31,482,247

		134,134,962

Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	7,745,000	7,592,519

Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,939,655

Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	3,481,000	3,525,938

Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	10,992,000	11,115,777

8.35%, 07/15/2046	30,000	37,993

		11,153,770

Consumer Finance–0.32%
American Express Co.,
3.38%, 05/03/2024	24,770,000	24,665,310

3.63%, 12/05/2024(c)	3,423,000	3,377,189

General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,450,763

Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,370,852

		38,864,114

Consumer Staples Merchandise Retail–0.15%
Dollar General Corp., 4.25%, 09/20/2024(c)	18,724,000	18,568,363

Diversified Banks–1.01%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,394,319

2.57%, 10/20/2032(g)	8,683,000	7,119,073

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	6,862,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
Citigroup, Inc.,
3.67%, 07/24/2028(g)	$5,405,000	$5,126,917

6.68%, 09/13/2043(c)	8,000,000	8,833,546

5.30%, 05/06/2044(c)	2,765,000	2,642,967

4.75%, 05/18/2046	4,145,000	3,651,055

HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(c)(g)	18,945,000	18,531,305

JPMorgan Chase & Co.,
3.20%, 06/15/2026(c)	4,365,000	4,201,804

3.51%, 01/23/2029(g)	11,170,000	10,524,345

4.26%, 02/22/2048(g)	5,355,000	4,553,664

3.90%, 01/23/2049(c)(g)	11,170,000	8,925,933

Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	544,422

PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(c)	7,450,000	6,882,748

6.88%, 10/20/2034(g)	6,126,000	6,639,644

U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	3,245,000	3,100,281

Wells Fargo & Co.,
3.55%, 09/29/2025(c)	6,840,000	6,665,378

4.10%, 06/03/2026	4,515,000	4,398,288

4.65%, 11/04/2044(c)	9,115,000	7,876,918

		122,475,341

Diversified Financial Services–0.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,115,171

Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)(d)	3,975,000	3,602,642

		6,717,813

Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,370,373

Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	8,540,814

Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	4,026,619	4,051,886

Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(c)	4,519,000	4,009,018

		8,060,904

Electric Utilities–1.38%
Constellation Energy Generation LLC, 6.50%, 10/01/2053(c)	2,992,000	3,289,160

Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	7,973,386

FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	54,373,000	53,666,151

Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,773,241

	Principal Amount	Value

Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	$9,898,000	$8,322,264

NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	22,708,000	22,836,243

3.55%, 05/01/2027	5,572,000	5,305,538

Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,813,352

PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	54,663,000	51,795,926

PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	385,118

Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,087,077

		168,247,456

Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(c)	2,729,000	2,194,075

Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,651,942

Food Distributors–0.08%
Sysco Corp., 3.75%, 10/01/2025	9,593,000	9,356,948

Health Care Equipment–0.38%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,306,986

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	40,668,035

Medtronic, Inc., 4.38%, 03/15/2035(c)	2,601,000	2,453,314

		46,428,335

Health Care REITs–0.16%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	17,592,000	19,470,727

Health Care Services–0.12%
Cigna Group (The), 4.80%, 08/15/2038(c)	3,240,000	3,006,714

CVS Health Corp., 3.38%, 08/12/2024(c)	3,740,000	3,699,473

NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,657,056

		14,363,243

Health Care Supplies–0.14%
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	16,844,869

Home Improvement Retail–0.20%
Home Depot, Inc. (The), 5.13%, 04/30/2025	20,528,000	20,542,751

Lowe’s Cos., Inc., 4.25%, 04/01/2052(c)	4,741,000	3,812,237

		24,354,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equity and Income Fund

	Principal Amount	Value

Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043(c)	$2,117,000	$2,114,536

Hotels, Resorts & Cruise Lines–0.39%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	52,169,000	47,836,913

Industrial Conglomerates–0.13%
Honeywell International, Inc., 4.50%, 01/15/2034(c)	16,007,000	15,404,517

Industrial Machinery & Supplies & Components–0.25%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	33,206,000	30,522,955

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,459,069

Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,599,610

Chevron Corp., 2.95%, 05/16/2026(c)	9,807,000	9,423,913

Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,526,030

3.04%, 03/01/2026	11,316,000	10,921,263

Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	11,316,000	11,069,293

		43,540,109

Integrated Telecommunication Services–0.31%
AT&T, Inc.,
4.30%, 02/15/2030(c)	3,526,000	3,364,588

3.55%, 09/15/2055	4,562,000	3,110,998

3.80%, 12/01/2057	3,619,000	2,549,607

Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,372,688

Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	6,725,000	6,053,280

Verizon Communications, Inc.,
3.38%, 02/15/2025	13,206,000	12,950,018

3.40%, 03/22/2041	5,788,000	4,437,241

		37,838,420

Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(c)	3,559,000	3,404,322

Interactive Media & Services–0.39%
Meta Platforms, Inc., 5.60%, 05/15/2053(c)	14,968,000	15,508,247

Snap, Inc., Conv., 0.75%, 08/01/2026	33,200,000	31,515,100

		47,023,347

Internet Services & Infrastructure–0.24%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	29,810,050

Investment Banking & Brokerage–1.86%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,706,012

2.91%, 07/21/2042(c)(g)	3,205,000	2,273,404

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	$62,573,000	$73,867,426

0.00%, 07/19/2029(d)(e)	62,330,000	71,772,995

1.00%, 07/30/2029	62,338,000	65,592,044

Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,753,596

		225,965,477

Life & Health Insurance–0.68%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	8,671,000	8,349,520

Athene Global Funding, 2.75%, 06/25/2024(d)	2,890,000	2,860,230

Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,993,765

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	19,242,244

GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,308,285

Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,412,556

Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	3,812,766

Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	13,319,000	13,412,964

Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,864,711

		83,257,041

Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024(c)	21,232,000	20,677,100

Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,692,679

Movies & Entertainment–0.45%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	18,954,000	20,597,447

TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(c)	3,773,000	3,635,933

Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(c)	16,392,000	16,072,068

5.05%, 03/15/2042(c)	7,965,000	6,703,144

5.14%, 03/15/2052	9,886,000	8,040,437

		55,049,029

Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,473,484

Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	4,995,576

Sempra, 3.80%, 02/01/2038	5,871,000	4,822,772

		9,818,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equity and Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–0.27%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	$6,519,000	$5,366,718

ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,215,161

Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	24,665,295

		32,247,174

Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,825,661

Oil & Gas Storage & Transportation–0.57%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	4,267,000	4,265,867

Energy Transfer L.P.,
6.40%, 12/01/2030	4,861,000	5,104,517

4.90%, 03/15/2035	3,640,000	3,396,564

5.30%, 04/01/2044	8,165,000	7,408,349

5.00%, 05/15/2050	7,684,000	6,630,134

Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	607,188

4.25%, 02/15/2048	7,354,000	6,157,581

Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	8,923,287

5.30%, 12/01/2034(c)	4,203,000	4,099,921

MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,460,304

Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,591,534

Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,254,801

Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,034,515

		69,934,562

Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026(c)	17,525,000	16,845,999

Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	636,203

Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	2,855,000	2,951,058

Passenger Airlines–0.10%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,387,225	2,265,856

United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	2,778,420	2,771,662

Series 2014-2, Class A, 3.75%, 09/03/2026	3,018,440	2,919,454

Series 2018-1, Class AA, 3.50%, 03/01/2030	4,014,973	3,693,502

		11,650,474

Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053(c)	7,142,000	6,883,191

	Principal Amount	Value

Pharmaceuticals–0.53%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	$9,800,000	$9,134,551

Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(d)	4,531,000	4,538,865

Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	6,435,000	5,609,865

6.25%, 11/15/2053(c)	8,079,000	8,956,037

Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,361,602

Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	31,922,000	30,201,288

Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,755,251

		64,557,459

Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,109,206

Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,772,034

5.00%, 05/20/2049	5,140,000	4,645,251

Travelers Cos., Inc. (The), 4.60%, 08/01/2043(c)	6,455,000	6,032,348

		17,558,839

Rail Transportation–0.23%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(c)	3,965,000	3,371,540

Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,525,492

5.35%, 08/01/2054(c)	5,099,000	5,001,969

Union Pacific Corp.,
3.20%, 05/20/2041(c)	10,131,000	7,832,048

4.15%, 01/15/2045	4,410,000	3,576,273

3.84%, 03/20/2060(c)	5,560,000	4,229,538

		27,536,860

Reinsurance–0.04%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	5,795,000	5,446,345

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	6,982,447

Retail REITs–0.24%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034(c)	10,029,000	9,773,210

Kimco Realty OP LLC, 3.20%, 04/01/2032	12,105,000	10,293,759

Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,052,072

4.65%, 03/15/2049	2,970,000	2,524,930

		29,643,971

Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,470,688

5.70%, 04/01/2028	3,806,000	3,861,624

		8,332,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equity and Income Fund

	Principal Amount	Value

Semiconductors–0.67%
Broadcom, Inc., 3.47%, 04/15/2034(d)	$6,975,000	$5,893,226

Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,807,154

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	51,688,000	53,981,655

Micron Technology, Inc.,
4.66%, 02/15/2030(c)	7,270,000	7,037,337

3.37%, 11/01/2041	1,778,000	1,296,976

Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,261,546

		81,277,894

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,444,673

Systems Software–0.22%
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	3,871,148

Oracle Corp., 3.60%, 04/01/2040(c)	10,910,000	8,429,217

VMware LLC, 1.00%, 08/15/2024	14,992,000	14,670,825

		26,971,190

Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,482,731

Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,363,652

Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	7,913,007

Crown Castle, Inc.,
2.50%, 07/15/2031(c)	14,073,000	11,536,033

4.75%, 05/15/2047	470,000	397,599

		19,846,639

Tobacco–0.29%
Altria Group, Inc., 5.80%, 02/14/2039(c)	12,541,000	12,514,699

Philip Morris International, Inc.,
3.25%, 11/10/2024(c)	12,062,000	11,880,286

4.88%, 11/15/2043	11,740,000	10,577,177

		34,972,162

Trading Companies & Distributors–0.04%
Air Lease Corp., 4.25%, 09/15/2024	4,355,000	4,318,158

Transaction & Payment Processing Services–0.58%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	45,418,534

Fiserv, Inc., 2.75%, 07/01/2024(c)	1,954,000	1,934,689

Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	23,238,000	23,644,665

		70,997,888

	Principal Amount	Value

Wireless Telecommunication Services–0.34%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	$6,610,000	$5,730,384

Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(c)	6,080,000	5,164,547

4.30%, 02/15/2048	8,020,000	6,421,183

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	6,342,812	6,301,448

T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	8,889,021

3.40%, 10/15/2052	7,422,000	5,159,445

6.00%, 06/15/2054	3,234,000	3,389,408

		41,055,436

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,584,541,736)		2,464,330,196

U.S. Treasury Securities–9.62%
U.S. Treasury Bills–0.02%
4.74% - 5.05%, 04/18/2024(h)(i)	2,061,000	2,048,023

U.S. Treasury Bonds–0.82%
4.50%, 02/15/2036	5,525,000	5,720,965

4.50%, 02/15/2044	59,827,900	59,823,226

4.75%, 11/15/2053	32,678,200	34,776,753

		100,320,944

U.S. Treasury Notes–8.78%
4.25%, 01/31/2026	312,913,000	310,602,823

4.13%, 02/15/2027	227,929,000	226,068,174

4.00%, 01/31/2029	307,741,900	304,231,719

4.00%, 01/31/2031	207,598,000	204,256,970

4.00%, 02/15/2034	23,428,300	22,972,546

		1,068,132,232

Total U.S. Treasury Securities (Cost $1,180,036,067)		1,170,501,199

	Shares

Preferred Stocks–0.54%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	24,386,670

Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	41,473,865

Total Preferred Stocks (Cost $60,254,606)		65,860,535

	Principal Amount

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$7,000,001	8,006,771

5.50%, 02/01/2037	3	3

		8,006,774

Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,131,154

7.00%, 07/01/2032	3,913	4,018

		7,135,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equity and Income Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$3,423	$3,455

7.50%, 12/20/2030	359	369

		3,824

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,460,955)		15,145,770

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,721,000)	4,721,000	5,326,655

	Shares
Money Market Funds–4.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(j)(k)	199,179,149	199,179,149

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(j)(k)	137,186,248	137,254,841

Invesco Treasury Portfolio, Institutional Class, 5.23%(j)(k)	227,633,313	227,633,313

Total Money Market Funds (Cost $563,967,080)		564,067,303

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $9,990,002,353)		12,136,399,944

Investment Abbreviations:

Conv.	- Convertible
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.95%
Invesco Private Government Fund, 5.29%(j)(k)(l)	66,450,959	$66,450,959

Invesco Private Prime Fund, 5.49%(j)(k)(l)	170,788,503	170,873,897

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,336,035)		237,324,856

TOTAL INVESTMENTS IN SECURITIES–101.69% (Cost $10,227,338,388)		12,373,724,800

OTHER ASSETS LESS LIABILITIES–(1.69)%		(205,279,360)

NET ASSETS–100.00%		$12,168,445,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equity and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $476,638,805, which represented 3.92% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$184,477,754	$512,069,290	$(497,367,895)	$-	$-	$199,179,149	$5,163,100
Invesco Liquid Assets Portfolio, Institutional Class	126,706,527	365,763,779	(355,262,784)	38,627	8,692	137,254,841	3,667,564
Invesco Treasury Portfolio, Institutional Class	210,831,719	585,222,046	(568,420,452)	-	-	227,633,313	5,890,981
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,668,762	425,307,385	(398,525,188)	-	-	66,450,959	1,221,976*
Invesco Private Prime Fund	102,005,388	966,548,518	(897,735,169)	(7,509)	62,669	170,873,897	3,316,437*
Total	$663,690,150	$2,854,911,018	$(2,717,311,488)	$31,118	$71,361	$801,392,159	$19,260,058

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	90	June-2024	$(9,621,563)	$(14,244)	$(14,244)
U.S. Treasury 10 Year Notes	207	June-2024	(22,860,562)	(60,285)	(60,285)
U.S. Treasury 10 Year Ultra Notes	311	June-2024	(35,507,453)	(7,964)	(7,964)
Total Futures Contracts				$(82,493)	$(82,493)

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
03/05/2024	Bank of New York Mellon (The)	EUR	68,214,243	USD	74,128,486	$399,703
03/05/2024	State Street Bank & Trust Co.	CAD	80,737,537	USD	60,242,824	748,839
03/05/2024	State Street Bank & Trust Co.	EUR	2,174,071	USD	2,352,984	3,157
03/05/2024	State Street Bank & Trust Co.	GBP	84,743,014	USD	107,820,015	848,404
03/05/2024	State Street Bank & Trust Co.	USD	5,381,794	EUR	4,989,308	10,857
04/05/2024	State Street Bank & Trust Co.	CAD	77,754,242	USD	57,539,048	217,196
04/05/2024	State Street Bank & Trust Co.	EUR	65,399,006	USD	71,092,513	317,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/05/2024	State Street Bank & Trust Co.	GBP	85,987,208	USD	109,148,378	$585,777

Subtotal-Appreciation						3,131,141

Currency Risk

03/05/2024	State Street Bank & Trust Co.	GBP	1,244,194	USD	1,567,292	(3,261)

03/05/2024	State Street Bank & Trust Co.	USD	59,725,171	CAD	80,737,537	(231,185)

03/05/2024	State Street Bank & Trust Co.	USD	71,000,431	EUR	65,399,006	(314,472)

03/05/2024	State Street Bank & Trust Co.	USD	109,126,365	GBP	85,987,208	(584,201)

Subtotal-Depreciation						(1,133,119)

Total Forward Foreign Currency Contracts						$1,998,022

Abbreviations:

CAD -Canadian Dollar
EUR -Euro
GBP -British Pound Sterling
USD -U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of February 29, 2024

Common Stocks & Other Equity Interests	64.52%
U.S. Dollar Denominated Bonds & Notes	20.25
U.S. Treasury Securities	9.62
Security Types Each Less Than 1% of Portfolio	0.71
Money Market Funds Plus Other Assets Less Liabilities	4.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $9,426,035,273)*	$11,572,332,641

Investments in affiliated money market funds, at value (Cost $801,303,115)	801,392,159

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,131,141

Foreign currencies, at value (Cost $1,344)	1,331

Receivable for:
Investments sold	9,584,821

Fund shares sold	3,611,548

Dividends	23,280,262

Interest	24,438,680

Investment for trustee deferred compensation and retirement plans	1,001,379

Other assets	181,508

Total assets	12,438,955,470

Liabilities:
Other investments:
Variation margin payable – futures contracts	83,992

Unrealized depreciation on forward foreign currency contracts outstanding	1,133,119

Payable for:
Investments purchased	14,831,978

Fund shares reacquired	10,226,331

Collateral upon return of securities loaned	237,336,035

Accrued fees to affiliates	5,165,560

Accrued trustees’ and officers’ fees and benefits	5,828

Accrued other operating expenses	628,531

Trustee deferred compensation and retirement plans	1,098,656

Total liabilities	270,510,030

Net assets applicable to shares outstanding	$12,168,445,440

Net assets consist of:
Shares of beneficial interest	$9,875,687,358

Distributable earnings	2,292,758,082

$12,168,445,440

Net Assets:
Class A	$9,992,680,433

Class C	$211,819,724

Class R	$114,771,836

Class Y	$709,231,180

Class R5	$210,880,903

Class R6	$929,061,364

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	963,355,808

Class C	20,950,018

Class R	10,978,364

Class Y	68,377,129

Class R5	20,326,886

Class R6	89,585,474

Class A:
Net asset value per share	$10.37

Maximum offering price per share (Net asset value of $10.37 ÷ 94.50%)	$10.97

Class C:
Net asset value and offering price per share	$10.11

Class R:
Net asset value and offering price per share	$10.45

Class Y:
Net asset value and offering price per share	$10.37

Class R5:
Net asset value and offering price per share	$10.37

Class R6:
Net asset value and offering price per share	$10.37

*	At February 29, 2024, securities with an aggregate value of $231,150,163 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Interest	$65,225,552

Dividends (net of foreign withholding taxes of $343,396)	82,633,639

Dividends from affiliated money market funds (includes net securities lending income of $144,556)	14,866,201

Total investment income	162,725,392

Expenses:
Advisory fees	20,480,998

Administrative services fees	802,980

Custodian fees	37,862

Distribution fees:
Class A	11,863,655

Class C	1,058,916

Class R	264,656

Transfer agent fees – A, C, R and Y	7,899,220

Transfer agent fees – R5	100,334

Transfer agent fees – R6	133,270

Trustees’ and officers’ fees and benefits	68,990

Registration and filing fees	118,573

Reports to shareholders	1,461,925

Professional services fees	88,265

Other	129,580

Total expenses	44,509,224

Less: Fees waived and/or expense offset arrangement(s)	(366,865)

Net expenses	44,142,359

Net investment income	118,583,033

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	313,643,540

Affiliated investment securities	71,361

Foreign currencies	86,789

Forward foreign currency contracts	3,348,818

Futures contracts	280,339

317,430,847

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	571,606,514

Affiliated investment securities	31,118

Foreign currencies	(3,609)

Forward foreign currency contracts	1,007,470

Futures contracts	866,225

573,507,718

Net realized and unrealized gain	890,938,565

Net increase in net assets resulting from operations	$1,009,521,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$118,583,033	$236,786,259

Net realized gain	317,430,847	516,790,517

Change in net unrealized appreciation (depreciation)	573,507,718	(157,636,098)

Net increase in net assets resulting from operations	1,009,521,598	595,940,678

Distributions to shareholders from distributable earnings:
Class A	(561,106,417)	(636,317,908)

Class C	(12,148,971)	(15,955,994)

Class R	(6,070,979)	(6,375,594)

Class Y	(41,721,224)	(50,369,784)

Class R5	(12,188,010)	(14,865,104)

Class R6	(54,030,795)	(59,659,126)

Total distributions from distributable earnings	(687,266,396)	(783,543,510)

Share transactions–net:
Class A	163,258,264	61,650,542

Class C	(24,169,626)	(39,351,727)

Class R	8,361,980	7,760,427

Class Y	(15,319,935)	15,704,564

Class R5	3,993,932	(12,905,500)

Class R6	8,899,287	63,488,724

Net increase in net assets resulting from share transactions	145,023,902	96,347,030

Net increase (decrease) in net assets	467,279,104	(91,255,802)

Net assets:
Beginning of period	11,701,166,336	11,792,422,138

End of period	$12,168,445,440	$11,701,166,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$10.11	$0.10	$0.76	$0.86	$(0.11)	$(0.49)	$(0.60)	$10.37	8.85%		$9,992,680	0.79	%(d)	0.80	%(d)	2.02	%(d)	71%
Year ended 08/31/23	10.27	0.20	0.33	0.53	(0.22)	(0.47)	(0.69)	10.11	5.26		9,563,997	0.77		0.78		1.99		142
Year ended 08/31/22	12.52	0.14	(0.83)	(0.69)	(0.16)	(1.40)	(1.56)	10.27	(6.36)		9,654,157	0.78		0.78		1.25		152
Year ended 08/31/21	9.83	0.13	2.87	3.00	(0.17)	(0.14)	(0.31)	12.52	31.02		10,841,867	0.78		0.78		1.10		127
Year ended 08/31/20	10.12	0.17	0.18	0.35	(0.19)	(0.45)	(0.64)	9.83	3.53		9,034,006	0.78		0.79		1.75		133
Year ended 08/31/19	11.10	0.19	(0.36)	(0.17)	(0.21)	(0.60)	(0.81)	10.12	(0.96)		9,845,902	0.78		0.79		1.87		138
Class C
Six months ended 02/29/24	9.86	0.06	0.75	0.81	(0.07)	(0.49)	(0.56)	10.11	8.53	(e)	211,820	1.52	(d)(e)	1.53	(d)(e)	1.29	(d)(e)	71
Year ended 08/31/23	10.03	0.12	0.32	0.44	(0.14)	(0.47)	(0.61)	9.86	4.43	(e)	230,928	1.50	(e)	1.51	(e)	1.26	(e)	142
Year ended 08/31/22	12.25	0.06	(0.81)	(0.75)	(0.07)	(1.40)	(1.47)	10.03	(7.01)		275,540	1.53		1.53		0.50		152
Year ended 08/31/21	9.63	0.04	2.81	2.85	(0.09)	(0.14)	(0.23)	12.25	29.94		362,829	1.53		1.53		0.35		127
Year ended 08/31/20	9.91	0.10	0.19	0.29	(0.12)	(0.45)	(0.57)	9.63	2.87		402,761	1.53		1.54		1.00		133
Year ended 08/31/19	10.89	0.12	(0.36)	(0.24)	(0.14)	(0.60)	(0.74)	9.91	(1.75	)(e)	576,794	1.49	(e)	1.50	(e)	1.16	(e)	138
Class R
Six months ended 02/29/24	10.18	0.09	0.77	0.86	(0.10)	(0.49)	(0.59)	10.45	8.75		114,772	1.04	(d)	1.05	(d)	1.77	(d)	71
Year ended 08/31/23	10.35	0.18	0.31	0.49	(0.19)	(0.47)	(0.66)	10.18	4.87		103,247	1.02		1.03		1.74		142
Year ended 08/31/22	12.59	0.11	(0.82)	(0.71)	(0.13)	(1.40)	(1.53)	10.35	(6.48)		96,887	1.03		1.03		1.00		152
Year ended 08/31/21	9.89	0.10	2.88	2.98	(0.14)	(0.14)	(0.28)	12.59	30.61		114,169	1.03		1.03		0.85		127
Year ended 08/31/20	10.17	0.15	0.19	0.34	(0.17)	(0.45)	(0.62)	9.89	3.35		118,249	1.03		1.04		1.50		133
Year ended 08/31/19	11.16	0.17	(0.37)	(0.20)	(0.19)	(0.60)	(0.79)	10.17	(1.30)		148,055	1.03		1.04		1.62		138
Class Y
Six months ended 02/29/24	10.11	0.11	0.76	0.87	(0.12)	(0.49)	(0.61)	10.37	8.99		709,231	0.54	(d)	0.55	(d)	2.27	(d)	71
Year ended 08/31/23	10.27	0.22	0.33	0.55	(0.24)	(0.47)	(0.71)	10.11	5.54		706,187	0.52		0.53		2.24		142
Year ended 08/31/22	12.52	0.17	(0.83)	(0.66)	(0.19)	(1.40)	(1.59)	10.27	(6.12)		702,847	0.53		0.53		1.50		152
Year ended 08/31/21	9.84	0.15	2.87	3.02	(0.20)	(0.14)	(0.34)	12.52	31.22		778,769	0.53		0.53		1.35		127
Year ended 08/31/20	10.12	0.19	0.20	0.39	(0.22)	(0.45)	(0.67)	9.84	3.91		749,507	0.53		0.54		2.00		133
Year ended 08/31/19	11.11	0.22	(0.37)	(0.15)	(0.24)	(0.60)	(0.84)	10.12	(0.81)		987,287	0.53		0.54		2.12		138
Class R5
Six months ended 02/29/24	10.11	0.12	0.75	0.87	(0.12)	(0.49)	(0.61)	10.37	9.02		210,881	0.49	(d)	0.50	(d)	2.32	(d)	71
Year ended 08/31/23	10.28	0.23	0.32	0.55	(0.25)	(0.47)	(0.72)	10.11	5.48		201,310	0.47		0.48		2.29		142
Year ended 08/31/22	12.52	0.18	(0.82)	(0.64)	(0.20)	(1.40)	(1.60)	10.28	(5.98)		218,033	0.48		0.48		1.55		152
Year ended 08/31/21	9.84	0.16	2.86	3.02	(0.20)	(0.14)	(0.34)	12.52	31.28		242,934	0.46		0.46		1.42		127
Year ended 08/31/20	10.12	0.20	0.19	0.39	(0.22)	(0.45)	(0.67)	9.84	3.98		235,461	0.47		0.48		2.06		133
Year ended 08/31/19	11.11	0.22	(0.36)	(0.14)	(0.25)	(0.60)	(0.85)	10.12	(0.75)		397,607	0.47		0.48		2.18		138
Class R6
Six months ended 02/29/24	10.10	0.12	0.77	0.89	(0.13)	(0.49)	(0.62)	10.37	9.16		929,061	0.42	(d)	0.43	(d)	2.39	(d)	71
Year ended 08/31/23	10.27	0.24	0.31	0.55	(0.25)	(0.47)	(0.72)	10.10	5.56		895,499	0.40		0.41		2.36		142
Year ended 08/31/22	12.52	0.18	(0.83)	(0.65)	(0.20)	(1.40)	(1.60)	10.27	(6.01)		844,958	0.41		0.41		1.62		152
Year ended 08/31/21	9.83	0.17	2.87	3.04	(0.21)	(0.14)	(0.35)	12.52	31.50		913,379	0.39		0.39		1.49		127
Year ended 08/31/20	10.12	0.21	0.18	0.39	(0.23)	(0.45)	(0.68)	9.83	3.97		1,001,337	0.38		0.39		2.15		133
Year ended 08/31/19	11.10	0.23	(0.35)	(0.12)	(0.26)	(0.60)	(0.86)	10.12	(0.56)		1,178,312	0.38		0.39		2.27		138

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.98% and 0.97% for the six months ended February 29, 2024 and the years ended August 31, 2023 and August 31, 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Equity and Income Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

18	Invesco Equity and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not

19	Invesco Equity and Income Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $2,270 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

20	Invesco Equity and Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $303,605.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $899,376 in front-end sales commissions from the sale of Class A shares and $18,904 and $3,703 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $147,974 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

21	Invesco Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$7,613,647,956	$ 237,520,330	$–	$ 7,851,168,286

U.S. Dollar Denominated Bonds & Notes	–	2,464,330,196	–	2,464,330,196

U.S. Treasury Securities	–	1,170,501,199	–	1,170,501,199

Preferred Stocks	65,860,535	–	–	65,860,535

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	15,145,770	–	15,145,770

Municipal Obligations	–	5,326,655	–	5,326,655

Money Market Funds	564,067,303	237,324,856	–	801,392,159

Total Investments in Securities	8,243,575,794	4,130,149,006	–	12,373,724,800

Other Investments - Assets*

Forward Foreign Currency Contracts	–	3,131,141	–	3,131,141

Other Investments - Liabilities*

Futures Contracts	(82,493)	–	–	(82,493)

Forward Foreign Currency Contracts	–	(1,133,119)	–	(1,133,119)

	(82,493)	(1,133,119)	–	(1,215,612)

Total Other Investments	(82,493)	1,998,022	–	1,915,529

Total Investments	$8,243,493,301	$4,132,147,028	$–	$12,375,640,329

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

			Value
Derivative Assets			Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding			$3,131,141

Derivatives not subject to master netting agreements			–

Total Derivative Assets subject to master netting agreements			$3,131,141

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$–	$(82,493)	$(82,493)

Unrealized depreciation on forward foreign currency contracts outstanding	(1,133,119)	–	(1,133,119)

Total Derivative Liabilities	(1,133,119)	(82,493)	(1,215,612)

Derivatives not subject to master netting agreements	–	82,493	82,493

Total Derivative Liabilities subject to master netting agreements	$(1,133,119)	$–	$(1,133,119)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

22	Invesco Equity and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$ 399,703	$ –	$399,703	$–	$–	$ 399,703

State Street Bank & Trust Co.	2,731,438	(1,133,119)	1,598,319	–	–	1,598,319

Total	$3,131,141	$(1,133,119)	$1,998,022	$–	$–	$1,998,022

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain:
Forward foreign currency contracts	$3,348,818	$-	$3,348,818

Futures contracts	-	280,339	280,339

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,007,470	-	1,007,470

Futures contracts	-	866,225	866,225

Total	$4,356,288	$1,146,564	$5,502,852

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$605,297,529	$69,543,513

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $63,260.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2023.

23	Invesco Equity and Income Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $1,281,035,937 and $1,694,448,854, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,347,027,444

Aggregate unrealized (depreciation) of investments	(304,044,809)

Net unrealized appreciation of investments	$2,042,982,635

Cost of investments for tax purposes is $10,332,657,694.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	29,994,595	$300,587,452	69,900,060	$701,533,346

Class C	1,129,069	11,041,333	3,088,954	30,306,026

Class R	1,151,672	11,602,709	2,677,098	27,058,482

Class Y	4,843,138	48,539,232	17,421,501	174,851,176

Class R5	601,867	6,032,843	1,871,792	18,765,212

Class R6	6,131,222	61,502,479	17,191,072	172,216,566

Issued as reinvestment of dividends:
Class A	55,072,965	544,589,419	59,396,151	591,080,593

Class C	1,211,000	11,686,154	1,530,995	14,912,252

Class R	607,866	6,059,591	634,222	6,363,235

Class Y	3,614,201	35,705,411	4,083,765	40,588,620

Class R5	1,233,714	12,187,996	1,495,679	14,865,104

Class R6	5,423,725	53,576,719	5,839,481	58,009,168

Automatic conversion of Class C shares to Class A shares:
Class A	1,793,929	17,940,962	3,791,352	37,881,665

Class C	(1,838,627)	(17,940,962)	(3,881,540)	(37,881,665)

Reacquired:
Class A	(69,890,140)	(699,859,569)	(126,443,474)	(1,268,845,062)

Class C	(2,969,359)	(28,956,151)	(4,786,675)	(46,688,340)

Class R	(922,215)	(9,300,320)	(2,535,199)	(25,661,290)

Class Y	(9,957,384)	(99,564,578)	(20,034,981)	(199,735,232)

Class R5	(1,424,103)	(14,226,907)	(4,667,747)	(46,535,816)

Class R6	(10,593,793)	(106,179,911)	(16,656,810)	(166,737,010)

Net increase in share activity	15,213,342	$145,023,902	9,915,696	$96,347,030

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,088.50	$4.10	$1,020.93	$3.97	0.79%
Class C	1,000.00	1,085.30	7.88	1,017.30	7.62	1.52
Class R	1,000.00	1,087.50	5.40	1,019.69	5.22	1.04
Class Y	1,000.00	1,089.90	2.81	1,022.18	2.72	0.54
Class R5	1,000.00	1,090.20	2.55	1,022.43	2.46	0.49
Class R6	1,000.00	1,091.60	2.18	1,022.77	2.11	0.42

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

25	Invesco Equity and Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

26	Invesco Equity and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Floating Rate ESG Fund

Nasdaq:

A: AFRAX ∎ C: AFRCX ∎ R: AFRRX ∎ Y: AFRYX ∎ R5: AFRIX ∎ R6: AFRFX

2	Fund Performance
4	Consolidated Schedule of Investments
22	Consolidated Financial Statements
25	Consolidated Financial Highlights
26	Notes to Consolidated Financial Statements
35	Fund Expenses
36	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.63%
Class C Shares	4.37
Class R Shares	4.50
Class Y Shares	4.76
Class R5 Shares	4.76
Class R6 Shares	4.80
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	2.35
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	5.50
Lipper Loan Participation Funds Classification Average◆ (Peer Group)	4.92

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ◆Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

 The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

 The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds Classification Average.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Floating Rate ESG Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges
Class A Shares
Inception (5/1/97)	4.03%
10 Years	3.43
5 Years	3.70
1 Year	7.57

Class C Shares
Inception (3/31/00)	3.79%
10 Years	3.27
5 Years	3.69
1 Year	8.73

Class R Shares
Inception (4/13/06)	3.56%
10 Years	3.44
5 Years	3.99
1 Year	10.15

Class Y Shares
Inception (10/3/08)	5.09%
10 Years	3.95
5 Years	4.48
1 Year	10.54

Class R5 Shares
Inception (4/13/06)	4.10%
10 Years	3.95
5 Years	4.51
1 Year	10.56

Class R6 Shares
Inception (9/24/12)	4.29%
10 Years	4.02
5 Years	4.57
1 Year	10.80

For periods prior to August 21, 2020, performance is that of the Fund using its previous investment strategy, which did not apply ESG criteria.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Floating Rate ESG Fund

Consolidated Schedule of Investments

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–85.74%(b)(c)
Aerospace & Defense–2.28%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.71%	10/05/2026	EUR	7,531	$ 7,803,232
Barnes Group, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	8.43%	09/03/2030		$1,310	1,313,778
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.00%)	9.08%	07/02/2029		1,249	1,249,057
Term Loan (1 mo. Term SOFR + 2.50%)	8.18%	06/07/2028		5,551	5,536,772
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	8.13%	10/22/2027		4,189	4,191,892
Term Loan (1 mo. Term SOFR + 2.75%)	7.87%	10/22/2026		9,442	9,450,056
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	04/30/2028		5,318	5,306,578
Greenrock Finance, Inc.
First Lien Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.70%	07/06/2029		2	1,991
First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.70%	07/06/2029		6	6,007
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	09/22/2028		10,062	10,036,069
Peraton Corp., Second Lien Term Loan (3 mo. Term SOFR + 7.75%)	13.18%	02/01/2029		8,082	8,100,732
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan (3 mo. Term SOFR + 4.00%)	9.10%	09/14/2029		5,125	5,128,318
Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	03/17/2030		2,351	2,351,445
Titan Acquisition Holdings L.P., Term Loan (1 mo. Term SOFR + 4.00%)(d)	9.32%	06/14/2030		1,964	1,968,438
					62,444,365

Air Transport–2.57%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	10.33%	04/20/2028		17,538	17,901,735
Air Canada (Canada), Term Loan (3 mo. Term SOFR + 3.50%)	8.93%	08/11/2028		6,005	6,021,449
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.60%	02/15/2028		13,381	13,341,134
Term Loan (3 mo. Term SOFR + 3.50%)	8.87%	06/04/2029		4,293	4,296,706
Avolon TLB Borrower 1 (US) LLC, Term Loan B-6 (1 mo. Term SOFR + 2.00%)	7.32%	06/22/2028		1,211	1,212,329
eTraveli Group (Sweden), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.93%	11/02/2028	EUR	2,314	2,510,957
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. Term SOFR + 5.25%)	10.77%	06/21/2027		2,583	2,663,576
United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	02/22/2031		12,864	12,872,293
WestJet Airlines Ltd. (Canada)
Term Loan (3 mo. Term SOFR + 3.00%)	8.43%	12/11/2026		213	213,140
Term Loan (1 mo. Term SOFR + 3.75%)	9.06%	02/14/2031		9,517	9,451,487
					70,484,806

Automotive–4.15%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	01/31/2031		8,402	8,422,750
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	04/06/2028		6,899	6,915,471
Belron Group S.A., Incremental Term Loan (3 mo. Term SOFR + 2.25%)	7.66%	04/18/2029		2,645	2,648,260
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	759	888,983
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	4,072	3,753,609
DexKo Global, Inc.
Incremental First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.60%	10/04/2028		4,738	4,750,270
Revolver Loan(d)(e)	0.00%	10/05/2026		3,617	3,587,744
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	12/17/2028		5,456	5,417,685
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(d)	11.33%	08/30/2030		5,469	5,469,262
First Brands Group LLC
First Lien Term Loan (6 mo. Term SOFR + 5.00%)	10.57%	03/30/2027		10,499	10,536,865
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.57%	03/30/2027		10,098	10,129,383
Second Lien Term Loan(f)	-	03/30/2028		2,732	2,710,244
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.93%	11/09/2027		10,936	10,949,718
Les Schwab Tire Centers, Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/02/2027		4,567	4,569,465

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Automotive–(continued)
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	05/04/2028		$11,932	$ 11,957,754
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL) (Canada), Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	05/06/2030		3,493	3,499,744
PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	10.19%	01/24/2029		7,977	7,345,152
Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	05/30/2026		3,063	3,067,646
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	01/30/2031		7,122	7,142,059
					113,762,064

Beverage & Tobacco–0.72%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	07/31/2028		2,970	2,977,001
Delayed Draw Term Loan(e)	0.00%	07/31/2028		340	340,393
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	07/31/2028		12,880	12,860,603
Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	11.45%	01/24/2030		4,430	3,629,485
					19,807,482

Building & Development–4.25%
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)(d)	9.08%	11/03/2028		4,903	4,906,173
Core & Main L.P., Term Loan B (1 mo. Term SOFR + 2.50%)	8.06%	07/27/2028		8,023	8,018,155
Eleda (Platea BC Bidco), Term Loan (3 mo. EURIBOR +4.50%)	0.00%	02/21/2031	EUR	175	187,763
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.57%	04/01/2028		15,163	12,231,641
Flakt Woods (Fusilli Holdco) (France), Term Loan (3 mo. Term SOFR + 6.00%)	9.61%	04/12/2026	EUR	1,813	1,801,102
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.11%	12/22/2028		6,979	6,968,207
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.36%	12/21/2029		1,544	1,489,852
Interior Logic Group, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.93%	04/01/2028		6,333	6,008,028
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.18%	10/02/2028		1,580	1,576,749
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.62%	08/03/2030		3,011	3,020,342
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.18%	02/16/2029		13,517	12,676,496
Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.25%)(d)	8.69%	04/20/2024		2,027	1,859,410
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.95%	04/29/2029		10,166	10,151,261
Packaging Coordinators Midco, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.50%)	9.11%	11/30/2027		843	843,854
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.07%	02/01/2027		4,722	4,728,287
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	03/19/2029		11,994	12,014,313
RE/MAX LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	07/21/2028		5,453	5,252,438
Silk Bidco A/S (Norway), Term Loan B	-	02/28/2027	EUR	8,164	5,502,007
SRS Distribution, Inc.
Term Loan (3 mo. Term SOFR + 3.50%)	8.68%	06/02/2028		5,087	5,087,683
Term Loan B (1 mo. Term SOFR + 3.50%)	8.94%	06/02/2028		2,004	2,004,001
Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.68%	09/22/2028		6,611	6,616,412
Summit Materials LLC, Term Loan B-2 (3 mo. Term SOFR + 2.50%)	7.83%	01/12/2029		2,749	2,760,820
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.18%)	8.10%	04/12/2028	EUR	723	737,193
					116,442,187

Business Equipment & Services–10.56%
Adevinta ASA (Norway), Term Loan B-2 (3 mo. Term SOFR + 2.75%)	8.36%	06/26/2028		2,133	2,142,444
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/12/2028		9,783	9,803,295
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 3.00%)	8.33%	01/31/2031		9,509	9,556,936
Camelot U.S. Acquisition 1 Co. (United Kingdom)
Term Loan (1 mo. Term SOFR +3.00%)	8.08%	10/30/2026		4,446	4,442,868
Term Loan (1 mo. Term SOFR +2.75%)	8.08%	10/30/2026		6,001	5,993,228
Checkout Holding Corp., Term Loan (3 mo. Term SOFR +9.50%)	14.80%	05/10/2027		382	200,400
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.94%	05/17/2028		11,220	11,210,596
Cloud Software Group, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.99%	03/30/2029		7,041	6,990,196
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.83%	02/12/2029		1,329	1,209,100
Term Loan (1 mo. Term SOFR + 4.00%)	9.59%	02/10/2028		7,805	7,597,466

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.08%	11/02/2029		$9,718	$ 9,733,566
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.92%	08/08/2025		1,713	1,712,377
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.68%	08/08/2026		234	230,011
Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.10%	04/09/2027		12,274	12,145,678
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.36%	04/07/2028		3,245	3,230,663
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	01/18/2029		17,584	17,563,816
Garda World Security Corp. (Canada), Term Loan (1 mo. Term SOFR + 4.25%)	9.62%	02/01/2029		13,224	13,242,792
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	05/12/2028		13,786	13,738,026
I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	02/16/2028		7,677	7,631,039
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	8.18%	04/01/2028	EUR	2,054	2,151,923
Term Loan (3 mo. Term SOFR + 4.75%)	10.20%	04/01/2028		8,604	8,564,402
Iron Mountain Information Management LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2031		4,047	4,029,153
KBR, Inc., Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	01/17/2031		2,676	2,685,063
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR +5.75%)	9.70%	09/30/2029	EUR	12,219	12,435,131
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.09%	08/11/2028		3,280	3,285,138
Monitronics International, Inc., Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $26,880,200)(g)	13.07%	06/30/2028		26,851	27,035,711
OCM System One Buyer CTB LLC, Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	03/02/2028		1,850	1,850,475
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-02/03/2022; Cost $8,683,099)(g)	10.25%	07/27/2027		9,001	5,870,111
Outfront Media Capital LLC, Term Loan (1 mo. Term SOFR + 1.75%)	7.08%	11/18/2026		4,003	3,992,808
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.83%	10/13/2030		5,667	5,672,001
Prometric Holdings, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	10.69%	01/31/2028		2,892	2,897,481
Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.33%	03/03/2030		4,475	4,457,920
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan(e)	0.00%	11/14/2030		177	177,710
Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/14/2030		1,683	1,688,248
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	08/28/2028		10,520	10,128,704
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.68%	07/14/2028		2,017	1,890,154
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.62%	03/04/2028		29,408	26,829,277
Tempo Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	08/31/2028		5,060	5,073,425
Trans Union LLC, Incremental Term Loan B-6 (1 mo. Term SOFR + 2.25%)	7.33%	12/01/2028		4,533	4,535,384
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	11.22%	03/20/2027		1,450	1,196,541
Verra Mobility Corporation (aka American Traffic Solutions), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.08%	03/24/2028		10,386	10,415,505
Vestis Corp., Term Loan B(f)	-	02/18/2031		3,375	3,385,546
WEX Inc., Term Loan (1 mo. Term SOFR + 2.00%)	7.33%	03/31/2028		595	594,431
					289,216,739

Cable & Satellite Television–3.51%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. Term SOFR + 2.75%)	8.33%	07/15/2025		1,366	1,359,461
Altice Financing S.A. (Alt-Intl) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	8.94%	10/31/2027	EUR	934	995,397
Atlantic Broadband Finance LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	09/01/2028		7,089	6,831,664
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.58%	09/18/2030		4,155	4,007,632
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	04/15/2027		4,802	4,510,109
Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	01/15/2028		1,101	1,073,606
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.57%	08/14/2026		10,616	10,412,793
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	8.32%	07/31/2025		4,324	4,285,097
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.26%	01/31/2026		4,852	4,778,792
SFR-Numericable (YPSO, Alt-Fr) (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.44%	08/15/2028	EUR	3,764	3,736,534
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	7.43%	04/30/2028		5,590	5,457,649

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
UPC - LG
Term Loan AT (1 mo. Term SOFR + 2.25%)	7.68%	04/30/2028	$116	$ 115,141
Term Loan AX (1 mo. Term SOFR + 2.93%)	8.43%	01/31/2029	14,163	14,126,987
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.50%)	7.93%	01/31/2028	7,875	7,813,144
Term Loan Q (1 mo. Term SOFR + 3.25%)	8.68%	01/31/2029	20,909	20,868,057
Term Loan Y (1 mo. Term SOFR + 3.25%)	8.79%	03/31/2031	5,726	5,697,848
				96,069,911

Chemicals & Plastics–9.54%
A-Gas Finco, Inc., Term Loan (1 mo. Term SOFR + 5.25%)	10.62%	12/14/2029	5,796	5,658,229
AkzoNoble Chemicals
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	03/03/2028	4,367	4,373,823
Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	04/03/2028	15,549	15,578,084
Aruba Investments, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.18%	11/24/2028	1,711	1,636,874
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	10.32%	08/27/2026	13,800	13,440,157
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.50%)	7.85%	12/20/2029	3,623	3,630,279
BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.71%	10/04/2029	8,102	8,073,842
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.33%	10/04/2030	2,903	2,763,654
Caldic (Pearls BidCo) (Netherlands), Term Loan B(f)	–	02/26/2029	4,691	4,661,257
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027	9,307	9,313,532
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.25%)	9.68%	10/15/2028	6,644	6,657,248
Cyanco Intermediate 2 Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	07/10/2028	2,861	2,868,063
Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	11/01/2030	4,038	4,050,361
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.86%	11/01/2028	11,358	11,121,091
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan, 5.68% PIK Rate, 0.00% Cash Rate(h)	5.68%	12/31/2027	41	5,236
Term Loan (1 mo. Term SOFR + 8.26%)	13.58%	06/30/2026	6	6,202
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. Term SOFR + 3.75%)	9.50%	05/29/2029	1,707	1,705,266
ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.36%	12/29/2027	5,589	4,653,851
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	07/08/2030	6,728	6,739,118
Ineos Quattro Holdings UK Ltd. (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.25%)	9.68%	04/03/2029	7,122	7,032,782
Term Loan B (1 mo. Term SOFR + 3.75%)	9.18%	03/14/2030	2,364	2,344,726
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	11/08/2027	7,159	7,165,959
Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	11/08/2028	4,406	4,329,106
Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	02/18/2030	8,326	8,269,459
Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/15/2031	4,950	4,923,837
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	12/31/2029	2,809	2,812,662
Momentive Performance Materials USA, Inc., Term loan B (1 mo. Term SOFR + 4.50%)	9.83%	03/22/2028	6,728	6,606,145
Oxea Corp., Term Loan B-2 (1 mo. Term SOFR + 3.25%) (Acquired 01/11/2024-02/22/2024; Cost $5,200,197)(g)	8.93%	10/14/2024	5,289	5,157,179
Proampac PG Borrower LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.80%	09/15/2028	9,726	9,752,404
Quantix, Incremental Term Loan (3 mo. Term SOFR + 6.50%)(d)	11.98%	05/03/2025	14,666	14,240,352
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	8.10%	05/03/2028	9,557	7,189,406
Term Loan A(d)	-	05/03/2028	1,136	1,178,254
Term Loan B	-	05/03/2028	8,358	8,713,118
Tronox Finance LLC
First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	04/04/2029	10,740	10,740,244
Incremental Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	08/16/2028	2,849	2,852,954
Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	08/01/2030	10,463	10,493,949

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
V Global Holdings LLC (aka Vertellus)
Revolver Loan (3 mo. Term SOFR + 5.75%)(d)	11.17%	12/22/2025		$1,587	$ 1,520,673
Revolver Loan(d)(e)	0.00%	12/22/2025		1,231	1,179,587
Term Loan (6 mo. Term SOFR + 5.75%)(d)	11.03%	12/22/2027		22,766	21,810,003
W.R. Grace & Co., Term Loan (3 mo. Term SOFR + 3.75%)	9.36%	09/22/2028		16,217	16,233,075
					261,482,041

Clothing & Textiles–0.58%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.93%	12/21/2028		11,995	12,039,217
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.83%	04/28/2028		3,823	3,832,767
					15,871,984

Conglomerates–0.15%
APi Group DE, Inc., Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	01/03/2029		4,223	4,227,287

Containers & Glass Products–2.56%
Berlin Packaging LLC, Term Loan B-5 (3 mo. Term SOFR + 3.75%)	9.19%	03/11/2028		6,800	6,790,633
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.49%	12/14/2028		7,861	7,347,926
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. Term SOFR + 5.50%)	10.83%	05/31/2026		7,291	7,054,330
Keter Group B.V. (Netherlands)
PIK Term Loan B-3-A, 2.00% PIK Rate, 8.16% Cash Rate(h)	2.00%	03/31/2025	EUR	4,818	4,840,610
Term Loan (3 mo. EURIBOR +8.00%)(d)	11.90%	12/31/2024	EUR	776	846,727
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	8.16%	03/31/2025	EUR	14,052	14,117,230
LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.43%	10/29/2028		3,310	3,215,247
Libbey Glass, Inc., Term Loan (3 mo. Term SOFR + 6.50%)	11.97%	11/22/2027		13,298	12,655,274
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. Term SOFR + 4.30%)	9.51%	07/07/2028		6,416	6,063,431
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.19%	10/04/2028		6,598	5,426,512
Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. Term SOFR + 3.75%)	9.06%	07/12/2029		1,812	1,818,833
					70,176,753

Cosmetics & Toiletries–0.21%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	06/29/2028	EUR	5,399	5,719,831

Drugs–0.04%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.43%	11/15/2027		193	189,433
Perrigo Company PLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.68%	04/20/2029		894	892,025
					1,081,458

Ecological Services & Equipment–0.84%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.45%	11/16/2028		663	662,534
Term Loan B-2 (3 mo. Term SOFR + 4.50%)	9.84%	11/16/2028		1,809	1,811,290
Term Loan B-4 (3 mo. Term SOFR + 4.00%)	8.95%	11/16/2028		1,137	1,137,381
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.31%	09/18/2030		6,725	6,752,625
GFL Environmental, Inc. (Canada), Term Loan A (1 mo. Term SOFR + 2.50%)	7.82%	05/31/2027		686	687,983
Groundworks LLC
Delayed Draw Term Loan(d)(e)	0.00%	03/14/2030		194	193,838
Delayed Draw Term Loan (3 mo. Term SOFR +6.50%)(d)	11.82%	03/14/2030		259	258,168
Revolver Loan(d)(e)	0.00%	03/14/2029		339	338,582
Term Loan B (1 mo. Term SOFR +6.50%)(d)(f)	11.84%	03/14/2030		6,386	6,373,029
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.86%	12/31/2025	EUR	848	878,984
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	03/20/2025		3,908	3,800,816
					22,895,230

Electronics & Electrical–8.06%
Applied Systems, Inc., First Lien Term Loan (f)	-	02/24/2031		475	477,367
AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.43%	10/25/2028		5,039	5,050,527
Boxer Parent Co., Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	12/29/2028		1,316	1,322,024
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.50%)	9.11%	10/01/2028		4	4,322

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Diebold Nixdorf, Inc., Term Loan (3 mo. Term SOFR + 7.50%)	12.82%	08/11/2028		$3,466	$ 3,614,942
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/04/2028		8,757	8,763,691
Energizer Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.68%	12/22/2027		3,605	3,605,821
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.85%	07/06/2029		2,999	3,007,900
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	8.44%	07/01/2028		4,139	4,145,205
Go Daddy Operating Co. LLC, Term Loan B-6 (1 mo. Term SOFR + 2.00%)	7.33%	11/09/2029		535	534,911
GoTo Group, Inc. (LogMeIn)
Second Lien Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.17%	08/31/2027		12,453	8,748,548
Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.17%	08/31/2027		14,644	14,057,767
Helios Software Holdings, Inc. (ION Corporate Solutions Finance S.a r.l.), Term Loan (3 mo. Term SOFR + 3.75%)	9.25%	03/11/2028		2,000	1,983,000
Idemia (Oberthur Tech/Morpho/OBETEC), Term Loan B (3 mo. Term SOFR + 4.75%)(f)	10.10%	09/30/2028		3,501	3,509,787
Idemia Group S.A.S. (Oberthur Tech / Morpho / OBETEC), Term Loan B-5 (1 mo. Term SOFR + 4.25%)	10.10%	09/30/2028		1,885	1,889,397
Infinite Electronics
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	9.32%	03/02/2028		9,440	9,278,675
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.57%	03/02/2029		750	634,580
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	10/27/2028		10,795	10,818,366
ION Corp (Helios Software), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	07/18/2030		2,623	2,604,486
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	1,754	2,168,163
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	443	547,832
Term Loan 1 (3 mo. Term SOFR + 7.01%)(d)	12.32%	08/17/2028		5,524	5,336,408
Term Loan 2 (3 mo. Term SOFR + 7.01%)(d)	12.32%	08/17/2028		2,104	2,032,851
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.34%	08/13/2028		11,821	8,107,480
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.36%	10/20/2028		5,642	5,649,333
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.69%	04/30/2026		14,860	13,151,392
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%)(d)	10.96%	03/03/2028	EUR	3,929	4,030,063
Open Text Corp. (Canada), Term Loan (1 mo. Term SOFR + 2.75%)	8.18%	01/31/2030		10,529	10,552,570
Particle Luxembourg S.a.r.l. (WebPros), Term Loan (3 mo. Term SOFR + 5.25%)	10.69%	02/18/2027		7,380	7,370,346
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	7.48%	06/23/2028	EUR	1,500	1,564,303
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	08/31/2028		12,299	12,293,475
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.71%	02/01/2029		17,972	14,312,399
Renaissance Holding Corp.
Term Loan (1 mo. Term SOFR + 4.75%)	10.10%	04/05/2030		4,814	4,809,214
Term Loan B(f)	-	04/08/2030		236	235,813
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	13.01%	05/18/2026		1,834	1,681,767
Term Loan B (1 mo. Term SOFR + 5.00%)	10.36%	05/18/2028		7,959	7,849,110
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. Term SOFR + 3.25%)	8.68%	05/04/2026		4,522	4,533,012
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.16%	05/04/2026		6,269	6,282,707
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.81%	02/10/2031		1,731	1,735,127
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	8.94%	11/19/2028		8,715	8,686,351
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%)(d)	10.28%	05/31/2029	EUR	9,126	9,222,254
Term Loan B-2 (3 mo. Term SOFR + 6.25%)(d)	11.99%	05/31/2029		5,122	4,732,645
					220,935,931

Financial Intermediaries–1.20%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	07/20/2026		305	306,662
EisnerAmper LLP, Term Loan B(d)(f)	-	02/24/2031		4,770	4,746,488
LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	09/15/2028		12,850	11,950,044
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.32%	02/18/2027		6,596	6,317,830
Tricor (Thevelia/Vistra-Virtue), First Lien Incremental Term Loan B-1 (1 mo. Term SOFR + 3.75%)	9.07%	06/18/2029		447	448,829

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Financial Intermediaries–(continued)
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	06/18/2029		$5,157	$ 5,169,052
First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	9.07%	06/18/2029		3,927	3,940,448
					32,879,353

Food Products–2.44%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		6,749	6,757,708
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	13,145	13,323,694
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.33%	10/18/2028		3,538	3,095,652
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.44%	10/18/2028		14,852	13,002,571
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.44%	10/18/2029		2,864	2,076,140
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	10.35%	09/16/2030		7,311	6,744,594
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.47%	03/16/2024		4,280	4,287,379
Shearer’s Foods LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.32%	01/31/2031		5,984	5,984,752
Sigma Bidco (Netherlands), Term Loan B (1 mo. Term SOFR + 4.75%)	10.31%	01/02/2028		9,825	9,773,524
Sigma Holdco B.V. (Netherlands), Term Loan B-7 (6 mo. Term SOFR +4.75%)(d)	10.31%	01/03/2028	EUR	1,800	1,911,394
					66,957,408

Food Service–0.30%
Areas (Telfer Inv/Financiere Pax)
Revolver Loan (1 mo. EURIBOR + 3.00%)(d)	6.88%	01/02/2026	EUR	258	257,685
Term Loan B (6 mo. EURIBOR + 4.75%)	8.70%	07/01/2026	EUR	1,281	1,381,506
Term Loan B(d)(e)	0.00%	01/02/2026	EUR	816	816,000
Euro Garages (Netherlands), Term Loan B (1 mo. Term SOFR + 4.25%)	9.99%	03/31/2026		410	410,607
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	12/15/2027		1,281	1,280,750
New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.58%	09/23/2030		4,150	4,138,315
					8,284,863

Forest Products–0.32%
NewLife Forest Restoration LLC, Term Loan (Acquired 06/02/2023-01/31/2024; Cost $8,736,370)(d)(g)(i)	0.00%	09/05/2024		7,267	7,266,757
Restoration Forest Products Group LLC, Term Loan(d)(f)	-	01/31/2031		1,469	1,469,613
					8,736,370

Health Care–3.82%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(d)	9.90%	06/08/2028		2,922	2,746,901
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	12/11/2028		8,151	8,024,190
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	05/08/2028		3,449	3,452,205
Cerba (Chrome Bidco) (France)
Term Loan B (1 mo. EURIBOR + 3.70%)	7.56%	06/30/2028	EUR	6,000	6,084,134
Term Loan C (3 mo. EURIBOR + 4.00%)	7.86%	02/16/2029	EUR	1,681	1,715,820
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. Term SOFR + 4.50%)	9.85%	07/31/2029		1,883	1,884,920
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,119	1,332,355
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.94%	02/04/2027		12,794	12,824,974
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.82%	03/14/2025		8,829	7,828,077
Term Loan (3 mo. Term SOFR + 4.25%)	9.84%	10/02/2025		5,071	4,497,729
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.19%	10/25/2028		360	361,119
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	8.00%	01/08/2029		2,685	2,682,358
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	7.93%	03/03/2028	EUR	2,601	2,713,304
International SOS L.P., Term Loan (3 mo. Term SOFR + 3.50%)(d)	8.82%	09/07/2028		7,592	7,610,905
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/13/2031		1,428	1,428,342
Delayed Draw Term Loan(d)(e)	0.00%	02/13/2031		857	857,005
Revolver Loan(d)(e)	0.00%	02/13/2031		286	282,812
Term Loan (1 mo. Term SOFR +6.00%)(d)	11.32%	02/15/2031		4,125	4,083,802

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Health Care–(continued)
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	12/18/2028		$6,487	$ 5,453,622
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	12/17/2029		1,991	1,244,833
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.93%	01/28/2029		995	992,449
Organon & Co., Term Loan B (3 mo. Term SOFR + 3.00%)	8.43%	06/02/2028		8,922	8,944,550
PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/15/2028		3,303	3,304,440
Sharp Midco LLC
Incremental Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.85%	12/31/2028		1,171	1,173,318
Term Loan B (3 mo. Term SOFR + 4.00%)(d)	9.45%	12/31/2028		1,221	1,223,936
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.35%	11/24/2028		1,336	1,336,480
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. Term SOFR + 3.75%)	8.95%	10/01/2026		405	405,827
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	03/31/2028		1,716	1,718,065
Verscend Holding Corp., Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.44%	08/27/2025		3,076	3,082,454
Women’s Care Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.66%	01/12/2029		551	431,961
Term Loan (3 mo. Term SOFR + 4.50%)	9.91%	01/15/2028		3,069	2,683,209
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	09/28/2029		2,366	2,368,137
					104,774,233

Home Furnishings–1.75%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-07/21/2023; Cost $1,082,762)(g)	9.11%	02/28/2026	EUR	1,289	522,296
Term Loan (6 mo. EURIBOR + 10.00%)(d)	13.69%	12/31/2026	EUR	99	103,923
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023; Cost $134,030)(d)(g)	13.97%	12/31/2026	EUR	127	133,603
Term Loan (6 mo. EURIBOR + 0.00%) (Acquired 10/04/2022-10/31/2023; Cost $160,895)(d)(g)	12.00%	02/26/2027	EUR	1,235	0
HomeServe USA Holding Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	10/21/2030		3,801	3,803,197
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.82%	02/26/2029		7,146	7,078,066
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.25%)	9.86%	09/25/2028		10,876	10,873,195
Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.96%	06/29/2028		9,641	8,861,116
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	10/06/2028		8,550	7,769,960
VC GB Holdings, Inc. (aka Generation Brands), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.36%	07/01/2029		2,122	2,077,768
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.68%	10/30/2027		1,714	1,568,698
Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	10/30/2027		5,794	5,286,809
					48,078,631

Industrial Equipment–4.64%
Chart Industries, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	03/15/2030		4,116	4,131,232
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.32%	08/16/2029		2,921	2,936,656
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.83%	06/01/2029		9,807	8,907,619
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.75%)	10.29%	10/11/2030		5,387	5,402,281
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 2.50%)	7.79%	05/31/2030		3,044	3,040,887
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan (1 mo. SONIA + 3.50%)(d)(f)	8.72%	06/04/2026		1,997	1,608,767
Revolver Loan(d)(e)	0.00%	06/04/2026		5,232	4,761,233
Term Loan B (3 mo. Term SOFR + 5.00%)	10.63%	12/04/2026		7,112	7,094,377
Term Loan B(d)	10.43%	02/13/2029		1,395	1,390,261
Term Loan B-2 (3 mo. Term SOFR + 4.50%)	10.11%	12/04/2026		581	579,849
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.75%)	8.19%	07/31/2028		493	493,247
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		13,832	13,833,106

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.00%) (Acquired 05/10/2023-10/17/2023; Cost $18,719,804)(g)(i)(j)	8.63%	02/28/2027		$18,854	$ 18,382,757
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $5,623,321)(d)(e)(g)(i)(j)	0.00%	06/24/2027		5,620	5,619,809
Second Lien Term Loan (3 mo. Term SOFR + 7.00%) (Acquired 05/09/2023-07/14/2023; Cost $12,914,681)(d)(g)(i)(j)	12.63%	05/10/2025		21,293	12,456,201
Third Lien Term Loan (3 mo. Term SOFR + 5.50%) (Acquired 05/09/2023; Cost $1,321,235)(d)(g)(i)(j)	11.00%	05/10/2025		4,778	2,795,123
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 0.36%)(d)	0.38%	03/31/2028		284	275,282
Revolver Loan(d)(e)	0.00%	03/31/2028		1,418	1,376,379
Term Loan (1 mo. Term SOFR + 6.00%)	11.18%	03/31/2028		20,320	20,167,915
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.50%)	9.08%	07/30/2027		3,856	3,865,919
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.34%	11/19/2028		7,614	7,345,995
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	12.59%	11/19/2029		789	680,584
					127,145,479

Insurance–2.60%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/15/2027		7,237	7,238,897
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/15/2027		6,861	6,869,215
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	02/15/2027		7,384	7,409,934
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/06/2030		2,062	2,077,131
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.82%	11/06/2030		9,632	9,647,171
Hub International Ltd., Term Loan B (1 mo. Term SOFR + 3.25%)	8.57%	06/20/2030		2,489	2,489,269
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.08%	09/01/2027		7,564	7,581,789
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		12,873	12,906,254
USI, Inc.
Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	09/27/2030		4,272	4,277,310
Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	11/22/2029		10,731	10,739,656
					71,236,626

Leisure Goods, Activities & Movies–3.31%
Accell Group (Sprint HoldCo) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.90%)	8.86%	06/14/2029	EUR	2,500	1,104,064
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.69%	11/19/2028		1,509	1,508,312
Carnival Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	10/18/2028		21,077	21,136,074
Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	08/09/2027		3,586	3,593,509
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%) (Acquired 07/25/2023-02/29/2024; Cost $9,413,878)(g)	7.00%	07/31/2028		10,308	10,458,932
Fitness International LLC, Term Loan B (1 mo. Term SOFR +5.25%)(d)	10.58%	02/05/2029		6,450	6,280,683
Lakeland Tours LLC, Term Loan (6 mo. USD LIBOR + 8.00%)(d)	8.00%	09/25/2027		1,122	785,740
Nord Anglia Education (Singapore)
Incremental Term Loan (3 mo. Term SOFR +3.75%)	9.07%	02/15/2031		3,044	3,048,059
Term Loan B (1 mo. Term SOFR + 4.00%)	9.34%	01/31/2028		5,292	5,303,739
OEG Borrower LLC (Opry Entertainment), Term Loan (3 mo. Term SOFR + 5.00%)(d)	10.48%	06/18/2029		7,183	7,200,892
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/16/2026	EUR	5,474	5,487,485
Revolver Loan(e)	0.00%	03/16/2026		126	126,369
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.68%	02/27/2027	EUR	11,390	10,974,974
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.83%	08/25/2028		2,801	2,803,722
Six Flags Theme Parks, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	7.18%	04/17/2026		1,229	1,229,343
Topgolf Callaway Brands Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	03/15/2030		575	575,905

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Term Loan (Acquired 02/21/2024; Cost $1,295,736)(g)	-	06/30/2027	EUR	1,260	$ 1,389,596
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-09/22/2022; Cost $2,204,010)(g)	12.13%	06/30/2027	EUR	2,223	2,364,907
Term Loan (6 mo. EURIBOR + 8.50%)	6.50%	12/31/2027	EUR	13,629	5,180,042
					90,552,347

Lodging & Casinos–1.43%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/02/2026		$6,454	6,188,125
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.19%	02/02/2026		1,397	1,354,013
Hilton Grand Vacations Borrower LLC
Term Loan (1 mo. Term SOFR + 3.00%)	8.19%	08/02/2028		6,405	6,408,955
Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	01/17/2031		4,757	4,755,922
HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.70%	09/12/2028	EUR	3,975	4,305,191
Term Loan C (6 mo. EURIBOR + 4.25%)	8.20%	09/30/2027	EUR	2,534	2,738,497
Term Loan D (6 mo. EURIBOR + 5.25%)	9.18%	09/12/2027	EUR	8,094	8,775,940
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	12/14/2029		4,551	4,559,756
					39,086,399

Nonferrous Metals & Minerals–0.83%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	06/09/2028		5,174	4,725,899
Second Lien Term Loan (1 mo. Term SOFR + 7.25%)	12.69%	06/11/2029		212	180,097
AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.08%	05/13/2029		7,479	7,495,264
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.59%	07/31/2026		8,187	8,174,779
Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.44%	10/22/2025		2,084	1,484,894
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	9.44%	03/16/2027		756	756,304
					22,817,237

Oil & Gas–1.75%
Brazos Delaware II LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	02/11/2030		3,583	3,584,259
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 3.00%)	8.33%	10/04/2030		3,510	3,516,026
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	08/25/2026		3,734	3,736,055
ITT Holdings LLC (IMTT), Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	10/11/2030		3,824	3,764,570
McDermott International Ltd.
LOC(e)	0.00%	06/28/2024		6,610	4,296,708
LOC (3 mo. Term SOFR + 4.00%)(d)	9.59%	06/30/2024		2,365	1,241,483
LOC (Acquired 09/08/2023; Cost $1,692,154)(d)(e)(g)	0.00%	12/31/2026		1,692	1,446,792
LOC (3 mo. Term SOFR +4.75%) (Acquired 09/08/2023; Cost $262,863)(d)(g)	10.41%	12/31/2026		525	448,734
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.44% Cash Rate (1 mo. Term SOFR + 1.00%)(h)	3.00%	06/30/2025		1,576	656,741
Term Loan (1 mo. Term SOFR + 3.00%) (Acquired 06/30/2020; Cost $284,355)(d)(g)	8.44%	06/28/2024		279	153,453
Term Loan (3 mo. Term SOFR + 7.50%) (Acquired 09/12/2023-12/08/2023; Cost $1,628,115)(d)(g)	13.14%	12/31/2026		1,628	1,607,764
Petroleum GEO-Services ASA (Norway), Term Loan (3 mo. Term SOFR + 6.75%)	12.10%	03/18/2024		1,133	1,140,805
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen) (Luxembourg), Term Loan B (1 mo. Term SOFR + 3.50%)(f)	8.83%	02/24/2031		5,602	5,613,244
Planet US Buyer LLC (Wood Mackenzie), Term Loan (1 mo. Term SOFR + 3.50%)	8.81%	02/07/2031		4,902	4,905,237
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.88%	11/17/2028		10,188	10,109,939
WhiteWater Whistler Holdings LLC, Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.13%	02/15/2030		1,589	1,590,966
					47,812,776

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Publishing–2.62%
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.33%	06/29/2026		$20,464	$ 20,488,078
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 4.00%)	9.32%	10/30/2030		4,032	4,052,644
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.43%	12/01/2028		12,733	12,647,861
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.68%	04/09/2029		10,717	10,548,911
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.83%	04/08/2030		8,460	7,819,211
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.19%	07/28/2028		13,650	13,616,694
Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028		2,674	2,634,294
					71,807,693

Radio & Television–0.36%
iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	05/01/2026		1,115	955,061
Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	05/01/2026		4,455	3,942,647
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. Term SOFR + 2.50%)	7.95%	06/02/2028		2,419	2,414,311
Term Loan B-4 (1 mo. Term SOFR + 2.50%)	7.94%	09/18/2026		2,189	2,187,160
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.44%	04/01/2028		340	286,889
Term Loan B-4 (1 mo. Term SOFR + 3.75%)	9.18%	04/21/2029		56	47,257
					9,833,325

Retailers (except Food & Drug)–1.46%
Action Holding B.V. (Netherlands)
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.68%	09/29/2028	EUR	886	959,832
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.56%	10/28/2030		7,016	7,043,573
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.82%	11/08/2027		11,934	11,941,791
PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	02/11/2028		13,721	13,689,405
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	9.36%	04/26/2028		6,400	6,439,670
					40,074,271

Surface Transport–1.60%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.45%	07/21/2028		12,187	12,198,825
Term Loan B (3 mo. Term SOFR + 3.00%)	8.61%	07/21/2028		4,241	4,216,489
Term Loan C (3 mo. Term SOFR + 3.00%)	8.36%	07/21/2028		1,287	1,278,781
Hurtigruten (Explorer II AS) (United Kingdom)
Term Loan (3 mo. EURIBOR +8.50%)	12.44%	02/22/2029	EUR	5,726	2,485,792
Term Loan B (3 mo. EURIBOR +6.50%)	10.44%	09/30/2027	EUR	3,114	3,191,802
Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.52%	12/22/2028		1,458	1,452,156
PODS LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.44%	03/31/2028		4,305	4,251,318
Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	03/31/2028		11,824	11,656,255
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (1 mo. Term SOFR + 6.00%) (Acquired 04/28/2022; Cost $6,459,404)(g)	11.50%	03/24/2028		6,533	3,070,203
					43,801,621

Telecommunications–3.47%
Avaya, Inc., Term Loan	6.83%	08/01/2028		8,591	7,653,729
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	11/30/2027		5,947	5,922,090
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.35%	12/17/2027		3,782	3,763,470
CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.69%	03/15/2027		7,306	5,350,663
Crown Subsea Communications Holding, Inc., Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.07%	01/30/2031		11,796	11,869,496
Genesys Cloud Services Holdings I LLC, Incremental Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	12/01/2027		1,755	1,762,150
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.19%	07/02/2029		5,115	5,125,393
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/11/2026		6,451	6,451,002
Iridium Satellite LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	09/20/2030		930	930,275

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.50%)	9.97%	11/30/2025	$328	$ 40,394
Second Lien Term Loan B (3 mo. Term SOFR + 8.75%)	14.22%	11/30/2026	215	20,976
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.70%)	12.11%	10/18/2027	32,765	6,552,925
Term Loan (3 mo. Term SOFR +4.50%)	11.85%	10/18/2027	13,941	8,364,527
Third Lien Term Loan (3 mo. Term SOFR + 9.25%)	14.66%	10/18/2027	8,144	1,126,562
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 2.75%)	8.35%	12/07/2026	10,390	6,253,765
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.83%	03/02/2029	8,189	8,062,131
Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030	3,755	3,699,829
Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.32%	05/10/2029	5,416	5,429,339
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027	6,868	6,661,281
				95,039,997

Utilities–1.82%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/20/2031	16,790	16,745,885
Covanta Energy Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	4,306	4,301,698
Term Loan C (1 mo. Term SOFR +3.00%)	8.32%	11/30/2028	324	323,436
Covanta Holding Corp.
Incremental Term Loan B (3 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	951	949,930
Incremental Term Loan C (3 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	52	51,909
Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	9.58%	08/22/2029	3,759	3,775,065
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	11/09/2026	6,506	6,510,018
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.60%	08/14/2026	5,061	4,626,417
Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.86%	11/16/2026	719	613,453
Talen Energy Supply LLC
Term Loan B (1 mo. Term SOFR + 4.50%)	9.83%	05/17/2030	6,994	7,025,718
Term Loan C (1 mo. Term SOFR + 4.50%)	9.83%	05/17/2030	5,027	5,049,756
				49,973,285
Total Variable Rate Senior Loan Interests (Cost $2,450,377,377)				2,349,509,983

U.S. Dollar Denominated Bonds & Notes–5.26%
Aerospace & Defense–0.30%
Rand Parent LLC (k)	8.50%	02/15/2030	8,332	8,103,471

Air Transport–0.07%
American Airlines, Inc. (k)	8.50%	05/15/2029	1,902	2,000,682

Automotive–0.01%
Wand NewCo 3, Inc. (k)	7.63%	01/30/2032	143	147,053

Building & Development–0.54%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026	2,637	2,545,837
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027	10,955	9,643,261
Signal Parent, Inc.(k)	6.13%	04/01/2029	3,431	2,680,537
				14,869,635

Business Equipment & Services–0.71%
ADT Security Corp. (The) (k)	4.13%	08/01/2029	10,363	9,375,665
Allied Universal Holdco LLC(k)	7.88%	02/15/2031	1,367	1,359,249
GTCR W-2 Merger Sub LLC(k)	7.50%	01/15/2031	8,301	8,664,750
				19,399,664

Cable & Satellite Television–0.93%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029	2,188	1,886,812
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	11,665	10,332,287
Altice France S.A. (France)(k)	5.50%	01/15/2028	4,994	4,080,252
Altice France S.A. (France)(k)	5.50%	10/15/2029	4,322	3,277,823

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		$6,819	$ 5,966,625
					25,543,799

Chemicals & Plastics–0.82%
INEOS Finance PLC (Luxembourg) (k)	7.50%	04/15/2029		3,218	3,198,210
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	9.63%	03/15/2029		2,115	2,227,508
SK Invictus Intermediate II S.a.r.l.(k)	5.00%	10/30/2029		12,324	10,475,913
Windsor Holdings III LLC(k)	8.50%	06/15/2030		6,254	6,478,650
					22,380,281

Ecological Services & Equipment–0.05%
GFL Environmental, Inc. (Canada) (k)	6.75%	01/15/2031		1,399	1,432,731

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (k)	7.88%	05/15/2026		216	206,577

Health Care–0.09%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		2,829	2,485,743

Industrial Equipment–0.56%
Chart Industries, Inc. (k)	7.50%	01/01/2030		5,405	5,582,073
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(k)	6.63%	12/15/2030		9,808	9,854,588
					15,436,661

Insurance–0.24%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (k)	7.00%	01/15/2031		4,503	4,488,568
HUB International Ltd.(k)	7.25%	06/15/2030		2,091	2,134,426
					6,622,994

Lodging & Casinos–0.07%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (k)	6.63%	01/15/2032		1,890	1,891,289

Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028		2,660	2,808,681

Surface Transport–0.06%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029		1,850	1,612,062

Telecommunications–0.62%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (k)	6.75%	10/01/2026		9,568	9,394,891
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		8,184	7,649,570
					17,044,461

Utilities–0.08%
Calpine Corp. (k)	4.50%	02/15/2028		2,344	2,210,208
Total U.S. Dollar Denominated Bonds & Notes (Cost $146,956,536)					144,195,992

Non-U.S. Dollar Denominated Bonds & Notes–3.66%(l)
Air Transport–0.01%
Skill Bidco ApS (Denmark) (3 mo. EURIBOR + 6.75%) (Acquired 06/14/2023; Cost $207,407)(g)(k)(m)	10.69%	03/02/2028	EUR	195	217,528

Automotive–0.25%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $806,861)(g)(j)(k)	14.00%	03/19/2026	SEK	9,385	950,918
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(g)(j)(k)	0.00%	04/19/2026	SEK	36,287	3,229,171
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(g)(k)	14.00%	03/19/2026	SEK	18,769	1,786,093
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(m)	8.39%	09/30/2028	EUR	917	986,391
					6,952,573

Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(d)(g)	1.00%	09/05/2029	EUR	118	127,176

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Cable & Satellite Television–0.19%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,712	$ 3,390,079
Altice France Holding S.A. (Luxembourg)(k)	8.00%	05/15/2027	EUR	2,923	1,824,649
					5,214,728

Electronics & Electrical–0.35%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(m)	9.18%	02/15/2029	EUR	4,000	4,199,434
Versuni Group B.V. (Netherlands)(k)	3.13%	06/15/2028	EUR	5,760	5,424,357
					9,623,791

Financial Intermediaries–1.49%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(m)	8.90%	07/15/2030	EUR	7,201	4,920,076
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(m)	10.15%	05/01/2026	EUR	1,945	1,658,731
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	6,615	5,638,265
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	1,062,120
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	974,271
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	8.53%	11/15/2027	EUR	6,242	6,586,125
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	8.53%	11/15/2027	EUR	7,750	8,177,261
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	3,574,086
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	7,141	8,102,397
					40,693,332

Food Products–0.39%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	3,000	3,072,983
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	7,419	7,599,487
					10,672,470

Industrial Equipment–0.28%
Summer (BC) Holdco A S.a.r.l. (United Kingdom)(k)	9.25%	10/31/2027	EUR	7,256	7,747,845

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	959,353

Retailers (except Food & Drug)–0.45%
Douglas Service GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,670	2,909,533
Kirk Beauty SUN GmbH ,9.00% PIK Rate, 8.25% Cash Rate (Germany)(h)(k)	9.00%	10/01/2026	EUR	7,251	7,951,887
Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(h)(k)	9.00%	10/01/2026	EUR	1,397	1,532,148
					12,393,568

Surface Transport–0.21%
Windstream Services LLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	846	842,310
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	4,906	4,884,604
					5,726,914
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $105,855,183)					100,329,278

				Shares
Common Stocks & Other Equity Interests–2.67%(n)
Aerospace & Defense–0.02%
IAP Worldwide Services				134,337	134,337
IAP Worldwide Services, Class A				838,949	453,032
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(g)				134	7
					587,376

Automotive–0.02%
Cabonline (Acquired 10/30/2023; Cost $10) (Sweden)(d)(g)				10,996,102	1,066
Cabonline (Sweden)(d)				9,384,746	457
Cabonline (Acquired 10/30/2023; Cost $280,511) (Sweden)(d)(g)				312,441,524	406,888
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(d)(g)				3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(d)(g)				3,266	0
					408,411

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Floating Rate ESG Fund

	Shares	Value
Building & Development–0.00%
Fagus Holdco PLC (Spain)(d)	7,135	$ 0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(d)(g)	518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(d)(g)	4	0

Business Equipment & Services–0.93%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,220,186)(g)	408,355	8,677,544
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $9,074,167)(d)(g)(o)	68,686	16,824,589
		25,502,133

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Germany)(d)	35,089	0

Containers & Glass Products–0.01%
Libbey Glass LLC	36,078	187,155

Electronics & Electrical–0.15%
Diebold Nixdorf, Inc.(p)	124,443	4,101,641

Home Furnishings–0.10%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(g)	363,612	2,840,719

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	18,599

Leisure Goods, Activities & Movies–0.27%
Crown Finance US, Inc.	456,471	7,275,007
Crown Finance US, Inc.	3,058	48,737
Vue International Bidco PLC (United Kingdom)(d)	13,014,387	0
		7,323,744

Lodging & Casinos–0.03%
Caesars Entertainment, Inc.(p)	19,983	868,661

Oil & Gas–0.89%
McDermott International Ltd. (Acquired 04/04/2018-05/10/2019; Cost $5,684,747)(g)(p)	629,763	106,430
McDermott International Ltd. (Acquired 12/30/2020-09/08/2023; Cost $950,971)(d)(g)	2,314,309	371,562
QuarterNorth Energy Holding, Inc. (Acquired 06/02/2021-10/29/2021; Cost $10,749,883)(g)	131,162	22,603,607
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $411,759)(g)	45,751	1,103,743
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $528,684)(g)	88,114	181,735
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(d)(g)	261,209	28,733
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(d)(g)	145,102	0
		24,395,810

Radio & Television–0.03%
iHeartMedia, Inc., Class A(p)	306,089	847,866
iHeartMedia, Inc., Class B(d)(p)	29	69
		847,935

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc.	692	181,650
Toys ’R’ Us-Delaware, Inc.(d)	11	0
Vivarte S.A.S.U (France)(d)	241,195	115,848
		297,498

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Floating Rate ESG Fund

			Shares	Value
Surface Transport–0.12%
Commercial Barge Line Co.(d)			14,574	$1,637,389

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)			48,119	30,075

Commercial Barge Line Co., Wts., expiring 04/27/2045(d)			15,321	1,721,314

Hurtigruten (Explorer II AS), Term Loan (Norway)			808,820	0

				3,388,778

Telecommunications–0.09%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,396,125)(g)			293,075	1,978,403

Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(g)			53,153	358,809

				2,337,212

Total Common Stocks & Other Equity Interests (Cost $91,909,054)				73,105,672

Preferred Stocks–0.51%(n)
Oil & Gas–0.01%
McDermott International Ltd., Pfd.(d)			1,787	357,481

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(d)(g)			577,315	3,406

				360,887

Surface Transport–0.50%
Commercial Barge Line Co., Series B, Pfd.(d)			68,517	7,983,601

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(d)			48,119	5,606,826

				13,590,427

Total Preferred Stocks (Cost $3,267,836)				13,951,314

	Interest Rate	Maturity Date	Principal Amount (000)
Municipal Obligations–0.45%
Arizona–0.45%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-01/01/2024; Cost $15,097,823) (Cost $13,363,322)(d)(g)(i)(j)(k)	0.00%	01/01/2028	$16,055	12,430,077

			Shares
Money Market Funds–2.42%
Invesco Government & Agency Portfolio,Institutional Class, 5.24%(o)(q)			23,168,978	23,168,978

Invesco Liquid Assets Portfolio,Institutional Class, 5.41%(o)(q)			16,553,583	16,561,860

Invesco Treasury Portfolio,Institutional Class, 5.23%(o)(q)			26,478,833	26,478,833

Total Money Market Funds (Cost $66,210,112)				66,209,671

TOTAL INVESTMENTS IN SECURITIES–100.71% (Cost $2,877,939,420)				2,759,731,987

OTHER ASSETS LESS LIABILITIES–(0.71)%				(19,527,789)

NET ASSETS–100.00%				$2,740,204,198

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Floating Rate ESG Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	This variable rate interest will settle after February 29, 2024, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at February 29, 2024 was $180,408,132, which represented 6.58% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Acquired as part of a bankruptcy restructuring.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $55,864,056, which represented 1.80% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $256,828,171, which represented 9.37% of the Fund’s Net Assets.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 39,229,510	$149,296,294	$(165,356,826)	$ -	$ -	$23,168,978	$ 934,692
Invesco Liquid Assets Portfolio, Institutional Class	28,018,843	106,640,209	(118,112,017)	(252)	15,077	16,561,860	742,421
Invesco Treasury Portfolio, Institutional Class	44,833,726	170,624,336	(188,979,229)	-	-	26,478,833	1,149,561
Investments in Other Affiliates:
My Alarm Center LLC, Class A	16,635,703	-	-	188,886	-	16,824,589	-
Total	$128,717,782	$426,560,839	$(472,448,072)	$188,634	$15,077	$83,034,260	$2,826,674

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
03/27/2024	Barclays Capital PLC	EUR	67,988,148	USD	74,311,386	$761,359

03/27/2024	BNP Paribas S.A.	GBP	8,615,127	USD	10,982,210	105,849

03/27/2024	BNP Paribas S.A.	USD	5,425	SEK	56,975	77

04/26/2024	BNP Paribas S.A.	GBP	7,945,127	USD	10,064,520	32,267

04/26/2024	BNP Paribas S.A.	SEK	66,966,509	USD	6,493,074	19,042

03/27/2024	Canadian Imperial Bank of Commerce	EUR	69,018,272	USD	75,297,554	633,133

04/26/2024	Canadian Imperial Bank of Commerce	EUR	69,560,940	USD	75,367,609	23,657

03/27/2024	J.P. Morgan Chase Bank, N.A.	EUR	5,526,604	USD	5,985,328	6,611

04/26/2024	Merrill Lynch International	EUR	3,733	USD	4,048	5

03/27/2024	Morgan Stanley and Co. International PLC	GBP	8,486,544	USD	10,821,849	107,821

03/27/2024	Morgan Stanley and Co. International PLC	USD	5,929,887	EUR	5,500,000	20,049

04/26/2024	Morgan Stanley and Co. International PLC	EUR	68,522,717	USD	74,352,211	132,797

04/26/2024	Morgan Stanley and Co. International PLC	GBP	7,850,613	USD	9,941,591	28,680

03/27/2024	Royal Bank of Canada	EUR	69,018,272	USD	75,414,885	750,464

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
03/27/2024	Royal Bank of Canada	GBP	8,615,127	USD	10,990,990	$114,628

03/27/2024	State Street Bank & Trust Co.	EUR	1,011,274	USD	1,104,843	10,839

04/26/2024	State Street Bank & Trust Co.	EUR	69,560,940	USD	75,451,221	107,270

04/26/2024	State Street Bank & Trust Co.	GBP	8,292,715	USD	10,503,364	32,214

Subtotal–Appreciation						2,886,762

Currency Risk
03/27/2024	BNP Paribas S.A.	SEK	66,575,015	USD	6,416,613	(11,764)

03/27/2024	BNP Paribas S.A.	USD	4,896,651	EUR	4,516,628	(10,533)

03/27/2024	BNP Paribas S.A.	USD	10,062,608	GBP	7,945,127	(32,103)

03/27/2024	BNP Paribas S.A.	USD	6,441,630	SEK	66,518,040	(18,755)

03/27/2024	Canadian Imperial Bank of Commerce	USD	75,271,893	EUR	69,560,940	(20,410)

03/27/2024	Deutsche Bank AG	USD	2,528,161	GBP	2,000,000	(3,216)

04/26/2024	J.P. Morgan Chase Bank, N.A.	USD	52,809	SEK	543,479	(268)

03/27/2024	Merrill Lynch International	EUR	3,000,000	USD	3,221,233	(24,187)

03/27/2024	Morgan Stanley and Co. International PLC	USD	74,258,068	EUR	68,522,717	(129,742)

03/27/2024	Morgan Stanley and Co. International PLC	USD	9,909,288	GBP	7,826,543	(28,492)

03/27/2024	State Street Bank & Trust Co.	EUR	2,098,653	USD	2,260,327	(10,009)

03/27/2024	State Street Bank & Trust Co.	USD	75,355,366	EUR	69,560,940	(103,883)

03/27/2024	State Street Bank & Trust Co.	USD	10,061,790	GBP	7,945,127	(31,285)

Subtotal–Depreciation						(424,647)

Total Forward Foreign Currency Contracts						$2,462,115

Abbreviations:

EUR – Euro
GBP – British Pound Sterling
SEK – Swedish Krona
USD – U.S. Dollar

Portfolio Composition† *
By credit quality, based on total investments as of February 29, 2024

BBB-	1.71%

BB+	2.72

BB	9.76

BB-	8.91

B+	13.74

B	19.21

B-	16.09

CCC+	7.28

CCC	3.04

CCC-	0.25

CC	0.32

D	0.85

Non-Rated	12.90

Equity	3.22

†Source:

S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Floating Rate ESG Fund

Consolidated Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,802,655,141)	$2,676,697,727

Investments in affiliates, at value (Cost $75,284,279)	83,034,260

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,886,762

Cash collateral – revolver	295,130

Cash	24,036,010

Restricted cash	24,750,688

Foreign currencies, at value (Cost $6,448,802)	6,467,212

Receivable for:
Investments sold	32,885,019

Fund shares sold	4,906,034

Dividends	428,605

Interest	26,134,764

Investments matured, at value (Cost $166,360)	68,208

Investment for trustee deferred compensation and retirement plans	135,996

Other assets	955,209

Total assets	2,883,681,624

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	424,647

Payable for:
Investments purchased	74,130,507

Dividends	6,685,858

Proceeds received in connection with pending litigation	24,750,688

Fund shares reacquired	6,903,847

Accrued fees to affiliates	712,025

Accrued trustees’ and officers’ fees and benefits	2,049

Accrued other operating expenses	300,028

Trustee deferred compensation and retirement plans	148,785

Unfunded loan commitments	29,418,992

Total liabilities	143,477,426

Net assets applicable to shares outstanding	$2,740,204,198

Net assets consist of:
Shares of beneficial interest	$3,300,145,546

Distributable earnings (loss)	(559,941,348)

$2,740,204,198

Net Assets:
Class A	$713,570,708

Class C	$76,756,823

Class R	$8,425,944

Class Y	$1,341,424,990

Class R5	$6,524,168

Class R6	$593,501,565

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	104,634,149

Class C	11,304,100

Class R	1,231,078

Class Y	196,948,234

Class R5	956,460

Class R6	87,217,369

Class A:
Net asset value per share	$6.82

Maximum offering price per share (Net asset value of $6.82 ÷ 97.50%)	$6.99

Class C:

Net asset value and offering price per share	$6.79

Class R:
Net asset value and offering price per share	$6.84

Class Y:
Net asset value and offering price per share	$6.81

Class R5:
Net asset value and offering price per share	$6.82

Class R6:
Net asset value and offering price per share	$6.80

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Floating Rate ESG Fund

Consolidated Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest	$134,946,361

Dividends	228,197

Dividends from affiliated money market funds	2,826,674

Total investment income	138,001,232

Expenses:
Advisory fees	8,335,996

Administrative services fees	191,296

Custodian fees	147,055

Distribution fees:
Class A	867,046

Class C	294,304

Class R	20,436

Interest, facilities and maintenance fees	702,472

Transfer agent fees – A, C, R & Y	1,038,883

Transfer agent fees – R5	2,631

Transfer agent fees – R6	83,898

Trustees’ and officers’ fees and benefits	24,670

Registration and filing fees	77,957

Reports to shareholders	310,935

Professional services fees	97,350

Other	90,447

Total expenses	12,285,376

Less: Fees waived and/or expense offset arrangement(s)	(64,884)

Net expenses	12,220,492

Net investment income	125,780,740

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(24,804,030)

Affiliated investment securities	15,077

Foreign currencies	(1,376,625)

Forward foreign currency contracts	5,742,142

(20,423,436)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	25,397,677

Affiliated investment securities	188,634

Foreign currencies	584,292

Forward foreign currency contracts	(3,663,030)

22,507,573

Net realized and unrealized gain	2,084,137

Net increase in net assets resulting from operations	$127,864,877

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Floating Rate ESG Fund

Consolidated Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29,	August 31,
	2024	2023

Operations:
Net investment income	$125,780,740	$276,085,800

Net realized gain (loss)	(20,423,436)	(167,175,027)

Change in net unrealized appreciation	22,507,573	115,255,269

Net increase in net assets resulting from operations	127,864,877	224,166,042

Distributions to shareholders from distributable earnings:
Class A	(32,759,188)	(63,774,464)

Class C	(3,502,862)	(8,150,210)

Class R	(375,517)	(758,648)

Class Y	(67,130,296)	(185,426,658)

Class R5	(255,907)	(460,233)

Class R6	(27,544,484)	(47,750,970)

Total distributions from distributable earnings	(131,568,254)	(306,321,183)

Return of capital:
Class A	–	(951,906)

Class C	–	(121,651)

Class R	—(11,324)

Class Y	–	(2,767,703)

Class R5	–	(6,869)

Class R6	–	(712,737)

Total return of capital	–	(4,572,190)

Total distributions	(131,568,254)	(310,893,373)

Share transactions–net:
Class A	45,771,448	(69,943,883)

Class C	(4,399,467)	(20,512,197)

Class R	192,573	181,202

Class Y	(148,015,707)	(1,143,228,885)

Class R5	1,683,275	156,668

Class R6	41,645,300	14,039,460

Net increase (decrease) in net assets resulting from share transactions	(63,122,578)	(1,219,307,635)

Net increase (decrease) in net assets	(66,825,955)	(1,306,034,966)

Net assets:
Beginning of period	2,807,030,153	4,113,065,119

End of period	$2,740,204,198	$2,807,030,153

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Floating Rate ESG Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$6.83	$0.30	$0.01	$0.31	$(0.32)	$–	$(0.32)	$6.82	4.63%	$713,571	1.08	%(d)(e)	1.08	%(d)(e)	1.03	%(d)	9.00	%(d)	24%
Year ended 08/31/23	6.95	0.58	(0.05)	0.53	(0.64)	(0.01)	(0.65)	6.83	8.20	668,557	1.10	(e)	1.10	(e)	1.05		8.57		29
Year ended 08/31/22	7.35	0.29	(0.39)	(0.10)	(0.30)	–	(0.30)	6.95	(1.44)	751,871	1.04	(e)	1.05	(e)	1.01		4.13		43
Year ended 08/31/21	6.94	0.25	0.43	0.68	(0.27)	–	(0.27)	7.35	9.89	585,690	1.05	(e)	1.05	(e)	1.00		3.45		76
Year ended 08/31/20	7.40	0.30	(0.40)	(0.10)	(0.32)	(0.04)	(0.36)	6.94	(1.33)	428,277	1.07	(e)	1.08	(e)	1.00		4.33		55
Year ended 08/31/19	7.57	0.35	(0.17)	0.18	(0.35)	–	(0.35)	7.40	2.50	539,003	1.08	(e)	1.08	(e)	1.03		4.71		55
Class C
Six months ended 02/29/24	6.80	0.29	0.00	0.29	(0.30)	–	(0.30)	6.79	4.37	76,757	1.58	(d)(e)	1.58	(d)(e)	1.53	(d)	8.50	(d)	24
Year ended 08/31/23	6.92	0.54	(0.04)	0.50	(0.61)	(0.01)	(0.62)	6.80	7.66	81,271	1.60	(e)	1.60	(e)	1.55		8.07		29
Year ended 08/31/22	7.32	0.26	(0.40)	(0.14)	(0.26)	–	(0.26)	6.92	(1.96)	103,807	1.54	(e)	1.55	(e)	1.51		3.63		43
Year ended 08/31/21	6.91	0.21	0.43	0.64	(0.23)	–	(0.23)	7.32	9.37	91,555	1.55	(e)	1.55	(e)	1.50		2.95		76
Year ended 08/31/20	7.37	0.27	(0.41)	(0.14)	(0.28)	(0.04)	(0.32)	6.91	(1.84)	111,318	1.57	(e)	1.58	(e)	1.50		3.83		55
Year ended 08/31/19	7.53	0.31	(0.16)	0.15	(0.31)	–	(0.31)	7.37	2.12	213,446	1.58	(e)	1.58	(e)	1.53		4.21		55
Class R
Six months ended 02/29/24	6.84	0.30	0.01	0.31	(0.31)	–	(0.31)	6.84	4.66	8,426	1.33	(d)(e)	1.33	(d)(e)	1.28	(d)	8.75	(d)	24
Year ended 08/31/23	6.98	0.56	(0.06)	0.50	(0.63)	(0.01)	(0.64)	6.84	7.63	8,225	1.35	(e)	1.35	(e)	1.30		8.32		29
Year ended 08/31/22	7.36	0.28	(0.38)	(0.10)	(0.28)	–	(0.28)	6.98	(1.40)	8,208	1.29	(e)	1.30	(e)	1.26		3.88		43
Year ended 08/31/21	6.95	0.23	0.43	0.66	(0.25)	–	(0.25)	7.36	9.61	6,076	1.30	(e)	1.30	(e)	1.25		3.20		76
Year ended 08/31/20	7.41	0.29	(0.41)	(0.12)	(0.30)	(0.04)	(0.34)	6.95	(1.57)	4,874	1.32	(e)	1.33	(e)	1.25		4.08		55
Year ended 08/31/19	7.58	0.33	(0.16)	0.17	(0.34)	–	(0.34)	7.41	2.25	5,604	1.33	(e)	1.33	(e)	1.28		4.46		55
Class Y
Six months ended 02/29/24	6.82	0.31	0.01	0.32	(0.33)	–	(0.33)	6.81	4.76	1,341,425	0.83	(d)(e)	0.83	(d)(e)	0.78	(d)	9.25	(d)	24
Year ended 08/31/23	6.94	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.82	8.46	1,491,738	0.85	(e)	0.85	(e)	0.80		8.82		29
Year ended 08/31/22	7.34	0.31	(0.40)	(0.09)	(0.31)	–	(0.31)	6.94	(1.20)	2,696,320	0.79	(e)	0.80	(e)	0.76		4.38		43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.28)	–	(0.28)	7.34	10.18	1,232,463	0.80	(e)	0.80	(e)	0.75		3.70		76
Year ended 08/31/20	7.39	0.32	(0.40)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(1.09)	350,943	0.82	(e)	0.83	(e)	0.75		4.58		55
Year ended 08/31/19	7.56	0.37	(0.17)	0.20	(0.37)	–	(0.37)	7.39	2.76	592,107	0.83	(e)	0.83	(e)	0.78		4.96		55
Class R5
Six months ended 02/29/24	6.83	0.31	0.01	0.32	(0.33)	–	(0.33)	6.82	4.76	6,524	0.83	(d)(e)	0.83	(d)(e)	0.78	(d)	9.25	(d)	24
Year ended 08/31/23	6.95	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.83	8.50	4,846	0.82	(e)	0.82	(e)	0.77		8.85		29
Year ended 08/31/22	7.35	0.31	(0.39)	(0.08)	(0.32)	–	(0.32)	6.95	(1.18)	4,762	0.77	(e)	0.78	(e)	0.74		4.40		43
Year ended 08/31/21	6.94	0.27	0.43	0.70	(0.29)	–	(0.29)	7.35	10.23	3,631	0.77	(e)	0.77	(e)	0.72		3.73		76
Year ended 08/31/20	7.41	0.32	(0.41)	(0.09)	(0.34)	(0.04)	(0.38)	6.94	(1.21)	5,515	0.81	(e)	0.82	(e)	0.74		4.59		55
Year ended 08/31/19	7.58	0.37	(0.16)	0.21	(0.38)	–	(0.38)	7.41	2.80	5,672	0.83	(e)	0.83	(e)	0.78		4.96		55
Class R6
Six months ended 02/29/24	6.81	0.31	0.01	0.32	(0.33)	–	(0.33)	6.80	4.80	593,502	0.76	(d)(e)	0.76	(d)(e)	0.71	(d)	9.32	(d)	24
Year ended 08/31/23	6.93	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.81	8.57	552,394	0.75	(e)	0.75	(e)	0.70		8.92		29
Year ended 08/31/22	7.33	0.32	(0.40)	(0.08)	(0.32)	–	(0.32)	6.93	(1.13)	548,097	0.70	(e)	0.71	(e)	0.67		4.47		43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.29)	–	(0.29)	7.33	10.10	484,494	0.73	(e)	0.73	(e)	0.68		3.77		76
Year ended 08/31/20	7.39	0.33	(0.41)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(0.99)	652,453	0.71	(e)	0.72	(e)	0.64		4.69		55
Year ended 08/31/19	7.56	0.38	(0.17)	0.21	(0.38)	–	(0.38)	7.39	2.86	812,446	0.74	(e)	0.74	(e)	0.69		5.05		55

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Ratio includes line of credit expense of 0.05%, 0.05%, 0.03%, 0.05%, 0.07%, and 0.05% for the six months ended February 29, 2024 and the years ended August 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Floating Rate ESG Fund

Notes to Consolidated Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Floating Rate ESG TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate registered series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s registered series. The accompanying consolidated financial statements reflect the financial position of the Fund, the Subsidiary and the Subsidiary’s registered series and the results of operations on a consolidated basis.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

26	Invesco Floating Rate ESG Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund is a party to legal proceedings in connection with certain of its portfolio investments, in which it may be plaintiff or defendant. The outcome and financial effect, if any, of these legal proceedings cannot be determined at this time because the proceedings are ongoing and have not been adjudicated. The Fund received a cash payment of $24,750,688 from the issuer of one of its portfolio investments (Robertshaw US Holding Corp.), the status of which is subject to such an ongoing litigation. Consequently, the Fund continues to recognize its investments in the various Robertshaw Term Loans in the Consolidated Schedule of Investments and has recorded the cash received as restricted cash and an offsetting liability proceeds received in connection with pending litigation for such cash proceeds received in the Consolidated Statement of Assets and Liabilities.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

27	Invesco Floating Rate ESG Fund

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity.

28	Invesco Floating Rate ESG Fund

Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that score favorably under the Fund’s ESG scoring methodology may underperform similar issuers that do not score as well or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.650%

Next $4.5 billion	0.600%

Next $5 billion	0.575%

Over $10 billion	0.550%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $58,923.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

29	Invesco Floating Rate ESG Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $49,852 in front-end sales commissions from the sale of Class A shares and $21,845 and $1,519 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,128,481,294	$221,028,689	$2,349,509,983

U.S. Dollar Denominated Bonds & Notes	–	144,195,992	–	144,195,992

Non-U.S. Dollar Denominated Bonds & Notes	–	100,202,102	127,176	100,329,278

Common Stocks & Other Equity Interests	5,924,598	45,455,708	21,725,366	73,105,672

Preferred Stocks	–	–	13,951,314	13,951,314

Municipal Obligations	–	–	12,430,077	12,430,077

Money Market Funds	66,209,671	–	–	66,209,671

Total Investments in Securities	72,134,269	2,418,335,096	269,262,622	2,759,731,987

Other Investments – Assets*

Investments Matured	–	–	68,208	68,208

Forward Foreign Currency Contracts	–	2,886,762	–	2,886,762

	–	2,886,762	68,208	2,954,970

Other Investments – Liabilities*

Forward Foreign Currency Contracts	–	(424,647)	–	(424,647)

Total Other Investments	–	2,462,115	68,208	2,530,323

Total Investments	$72,134,269	$2,420,797,211	$269,330,830	$2,762,262,310

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

30	Invesco Floating Rate ESG Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 29, 2024:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/29/24

Variable Rate Senior Loan Interests	$242,049,841	$91,671,561	$(50,105,436)	$1,375,142	$130,379	$(9,224,984)	$29,367,178	$(84,234,992)	$221,028,689

Common Stocks & Other Equity Interests	50,740,230	2,044,271	(2,310,024)	(137,183)	(2,497,197)	4,768,753	691,476	(31,574,960)	21,725,366

Preferred Stocks	1,065,869	–	–	–	–	6,470,465	6,414,980	–	13,951,314

Municipal Obligations	–	1,120,142	–	96,874	–	(1,444,192)	12,657,253	–	12,430,077

U.S. Dollar Denominated Bonds & Notes	217,908	–	(222,061)	–	–	4,153	–	–	–

Non-U.S. Dollar Denominated Bonds & Notes	431,324	–	(455,897)	15,433	(13,538)	149,854	–	–	127,176

Investments Matured	1,009,460	–	(939,740)	–	(150,735)	149,223	–	–	68,208

Total	$295,514,632	$94,835,974	$(54,033,158)	$1,350,266	$(2,531,091)	$873,272	$49,130,887	$(115,809,952)	$269,330,830

* Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$2,886,762

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$2,886,762

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(424,647)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(424,647)

31	Invesco Floating Rate ESG Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Capital PLC	$ 761,359	$ –	$ 761,359	$–	$–	$ 761,359

BNP Paribas S.A.	157,235	(73,155)	84,080	–	–	84,080

Canadian Imperial Bank of Commerce	656,790	(20,410)	636,380	–	–	636,380

Deutsche Bank AG	–	(3,216)	(3,216)	–	–	(3,216)

J.P. Morgan Chase Bank, N.A.	6,611	(268)	6,343	–	–	6,343

Merrill Lynch International	5	(24,187)	(24,182)	–	–	(24,182)

Morgan Stanley and Co. International PLC	289,347	(158,234)	131,113	–	–	131,113

Royal Bank of Canada	865,092	–	865,092	–	–	865,092

State Street Bank & Trust Co.	150,323	(145,177)	5,146	–	–	5,146

Total	$2,886,762	$(424,647)	$2,462,115	$–	$–	$2,462,115

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Consolidated Statement of Operations
Currency
Risk
Realized Gain:

Forward foreign currency contracts	$5,742,142
Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	(3,663,030)

Total	$2,079,112

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$783,622,832

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,961.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 16, 2024, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $1,027,500,000, collectively by certain Invesco Funds, and which will expire on February 14, 2025. Prior to February 16, 2024, the credit agreement permitted borrowings up to $1.07 billion. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 29, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

32	Invesco Floating Rate ESG Fund

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 29, 2024. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

AI Aqua Merger Sub, Inc.	Delayed Draw Term Loan	$ 339,650	$ 743

Areas (Telfer Inv/Financiere Pax)	Term Loan B	838,606	(22,606)

DexKo Global, Inc.	Revolver Loan	3,355,178	232,565

Groundworks LLC	Delayed Draw Term Loan	191,630	2,208

Groundworks LLC	Revolver Loan	330,426	8,156

Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	4,939,889	(178,656)

MB2 Dental Solutions LLC	Delayed Draw Term Loan	1,428,342	0

MB2 Dental Solutions LLC	Delayed Draw Term Loan	857,005	0

MB2 Dental Solutions LLC	Revolver Loan	282,825	(13)

McDermott International Ltd.	LOC	6,610,320	(2,313,612)

McDermott International Ltd.	LOC	1,692,154	(245,362)

Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	137,590	(11,221)

Robertshaw US Holding Corp.	Revolver Loan	5,623,321	(3,512)

Ryan LLC (Ryan Tax)	Delayed Draw Term Loan	177,115	595

Tank Holding Corp.	Revolver Loan	1,397,174	(20,795)

V Global Holdings LLC (aka Vertellus)	Revolver Loan	1,217,767	(38,180)

		$29,418,992	$(2,589,690)

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$91,454,535	$316,817,693	$408,272,228

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $637,635,278 and $680,350,926, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$76,680,419

Aggregate unrealized (depreciation) of investments	(201,776,994)

Net unrealized appreciation (depreciation) of investments	$(125,096,575)

Cost of investments for tax purposes is $2,887,358,885.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

33	Invesco Floating Rate ESG Fund

At the six months ended February 29, 2024, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value

Bank of America, N.A.	$2,026,605	$1,874,610

Barclays Bank PLC	8,302,473	5,842,654

BMO Harris Bank N.A.	3,617,443	3,594,273

Citibank, N.A.	2,118,708	2,033,960

Credit Agricole CIB	1,073,593	1,024,283

JP Morgan Europe Ltd	$9,212,414	$3,976,787

NOTE 12–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	17,729,645	$120,606,393	24,740,287	$167,143,126

Class C	1,229,557	8,328,406	1,657,010	11,168,875

Class R	172,950	1,180,306	259,559	1,755,006

Class Y	37,991,183	258,162,031	122,766,037	829,675,105

Class R5	419,704	2,859,296	154,057	1,039,674

Class R6	17,827,831	121,013,380	36,935,311	249,790,827

Issued as reinvestment of dividends:
Class A	3,699,407	25,161,136	7,144,382	48,135,446

Class C	358,950	2,430,529	884,584	5,930,520

Class R	52,705	359,342	108,537	732,627

Class Y	5,930,573	40,287,042	16,953,732	114,003,113

Class R5	37,540	255,419	69,248	466,625

Class R6	3,359,282	22,803,138	6,085,864	40,903,230

Automatic conversion of Class C shares to Class A shares:
Class A	530,795	3,612,000	1,304,992	8,819,967

Class C	(533,143)	(3,612,000)	(1,310,811)	(8,819,967)

Reacquired:
Class A	(15,233,639)	(103,608,081)	(43,493,816)	(294,042,422)

Class C	(1,705,733)	(11,546,402)	(4,282,558)	(28,791,625)

Class R	(197,442)	(1,347,075)	(341,385)	(2,306,431)

Class Y	(65,728,295)	(446,464,780)	(309,560,685)	(2,086,907,103)

Class R5	(210,252)	(1,431,440)	(199,142)	(1,349,631)

Class R6	(15,040,235)	(102,171,218)	(41,024,647)	(276,654,597)

Net increase (decrease) in share activity	(9,308,617)	$(63,122,578)	(181,149,444)	$(1,219,307,635)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco Floating Rate ESG Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,046.30	$5.49	$1,019.49	$5.42	1.08%
Class C	1,000.00	1,043.70	8.03	1,017.01	7.92	1.58
Class R	1,000.00	1,045.00	6.76	1,018.25	6.67	1.33
Class Y	1,000.00	1,047.60	4.23	1,020.74	4.17	0.83
Class R5	1,000.00	1,047.60	4.23	1,020.74	4.17	0.83
Class R6	1,000.00	1,048.00	3.87	1,021.08	3.82	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

35	Invesco Floating Rate ESG Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown.	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones.	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman.	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

36	Invesco Floating Rate ESG Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX ∎ C: ASRCX ∎ Y: ASRYX ∎ R5: ASRIX ∎ R6: ASRFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.58%
Class C Shares	3.19
Class Y Shares	3.72
Class R5 Shares	3.77
Class R6 Shares	3.81
MSCI World Index▼ (Broad Market Index)	12.46
FTSE EPRA/NAREIT Developed Index (Net)▼ (Style-Specific Index)	3.28

Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE EPRA/NAREIT Developed index (Net) is considered representative of global real estate companies and REITs.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	6.23%
10 Years	2.43
5 Years	0.04
1 Year	-3.94

Class C Shares
Inception (3/9/07)	2.61%
10 Years	2.39
5 Years	0.39
1 Year	-0.07

Class Y Shares
Inception (10/3/08)	5.36%
10 Years	3.27
5 Years	1.41
1 Year	1.95

Class R5 Shares
Inception (3/9/07)	3.34%
10 Years	3.34
5 Years	1.46
1 Year	2.04

Class R6 Shares
Inception (9/24/12)	3.72%
10 Years	3.43
5 Years	1.57
1 Year	2.12

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

 Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

3	Invesco Global Real Estate Income Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–66.39%
Australia–1.54%
Dexus	1,878,071	$8,993,762

Belgium–0.49%
Cofinimmo S.A.(a)	46,047	2,876,488

Canada–4.10%
Allied Properties REIT	192,800	2,413,640

Canadian Apartment Properties REIT	135,100	4,739,425

RioCan REIT	575,900	7,587,291

StorageVault Canada, Inc.	2,320,955	9,217,808

		23,958,164

Germany–5.03%
LEG Immobilien SE(b)	120,578	8,881,705

Sirius Real Estate Ltd.	6,058,733	6,629,934

Vonovia SE	497,413	13,882,368

		29,394,007

Hong Kong–3.92%
Hang Lung Properties Ltd.	5,404,000	5,800,183

Link REIT	1,966,300	9,750,109

Sun Hung Kai Properties Ltd.	730,000	7,345,457

		22,895,749

Japan–5.94%
GLP J-Reit	12,657	10,041,910

Mitsui Fudosan Co. Ltd.	556,300	15,101,797

Mitsui Fudosan Logistics Park, Inc.	1,085	3,075,360

Nippon Prologis REIT, Inc.	3,867	6,469,688

		34,688,755

Singapore–0.92%
CapitaLand Investment Ltd.	2,599,200	5,377,007

Spain–0.94%
Cellnex Telecom S.A.(c)	151,915	5,492,416

United Kingdom–3.81%
Big Yellow Group PLC	232,550	2,951,180

Derwent London PLC	371,426	9,044,965

Safestore Holdings PLC	619,699	6,008,064

Segro PLC	393,544	4,209,146

		22,213,355

United States–39.70%
Agree Realty Corp.	182,899	10,050,300

Alexandria Real Estate Equities, Inc.	165,643	20,660,651

American Tower Corp.	23,337	4,640,796

Camden Property Trust	25,402	2,399,981

Digital Realty Trust, Inc.(a)	77,342	11,354,579

Equinix, Inc.	21,679	19,268,729

Gaming and Leisure Properties, Inc.	125,168	5,692,641

Healthpeak Properties, Inc.	1,205,288	20,188,574

Invitation Homes, Inc.	220,294	7,505,417

Outfront Media, Inc.	460,179	6,612,772

Prologis, Inc.	239,342	31,897,108

	Shares	Value

United States–(continued)
Public Storage	61,867	$17,562,185

Realty Income Corp.	96,484	5,027,781

Rexford Industrial Realty, Inc.	383,012	19,487,650

Sun Communities, Inc.	76,371	10,215,385

Terreno Realty Corp.	181,186	11,650,260

UDR, Inc.	192,250	6,824,875

Ventas, Inc.	234,704	9,925,632

VICI Properties, Inc.	361,820	10,829,273

		231,794,589

Total Common Stocks & Other Equity Interests (Cost $390,754,344)		387,684,292

	Principal Amount
Asset-Backed Securities–20.98%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)(d)	$6,000,000	5,907,093

Series 2021-VOLT, Class E, 7.43% (1 mo. Term SOFR + 2.11%), 09/15/2036(c)(d)	6,495,000	6,411,516

BX Trust,
Series 2021-MFM1, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 01/15/2034(c)(d)	8,045,749	7,925,907

Series 2019-OC11, Class E, 3.94%, 12/09/2041(c)(e)	4,000,000	3,398,943

CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 8.34% (1 mo. Term SOFR + 3.02%), 02/15/2039(c)(d)	500,000	431,077

CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(c)(e)	1,000,000	854,725

Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(c)(e)	4,586,000	3,663,479

Series 2020-555, Class F, 3.50%, 12/10/2041(c)(e)	800,000	590,763

Series 2020-420K, Class D, 3.31%, 11/10/2042(c)(e)	1,000,000	826,033

Cold Storage Trust, Series 2020-ICE5, Class E, 8.20% (1 mo. Term SOFR + 2.88%), 11/15/2037(c)(d)	10,788,321	10,773,887

Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(c)(e)	1,500,000	1,390,566

Series 2020-SBX, Class D, 2.32%, 01/10/2038(c)(e)	6,200,000	5,197,572

Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(c)(e)	5,500,000	4,991,867

Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 8.93% (1 mo. Term SOFR + 3.61%), 11/15/2038(c)(d)	3,000,000	2,929,062

CSMC, Series 2021-BHAR, Class C, 7.43% (1 mo. Term SOFR + 2.11%), 11/15/2038(c)(d)	170,000	168,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Global Real Estate Income Fund

	Principal Amount	Value

GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.72% (1 mo. Term SOFR + 3.40%), 08/15/2039(c)(d)	$10,050,000	$10,111,658

Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(c)(e)	1,761,000	1,630,202

Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(c)	7,000,000	6,504,985

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(c)(e)	558,000	522,435

Series 2019-UES, Class B, 4.14%, 05/05/2032(c)	401,000	385,643

Series 2019-UES, Class C, 4.34%, 05/05/2032(c)	116,000	110,834

Series 2019-UES, Class D, 4.45%, 05/05/2032(c)(e)	119,000	112,795

Series 2019-UES, Class E, 4.45%, 05/05/2032(c)(e)	138,000	129,993

Series 2019-UES, Class G, 4.45%, 05/05/2032(c)(e)	158,000	147,118

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 8.03% (1 mo. Term SOFR + 2.72%), 04/15/2038(c)(d)	6,711,014	6,641,156

Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 8.17% (1 mo. Term SOFR + 2.85%), 07/15/2035(c)(d)	11,306,000	10,952,650

Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(c)(e)	5,326,000	3,645,005

Series 2020-2PAC, Class AMZ2, 3.50%, 01/15/2037(c)(e)	800,000	618,089

SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/2039(c)(e)	6,157,000	4,828,992

STWD Trust,
Series 2021-FLWR, Class E, 7.36% (1 mo. Term SOFR + 2.04%), 07/15/2036(c)(d)	4,950,000	4,858,535

Series 2021-FLWR, Class F, 8.11% (1 mo. Term SOFR + 2.79%), 07/15/2036(c)(d)	3,400,000	3,299,602

Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(c)	14,154,000	12,527,962

Total Asset-Backed Securities (Cost $126,062,573)		122,488,169

	Shares
Preferred Stocks–7.46%
United States–7.46%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	2,015,748

American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,954,476

DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,283,567

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd. (Acquired 08/16/2007; Cost $3,310,244)(f)(g)	195,800	0

National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,501,013

	Shares	Value

United States–(continued)
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.(h)	223,861	$4,741,376

Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,793,084

SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	4,977,825

UMH Properties, Inc., 6.38%, Series D, Pfd. (Acquired 03/25/2021-09/08/2022; Cost $13,703,146)(g)(h)	566,800	13,314,132

Total Preferred Stocks (Cost $48,036,044)		43,581,221

	Principal Amount
Municipal Obligations–1.30%
United States–1.30%
New York City Housing Development Corp. (8 Spruce Street), Series 2014, Ref. RB, 3.71%, 02/15/2048 (Cost $7,333,747)	$7,735,000	7,579,628

U.S. Dollar Denominated Bonds & Notes–1.28%
France–0.31%
WEA Finance LLC, 2.88%, 01/15/2027(c)	2,000,000	1,818,112

United States–0.97%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(c)	4,000,000	3,774,600

SBA Communications Corp., 3.88%, 02/15/2027	2,000,000	1,889,066

		5,663,666

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,443,840)		7,481,778

	Shares

Money Market Funds–2.52%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(i)(j)	5,154,488	5,154,488

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(i)(j)	3,684,517	3,686,359

Invesco Treasury Portfolio, Institutional Class, 5.23%(i)(j)	5,890,843	5,890,843

Total Money Market Funds (Cost $14,731,562)		14,731,690

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.93% (Cost $594,362,110)		583,546,778

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.26%
Invesco Private Government Fund, 5.29%(i)(j)(k)	3,685,588	3,685,588

Invesco Private Prime Fund, 5.49%(i)(j)(k)	9,472,490	9,477,226

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,162,814)		13,162,814

TOTAL INVESTMENTS IN SECURITIES–102.19% (Cost $607,524,924)		596,709,592

OTHER ASSETS LESS LIABILITIES–(2.19)%		(12,785,152)

NET ASSETS–100.00%		$583,924,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Real Estate Income Fund

Investment Abbreviations:

Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 29, 2024.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $133,573,297, which represented 22.88% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2024.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at February 29, 2024 was $13,314,132, which represented 2.28% of the Fund’s Net Assets.
(h)

Affiliated company. The Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer.

(i)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,655,129	$22,541,569	$(27,042,210)	$-	$-	$5,154,488	$242,134
Invesco Liquid Assets Portfolio, Institutional Class	6,895,829	16,101,120	(19,315,865)	124	5,151	3,686,359	178,371
Invesco Treasury Portfolio, Institutional Class	11,034,434	25,761,791	(30,905,382)	-	-	5,890,843	276,342
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	728,598	33,057,433	(30,100,443)	-	-	3,685,588	57,419*
Invesco Private Prime Fund	1,873,540	75,429,110	(67,828,079)	-	2,655	9,477,226	156,184*
Total	$30,187,530	$172,891,023	$(175,191,979)	$124	$7,806	$27,894,504	$910,450

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets

as of February 29, 2024

United States	68.26%

Japan	5.94

Germany	5.03

Canada	4.10

Hong Kong	3.92

United Kingdom	3.81

Cayman Islands	2.15

Countries each less than 2% of portfolio	4.20

Money Market Funds Plus Other Assets Less Liabilities	2.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $579,630,548)*	$568,815,088

Investments in affiliated money market funds, at value (Cost $27,894,376)	27,894,504

Cash	198,768

Foreign currencies, at value (Cost $469,105)	469,197

Receivable for:
Investments sold	2,561,219

Fund shares sold	493,172

Dividends	1,059,179

Interest	493,191

Investment for trustee deferred compensation and retirement plans	95,985

Other assets	143,712

Total assets	602,224,015

Liabilities:
Payable for:
Investments purchased	4,559,638

Fund shares reacquired	215,283

Collateral upon return of securities loaned	13,162,814

Accrued fees to affiliates	182,535

Accrued trustees’ and officers’ fees and benefits	1,164

Accrued other operating expenses	75,145

Trustee deferred compensation and retirement plans	102,996

Total liabilities	18,299,575

Net assets applicable to shares outstanding	$583,924,440

Net assets consist of:
Shares of beneficial interest	$624,350,805

Distributable earnings (loss)	(40,426,365)

$583,924,440

Net Assets:
Class A	$88,568,031

Class C	$2,788,167

Class Y	$292,737,935

Class R5	$1,280,245

Class R6	$198,550,062

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,988,231

Class C	346,267

Class Y	36,441,868

Class R5	159,226

Class R6	24,659,071

Class A:
Net asset value per share	$8.06

Maximum offering price per share (Net asset value of $8.06 ÷ 94.50%)	$8.53

Class C:
Net asset value and offering price per share	$8.05

Class Y:
Net asset value and offering price per share	$8.03

Class R5:
Net asset value and offering price per share	$8.04

Class R6:
Net asset value and offering price per share	$8.05

*	At February 29, 2024, securities with an aggregate value of $13,114,150 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Interest	$5,802,633

Dividends (net of foreign withholding taxes of $378,321)	8,632,962

Dividends from affiliated money market funds (includes net securities lending income of $6,781)	703,628

Total investment income	15,139,223

Expenses:
Advisory fees	2,186,407

Administrative services fees	40,009

Custodian fees	10,029

Distribution fees:
Class A	111,884

Class C	15,065

Transfer agent fees – A, C and Y	392,753

Transfer agent fees – R5	646

Transfer agent fees – R6	29,081

Trustees’ and officers’ fees and benefits	13,133

Registration and filing fees	39,069

Reports to shareholders	76,969

Professional services fees	35,336

Other	23,939

Total expenses	2,974,320

Less: Fees waived and/or expense offset arrangement(s)	(17,973)

Net expenses	2,956,347

Net investment income	12,182,876

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,615,371)

Affiliated investment securities	7,806

Foreign currencies	(49,602)

(4,657,167)

Change in net unrealized appreciation of:
Unaffiliated investment securities	16,259,817

Affiliated investment securities	124

Foreign currencies	21,702

16,281,643

Net realized and unrealized gain	11,624,476

Net increase in net assets resulting from operations	$23,807,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$12,182,876	$21,760,949

Net realized gain (loss)	(4,657,167)	(9,204,985)

Change in net unrealized appreciation (depreciation)	16,281,643	(30,840,314)

Net increase (decrease) in net assets resulting from operations	23,807,352	(18,284,350)

Distributions to shareholders from distributable earnings:
Class A	(1,715,588)	(2,443,875)

Class C	(47,359)	(74,239)

Class Y	(6,290,280)	(7,676,883)

Class R5	(27,099)	(35,932)

Class R6	(4,144,468)	(5,605,758)

Total distributions from distributable earnings	(12,224,794)	(15,836,687)

Share transactions–net:
Class A	(6,270,740)	(16,568,731)

Class C	(568,032)	(2,180,572)

Class Y	(15,285,190)	13,177,665

Class R5	(41,564)	(43,646)

Class R6	(1,792,868)	(5,560,973)

Net increase (decrease) in net assets resulting from share transactions	(23,958,394)	(11,176,257)

Net increase (decrease) in net assets	(12,375,836)	(45,297,294)

Net assets:
Beginning of period	596,300,276	641,597,570

End of period	$583,924,440	$596,300,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Real Estate Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$7.93	$0.15	$ 0.13	$ 0.28	$(0.15)	$ -	$ -	$(0.15)	$8.06	3.58%	$ 88,568	1.26	%(d)	1.27	%(d)	3.88	%(d)	17%
Year ended 08/31/23	8.35	0.27	(0.50)	(0.23)	(0.19)	-	-	(0.19)	7.93	(2.69)	93,512	1.21		1.21		3.39		78
Year ended 08/31/22	9.88	0.16	(1.48)	(1.32)	(0.12)	-	(0.09)	(0.21)	8.35	(13.56)	116,084	1.20		1.20		1.69		39
Year ended 08/31/21	8.06	0.14	1.84	1.98	(0.16)	-	-	(0.16)	9.88	24.81 (e)	149,008	1.19	(e)	1.19	(e)	1.63	(e)	41
Year ended 08/31/20	9.57	0.21	(0.99)	(0.78)	(0.48)	(0.25)	-	(0.73)	8.06	(8.55)	135,022	1.22		1.22		2.48		72
Year ended 08/31/19	9.11	0.28	0.49	0.77	(0.31)	-	-	(0.31)	9.57	8.69	175,013	1.25		1.25		3.05		41
Class C
Six months ended 02/29/24	7.92	0.12	0.13	0.25	(0.12)	-	-	(0.12)	8.05	3.19	2,788	2.01	(d)	2.02	(d)	3.13	(d)	17
Year ended 08/31/23	8.34	0.21	(0.50)	(0.29)	(0.13)	-	-	(0.13)	7.92	(3.45)	3,304	1.96		1.96		2.64		78
Year ended 08/31/22	9.86	0.09	(1.47)	(1.38)	(0.08)	-	(0.06)	(0.14)	8.34	(14.15)	5,782	1.95		1.95		0.94		39
Year ended 08/31/21	8.05	0.08	1.82	1.90	(0.09)	-	-	(0.09)	9.86	23.79	9,722	1.95		1.95		0.87		41
Year ended 08/31/20	9.55	0.15	(0.99)	(0.84)	(0.41)	(0.25)	-	(0.66)	8.05	(9.22)	21,394	1.97		1.97		1.73		72
Year ended 08/31/19	9.09	0.21	0.49	0.70	(0.24)	-	-	(0.24)	9.55	7.89	39,088	2.00		2.00		2.30		41
Class Y
Six months ended 02/29/24	7.90	0.16	0.13	0.29	(0.16)	-	-	(0.16)	8.03	3.72	292,738	1.01	(d)	1.02	(d)	4.13	(d)	17
Year ended 08/31/23	8.33	0.29	(0.51)	(0.22)	(0.21)	-	-	(0.21)	7.90	(2.57)	301,210	0.96		0.96		3.64		78
Year ended 08/31/22	9.84	0.18	(1.46)	(1.28)	(0.13)	-	(0.10)	(0.23)	8.33	(13.20)	305,110	0.95		0.95		1.94		39
Year ended 08/31/21	8.03	0.17	1.82	1.99	(0.18)	-	-	(0.18)	9.84	25.08	347,456	0.95		0.95		1.87		41
Year ended 08/31/20	9.54	0.23	(0.99)	(0.76)	(0.50)	(0.25)	-	(0.75)	8.03	(8.34)	296,997	0.97		0.97		2.73		72
Year ended 08/31/19	9.08	0.30	0.49	0.79	(0.33)	-	-	(0.33)	9.54	8.98	389,619	1.00		1.00		3.30		41
Class R5
Six months ended 02/29/24	7.91	0.17	0.12	0.29	(0.16)	-	-	(0.16)	8.04	3.77	1,280	0.91	(d)	0.92	(d)	4.23	(d)	17
Year ended 08/31/23	8.33	0.29	(0.49)	(0.20)	(0.22)	-	-	(0.22)	7.91	(2.38)	1,303	0.89		0.89		3.71		78
Year ended 08/31/22	9.87	0.19	(1.49)	(1.30)	(0.13)	-	(0.11)	(0.24)	8.33	(13.41)	1,424	0.89		0.89		2.00		39
Year ended 08/31/21	8.05	0.17	1.83	2.00	(0.18)	-	-	(0.18)	9.87	25.21	3,504	0.89		0.89		1.93		41
Year ended 08/31/20	9.56	0.24	(1.00)	(0.76)	(0.50)	(0.25)	-	(0.75)	8.05	(8.27)	2,940	0.91		0.91		2.79		72
Year ended 08/31/19	9.11	0.31	0.48	0.79	(0.34)	-	-	(0.34)	9.56	8.98	4,517	0.90		0.90		3.40		41
Class R6
Six months ended 02/29/24	7.92	0.17	0.13	0.30	(0.17)	-	-	(0.17)	8.05	3.81	198,550	0.84	(d)	0.85	(d)	4.30	(d)	17
Year ended 08/31/23	8.35	0.30	(0.51)	(0.21)	(0.22)	-	-	(0.22)	7.92	(2.42)	196,972	0.82		0.82		3.78		78
Year ended 08/31/22	9.87	0.19	(1.47)	(1.28)	(0.13)	-	(0.11)	(0.24)	8.35	(13.14)	213,197	0.82		0.82		2.07		39
Year ended 08/31/21	8.05	0.18	1.83	2.01	(0.19)	-	-	(0.19)	9.87	25.33	243,338	0.80		0.80		2.02		41
Year ended 08/31/20	9.56	0.24	(0.99)	(0.75)	(0.51)	(0.25)	-	(0.76)	8.05	(8.17)	205,791	0.82		0.82		2.88		72
Year ended 08/31/19	9.11	0.32	0.48	0.80	(0.35)	-	-	(0.35)	9.56	9.08	137,183	0.81		0.81		3.49		41

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Real Estate Income Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco Global Real Estate Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not

12	Invesco Global Real Estate Income Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

13	Invesco Global Real Estate Income Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $16,353.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $1,921 in front-end sales commissions from the sale of Class A shares and $85 and $103 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $232 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14	Invesco Global Real Estate Income Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$8,993,762	$–	$8,993,762

Belgium	–	2,876,488	–	2,876,488

Canada	23,958,164	–	–	23,958,164

Cayman Islands	–	12,527,962	–	12,527,962

France	–	1,818,112	–	1,818,112

Germany	–	29,394,007	–	29,394,007

Hong Kong	–	22,895,749	–	22,895,749

Japan	–	34,688,755	–	34,688,755

Singapore	–	5,377,007	–	5,377,007

Spain	–	5,492,416	–	5,492,416

United Kingdom	–	22,213,355	–	22,213,355

United States	275,375,810	123,203,501	0	398,579,311

Money Market Funds	14,731,690	13,162,814	–	27,894,504

Total Investments	$314,065,664	$282,643,928	$0	$596,709,592

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,620.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$12,674,701	$16,470,612	$29,145,313

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $95,946,832 and $106,800,923, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$38,616,164

Aggregate unrealized (depreciation) of investments	(49,112,409)

Net unrealized appreciation (depreciation) of investments	$(10,496,245)

Cost of investments for tax purposes is $607,205,837.

15	Invesco Global Real Estate Income Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	357,338	$2,847,849	784,402	$6,219,838

Class C	13,816	107,607	28,186	220,521

Class Y	7,035,249	55,018,164	12,424,655	98,941,273

Class R5	23,945	190,230	16,810	134,803

Class R6	224,532	1,772,385	2,029,257	15,881,336

Issued as reinvestment of dividends:
Class A	182,515	1,449,988	235,482	1,838,951

Class C	4,544	36,198	6,984	54,587

Class Y	693,734	5,481,993	804,678	6,254,788

Class R5	3,329	26,270	4,302	33,482

Class R6	515,692	4,076,333	705,982	5,503,062

Automatic conversion of Class C shares to Class A shares:
Class A	31,789	248,415	145,994	1,139,001

Class C	(31,808)	(248,415)	(146,042)	(1,139,001)

Reacquired:
Class A	(1,376,402)	(10,816,992)	(3,269,658)	(25,766,521)

Class C	(57,382)	(463,422)	(165,030)	(1,316,679)

Class Y	(9,401,749)	(75,785,347)	(11,761,099)	(92,018,396)

Class R5	(32,714)	(258,064)	(27,254)	(211,931)

Class R6	(945,917)	(7,641,586)	(3,414,415)	(26,945,371)

Net increase (decrease) in share activity	(2,759,489)	$(23,958,394)	(1,596,766)	$(11,176,257)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 23% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

16	Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,035.80	$6.38	$1,018.60	$6.32	1.26%
Class C	1,000.00	1,031.90	10.15	1,014.87	10.07	2.01
Class Y	1,000.00	1,037.20	5.12	1,019.84	5.07	1.01
Class R5	1,000.00	1,037.70	4.61	1,020.34	4.57	0.91
Class R6	1,000.00	1,038.10	4.26	1,020.69	4.22	0.84

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Global Real Estate Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

18	Invesco Global Real Estate Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance

4	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.31%
Class C Shares	11.84
Class R Shares	12.14
Class Y Shares	12.45
Class R5 Shares	12.40
Class R6 Shares	12.44
S&P 500 Index▼ (Broad Market Index)	13.93
Russell 1000 Value Index▼ (Style-Specific Index)	9.27
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	12.02

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Value Index is an unmanaged index considered represenative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.41%
10 Years	8.01
5 Years	8.90
1 Year	8.88

Class C Shares
Inception (8/2/93)	9.43%
10 Years	8.00
5 Years	9.36
1 Year	13.37

Class R Shares
Inception (10/1/02)	8.91%
10 Years	8.35
5 Years	9.88
1 Year	14.93

Class Y Shares
Inception (10/19/04)	8.69%
10 Years	8.90
5 Years	10.43
1 Year	15.54

Class R5 Shares
Inception (6/1/10)	11.16%
10 Years	8.98
5 Years	10.49
1 Year	15.51

Class R6 Shares
Inception (9/24/12)	10.78%
10 Years	9.07
5 Years	10.58
1 Year	15.59

Effective June 1, 2010, Class A, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Growth and Income Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.87%
Aerospace & Defense-2.46%
RTX Corp.	669,244	$60,011,110
Textron, Inc.	442,511	39,414,455
		99,425,565

Air Freight & Logistics-1.16%
FedEx Corp.	188,166	46,847,689

Apparel Retail-0.70%
TJX Cos., Inc. (The)	285,119	28,266,698

Application Software-1.39%
Salesforce, Inc.(b)	181,172	55,949,537

Asset Management & Custody Banks-1.66%
KKR & Co., Inc., Class A	683,113	67,122,683

Automobile Manufacturers-1.20%
General Motors Co.	1,177,652	48,260,179

Broadline Retail-2.24%
Amazon.com, Inc.(b)	511,255	90,369,434

Building Products-1.83%
Johnson Controls International PLC	1,244,946	73,787,949

Cable & Satellite-0.76%
Comcast Corp., Class A	719,329	30,823,248

Cargo Ground Transportation-0.83%
J.B. Hunt Transport Services, Inc.(c)	162,290	33,482,050

Casinos & Gaming-1.04%
Las Vegas Sands Corp.	772,072	42,093,365

Communications Equipment-1.54%
Cisco Systems, Inc.	1,285,725	62,190,518

Consumer Finance-0.97%
American Express Co.	178,607	39,189,948

Distributors-1.00%
Genuine Parts Co.	271,758	40,562,599

Diversified Banks-8.74%
Bank of America Corp.	3,647,517	125,912,287
PNC Financial Services Group, Inc. (The)	397,839	58,561,901
Wells Fargo & Co.	3,029,822	168,427,805
		352,901,993

Electric Utilities-2.97%
American Electric Power Co., Inc.	484,316	41,258,880
FirstEnergy Corp.	901,458	33,002,378
PPL Corp.	1,730,801	45,641,222
		119,902,480

Electrical Components & Equipment-1.00%
Emerson Electric Co.	377,853	40,373,593

	Shares	Value
Electronic Manufacturing Services-0.99%
TE Connectivity Ltd.	279,178	$40,078,794

Fertilizers & Agricultural Chemicals-0.74%
Corteva, Inc.	558,679	29,900,500

Food Distributors-2.34%
Sysco Corp.	676,831	54,803,006
US Foods Holding Corp.(b)	781,829	39,709,095
		94,512,101

Gold-0.62%
Barrick Gold Corp. (Canada)	1,700,036	24,922,528

Health Care Equipment-2.58%
GE HealthCare Technologies, Inc.	424,238	38,724,445
Medtronic PLC	784,347	65,383,166
		104,107,611

Health Care Facilities-0.71%
Universal Health Services, Inc., Class B	170,573	28,495,925

Health Care Services-2.28%
Cigna Group (The)	156,984	52,768,602
CVS Health Corp.	528,647	39,315,477
		92,084,079

Industrial Machinery & Supplies & Components–2.62%
Parker-Hannifin Corp.	136,429	73,050,908
Stanley Black & Decker, Inc.	367,647	32,827,201
		105,878,109

Insurance Brokers–1.79%
Willis Towers Watson PLC	265,444	72,362,689

Integrated Oil & Gas–5.45%
Chevron Corp.(c)	391,595	59,526,356
Exxon Mobil Corp.	816,218	85,311,105
Shell PLC (Netherlands)	1,198,107	37,057,223
Suncor Energy, Inc. (Canada)(c)	1,110,434	38,153,143
		220,047,827

Interactive Media & Services–3.43%
Alphabet, Inc., Class A(b)	641,167	88,775,983
Meta Platforms, Inc., Class A	101,694	49,843,280
		138,619,263

Investment Banking & Brokerage–3.04%
Charles Schwab Corp. (The)	787,092	52,562,004
Goldman Sachs Group, Inc. (The)	180,242	70,123,150
		122,685,154

IT Consulting & Other Services–1.39%
Cognizant Technology Solutions Corp., Class A	707,965	55,943,394

Managed Health Care–2.84%
Centene Corp.(b)	702,841	55,123,819
Elevance Health, Inc.	62,887	31,522,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Growth and Income Fund

	Shares	Value
Managed Health Care–(continued)
Humana, Inc.	80,324	$28,139,104
		114,785,032

Movies & Entertainment–1.45%
Walt Disney Co. (The)	526,122	58,704,693

Multi-line Insurance–1.90%
American International Group, Inc.	1,053,812	76,812,357

Oil & Gas Exploration & Production–2.30%
ConocoPhillips	825,930	92,950,162

Oil & Gas Refining & Marketing–0.79%
Phillips 66	222,750	31,744,102

Packaged Foods & Meats–1.03%
Kraft Heinz Co. (The)	1,180,042	41,631,882

Pharmaceuticals–7.07%
Bristol-Myers Squibb Co.	1,020,074	51,768,755
GSK PLC	1,694,081	35,437,530
Johnson & Johnson	469,757	75,809,385
Merck & Co., Inc.	370,439	47,101,319
Pfizer, Inc.	1,062,161	28,210,996
Sanofi S.A.	496,550	47,328,431
		285,656,416

Property & Casualty Insurance–1.16%
Allstate Corp. (The)	293,385	46,800,775

Rail Transportation–2.01%
CSX Corp.	1,401,034	53,155,230
Norfolk Southern Corp.	110,695	28,047,899
		81,203,129

Real Estate Services–2.48%
CBRE Group, Inc., Class A(b)	1,090,974	100,249,601

Regional Banks–1.17%
Citizens Financial Group, Inc.	1,502,253	47,155,722

Semiconductor Materials & Equipment–1.02%
Lam Research Corp.	43,685	40,987,451

Semiconductors–3.59%
Intel Corp.	1,339,175	57,651,484
Micron Technology, Inc.	487,954	44,213,512
NXP Semiconductors N.V. (China)	173,162	43,243,746
		145,108,742

	Shares	Value

Specialty Chemicals–1.70%
DuPont de Nemours, Inc.	594,055	$41,102,665
PPG Industries, Inc.	193,231	27,361,510
		68,464,175

Systems Software–1.33%
Oracle Corp.	480,653	53,679,327

Tobacco–1.62%
Philip Morris International, Inc.	724,935	65,215,153

Trading Companies & Distributors–1.65%
Ferguson PLC	315,117	66,631,490

Transaction & Payment Processing Services–1.74%
Fiserv, Inc.(b)	471,386	70,363,788

Wireless Telecommunication Services–1.55%
T-Mobile US, Inc.	383,148	62,568,068
Total Common Stocks & Other Equity Interests (Cost $2,807,884,761)		3,951,899,567

Money Market Funds–1.96%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	27,647,861	27,647,861

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(e)	19,743,248	19,753,119

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(e)	31,597,555	31,597,555

Total Money Market Funds (Cost $78,996,886)		78,998,535
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $2,886,881,647)		4,030,898,102

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.01%
Invesco Private Government Fund, 5.29%(d)(e)(f)	22,759,820	22,759,820

Invesco Private Prime Fund, 5.49%(d)(e)(f)	58,496,006	58,525,254

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,288,185)		81,285,074

TOTAL INVESTMENTS IN SECURITIES–101.84% (Cost $2,968,169,832)		4,112,183,176

OTHER ASSETS LESS LIABILITIES–(1.84)%		(74,283,607)

NET ASSETS–100.00%		$4,037,899,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Growth and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,782,759	$118,782,120	$(116,917,018)	$-	$-	$27,647,861	$666,453
Invesco Liquid Assets Portfolio, Institutional Class	18,413,442	84,844,372	(83,512,155)	1,649	5,811	19,753,119	490,645
Invesco Treasury Portfolio, Institutional Class	29,466,010	135,750,995	(133,619,450)	-	-	31,597,555	760,184
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,200,912	158,429,092	(136,870,184)	-	-	22,759,820	210,792*
Invesco Private Prime Fund	3,088,061	339,582,004	(284,161,990)	(3,111)	20,290	58,525,254	562,528*
Total	$77,951,184	$837,388,583	$(755,080,797)	$(1,462)	$26,101	$160,283,609	$2,690,602

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive

Currency Risk

03/05/2024	Bank of New York Mellon (The)	EUR	35,081,327	USD	38,122,913	$205,560

03/05/2024	State Street Bank & Trust Co.	CAD	39,887,393	USD	29,762,115	369,840

03/05/2024	State Street Bank & Trust Co.	EUR	1,120,962	USD	1,213,207	1,625

03/05/2024	State Street Bank & Trust Co.	GBP	43,326,802	USD	55,125,386	433,706

03/05/2024	State Street Bank & Trust Co.	USD	3,402,619	EUR	3,154,404	6,791

03/05/2024	State Street Bank & Trust Co.	USD	910,713	GBP	722,634	1,472

04/05/2024	State Street Bank & Trust Co.	CAD	37,768,637	USD	27,949,233	105,501

04/05/2024	State Street Bank & Trust Co.	EUR	33,047,885	USD	35,924,968	160,294

04/05/2024	State Street Bank & Trust Co.	GBP	43,270,443	USD	54,925,596	294,775

Subtotal–Appreciation						1,579,564

Currency Risk

03/05/2024	State Street Bank & Trust Co.	GBP	666,275	USD	839,296	(1,747)

03/05/2024	State Street Bank & Trust Co.	USD	29,505,676	CAD	39,887,393	(113,400)

03/05/2024	State Street Bank & Trust Co.	USD	35,878,437	EUR	33,047,885	(158,912)

03/05/2024	State Street Bank & Trust Co.	USD	54,914,519	GBP	43,270,443	(293,981)

Subtotal–Depreciation						(568,040)

Total Forward Foreign Currency Contracts						$1,011,524

Abbreviations:

CAD –Canadian Dollar

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Financials	22.18%

Health Care	15.48

Industrials	13.56

Information Technology	11.24

Energy	8.54

Communication Services	7.20

Consumer Discretionary	6.18

Consumer Staples	4.99

Materials	3.05

Utilities	2.97

Real Estate	2.48

Money Market Funds Plus Other Assets Less Liabilities	2.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,807,884,761)*	$3,951,899,567

Investments in affiliated money market funds, at value (Cost $160,285,071)	160,283,609

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,579,564

Foreign currencies, at value (Cost $4,624)	4,620

Receivable for:
Investments sold	4,745,673

Fund shares sold	1,207,395

Dividends	10,872,270

Investment for trustee deferred compensation and retirement plans	520,222

Other assets	92,969

Total assets	4,131,205,889

Liabilities:

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	568,040

Payable for:
Investments purchased	4,241,567

Fund shares reacquired	4,957,444

Collateral upon return of securities loaned	81,288,185

Accrued fees to affiliates	1,463,922

Accrued trustees’ and officers’ fees and benefits	2,635

Accrued other operating expenses	215,140

Trustee deferred compensation and retirement plans	569,387

Total liabilities	93,306,320

Net assets applicable to shares outstanding	$4,037,899,569

Net assets consist of:

Shares of beneficial interest	$2,806,034,533

Distributable earnings	1,231,865,036

$4,037,899,569

Net Assets:

Class A	$2,548,564,336

Class C	$30,194,952

Class R	$57,126,079

Class Y	$351,647,530

Class R5	$242,065,461

Class R6	$808,301,211

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	119,946,869

Class C	1,455,184

Class R	2,683,356

Class Y	16,536,196

Class R5	11,362,801

Class R6	37,940,149

Class A:
Net asset value per share	$21.25

Maximum offering price per share (Net asset value of $21.25 ÷ 94.50%)	$22.49

Class C:
Net asset value and offering price per share	$20.75

Class R:
Net asset value and offering price per share	$21.29

Class Y:
Net asset value and offering price per share	$21.27

Class R5:
Net asset value and offering price per share	$21.30

Class R6:
Net asset value and offering price per share	$21.30

*	At February 29, 2024, securities with an aggregate value of $79,218,120 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $174,563)	$41,231,335

Dividends from affiliated money market funds (includes net securities lending income of $51,424)	1,968,706

Total investment income	43,200,041

Expenses:

Advisory fees	6,949,247

Administrative services fees	269,833

Custodian fees	15,821

Distribution fees:
Class A	3,002,436

Class C	145,446

Class R	134,246

Transfer agent fees - A, C, R and Y	2,063,960

Transfer agent fees - R5	112,324

Transfer agent fees - R6	122,124

Trustees’ and officers’ fees and benefits	30,325

Registration and filing fees	63,710

Reports to shareholders	481,634

Professional services fees	50,305

Other	49,607

Total expenses	13,491,018

Less: Fees waived and/or expense offset arrangement(s)	(56,883)

Net expenses	13,434,135

Net investment income	29,765,906

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	196,277,509

Affiliated investment securities	26,101

Foreign currencies	43,024

Forward foreign currency contracts	1,717,825

198,064,459

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	228,545,812

Affiliated investment securities	(1,462)

Foreign currencies	(1,789)

Forward foreign currency contracts	499,599

229,042,160

Net realized and unrealized gain	427,106,619

Net increase in net assets resulting from operations	$456,872,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:

Net investment income	$29,765,906	$70,305,122

Net realized gain	198,064,459	413,678,602

Change in net unrealized appreciation (depreciation)	229,042,160	(156,674,314)

Net increase in net assets resulting from operations	456,872,525	327,309,410

Distributions to shareholders from distributable earnings:

Class A	(283,736,211)	(278,048,140)

Class C	(3,378,162)	(3,399,405)

Class R	(6,253,258)	(5,572,665)

Class Y	(40,443,961)	(47,847,695)

Class R5	(26,418,823)	(46,057,592)

Class R6	(96,516,178)	(92,701,026)

Total distributions from distributable earnings	(456,746,593)	(473,626,523)

Share transactions–net:

Class A	109,561,614	25,839,646

Class C	429,788	(1,406,441)

Class R	3,758,781	3,617,666

Class Y	2,186,633	(59,848,236)

Class R5	(87,759,428)	(52,597,046)

Class R6	5,358,033	(104,881,583)

Net increase (decrease) in net assets resulting from share transactions	33,535,421	(189,275,994)

Net increase (decrease) in net assets	33,661,353	(335,593,107)

Net assets:

Beginning of period	4,004,238,216	4,339,831,323

End of period	$4,037,899,569	$4,004,238,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$21.37	$0.15	$2.29	$2.44	$(0.18)	$(2.38)	$(2.56)	$21.25	12.31%		$2,548,564	0.81	%(d)	0.81	%(d)	1.43	%(d)	13%
Year ended 08/31/23	22.20	0.33	1.36	1.69	(0.38)	(2.14)	(2.52)	21.37	8.00		2,438,756	0.79		0.79		1.57		21
Year ended 08/31/22	28.10	0.32	(1.13)	(0.81)	(0.29)	(4.80)	(5.09)	22.20	(3.90)		2,499,911	0.78		0.78		1.28		23
Year ended 08/31/21	20.01	0.30	8.63	8.93	(0.35)	(0.49)	(0.84)	28.10	45.62		2,844,145	0.80		0.80		1.22		33
Year ended 08/31/20	22.89	0.41	(1.24)	(0.83)	(0.44)	(1.61)	(2.05)	20.01	(4.39)		2,609,002	0.81		0.81		1.97		26
Year ended 08/31/19	27.50	0.44	(2.02)	(1.58)	(0.43)	(2.60)	(3.03)	22.89	(4.99)		3,386,466	0.81		0.81		1.84		23
Class C
Six months ended 02/29/24	20.93	0.07	2.23	2.30	(0.10)	(2.38)	(2.48)	20.75	11.84		30,195	1.56	(d)	1.56	(d)	0.68	(d)	13
Year ended 08/31/23	21.77	0.18	1.33	1.51	(0.21)	(2.14)	(2.35)	20.93	7.25	(e)	29,875	1.52	(e)	1.52	(e)	0.84	(e)	21
Year ended 08/31/22	27.69	0.13	(1.09)	(0.96)	(0.16)	(4.80)	(4.96)	21.77	(4.58	)(e)	32,497	1.52	(e)	1.52	(e)	0.54	(e)	23
Year ended 08/31/21	19.73	0.12	8.51	8.63	(0.18)	(0.49)	(0.67)	27.69	44.53	(e)	39,357	1.50	(e)	1.50	(e)	0.52	(e)	33
Year ended 08/31/20	22.57	0.25	(1.20)	(0.95)	(0.28)	(1.61)	(1.89)	19.73	(5.05)		38,808	1.56		1.56		1.22		26
Year ended 08/31/19	27.15	0.27	(2.00)	(1.73)	(0.25)	(2.60)	(2.85)	22.57	(5.67	)(e)	76,522	1.53	(e)	1.53	(e)	1.12	(e)	23
Class R
Six months ended 02/29/24	21.41	0.12	2.29	2.41	(0.15)	(2.38)	(2.53)	21.29	12.14		57,126	1.06	(d)	1.06	(d)	1.18	(d)	13
Year ended 08/31/23	22.23	0.28	1.36	1.64	(0.32)	(2.14)	(2.46)	21.41	7.75		53,250	1.04		1.04		1.32		21
Year ended 08/31/22	28.13	0.25	(1.13)	(0.88)	(0.22)	(4.80)	(5.02)	22.23	(4.14)		51,354	1.03		1.03		1.03		23
Year ended 08/31/21	20.03	0.24	8.64	8.88	(0.29)	(0.49)	(0.78)	28.13	45.26		60,808	1.05		1.05		0.97		33
Year ended 08/31/20	22.90	0.36	(1.23)	(0.87)	(0.39)	(1.61)	(2.00)	20.03	(4.60)		61,342	1.06		1.06		1.72		26
Year ended 08/31/19	27.52	0.38	(2.03)	(1.65)	(0.37)	(2.60)	(2.97)	22.90	(5.27)		84,224	1.06		1.06		1.59		23
Class Y
Six months ended 02/29/24	21.39	0.17	2.29	2.46	(0.20)	(2.38)	(2.58)	21.27	12.45		351,648	0.56	(d)	0.56	(d)	1.68	(d)	13
Year ended 08/31/23	22.22	0.39	1.35	1.74	(0.43)	(2.14)	(2.57)	21.39	8.28		349,894	0.54		0.54		1.82		21
Year ended 08/31/22	28.12	0.38	(1.12)	(0.74)	(0.36)	(4.80)	(5.16)	22.22	(3.63)		427,166	0.53		0.53		1.53		23
Year ended 08/31/21	20.03	0.36	8.63	8.99	(0.41)	(0.49)	(0.90)	28.12	45.94		517,664	0.55		0.55		1.47		33
Year ended 08/31/20	22.91	0.47	(1.24)	(0.77)	(0.50)	(1.61)	(2.11)	20.03	(4.12)		477,858	0.56		0.56		2.22		26
Year ended 08/31/19	27.53	0.50	(2.03)	(1.53)	(0.49)	(2.60)	(3.09)	22.91	(4.78)		938,866	0.56		0.56		2.09		23
Class R5
Six months ended 02/29/24	21.43	0.18	2.28	2.46	(0.21)	(2.38)	(2.59)	21.30	12.40		242,065	0.51	(d)	0.51	(d)	1.73	(d)	13
Year ended 08/31/23	22.25	0.40	1.36	1.76	(0.44)	(2.14)	(2.58)	21.43	8.36		329,238	0.49		0.49		1.87		21
Year ended 08/31/22	28.16	0.39	(1.13)	(0.74)	(0.37)	(4.80)	(5.17)	22.25	(3.62)		397,345	0.48		0.48		1.58		23
Year ended 08/31/21	20.06	0.38	8.64	9.02	(0.43)	(0.49)	(0.92)	28.16	46.04		438,989	0.47		0.47		1.55		33
Year ended 08/31/20	22.94	0.49	(1.24)	(0.75)	(0.52)	(1.61)	(2.13)	20.06	(4.03)		443,315	0.48		0.48		2.30		26
Year ended 08/31/19	27.56	0.52	(2.03)	(1.51)	(0.51)	(2.60)	(3.11)	22.94	(4.70)		746,385	0.48		0.48		2.17		23
Class R6
Six months ended 02/29/24	21.43	0.19	2.28	2.47	(0.22)	(2.38)	(2.60)	21.30	12.44		808,301	0.44	(d)	0.44	(d)	1.80	(d)	13
Year ended 08/31/23	22.25	0.41	1.37	1.78	(0.46)	(2.14)	(2.60)	21.43	8.45		803,225	0.42		0.42		1.94		21
Year ended 08/31/22	28.16	0.41	(1.13)	(0.72)	(0.39)	(4.80)	(5.19)	22.25	(3.55)		931,558	0.41		0.41		1.65		23
Year ended 08/31/21	20.06	0.39	8.65	9.04	(0.45)	(0.49)	(0.94)	28.16	46.16		1,102,312	0.40		0.40		1.62		33
Year ended 08/31/20	22.94	0.50	(1.23)	(0.73)	(0.54)	(1.61)	(2.15)	20.06	(3.93)		1,147,101	0.39		0.39		2.39		26
Year ended 08/31/19	27.57	0.54	(2.04)	(1.50)	(0.53)	(2.60)	(3.13)	22.94	(4.64)		1,494,527	0.38		0.38		2.27		23

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.99%, 0.95% and 0.96% for the years ended August 31, 2023, 2022, 2021 and 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Growth and Income Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is total return through growth of capital and current income.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Growth and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Growth and Income Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $1,295 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

 For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

 The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

 Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

14	Invesco Growth and Income Fund

 For the six months ended February 29, 2024, the Adviser waived advisory fees of $38,492.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,that may be paid by any class of shares of each Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $111,799 in front-end sales commissions from the sale of Class A shares and $4,626 and $1,811 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 For the six months ended February 29, 2024, the Fund incurred $133,767 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,832,076,383	$119,823,184	$–	$3,951,899,567

Money Market Funds	78,998,535	81,285,074	–	160,283,609

Total Investments in Securities	3,911,074,918	201,108,258	–	4,112,183,176

Other Investments - Assets*

Forward Foreign Currency Contracts	–	1,579,564	–	1,579,564

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(568,040)	–	(568,040)

Total Other Investments	–	1,011,524	–	1,011,524

Total Investments	$3,911,074,918	$202,119,782	$–	$4,113,194,700

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

15	Invesco Growth and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,579,564

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$1,579,564

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(568,040)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(568,040)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$205,560	$–	$205,560	$–	$–	$205,560

State Street Bank & Trust Co.	1,374,004	(568,040)	805,964	–	–	805,964

Total	$1,579,564	$(568,040)	$1,011,524	$–	$–	$1,011,524

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$1,717,825

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	499,599

Total	$2,217,424

 The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$306,350,061

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,391.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16	Invesco Growth and Income Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund did not have a capital loss carryforward as of August 31, 2023.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $508,311,864 and $898,738,283, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,161,501,817

Aggregate unrealized (depreciation) of investments	(59,093,712)

Net unrealized appreciation of investments	$1,102,408,105

 Cost of investments for tax purposes is $3,010,786,595.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	2,897,572	$59,882,860	6,512,241	$137,726,084

Class C	115,587	2,343,550	202,980	4,219,088

Class R	197,382	4,099,065	435,161	9,229,043

Class Y	1,027,618	21,209,324	1,926,465	41,000,744

Class R5	579,454	12,060,344	2,647,866	56,189,087

Class R6	3,420,635	70,833,140	5,583,013	118,227,446

Issued as reinvestment of dividends:
Class A	13,841,977	274,396,345	12,265,034	255,845,495

Class C	168,814	3,271,719	155,470	3,182,844

Class R	314,705	6,253,218	266,590	5,572,630

Class Y	1,861,535	36,923,374	1,866,983	38,941,820

Class R5	1,325,168	26,333,846	2,201,109	45,983,255

Class R6	4,847,484	96,328,800	4,382,001	91,494,780

Automatic conversion of Class C shares to Class A shares:
Class A	87,491	1,801,338	122,711	2,600,775

Class C	(89,432)	(1,801,338)	(125,190)	(2,600,775)

Reacquired:
Class A	(10,983,148)	(226,518,929)	(17,416,247)	(370,332,708)

Class C	(167,488)	(3,384,143)	(298,550)	(6,207,598)

Class R	(315,994)	(6,593,502)	(524,669)	(11,184,007)

Class Y	(2,710,410)	(55,946,065)	(6,662,982)	(139,790,800)

Class R5	(5,906,961)	(126,153,618)	(7,340,237)	(154,769,388)

Class R6	(7,815,240)	(161,803,907)	(14,341,749)	(314,603,809)

Net increase (decrease) in share activity	2,696,749	$33,535,421	(8,142,000)	$(189,275,994)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,123.10	$4.28	$1,020.84	$4.07	0.81%
Class C	1,000.00	1,118.40	8.22	1,017.11	7.82	1.56
Class R	1,000.00	1,121.40	5.59	1,019.59	5.32	1.06
Class Y	1,000.00	1,124.50	2.96	1,022.08	2.82	0.56
Class R5	1,000.00	1,124.00	2.69	1,022.33	2.56	0.51
Class R6	1,000.00	1,124.40	2.32	1,022.68	2.21	0.44

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Growth and Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	3,109,848,785.61	65,706,470.15
Carol Deckbar	3,109,186,378.07	66,368,877.70
Cynthia Hostetler	3,108,148,647.37	67,406,608.40
Dr. Eli Jones	3,106,962,123.35	68,593,132.42
Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
James Liddy	3,108,418,832.17	67,136,423.60
Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
Joel W. Motley	3,104,496,522.60	71,058,733.17
Teresa M. Ressel	3,109,248,693.76	66,306,562.01
Douglas Sharp	3,108,681,578.09	66,873,677.67
Robert C. Troccoli	3,104,038,320.81	71,516,934.96
Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

19	Invesco Growth and Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-GRI-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Income Advantage U.S. Fund

Nasdaq:

A: SCAUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX ∎ Investor: SCNUX ∎ R5: SCIUX ∎ R6: SLESX

2	Fund Performance
4	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
22	Fund Expenses
23	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.85%
Class C Shares	9.34
Class R Shares	9.75
Class Y Shares	9.96
Investor Class Shares	9.93
Class R5 Shares	9.99
Class R6 Shares	9.89
S&P 500 Index▼ (Broad Market/Style-Specific Index)	13.93
Lipper Equity Income Funds Index∎ (Peer Group Index)	8.98

Source(s): ▼RIMES Technologies Corp.;∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Income Advantage U.S. Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.72%
10 Years	4.46
5 Years	4.13
1 Year	14.62

Class C Shares
Inception (3/31/06)	4.70%
10 Years	4.42
5 Years	4.53
1 Year	19.29

Class R Shares
Inception (3/31/06)	4.80%
10 Years	4.79
5 Years	5.06
1 Year	20.94

Class Y Shares
Inception (10/3/08)	7.31%
10 Years	5.31
5 Years	5.58
1 Year	21.52

Investor Class Shares
Inception (4/25/08)	5.13%
10 Years	5.05
5 Years	5.34
1 Year	21.35

Class R5 Shares
Inception (3/31/06)	5.42%
10 Years	5.47
5 Years	5.72
1 Year	21.58

Class R6 Shares
10 Years	5.32%
5 Years	5.70
1 Year	21.46

Effective July 15, 2021, Invesco Low Volatility Equity Yield Fund was renamed Invesco Income Advantage U.S. Fund. The Fund’s strategy also changed to invest in equity-linked notes and focus on factor based equity exposures, therefore results prior to July 15, 2021, reflect the performance of the Fund’s prior strategy.

 Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Income Advantage U.S. Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–73.39%
Advertising–0.06%

Omnicom Group, Inc.	602	$ 53,211

Trade Desk, Inc. (The), Class A(b)	718	61,339

		114,550

Aerospace & Defense–0.97%

Boeing Co. (The)(b)	513	104,508

General Dynamics Corp.	1,268	346,481

L3Harris Technologies, Inc.	418	88,474

Lockheed Martin Corp.	1,159	496,330

Northrop Grumman Corp.	623	287,215

RTX Corp.	2,918	261,657

TransDigm Group, Inc.	152	179,017

		1,763,682

Agricultural & Farm Machinery–0.15%

Deere & Co.	771	281,454

Agricultural Products & Services–0.03%

Archer-Daniels-Midland Co.	1,041	55,288

Air Freight & Logistics–0.33%
Expeditors International of Washington, Inc.	1,111	132,876

FedEx Corp.	882	219,591

United Parcel Service, Inc., Class B	1,630	241,664

		594,131

Apparel Retail–0.22%

Ross Stores, Inc.	513	76,417

TJX Cos., Inc. (The)	3,266	323,791

		400,208

Apparel, Accessories & Luxury Goods–0.11%

lululemon athletica, inc.(b)	423	197,579

Application Software–1.83%

Adobe, Inc.(b)	1,906	1,067,894

ANSYS, Inc.(b)	72	24,060

Autodesk, Inc.(b)	389	100,428

Cadence Design Systems, Inc.(b)	808	245,939

Datadog, Inc., Class A(b)	618	81,242

HubSpot, Inc.(b)	40	24,752

Intuit, Inc.	478	316,862

Palantir Technologies, Inc., Class A(b)	6,054	151,834

Roper Technologies, Inc.	650	354,075

Salesforce, Inc.(b)	1,537	474,656

Splunk, Inc.(b)(c)	439	68,581

Synopsys, Inc.(b)	413	236,951

Workday, Inc., Class A(b)	471	138,785

Zoom Video Communications, Inc., Class A(b)	599	42,367

		3,328,426

Asset Management & Custody Banks–0.47%

Ameriprise Financial, Inc.	175	71,288

Bank of New York Mellon Corp. (The)	3,302	185,209

	Shares	Value
Asset Management & Custody Banks–(continued)

BlackRock, Inc.	122	$ 98,984

Blackstone, Inc., Class A	1,795	229,437

KKR & Co., Inc., Class A	572	56,205

Northern Trust Corp.	779	63,979

State Street Corp.	1,225	90,319

T. Rowe Price Group, Inc.	463	52,481

		847,902

Automobile Manufacturers–1.09%

Ford Motor Co.	25,037	311,460

General Motors Co.	18,379	753,171

Tesla, Inc.(b)	4,578	924,207

		1,988,838

Automotive Parts & Equipment–0.04%

Aptiv PLC(b)	1,032	82,034

Automotive Retail–0.28%

AutoZone, Inc.(b)(c)	66	198,397

O’Reilly Automotive, Inc.(b)	294	319,702

		518,099

Biotechnology–1.72%

AbbVie, Inc.	5,182	912,291

Amgen, Inc.(c)	2,519	689,778

Biogen, Inc.(b)	287	62,276

BioMarin Pharmaceutical, Inc.(b)(c)	157	13,546

BioNTech SE, ADR (Germany)(b)	2,266	201,583

Gilead Sciences, Inc.	5,137	370,378

Incyte Corp.(b)	791	46,163

Moderna, Inc.(b)	560	51,654

Regeneron Pharmaceuticals, Inc.(b)	390	376,775

Vertex Pharmaceuticals, Inc.(b)	985	414,429

		3,138,873

Broadcasting–0.06%

Fox Corp., Class A	3,486	103,848

Broadline Retail–2.39%

Amazon.com, Inc.(b)	22,625	3,999,195

Coupang, Inc. (South Korea)(b)(c)	2,100	38,892

eBay, Inc.	3,378	159,712

MercadoLibre, Inc. (Brazil)(b)	104	165,911

		4,363,710

Building Products–0.21%

Carrier Global Corp.	2,232	124,055

Johnson Controls International PLC	1,599	94,773

Trane Technologies PLC	584	164,670

		383,498

Cable & Satellite–0.66%

Charter Communications, Inc., Class A(b)(c)	555	163,131

Comcast Corp., Class A	24,246	1,038,941

Sirius XM Holdings, Inc.(c)	548	2,422

		1,204,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Income Advantage U.S. Fund

	Shares	Value
Cargo Ground Transportation–0.08%

Old Dominion Freight Line, Inc.	334	$ 147,788

Casinos & Gaming–0.02%

Las Vegas Sands Corp.	636	34,675

Commodity Chemicals–0.13%

Dow, Inc.	2,356	131,653

LyondellBasell Industries N.V., Class A	1,028	103,088

		234,741

Communications Equipment–0.79%

Arista Networks, Inc.(b)	510	141,545

Cisco Systems, Inc.	19,026	920,288

Motorola Solutions, Inc.	1,126	372,019

		1,433,852

Computer & Electronics Retail–0.04%

Best Buy Co., Inc.(c)	843	68,182

Construction Machinery & Heavy Transportation Equipment– 0.73%

Caterpillar, Inc.	2,498	834,232

Cummins, Inc.	625	167,881

PACCAR, Inc.	2,954	327,569

		1,329,682

Construction Materials–0.09%

Martin Marietta Materials, Inc.	112	64,704

Vulcan Materials Co.	384	102,086

		166,790

Consumer Electronics–0.10%

Garmin Ltd.	1,291	177,319

Consumer Finance–0.43%

American Express Co.	1,701	373,233

Capital One Financial Corp.	1,501	206,553

Discover Financial Services	1,681	202,897

		782,683

Consumer Staples Merchandise Retail–1.22%

Costco Wholesale Corp.	1,336	993,837

Dollar General Corp.	186	27,028

Dollar Tree, Inc.(b)	186	27,283

Target Corp.	1,310	200,325

Walmart, Inc.	16,494	966,713

		2,215,186

Copper–0.06%

Freeport-McMoRan, Inc.	2,788	105,414

Southern Copper Corp. (Mexico)(c)	72	5,822

		111,236

Data Center REITs–0.17%

Digital Realty Trust, Inc.(c)	506	74,286

Equinix, Inc.	262	232,871

		307,157

Distillers & Vintners–0.08%

Brown-Forman Corp., Class B(c)	344	20,719

Constellation Brands, Inc., Class A	513	127,491

		148,210

	Shares	Value
Distributors–0.04%

Genuine Parts Co.	524	$ 78,212

Diversified Banks–2.23%

Bank of America Corp.	21,626	746,529

Citigroup, Inc.	11,757	652,396

Fifth Third Bancorp	1,679	57,657

JPMorgan Chase & Co.	7,960	1,481,038

NU Holdings Ltd., Class A (Brazil)(b)(c)	17,479	193,667

PNC Financial Services Group, Inc. (The)	878	129,242

U.S. Bancorp	2,970	124,621

Wells Fargo & Co.	12,169	676,475

		4,061,625

Diversified Financial Services–0.05%

Apollo Global Management, Inc.	891	99,614

Diversified Support Services–0.15%

Cintas Corp.	295	185,440

Copart, Inc.(b)	1,498	79,619

		265,059

Drug Retail–0.02%

Walgreens Boots Alliance, Inc.	1,563	33,229

Electric Utilities–1.12%

American Electric Power Co., Inc.	1,479	125,996

Avangrid, Inc.	59	1,837

Constellation Energy Corp.	972	163,733

Duke Energy Corp.	3,720	341,608

Edison International	1,465	99,649

Entergy Corp.	1,029	104,515

Eversource Energy	1,215	71,320

Exelon Corp.	2,752	98,632

FirstEnergy Corp.	2,021	73,989

NextEra Energy, Inc.	6,246	344,717

PG&E Corp.	3,255	54,326

PPL Corp.	4,908	129,424

Southern Co. (The)	4,036	271,421

Xcel Energy, Inc.	3,061	161,284

		2,042,451

Electrical Components & Equipment–0.33%

AMETEK, Inc.	481	86,666

Eaton Corp. PLC	1,183	341,887

Emerson Electric Co.	1,009	107,812

Rockwell Automation, Inc.	247	70,415

		606,780

Electronic Components–0.28%

Amphenol Corp., Class A	4,150	453,346

Corning, Inc.	1,633	52,648

		505,994

Electronic Equipment & Instruments–0.06%

Keysight Technologies, Inc.(b)	621	95,820

Zebra Technologies Corp., Class A(b)	44	12,297

		108,117

Electronic Manufacturing Services–0.09%

TE Connectivity Ltd.	1,105	158,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Income Advantage U.S. Fund

	Shares	Value
Environmental & Facilities Services–0.45%

Republic Services, Inc.	1,375	$ 252,450

Waste Connections, Inc.	1,178	196,066

Waste Management, Inc.	1,824	375,106

		823,622

Fertilizers & Agricultural Chemicals–0.04%

Corteva, Inc.	1,257	67,275

Financial Exchanges & Data–0.58%

CME Group, Inc., Class A	1,468	323,474

Intercontinental Exchange, Inc.	1,589	219,949

Moody’s Corp.	294	111,549

MSCI, Inc.	145	81,341

Nasdaq, Inc.	1,270	71,374

S&P Global, Inc.	581	248,889

		1,056,576

Food Distributors–0.04%

Sysco Corp.	838	67,853

Food Retail–0.09%

Kroger Co. (The)	3,366	166,987

Footwear–0.06%

NIKE, Inc., Class B	1,000	103,930

Gold–0.02%

Newmont Corp.	965	30,156

Health Care Distributors–0.28%

Cardinal Health, Inc.	978	109,516

Cencora, Inc.	511	120,392

McKesson Corp.	551	287,297

		517,205

Health Care Equipment–1.26%

Abbott Laboratories	3,752	445,137

Baxter International, Inc.	424	17,350

Becton, Dickinson and Co.	1,179	277,714

Boston Scientific Corp.(b)	4,347	287,815

DexCom, Inc.(b)	653	75,141

Edwards Lifesciences Corp.(b)	501	42,520

GE HealthCare Technologies, Inc.	760	69,373

IDEXX Laboratories, Inc.(b)	191	109,869

Intuitive Surgical, Inc.(b)	669	257,966

Medtronic PLC	4,109	342,526

ResMed, Inc.	124	21,541

STERIS PLC	191	44,486

Stryker Corp.	801	279,605

Zimmer Biomet Holdings, Inc.	176	21,887

		2,292,930

Health Care Facilities–0.16%

HCA Healthcare, Inc.	957	298,297

Health Care REITs–0.07%

Ventas, Inc.	922	38,991

Welltower, Inc.	1,006	92,713

		131,704

Health Care Services–0.66%

Cigna Group (The)	1,609	540,849

	Shares	Value
Health Care Services–(continued)

CVS Health Corp.	7,189	$ 534,646

Laboratory Corp. of America Holdings	347	74,893

Quest Diagnostics, Inc.	400	49,956

		1,200,344

Health Care Supplies–0.03%

Align Technology, Inc.(b)	153	46,270

Health Care Technology–0.03%

Veeva Systems, Inc., Class A(b)	284	64,045

Home Improvement Retail–0.92%

Home Depot, Inc. (The)	3,184	1,211,862

Lowe’s Cos., Inc.	1,931	464,734

		1,676,596

Homebuilding–0.27%

D.R. Horton, Inc.	1,647	246,128

Lennar Corp., Class A	1,601	253,774

		499,902

Hotels, Resorts & Cruise Lines–0.54%

Airbnb, Inc., Class A(b)	1,258	198,097

Booking Holdings, Inc.(b)	140	485,636

Expedia Group, Inc.(b)	497	68,000

Hilton Worldwide Holdings, Inc.	619	126,474

Marriott International, Inc., Class A	461	115,190

		993,397

Household Products–1.14%

Church & Dwight Co., Inc.	632	63,276

Clorox Co. (The)(c)	321	49,212

Colgate-Palmolive Co.	3,947	341,494

Kimberly-Clark Corp.	868	105,176

Procter & Gamble Co. (The)	9,503	1,510,407

		2,069,565

Human Resource & Employment Services–0.35%

Automatic Data Processing, Inc.	2,116	531,391

Paychex, Inc.	900	110,358

		641,749

Industrial Conglomerates–0.54%

3M Co.	718	66,142

General Electric Co.	4,121	646,544

Honeywell International, Inc.	1,378	273,850

		986,536

Industrial Gases–0.58%

Air Products and Chemicals, Inc.	548	128,254

Linde PLC	2,069	928,609

		1,056,863

Industrial Machinery & Supplies & Components–0.41%

Dover Corp.	425	70,287

Fortive Corp.	1,426	121,395

Illinois Tool Works, Inc.	954	250,091

Otis Worldwide Corp.	1,265	120,554

Parker-Hannifin Corp.	339	181,518

		743,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Income Advantage U.S. Fund

	Shares	Value
Industrial REITs–0.14%

Prologis, Inc.	1,924	$ 256,412

Insurance Brokers–0.59%

Aon PLC, Class A	851	268,907

Arthur J. Gallagher & Co.	932	227,343

Marsh & McLennan Cos., Inc.	2,422	489,898

Willis Towers Watson PLC	339	92,415

		1,078,563

Integrated Oil & Gas–1.41%

Chevron Corp.	5,330	810,213

Exxon Mobil Corp.	14,758	1,542,506

Occidental Petroleum Corp.	3,547	214,984

		2,567,703

Integrated Telecommunication Services–1.90%

AT&T, Inc.	58,016	982,211

Verizon Communications, Inc.	62,015	2,481,840

		3,464,051

Interactive Home Entertainment–0.17%

Electronic Arts, Inc.	2,087	291,095

Roblox Corp., Class A(b)(c)	374	14,922

		306,017

Interactive Media & Services–5.47%

Alphabet, Inc., Class A(b)	32,347	4,478,765

Meta Platforms, Inc., Class A	11,191	5,485,045

		9,963,810

Internet Services & Infrastructure–0.10%

Snowflake, Inc., Class A(b)	252	47,447

VeriSign, Inc.(b)	695	135,726

		183,173

Investment Banking & Brokerage–0.34%

Charles Schwab Corp. (The)	1,379	92,090

Goldman Sachs Group, Inc. (The)	878	341,586

Morgan Stanley	2,132	183,437

		617,113

IT Consulting & Other Services–1.48%

Accenture PLC, Class A	2,113	791,910

Cognizant Technology Solutions Corp., Class A	4,265	337,020

EPAM Systems, Inc.(b)	124	37,746

International Business Machines Corp.	8,286	1,533,159

		2,699,835

Life & Health Insurance–0.22%

Aflac, Inc.	1,584	127,892

MetLife, Inc.	2,882	200,991

Principal Financial Group, Inc.	464	37,519

Prudential Financial, Inc.	302	32,915

		399,317

Life Sciences Tools & Services–0.61%

Agilent Technologies, Inc.	705	96,839

Danaher Corp.	1,790	453,121

Illumina, Inc.(b)	134	18,737

IQVIA Holdings, Inc.(b)	151	37,321

	Shares	Value
Life Sciences Tools & Services–(continued)

Mettler-Toledo International, Inc.(b)	43	$ 53,630

Thermo Fisher Scientific, Inc.	657	374,608

Waters Corp.(b)	49	16,534

West Pharmaceutical Services, Inc.	152	54,471

		1,105,261

Managed Health Care–1.42%

Centene Corp.(b)	2,609	204,624

Elevance Health, Inc.	736	368,920

Humana, Inc.	585	204,937

UnitedHealth Group, Inc.	3,665	1,809,044

		2,587,525

Metal, Glass & Plastic Containers–0.01%

Ball Corp.	263	16,837

Movies & Entertainment–0.36%

Liberty Media Corp.-Liberty Formula One(b)	974	70,868

Netflix, Inc.(b)	604	364,163

Walt Disney Co. (The)	1,548	172,726

Warner Bros. Discovery, Inc.(b)	5,811	51,079

		658,836

Multi-Family Residential REITs–0.09%

AvalonBay Communities, Inc.	491	86,922

Equity Residential	1,222	73,576

		160,498

Multi-line Insurance–0.07%

American International Group, Inc.	1,835	133,753

Multi-Sector Holdings–2.49%

Berkshire Hathaway, Inc., Class B(b)	11,072	4,532,877

Multi-Utilities–0.61%

Ameren Corp.	1,062	75,604

CMS Energy Corp.	1,263	72,458

Consolidated Edison, Inc.	1,641	143,112

Dominion Energy, Inc.	3,059	146,312

DTE Energy Co.	1,031	111,709

Public Service Enterprise Group, Inc.	5,409	337,521

Sempra	1,578	111,407

WEC Energy Group, Inc.	1,560	122,444

		1,120,567

Office REITs–0.06%

Alexandria Real Estate Equities, Inc.(c)	819	102,154

Oil & Gas Equipment & Services–0.14%

Baker Hughes Co., Class A	2,045	60,512

Halliburton Co.	1,899	66,598

Schlumberger N.V.	2,667	128,896

		256,006

Oil & Gas Exploration & Production–0.64%

ConocoPhillips	4,167	468,954

Coterra Energy, Inc.	3,343	86,183

Devon Energy Corp.	1,304	57,454

Diamondback Energy, Inc.	442	80,674

EOG Resources, Inc.	1,737	198,817

Hess Corp.	939	136,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Income Advantage U.S. Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)

Pioneer Natural Resources Co.	578	$ 135,940

		1,164,881

Oil & Gas Refining & Marketing–0.58%

Marathon Petroleum Corp.	3,080	521,228

Phillips 66	1,743	248,395

Valero Energy Corp.	1,974	279,242

		1,048,865

Oil & Gas Storage & Transportation–0.32%

Cheniere Energy, Inc.	1,530	237,456

Kinder Morgan, Inc.	7,459	129,712

ONEOK, Inc.	954	71,665

Williams Cos., Inc. (The)	3,959	142,286

		581,119

Other Specialized REITs–0.11%

VICI Properties, Inc.	6,829	204,392

Other Specialty Retail–0.03%

Ulta Beauty, Inc.(b)(c)	104	57,050

Packaged Foods & Meats–0.60%

Campbell Soup Co.(c)	726	30,957

Conagra Brands, Inc.	1,952	54,812

General Mills, Inc.	2,948	189,203

Hershey Co. (The)	636	119,517

Hormel Foods Corp.	1,605	56,689

J.M. Smucker Co. (The)	879	105,629

Kellanova	1,585	87,413

Kraft Heinz Co. (The)	4,476	157,913

McCormick & Co., Inc.	212	14,598

Mondelez International, Inc., Class A	3,693	269,847

Tyson Foods, Inc., Class A	237	12,855

		1,099,433

Paper & Plastic Packaging Products & Materials–0.03%

Amcor PLC	6,277	56,870

Passenger Airlines–0.01%

Delta Air Lines, Inc.	136	5,748

Southwest Airlines Co.	125	4,284

		10,032

Passenger Ground Transportation–0.13%

Uber Technologies, Inc.(b)	3,085	245,258

Personal Care Products–0.03%

Estee Lauder Cos., Inc. (The), Class A	411	61,066

Pharmaceuticals–3.81%

Bristol-Myers Squibb Co.	11,471	582,153

Eli Lilly and Co.	3,475	2,619,038

Johnson & Johnson	11,888	1,918,486

Merck & Co., Inc.	9,482	1,205,636

Pfizer, Inc.	16,159	429,183

Royalty Pharma PLC, Class A	1,267	38,441

Zoetis, Inc.	730	144,781

		6,937,718

Property & Casualty Insurance–0.96%

Allstate Corp. (The)	523	83,429

	Shares	Value
Property & Casualty Insurance–(continued)

Arch Capital Group Ltd.(b)	2,074	$ 181,662

Chubb Ltd.	1,980	498,306

Hartford Financial Services Group, Inc. (The)	1,239	118,746

Markel Group, Inc.(b)	73	108,951

Progressive Corp. (The)	2,796	530,010

Travelers Cos., Inc. (The)	1,025	226,484

		1,747,588

Rail Transportation–0.52%

CSX Corp.	8,005	303,710

Norfolk Southern Corp.	425	107,687

Union Pacific Corp.	2,134	541,374

		952,771

Real Estate Services–0.14%

CBRE Group, Inc., Class A(b)	1,128	103,652

CoStar Group, Inc.(b)	1,736	151,084

		254,736

Regional Banks–0.16%

M&T Bank Corp.	546	76,298

Regions Financial Corp.	2,914	54,288

Truist Financial Corp.	4,735	165,630

		296,216

Research & Consulting Services–0.07%

Equifax, Inc.	103	28,180

Verisk Analytics, Inc.	415	100,388

		128,568

Restaurants–0.81%

Chipotle Mexican Grill, Inc.(b)	78	209,724

DoorDash, Inc., Class A(b)	233	29,025

McDonald’s Corp.	3,360	982,061

Starbucks Corp.	929	88,162

Yum! Brands, Inc.	1,182	163,612

		1,472,584

Retail REITs–0.13%

Realty Income Corp.	3,731	194,422

Simon Property Group, Inc.	269	39,850

		234,272

Self-Storage REITs–0.17%

Extra Space Storage, Inc.(c)	522	73,587

Public Storage	852	241,857

		315,444

Semiconductor Materials & Equipment–0.84%

Applied Materials, Inc.	3,790	764,140

Enphase Energy, Inc.(b)	112	14,225

KLA Corp.	378	257,909

Lam Research Corp.	524	491,643

		1,527,917

Semiconductors–5.11%

Advanced Micro Devices, Inc.(b)	2,830	544,860

Analog Devices, Inc.	1,317	252,627

Broadcom, Inc.	999	1,299,189

Intel Corp.	7,431	319,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Income Advantage U.S. Fund

	Shares	Value
Semiconductors–(continued)

Marvell Technology, Inc.	1,189	$ 85,204

Microchip Technology, Inc.	1,918	161,380

Micron Technology, Inc.	1,507	136,549

NVIDIA Corp.	6,131	4,850,357

ON Semiconductor Corp.(b)	1,218	96,125

QUALCOMM, Inc.	4,169	657,826

Skyworks Solutions, Inc.	806	84,566

Texas Instruments, Inc.	4,863	813,726

		9,302,314

Soft Drinks & Non-alcoholic Beverages–0.76%

Coca-Cola Co. (The)	8,470	508,370

Keurig Dr Pepper, Inc.	1,842	55,094

Monster Beverage Corp.(b)	1,160	68,556

PepsiCo, Inc.	4,504	744,691

		1,376,711

Specialty Chemicals–0.33%

Albemarle Corp.	433	59,689

DuPont de Nemours, Inc.	1,324	91,608

Ecolab, Inc.	731	164,358

International Flavors & Fragrances, Inc.	214	16,157

PPG Industries, Inc.	442	62,587

Sherwin-Williams Co. (The)	647	214,823

		609,222

Steel–0.19%

Nucor Corp.	1,806	347,294

Systems Software–4.83%

CrowdStrike Holdings, Inc., Class A(b)	994	322,205

Fortinet, Inc.(b)	1,298	89,705

Microsoft Corp.	18,374	7,600,221

Oracle Corp.	2,575	287,576

Palo Alto Networks, Inc.(b)(c)	795	246,887

ServiceNow, Inc.(b)	341	263,027

		8,809,621

Technology Distributors–0.08%

CDW Corp.	563	138,616

Technology Hardware, Storage & Peripherals–3.18%

Apple, Inc.	30,461	5,505,826

Hewlett Packard Enterprise Co.	10,095	153,747

HP, Inc.	2,285	64,734

NetApp, Inc.(c)	799	71,207

		5,795,514

Telecom Tower REITs–0.29%

American Tower Corp.	1,539	306,046

Crown Castle, Inc.	1,214	133,467

SBA Communications Corp., Class A	410	85,784

		525,297

Timber REITs–0.03%

Weyerhaeuser Co.	1,645	56,555

Tobacco–0.45%

Altria Group, Inc.	12,108	495,338

Philip Morris International, Inc.	3,592	323,137

		818,475

	Shares	Value
Trading Companies & Distributors–0.15%

Fastenal Co.	2,320	$ 169,383

W.W. Grainger, Inc.	116	112,922

		282,305

Transaction & Payment Processing Services–2.39%

Block, Inc., Class A(b)(c)	452	35,920

Fidelity National Information Services, Inc.	1,287	89,048

Fiserv, Inc.(b)	1,795	267,940

FLEETCOR Technologies, Inc.(b)	311	86,853

Global Payments, Inc.	1,096	142,151

Mastercard, Inc., Class A	1,873	889,225

PayPal Holdings, Inc.(b)	2,376	143,368

Visa, Inc., Class A	9,524	2,691,863

		4,346,368

Water Utilities–0.03%

American Water Works Co., Inc.	434	51,446

Wireless Telecommunication Services–0.35%

T-Mobile US, Inc.	3,889	635,074

Total Common Stocks & Other Equity Interests (Cost $107,591,168)		133,721,377

	Principal Amount
Equity Linked Notes–2.30%
Diversified Banks–2.02%

Barclays Bank PLC (S&P 500® Index) (United Kingdom), 256.88%, 03/18/2024(d)	$316,000	292,946
BNP Paribas Issuance B.V. (S&P 500® Index) (France),

258.55%, 03/20/2024(d)	309,000	281,733

185.10%, 03/21/2024(d)	449,000	426,555

173.92%, 03/25/2024(d)	477,000	449,717
Citigroup Global Markets Holdings, Inc. (S&P 500® Index), 256.61%, 03/06/2024(d)	315,000	232,146

250.41%, 03/13/2024(d)	314,000	280,461

200.50%, 03/27/2024(d)	475,000	469,486

HSBC Bank PLC (S&P 500® Index) (United Kingdom), 260.40%, 03/07/2024(d)	312,000	175,444
Societe Generale SA (S&P 500® Index) (France),

257.28%, 03/14/2024(d)	319,000	295,323

244.39%, 03/28/2024(d)	403,000	385,713

211.21%, 04/02/2024(d)	401,000	378,750

		3,668,274

Diversified Capital Markets–0.28%

UBS AG (S&P 500® Index) (Switzerland), 247.50%, 03/11/2024(d)	312,000	260,075

UBS Group AG (S&P 500® Index) (Switzerland), 217.00%, 03/04/2024(d)	351,000	253,628

		513,703
Total Equity Linked Notes (Cost $4,753,000)		4,181,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Income Advantage U.S. Fund

	Shares	Value
Money Market Funds–24.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	15,667,738	$15,667,738

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(e)(f)	11,014,643	11,020,150

Invesco Treasury Portfolio, Institutional Class, 5.23%(e)(f)	17,905,987	17,905,987

Total Money Market Funds (Cost $44,590,866)		44,593,875

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $156,935,034)		182,497,229

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.10%
Invesco Private Government Fund, 5.29%(e)(f)(g)	563,375	$563,375

Invesco Private Prime Fund, 5.49%(e)(f)(g)	1,447,954	1,448,678

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,012,113)		2,012,053

TOTAL INVESTMENTS IN SECURITIES–101.26% (Cost $158,947,147)		184,509,282

OTHER ASSETS LESS LIABILITIES—(1.26)%		(2,297,582)

NET ASSETS–100.00%		$182,211,700

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $4,181,977, which represented 2.30% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,538,323	$ 39,395,381	$ (37,265,966)	$ -	$ -	$15,667,738	$ 333,369
Invesco Liquid Assets Portfolio, Institutional Class	9,495,073	28,139,559	(26,618,547)	1,402	2,663	11,020,150	240,498
Invesco Treasury Portfolio, Institutional Class	15,472,369	45,023,294	(42,589,676)	-	-	17,905,987	379,645
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	683,311	17,011,870	(17,131,806)	-	-	563,375	28,729*
Invesco Private Prime Fund	1,757,085	37,298,621	(37,609,193)	26	2,139	1,448,678	74,254*
Total	$40,946,161	$166,868,725	$(161,215,188)	$1,428	$4,802	$46,605,928	$1,056,495

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

	Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk
E-Mini S&P 500 Index	24	March-2024	$6,124,500	$91,826	$91,826

(a)	Futures contracts collateralized by $283,200 cash held with missing attribute, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Income Advantage U.S. Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	18.66%

Financials	13.27

Health Care	9.98

Communication Services	9.03

Consumer Discretionary	6.98

Industrials	5.59

Consumer Staples	4.45

Energy	3.08

Other Sectors, Each Less than 2% of Net Assets	4.64

Money Market Funds Plus Other Assets Less Liabilities	24.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Income Advantage U.S. Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 112,344,168)*	$137,903,354

Investments in affiliated money market funds, at value (Cost $ 46,602,979)	46,605,928

Other investments:
Variation margin receivable – futures contracts	144,149

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	283,200

Receivable for:
Fund shares sold	9,688

Dividends	385,914

Interest	333,371

Investment for trustee deferred compensation and retirement plans	105,024

Other assets	39,941

Total assets	185,810,569

Liabilities:
Payable for:
Investments purchased	1,279,000

Fund shares reacquired	24,351

Amount due custodian	51,108

Collateral upon return of securities loaned	2,012,113

Accrued fees to affiliates	79,840

Accrued trustees’ and officers’ fees and benefits	998

Accrued other operating expenses	40,744

Trustee deferred compensation and retirement plans	110,715

Total liabilities	3,598,869

Net assets applicable to shares outstanding	$182,211,700

Net assets consist of:
Shares of beneficial interest	$185,422,040

Distributable earnings (loss)	(3,210,340)

$182,211,700

Net Assets:
Class A	$136,200,843

Class C	$2,749,544

Class R	$746,906

Class Y	$9,019,674

Investor Class	$33,261,469

Class R5	$198,593

Class R6	$34,671

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,965,114

Class C	266,572

Class R	71,463

Class Y	854,760

Investor Class	3,153,950

Class R5	19,002

Class R6	3,285

Class A:
Net asset value per share	$10.51

Maximum offering price per share (Net asset value of $10.51 ÷ 94.50%)	$11.12

Class C:
Net asset value and offering price per share	$10.31

Class R:
Net asset value and offering price per share	$10.45

Class Y:
Net asset value and offering price per share	$10.55

Investor Class:
Net asset value and offering price per share	$10.55

Class R5:
Net asset value and offering price per share	$10.45

Class R6:
Net asset value and offering price per share	$10.55

*	At February 29, 2024, securities with an aggregate value of $1,967,695 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Income Advantage U.S. Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest	$4,845,804

Dividends (net of foreign withholding taxes of $96)	1,152,703

Dividends from affiliated money market funds (includes net securities lending income of $41,381)	994,893

Total investment income	6,993,400

Expenses:
Advisory fees	540,676

Administrative services fees	12,768

Custodian fees	21,422

Distribution fees:
Class A	160,065

Class C	13,354

Class R	1,711

Investor Class	40,226

Transfer agent fees – A, C, R, Y and Investor	119,323

Transfer agent fees – R5	1,514

Transfer agent fees – R6	6

Trustees’ and officers’ fees and benefits	11,038

Registration and filing fees	46,410

Reports to shareholders	27,615

Professional services fees	29,478

Other	9,896

Total expenses	1,035,502

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(54,627)

Net expenses	980,875

Net investment income	6,012,525

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,148,256)

Affiliated investment securities	4,802

Foreign currencies	(586)

Futures contracts	110,226

(4,033,814)

Change in net unrealized appreciation of:
Unaffiliated investment securities	14,890,831

Affiliated investment securities	1,428

Foreign currencies	8

Futures contracts	91,826

14,984,093

Net realized and unrealized gain	10,950,279

Net increase in net assets resulting from operations	$16,962,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Income Advantage U.S. Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$6,012,525	$12,337,964

Net realized gain (loss)	(4,033,814)	(7,979,585)

Change in net unrealized appreciation	14,984,093	15,939,420

Net increase in net assets resulting from operations	16,962,804	20,297,799

Distributions to shareholders from distributable earnings:
Class A	(4,376,045)	(8,487,191)

Class C	(81,442)	(163,948)

Class R	(22,427)	(35,395)

Class Y	(310,155)	(597,025)

Investor Class	(1,101,441)	(2,109,098)

Class R5	(278,998)	(762,769)

Class R6	(1,507)	(2,707)

Total distributions from distributable earnings	(6,172,015)	(12,158,133)

Share transactions–net:
Class A	(832,008)	(1,600,712)

Class C	(117,492)	(350,757)

Class R	47,260	136,942

Class Y	(359,467)	176,230

Investor Class	(1,866,343)	1,591,244

Class R5	(11,568,925)	649,033

Class R6	(16,520)	17,741

Net increase (decrease) in net assets resulting from share transactions	(14,713,495)	619,721

Net increase (decrease) in net assets	(3,922,706)	8,759,387

Net assets:
Beginning of period	186,134,406	177,375,019

End of period	$182,211,700	$186,134,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Income Advantage U.S. Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$9.90	$0.33	$0.62	$0.95	$(0.34)	$–	$(0.34)	$10.51	9.85%	$136,201	1.11	%(d)	1.17	%(d)	6.65	%(d)	25%
Year ended 08/31/23	9.46	0.65	0.44	1.09	(0.65)	–	(0.65)	9.90	12.08	129,132	1.04		1.14		6.93		46
Year ended 08/31/22	12.29	0.59	(1.64)	(1.05)	(0.59)	(1.19)	(1.78)	9.46	(9.88)	125,096	1.05		1.14		5.52		44
Year ended 08/31/21	10.24	0.13	2.07	2.20	(0.15)	–	(0.15)	12.29	21.70	150,436	1.16		1.17		1.15		143
Year ended 08/31/20	10.43	0.17	(0.20)	(0.03)	(0.16)	–	(0.16)	10.24	(0.15)	136,770	1.18		1.18		1.63		122
Year ended 08/31/19	12.13	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.43	(11.34)	153,641	1.18		1.18		1.54		117
Class C
Six months ended 02/29/24	9.72	0.29	0.59	0.88	(0.29)	–	(0.29)	10.31	9.34	2,750	1.86	(d)	1.92	(d)	5.90	(d)	25
Year ended 08/31/23	9.29	0.57	0.43	1.00	(0.57)	–	(0.57)	9.72	11.22	2,704	1.79		1.89		6.18		46
Year ended 08/31/22	12.07	0.51	(1.61)	(1.10)	(0.49)	(1.19)	(1.68)	9.29	(10.51)	2,942	1.80		1.89		4.77		44
Year ended 08/31/21	10.06	0.04	2.04	2.08	(0.07)	–	(0.07)	12.07	20.74	3,748	1.91		1.92		0.40		143
Year ended 08/31/20	10.24	0.09	(0.19)	(0.10)	(0.08)	–	(0.08)	10.06	(0.87)	4,001	1.93		1.93		0.88		122
Year ended 08/31/19	11.92	0.09	(1.53)	(1.44)	(0.04)	(0.20)	(0.24)	10.24	(12.05)	4,627	1.93		1.93		0.79		117
Class R
Six months ended 02/29/24	9.85	0.31	0.61	0.92	(0.32)	–	(0.32)	10.45	9.75	747	1.36	(d)	1.42	(d)	6.40	(d)	25
Year ended 08/31/23	9.41	0.63	0.43	1.06	(0.62)	–	(0.62)	9.85	11.83	656	1.29		1.39		6.68		46
Year ended 08/31/22	12.23	0.57	(1.64)	(1.07)	(0.56)	(1.19)	(1.75)	9.41	(10.13)	492	1.30		1.39		5.27		44
Year ended 08/31/21	10.19	0.10	2.06	2.16	(0.12)	–	(0.12)	12.23	21.39	691	1.41		1.42		0.90		143
Year ended 08/31/20	10.38	0.14	(0.19)	(0.05)	(0.14)	–	(0.14)	10.19	(0.42)	565	1.43		1.43		1.38		122
Year ended 08/31/19	12.07	0.14	(1.53)	(1.39)	(0.10)	(0.20)	(0.30)	10.38	(11.54)	526	1.43		1.43		1.29		117
Class Y
Six months ended 02/29/24	9.94	0.34	0.62	0.96	(0.35)	–	(0.35)	10.55	9.96	9,020	0.86	(d)	0.92	(d)	6.90	(d)	25
Year ended 08/31/23	9.51	0.68	0.42	1.10	(0.67)	–	(0.67)	9.94	12.22	8,856	0.79		0.89		7.18		46
Year ended 08/31/22	12.35	0.62	(1.64)	(1.02)	(0.63)	(1.19)	(1.82)	9.51	(9.61)	8,271	0.80		0.89		5.77		44
Year ended 08/31/21	10.29	0.15	2.08	2.23	(0.17)	–	(0.17)	12.35	22.00	8,370	0.91		0.92		1.40		143
Year ended 08/31/20	10.48	0.19	(0.19)	0.00	(0.19)	–	(0.19)	10.29	0.12	7,344	0.93		0.93		1.88		122
Year ended 08/31/19	12.19	0.20	(1.55)	(1.35)	(0.16)	(0.20)	(0.36)	10.48	(11.14)	8,322	0.93		0.93		1.79		117
Investor Class
Six months ended 02/29/24	9.93	0.33	0.63	0.96	(0.34)	–	(0.34)	10.55	9.93	33,261	1.11	(d)	1.17	(d)	6.65	(d)	25
Year ended 08/31/23	9.50	0.66	0.42	1.08	(0.65)	–	(0.65)	9.93	11.95	33,187	1.04		1.14		6.93		46
Year ended 08/31/22	12.33	0.60	(1.64)	(1.04)	(0.60)	(1.19)	(1.79)	9.50	(9.82)	30,152	1.05		1.14		5.52		44
Year ended 08/31/21	10.28	0.13	2.07	2.20	(0.15)	–	(0.15)	12.33	21.61	36,982	1.16		1.17		1.15		143
Year ended 08/31/20	10.47	0.17	(0.20)	(0.03)	(0.16)	–	(0.16)	10.28	(0.14)	33,343	1.18		1.18		1.63		122
Year ended 08/31/19	12.17	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.47	(11.30)	36,647	1.18		1.18		1.54		117
Class R5
Six months ended 02/29/24	9.95	0.34	0.52	0.86	(0.36)	–	(0.36)	10.45	8.85	199	0.80	(d)	0.82	(d)	6.96	(d)	25
Year ended 08/31/23	9.52	0.69	0.42	1.11	(0.68)	–	(0.68)	9.95	12.27	11,550	0.75		0.77		7.22		46
Year ended 08/31/22	12.36	0.63	(1.64)	(1.01)	(0.64)	(1.19)	(1.83)	9.52	(9.55)	10,393	0.76		0.77		5.81		44
Year ended 08/31/21	10.30	0.18	2.08	2.26	(0.20)	–	(0.20)	12.36	22.23	11,702	0.72		0.72		1.59		143
Year ended 08/31/20	10.50	0.21	(0.20)	0.01	(0.21)	–	(0.21)	10.30	0.26	9,498	0.74		0.74		2.07		122
Year ended 08/31/19	12.21	0.22	(1.56)	(1.34)	(0.17)	(0.20)	(0.37)	10.50	(10.96)	11,073	0.75		0.75		1.97		117
Class R6
Six months ended 02/29/24	9.95	0.34	0.61	0.95	(0.35)	–	(0.35)	10.55	9.89	35	0.79	(d)	0.81	(d)	6.97	(d)	25
Year ended 08/31/23	9.51	0.69	0.43	1.12	(0.68)	–	(0.68)	9.95	12.39	49	0.75		0.77		7.22		46
Year ended 08/31/22	12.36	0.63	(1.65)	(1.02)	(0.64)	(1.19)	(1.83)	9.51	(9.64)	29	0.75		0.77		5.82		44
Year ended 08/31/21	10.30	0.17	2.09	2.26	(0.20)	–	(0.20)	12.36	22.23	37	0.72		0.72		1.59		143
Year ended 08/31/20	10.49	0.21	(0.19)	0.02	(0.21)	–	(0.21)	10.30	0.35	107	0.73		0.73		2.08		122
Year ended 08/31/19	12.20	0.22	(1.55)	(1.33)	(0.18)	(0.20)	(0.38)	10.49	(10.96)	1,317	0.73		0.73		1.99		117

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Income Advantage U.S. Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Advantage U.S. Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16	Invesco Income Advantage U.S. Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities movein an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment

17	Invesco Income Advantage U.S. Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.600%

Next $250 million	0.575%

Next $500 million	0.550%

Next $1.5 billion	0.525%

Next $2.5 billion	0.500%

Next $2.5 billion	0.475%

Next $2.5 billion	0.450%

Over $10 billion	0.425%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2024, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to January 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.06%, 1.81%, 1.31%, 0.81%, 1.06%, 0.81% and 0.81%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $19,703 and reimbursed class level expenses of $20,776, $438, $113, $1,411, $5,241, $0 and $0 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including

18	Invesco Income Advantage U.S. Fund

asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $5,001 in front-end sales commissions from the sale of Class A shares and $0 and $2 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $3,209 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$133,721,377	$–	$–	$133,721,377

Equity Linked Notes	–	4,181,977	–	4,181,977

Money Market Funds	44,593,875	2,012,053	–	46,605,928

Total Investments in Securities	178,315,252	6,194,030	–	184,509,282

Other Investments - Assets*

Futures Contracts	91,826	–	–	91,826

Total Investments	$178,407,078	$6,194,030	$–	$184,601,108

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts - Exchange-Traded(a)	$91,826

Derivatives not subject to master netting agreements	(91,826)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

19	Invesco Income Advantage U.S. Fund

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk

Realized Gain:
Futures contracts	$110,226

Change in Net Unrealized Appreciation:
Futures contracts	91,826

Total	$202,052

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$6,958,650

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,945.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$21,949,816	$2,598,007	$24,547,823

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $30,998,011 and $39,316,457, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$27,427,543

Aggregate unrealized (depreciation) of investments	(2,712,835)

Net unrealized appreciation of investments	$24,714,708

Cost of investments for tax purposes is $159,886,400.

20	Invesco Income Advantage U.S. Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	287,547	$2,867,467	416,231	$3,968,443

Class C	16,653	161,251	62,905	588,275

Class R	8,891	87,986	18,148	174,210

Class Y	79,606	796,428	151,473	1,424,849

Investor Class	12,335	121,760	337,047	3,209,757

Class R5	4,291	40,641	48	471

Class R6	-	-	1,684	15,688

Issued as reinvestment of dividends:
Class A	402,220	3,964,427	814,482	7,657,487

Class C	8,050	77,890	16,585	152,956

Class R	2,286	22,424	3,717	34,825

Class Y	25,141	248,918	51,321	484,830

Investor Class	107,659	1,064,608	214,758	2,028,154

Class R5	28,429	276,641	80,145	758,155

Class R6	119	1,171	217	2,065

Automatic conversion of Class C shares to Class A shares:
Class A	17,607	177,417	25,301	237,587

Class C	(17,930)	(177,417)	(25,763)	(237,587)

Reacquired:
Class A	(791,736)	(7,841,319)	(1,427,536)	(13,464,229)

Class C	(18,513)	(179,216)	(92,055)	(854,401)

Class R	(6,305)	(63,150)	(7,558)	(72,093)

Class Y	(140,895)	(1,404,813)	(181,981)	(1,733,449)

Investor Class	(306,734)	(3,052,711)	(385,314)	(3,646,667)

Class R5	(1,174,392)	(11,886,207)	(11,670)	(109,593)

Class R6	(1,782)	(17,691)	(1)	(12)

Net increase (decrease) in share activity	(1,457,453)	$(14,713,495)	62,184	$619,721

21	Invesco Income Advantage U.S. Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,098.50	$5.79	$1,019.34	$5.57	1.11%
Class C	1,000.00	1,093.40	9.68	1,015.61	9.32	1.86
Class R	1,000.00	1,097.50	7.09	1,018.10	6.82	1.36
Class Y	1,000.00	1,099.60	4.49	1,020.59	4.32	0.86
Investor Class	1,000.00	1,099.30	5.79	1,019.34	5.57	1.11
Class R5	1,000.00	1,099.90	4.18	1,020.89	4.02	0.80
Class R6	1,000.00	1,098.90	4.12	1,020.93	3.97	0.79

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

22	Invesco Income Advantage U.S. Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman.	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

23	Invesco Income Advantage U.S. Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	LVEY-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco NASDAQ 100 Index Fund

Nasdaq:

R6: IVNQX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	16.80%
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)*	15.09
Nasdaq-100 Index▼ (Broad Market/Style-Specific Index)*	16.89

Source(s): ▼Bloomberg LP

*Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Nasdaq-100 Index to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.

The Nasdaq-100® Index includes 100 of the largest domestic and international nonfinancial securities listed on The Nasdaq Stock Market, based on the market capitalization.
The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco NASDAQ 100 Index Fund

Average Annual Total Returns
As of 2/29/24

Class R6 Shares
Inception (10/13/20)	13.37%
1 Year	50.71

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco NASDAQ 100 Index Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.44%
Advertising–0.27%
Trade Desk, Inc. (The), Class A(b)	1,643	$ 140,361

Apparel Retail–0.36%
Ross Stores, Inc.	1,252	186,498

Apparel, Accessories & Luxury Goods–0.41%
lululemon athletica, inc.(b)	456	212,993

Application Software–6.59%
Adobe, Inc.(b)	1,699	951,916
ANSYS, Inc.(b)	320	106,934
Atlassian Corp., Class A(b)(c)	571	118,437
Autodesk, Inc.(b)	791	204,212
Cadence Design Systems, Inc.(b)	1,019	310,163
Datadog, Inc., Class A(b)	1,112	146,184
Intuit, Inc.	1,045	692,720
Roper Technologies, Inc.	401	218,437
Splunk, Inc.(b)	620	96,856
Synopsys, Inc.(b)	564	323,584
Workday, Inc., Class A(b)	783	230,719
		3,400,162

Automobile Manufacturers–2.72%
Tesla, Inc.(b)	6,948	1,402,662

Automotive Retail–0.47%
O’Reilly Automotive, Inc.(b)	222	241,407

Biotechnology–3.72%
Amgen, Inc.(c)	1,999	547,386
Biogen, Inc.(b)	533	115,656
Gilead Sciences, Inc.	4,663	336,202
Moderna, Inc.(b)	1,403	129,413
Regeneron Pharmaceuticals, Inc.(b)	401	387,402
Vertex Pharmaceuticals, Inc.(b)	963	405,173
		1,921,232

Broadline Retail–6.30%
Amazon.com, Inc.(b)	14,918	2,636,905
MercadoLibre, Inc. (Brazil)(b)	189	301,512
PDD Holdings, Inc., ADR (China)(b)	2,498	311,101
		3,249,518

Cable & Satellite–1.68%
Charter Communications, Inc., Class A(b)(c)	557	163,719
Comcast Corp., Class A	15,000	642,750
Sirius XM Holdings, Inc.(c)	14,131	62,459
		868,928

Cargo Ground Transportation–0.35%
Old Dominion Freight Line, Inc.	410	181,417

Communications Equipment–1.42%
Cisco Systems, Inc.	15,173	733,918

	Shares	Value
Construction Machinery & Heavy Transportation Equipment– 0.42%
PACCAR, Inc.	1,964	$ 217,788

Consumer Staples Merchandise Retail–2.61%
Costco Wholesale Corp.	1,652	1,228,906
Dollar Tree, Inc.(b)	802	117,638
		1,346,544

Diversified Support Services–0.84%
Cintas Corp.	382	240,129
Copart, Inc.(b)	3,608	191,765
		431,894

Drug Retail–0.13%
Walgreens Boots Alliance, Inc.	3,180	67,607

Electric Utilities–1.17%
American Electric Power Co., Inc.	1,936	164,928
Constellation Energy Corp.	1,176	198,097
Exelon Corp.	3,664	131,318
Xcel Energy, Inc.	2,031	107,013
		601,356

Health Care Equipment–1.95%
DexCom, Inc.(b)	1,454	167,312
GE HealthCare Technologies, Inc.	1,676	152,985
IDEXX Laboratories, Inc.(b)	309	177,746
Intuitive Surgical, Inc.(b)	1,316	507,450
		1,005,493

Hotels, Resorts & Cruise Lines–1.90%
Airbnb, Inc., Class A(b)	1,631	256,833
Booking Holdings, Inc.(b)	130	450,948
Marriott International, Inc., Class A	1,100	274,857
		982,638

Human Resource & Employment Services–1.07%
Automatic Data Processing, Inc.	1,539	386,489
Paychex, Inc.	1,330	163,085
		549,574

Industrial Conglomerates–0.95%
Honeywell International, Inc.	2,464	489,671

Interactive Home Entertainment–0.45%
Electronic Arts, Inc.	991	138,225
Take-Two Interactive Software, Inc.(b)	626	91,978
		230,203

Interactive Media & Services–9.38%
Alphabet, Inc., Class A(b)	8,549	1,183,694
Alphabet, Inc., Class C(b)	8,269	1,155,841
Meta Platforms, Inc., Class A	5,098	2,498,683
		4,838,218

Internet Services & Infrastructure–0.23%
MongoDB, Inc.(b)	263	117,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco NASDAQ 100 Index Fund

	Shares	Value

IT Consulting & Other Services–0.28%
Cognizant Technology Solutions Corp., Class A	1,846	$145,871

Life Sciences Tools & Services–0.16%
Illumina, Inc.(b)	585	81,801

Movies & Entertainment–2.06%
Netflix, Inc.(b)	1,633	984,568

Warner Bros. Discovery, Inc.(b)	8,976	78,899

		1,063,467

Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	3,704	109,601

Oil & Gas Exploration & Production–0.23%
Diamondback Energy, Inc.	659	120,281

Packaged Foods & Meats–1.04%
Kraft Heinz Co. (The)	4,615	162,817

Mondelez International, Inc., Class A	5,092	372,073

		534,890

Pharmaceuticals–0.27%
AstraZeneca PLC, ADR (United Kingdom)	2,143	137,495

Rail Transportation–0.54%
CSX Corp.	7,409	281,097

Real Estate Services–0.25%
CoStar Group, Inc.(b)	1,503	130,806

Research & Consulting Services–0.25%
Verisk Analytics, Inc.	534	129,175

Restaurants–1.11%
DoorDash, Inc., Class A(b)	1,365	170,038

Starbucks Corp.	4,250	403,325

		573,363

Semiconductor Materials & Equipment–3.40%
Applied Materials, Inc.	3,125	630,062

ASML Holding N.V., New York Shares (Netherlands)	329	313,103

KLA Corp.	509	347,291

Lam Research Corp.	493	462,557

		1,753,013

Semiconductors–18.91%
Advanced Micro Devices, Inc.(b)	6,029	1,160,763

Analog Devices, Inc.	1,857	356,210

Broadcom, Inc.	1,742	2,265,454

GLOBALFOUNDRIES, Inc.(b)(c)	2,016	110,215

Intel Corp.	15,747	677,908

Marvell Technology, Inc.	3,236	231,892

Microchip Technology, Inc.	1,998	168,112

Micron Technology, Inc.	4,132	374,400

NVIDIA Corp.	3,565	2,820,343

NXP Semiconductors N.V. (China)	967	241,489

ON Semiconductor Corp.(b)	1,585	125,088

QUALCOMM, Inc.	4,156	655,775

Texas Instruments, Inc.	3,394	567,918

		9,755,567

	Shares	Value

Soft Drinks & Non-alcoholic Beverages–2.61%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	1,681	$115,367

Keurig Dr Pepper, Inc.	5,147	153,947

Monster Beverage Corp.(b)	3,859	228,067

PepsiCo, Inc.	5,131	848,359

		1,345,740

Systems Software–10.48%
CrowdStrike Holdings, Inc., Class A(b)	853	276,500

Fortinet, Inc.(b)	2,887	199,521

Microsoft Corp.	10,724	4,435,875

Palo Alto Networks, Inc.(b)(c)	1,171	363,654

Zscaler, Inc.(b)(c)	546	132,116

		5,407,666

Technology Distributors–0.24%
CDW Corp.(c)	493	121,381

Technology Hardware, Storage & Peripherals–7.87%
Apple, Inc.(d)	22,447	4,057,295

Trading Companies & Distributors–0.30%
Fastenal Co.	2,103	153,540

Transaction & Payment Processing Services–0.47%
PayPal Holdings, Inc.(b)	4,047	244,196

Wireless Telecommunication Services–1.37%
T-Mobile US, Inc.	4,319	705,293

Total Common Stocks & Other Equity Interests (Cost $39,286,608)		50,269,333

Money Market Funds–1.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	355,252	355,252

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(e)(f)	253,682	253,809

Invesco Treasury Portfolio, Institutional Class, 5.23%(e)(f)	406,002	406,002

Total Money Market Funds (Cost $1,015,036)		1,015,063

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $40,301,644)		51,284,396

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.33%
Invesco Private Government Fund, 5.29%(e)(f)(g)	480,925	480,925

Invesco Private Prime Fund, 5.49%(e)(f)(g)	1,234,415	1,235,032

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,716,015)		1,715,957

TOTAL INVESTMENTS IN SECURITIES–102.74% (Cost $42,017,659)		53,000,353

OTHER ASSETS LESS LIABILITIES–(2.74)%		(1,413,574)

NET ASSETS–100.00%		$51,586,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco NASDAQ 100 Index Fund

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,299	$5,676,581	$(5,406,628)	$-	$-	$355,252	$9,406
Invesco Liquid Assets Portfolio, Institutional Class	60,943	4,054,700	(3,861,877)	27	16	253,809	6,942
Invesco Treasury Portfolio, Institutional Class	97,484	6,487,521	(6,179,003)	-	-	406,002	10,737
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	209,007	4,267,485	(3,995,567)	-	-	480,925	7,179	*
Invesco Private Prime Fund	537,469	10,407,299	(9,710,248)	(58)	570	1,235,032	18,942	*
Total	$990,202	$30,893,586	$(29,153,323)	$(31)	$586	$2,731,020	$53,206

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	29	March-2024	$1,048,800	$48,922	$48,922

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	49.42%

Communication Services	15.21

Consumer Discretionary	13.28

Consumer Staples	6.39

Health Care	6.10

Industrials	4.72

Other Sectors, Each Less than 2% of Net Assets	2.33

Money Market Funds Plus Other Assets Less Liabilities	2.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 39,286,608)*	$50,269,333
Investments in affiliated money market funds, at value (Cost $ 2,731,051)	2,731,020
Other investments:
Variation margin receivable – futures contracts	9,479
Cash	312
Receivable for:
Investments sold	21,887
Fund shares sold	294,150
Fund expenses absorbed	427
Dividends	50,244
Investment for trustee deferred compensation and retirement plans	13,167
Other assets	13,405
Total assets	53,403,424

Liabilities:
Payable for:
Fund shares reacquired	39,182
Collateral upon return of securities loaned	1,716,015
Accrued fees to affiliates	246
Accrued trustees’ and officers’ fees and benefits	839
Accrued other operating expenses	47,196
Trustee deferred compensation and retirement plans	13,167
Total liabilities	1,816,645
Net assets applicable to shares outstanding	$51,586,779

Net assets consist of:
Shares of beneficial interest	$41,472,756
Distributable earnings	10,114,023
$51,586,779

Net Assets:
Class R6	$51,586,779

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	1,383,064
Class R6:
Net asset value and offering price per share	$ 37.30

*	At February 29, 2024, securities with an aggregate value of $1,673,476 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco NASDAQ 100 Index Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $315)	$181,096

Dividends from affiliated money market funds (includes net securities lending income of $9,724)	36,809

Total investment income	217,905

Expenses:
Advisory fees	26,760

Administrative services fees	2,123

Custodian fees	6,663

Transfer agent fees	4,707

Trustees’ and officers’ fees and benefits	9,351

Registration and filing fees	11,061

Licensing fees	7,955

Reports to shareholders	4,261

Professional services fees	38,424

Other	2,290

Total expenses	113,595

Less: Fees waived and/or expenses reimbursed	(61,622)

Net expenses	51,973

Net investment income	165,932

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(35,212)

Affiliated investment securities	586

Futures contracts	59,694

25,068

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,532,391

Affiliated investment securities	(31)

Futures contracts	49,948

6,582,308

Net realized and unrealized gain	6,607,376

Net increase in net assets resulting from operations	$6,773,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:
Net investment income	$165,932	$103,101

Net realized gain (loss)	25,068	(578,432)

Change in net unrealized appreciation	6,582,308	4,986,242

Net increase in net assets resulting from operations	6,773,308	4,510,911

Distributions to shareholders from distributable earnings:
Class R6	(110,091)	(93,393)

Share transactions–net:
Class R6	20,393,108	11,317,009

Net increase in net assets	27,056,325	15,734,527

Net assets:
Beginning of period	24,530,454	8,795,927

End of period	$51,586,779	$24,530,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco NASDAQ 100 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions		Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Six months ended 02/29/24	$32.04	$0.15	$ 5.22	$ 5.37	$(0.11)	$ –	$(0.11	)(d)	$37.30	16.80%	$51,587	0.29	%(e)	0.63	%(e)	0.93	%(d)(e)	7%
Year ended 08/31/23	25.23	0.19	6.80	6.99	(0.18)	–	(0.18)		32.04	27.88	24,530	0.29		1.12		0.69		46
Year ended 08/31/22	32.18	0.15	(6.81)	(6.66)	(0.14)	(0.15)	(0.29)		25.23	(20.86)	8,796	0.29		1.71		0.52		21
Period ended 08/31/21(f)	25.00	0.11	7.18	7.29	(0.11)	–	(0.11)		32.18	29.24	4,396	0.29	(e)	5.30	(e)	0.46	(e)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period ended February 29, 2024. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.13 and 0.87%, respectively.

(e)	Annualized.
(f)	Commencement date of October 13, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco NASDAQ 100 Index Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Underlying Index”).

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco NASDAQ 100 Index Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $581 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and

12	Invesco NASDAQ 100 Index Fund

they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

K.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.150%

Over $2 billion	0.140%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.15%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $26,760 and reimbursed Fund expenses of $34,862.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

For the six months ended February 29, 2024, the Fund incurred $225 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13	Invesco NASDAQ 100 Index Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$50,269,333	$ –	$–	$50,269,333

Money Market Funds	1,015,063	1,715,957	–	2,731,020

Total Investments in Securities	51,284,396	1,715,957	–	53,000,353

Other Investments - Assets*

Futures Contracts	48,922	–	–	48,922

Total Investments	$51,333,318	$1,715,957	$–	$53,049,275

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$48,922

Derivatives not subject to master netting agreements	(48,922)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk
Realized Gain:
Futures contracts	$59,694
Change in Net Unrealized Appreciation:
Futures contracts	49,948
Total	$109,642

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$807,605

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14	Invesco NASDAQ 100 Index Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to .

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of February 29, 2024.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $22,416,159 and $2,476,142, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$10,429,044

Aggregate unrealized (depreciation) of investments	(420,044)

Net unrealized appreciation of investments	$10,009,000

Cost of investments for tax purposes is $43,040,275.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class R6	732,036	$24,332,914	567,499	$15,478,776

Issued as reinvestment of dividends:
Class R6	3,319	109,329	3,140	83,080

Reacquired:
Class R6	(117,843)	(4,049,135)	(153,652)	(4,244,847)

Net increase in share activity	617,512	$20,393,108	416,987	$11,317,009

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco NASDAQ 100 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class R6	$1,000.00	$1,168.00	$1.56	$1,023.42	$1.46	0.29%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	Invesco NASDAQ 100 Index Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones.	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

17	Invesco NASDAQ 100 Index Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	NDQ-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX ∎ C: SPICX ∎ Y: SPIDX ∎ R6: SPISX

2	Fund Performance
4	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Fund Expenses
24	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.61%
Class C Shares	13.19
Class Y Shares	13.75
Class R6 Shares	13.82
S&P 500 Index▼ (Broad Market/Style-Specific Index)	13.93
Lipper S&P 500 Objective Funds Index∎ (Peer Group Index)	13.75
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

 A direct investment cannot be made in an index. Unless other wise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco S&P 500 Index Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	7.73%
10 Years	11.45
5 Years	12.87
1 Year	22.61

Class C Shares
Inception (9/26/97)	7.71%
10 Years	11.42
5 Years	13.33
1 Year	27.79

Class Y Shares
Inception (9/26/97)	8.22%
10 Years	12.36
5 Years	14.44
1 Year	30.08

Class R6 Shares
10 Years	12.33%
5 Years	14.52
1 Year	30.22

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 29, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.04%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	24,780	$778,092

Omnicom Group, Inc.	13,041	1,152,694

		1,930,786

Aerospace & Defense–1.47%
Axon Enterprise, Inc.(b)	4,714	1,448,942

Boeing Co. (The)(b)	38,057	7,752,972

General Dynamics Corp.	15,158	4,141,924

Howmet Aerospace, Inc.	26,177	1,742,079

Huntington Ingalls Industries, Inc.	2,594	756,462

L3Harris Technologies, Inc.	12,684	2,684,695

Lockheed Martin Corp.	14,777	6,328,103

Northrop Grumman Corp.	9,486	4,373,236

RTX Corp.	96,228	8,628,765

Textron, Inc.	13,055	1,162,809

TransDigm Group, Inc.	3,702	4,359,993

		43,379,980

Agricultural & Farm Machinery–0.22%
Deere & Co.	17,925	6,543,521

Agricultural Products & Services–0.10%
Archer-Daniels-Midland Co.	35,695	1,895,762

Bunge Global S.A.	9,736	918,786

		2,814,548

Air Freight & Logistics–0.43%
C.H. Robinson Worldwide, Inc.	7,519	557,007

Expeditors International of Washington, Inc.	9,951	1,190,140

FedEx Corp.	15,480	3,854,056

United Parcel Service, Inc., Class B	48,402	7,176,080

		12,777,283

Apparel Retail–0.37%
Ross Stores, Inc.	22,662	3,375,732

TJX Cos., Inc. (The)	76,565	7,590,654

		10,966,386

Apparel, Accessories & Luxury Goods–0.18%
lululemon athletica, inc.(b)	7,706	3,599,395

Ralph Lauren Corp.	2,623	487,668

Tapestry, Inc.	15,258	725,213

V.F. Corp.	21,093	344,660

		5,156,936

Application Software–2.56%
Adobe, Inc.(b)	30,470	17,071,732

ANSYS, Inc.(b)	5,989	2,001,344

Autodesk, Inc.(b)	14,306	3,693,380

Cadence Design Systems, Inc.(b)	18,207	5,541,847

Fair Isaac Corp.(b)	1,654	2,100,431

Intuit, Inc.	18,756	12,433,165

PTC, Inc.(b)	7,953	1,455,478
Roper Technologies, Inc.	7,149	3,894,275

Salesforce, Inc.(b)	65,115	20,108,814

	Shares	Value

Application Software–(continued)
Synopsys, Inc.(b)	10,178	$5,839,424

Tyler Technologies, Inc.(b)(c)	2,775	1,213,063

		75,352,953

Asset Management & Custody Banks–0.83%
Ameriprise Financial, Inc.	6,739	2,745,199

Bank of New York Mellon Corp. (The)	51,468	2,886,840

BlackRock, Inc.	9,358	7,592,520

Blackstone, Inc., Class A	47,551	6,077,969

Franklin Resources, Inc.(c)	18,456	506,617

Invesco Ltd. (Acquired 08/22/2008-11/14/2023; Cost $596,060)(d)(e)	28,970	446,428

Northern Trust Corp.	13,656	1,121,567

State Street Corp.	20,354	1,500,701

T. Rowe Price Group, Inc.	14,955	1,695,149

		24,572,990

Automobile Manufacturers–1.51%
Ford Motor Co.	263,146	3,273,536

General Motors Co.	91,649	3,755,776

Tesla, Inc.(b)	185,085	37,364,960

		44,394,272

Automotive Parts & Equipment–0.07%
Aptiv PLC(b)	18,930	1,504,745

BorgWarner, Inc.	15,352	477,908

		1,982,653

Automotive Retail–0.29%
AutoZone, Inc.(b)(c)	1,183	3,556,121

CarMax, Inc.(b)(c)	10,332	816,228

O’Reilly Automotive, Inc.(b)	3,935	4,278,998

		8,651,347

Biotechnology–1.89%
AbbVie, Inc.	118,154	20,801,012

Amgen, Inc.	35,815	9,807,221

Biogen, Inc.(b)	9,697	2,104,152

Gilead Sciences, Inc.	83,388	6,012,275

Incyte Corp.(b)	12,147	708,899

Moderna, Inc.(b)(c)	22,199	2,047,636

Regeneron Pharmaceuticals, Inc.(b)	7,169	6,925,899

Vertex Pharmaceuticals, Inc.(b)	17,245	7,255,661

		55,662,755

Brewers–0.03%
Molson Coors Beverage Co., Class B	12,137	757,592

Broadcasting–0.04%
Fox Corp., Class A	17,084	508,933

Fox Corp., Class B	8,976	245,763

Paramount Global, Class B(c)	32,159	355,035

		1,109,731

Broadline Retail–3.72%
Amazon.com, Inc.(b)	608,252	107,514,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco S&P 500 Index Fund

	Shares	Value

Broadline Retail–(continued)
eBay, Inc.	34,975	$1,653,618

Etsy, Inc.(b)(c)	7,980	572,086

		109,740,328

Building Products–0.48%
A.O. Smith Corp.	8,137	674,557

Allegion PLC	5,733	733,079

Builders FirstSource, Inc.(b)	8,139	1,588,570

Carrier Global Corp.(c)	56,151	3,120,873

Johnson Controls International PLC	45,529	2,698,504

Masco Corp.	14,689	1,127,528

Trane Technologies PLC	15,285	4,309,911

		14,253,022

Cable & Satellite–0.46%
Charter Communications, Inc., Class A(b)	6,680	1,963,452

Comcast Corp., Class A	268,736	11,515,338

		13,478,790

Cargo Ground Transportation–0.13%
J.B. Hunt Transport Services, Inc.	5,375	1,108,916

Old Dominion Freight Line, Inc.	5,988	2,649,570

		3,758,486

Casinos & Gaming–0.12%
Caesars Entertainment, Inc.(b)(c)	13,912	604,755

Las Vegas Sands Corp.	24,349	1,327,508

MGM Resorts International(b)(c)	18,951	820,199

Wynn Resorts Ltd.	6,611	695,477

		3,447,939

Commodity Chemicals–0.15%
Dow, Inc.	46,939	2,622,951

LyondellBasell Industries N.V., Class A	17,149	1,719,702

		4,342,653

Communications Equipment–0.78%
Arista Networks, Inc.(b)	16,864	4,680,434

Cisco Systems, Inc.	271,072	13,111,753

F5, Inc.(b)	3,938	737,272

Juniper Networks, Inc.	23,296	862,651

Motorola Solutions, Inc.	11,107	3,669,642

		23,061,752

Computer & Electronics Retail–0.03%
Best Buy Co., Inc.(c)	12,679	1,025,478

Construction & Engineering–0.08%
Quanta Services, Inc.	9,583	2,314,390

Construction Machinery & Heavy Transportation Equipment– 0.66%
Caterpillar, Inc.	34,140	11,401,394

Cummins, Inc.(c)	9,486	2,548,035

PACCAR, Inc.	35,005	3,881,704

Wabtec Corp.	11,817	1,669,624

		19,500,757

Construction Materials–0.16%
Martin Marietta Materials, Inc.	4,136	2,389,409

Vulcan Materials Co.	8,764	2,329,909

		4,719,318

	Shares	Value

Consumer Electronics–0.05%
Garmin Ltd.	10,096	$1,386,686

Consumer Finance–0.51%
American Express Co.	38,528	8,453,814

Capital One Financial Corp.	25,487	3,507,266

Discover Financial Services	16,494	1,990,826

Synchrony Financial	27,311	1,127,944

		15,079,850

Consumer Staples Merchandise Retail–1.62%
Costco Wholesale Corp.	29,629	22,040,717

Dollar General Corp.	14,477	2,103,653

Dollar Tree, Inc.(b)(c)	13,987	2,051,613

Target Corp.	30,892	4,724,005

Walmart, Inc.	286,401	16,785,962

		47,705,950

Copper–0.12%
Freeport-McMoRan, Inc.	95,965	3,628,437

Data Center REITs–0.29%
Digital Realty Trust, Inc.(c)	20,268	2,975,545

Equinix, Inc.	6,283	5,584,456

		8,560,001

Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	7,873	1,602,785

Distillers & Vintners–0.12%
Brown-Forman Corp., Class B(c)	11,949	719,688

Constellation Brands, Inc., Class A	10,816	2,687,993

		3,407,681

Distributors–0.11%
Genuine Parts Co.	9,247	1,380,207

LKQ Corp.	17,474	913,715

Pool Corp.(c)	2,522	1,004,059

		3,297,981

Diversified Banks–2.84%
Bank of America Corp.	460,757	15,905,332

Citigroup, Inc.	128,081	7,107,215

Comerica, Inc.	8,606	424,964

Fifth Third Bancorp	45,575	1,565,046

JPMorgan Chase & Co.	193,473	35,997,586

KeyCorp	61,123	872,225

PNC Financial Services Group, Inc. (The)	26,658	3,924,058

U.S. Bancorp	104,198	4,372,148

Wells Fargo & Co.	243,038	13,510,482

		83,679,056

Diversified Support Services–0.23%
Cintas Corp.	5,794	3,642,167

Copart, Inc.(b)	58,475	3,107,946

		6,750,113

Drug Retail–0.03%
Walgreens Boots Alliance, Inc.	46,794	994,840

Electric Utilities–1.37%
Alliant Energy Corp.(c)	16,832	803,728

American Electric Power Co., Inc.	35,193	2,998,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco S&P 500 Index Fund

	Shares	Value

Electric Utilities–(continued)
Constellation Energy Corp.	21,374	$3,600,450

Duke Energy Corp.	51,578	4,736,408

Edison International	25,282	1,719,682

Entergy Corp.	14,152	1,437,419

Evergy, Inc.	14,847	735,520

Eversource Energy	23,378	1,372,289

Exelon Corp.	66,617	2,387,553

FirstEnergy Corp.	34,743	1,271,941

NextEra Energy, Inc.	137,305	7,577,863

NRG Energy, Inc.	15,178	839,647

PG&E Corp.(c)	142,779	2,382,981

Pinnacle West Capital Corp.	7,321	500,244

PPL Corp.	48,620	1,282,109

Southern Co. (The)	72,987	4,908,376

Xcel Energy, Inc.	36,929	1,945,789

		40,500,091

Electrical Components & Equipment–0.63%
AMETEK, Inc.	15,446	2,783,061

Eaton Corp. PLC	26,722	7,722,658

Emerson Electric Co.	38,152	4,076,541

Generac Holdings, Inc.(b)	3,971	446,777

Hubbell, Inc.	3,537	1,346,430

Rockwell Automation, Inc.	7,564	2,156,345

		18,531,812

Electronic Components–0.20%
Amphenol Corp., Class A	40,040	4,373,969

Corning, Inc.	51,387	1,656,717

		6,030,686

Electronic Equipment & Instruments–0.17%
Keysight Technologies, Inc.(b)	11,884	1,833,701

Teledyne Technologies, Inc.(b)	3,112	1,329,665

Trimble, Inc.(b)	16,217	992,318

Zebra Technologies Corp., Class A(b)(c)	3,388	946,878

		5,102,562

Electronic Manufacturing Services–0.14%
Jabil, Inc.	8,439	1,215,975

TE Connectivity Ltd.	20,798	2,985,761

		4,201,736

Environmental & Facilities Services–0.33%
Republic Services, Inc.	13,687	2,512,933

Rollins, Inc.	18,518	816,088

Veralto Corp.	14,311	1,236,757

Waste Management, Inc.	24,529	5,044,389

		9,610,167

Fertilizers & Agricultural Chemicals–0.16%
CF Industries Holdings, Inc.	12,690	1,024,337

Corteva, Inc.	47,162	2,524,110

FMC Corp.(c)	7,978	449,879

Mosaic Co. (The)	21,798	679,226

		4,677,552

Financial Exchanges & Data–1.06%
Cboe Global Markets, Inc.	6,962	1,336,704

CME Group, Inc., Class A	24,091	5,308,452

FactSet Research Systems, Inc.	2,542	1,175,878

	Shares	Value

Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	38,304	$5,302,040

MarketAxess Holdings, Inc.	2,500	533,525

Moody’s Corp.	10,532	3,996,051

MSCI, Inc.	5,293	2,969,215

Nasdaq, Inc.	22,453	1,261,859

S&P Global, Inc.	21,683	9,288,564

		31,172,288

Food Distributors–0.09%
Sysco Corp.	33,742	2,732,090

Food Retail–0.07%
Kroger Co. (The)	43,650	2,165,476

Footwear–0.29%
NIKE, Inc., Class B	81,914	8,513,322

Gas Utilities–0.04%
Atmos Energy Corp.	9,695	1,094,662

Gold–0.08%
Newmont Corp.	77,127	2,410,219

Health Care Distributors–0.33%
Cardinal Health, Inc.	16,599	1,858,756

Cencora, Inc.	11,157	2,628,589

Henry Schein, Inc.(b)	8,654	661,772

McKesson Corp.	8,905	4,643,156

		9,792,273

Health Care Equipment–2.38%
Abbott Laboratories	116,134	13,778,138

Baxter International, Inc.	33,951	1,389,275

Becton, Dickinson and Co.	19,415	4,573,203

Boston Scientific Corp.(b)	97,989	6,487,852

DexCom, Inc.(b)	25,857	2,975,365

Edwards Lifesciences Corp.(b)	40,588	3,444,704

GE HealthCare Technologies, Inc.	26,201	2,391,627

Hologic, Inc.(b)	15,997	1,180,579

IDEXX Laboratories, Inc.(b)	5,561	3,198,854

Insulet Corp.(b)	4,606	755,384

Intuitive Surgical, Inc.(b)	23,561	9,085,122

Medtronic PLC	89,042	7,422,541

ResMed, Inc.	9,702	1,685,431

STERIS PLC	6,517	1,517,874

Stryker Corp.	22,627	7,898,407

Teleflex, Inc.	3,037	676,613

Zimmer Biomet Holdings, Inc.	13,986	1,739,299

		70,200,268

Health Care Facilities–0.16%
HCA Healthcare, Inc.	13,172	4,105,713

Universal Health Services, Inc., Class B	4,202	701,986

		4,807,699

Health Care REITs–0.17%
Healthpeak Properties, Inc.	35,361	592,297

Ventas, Inc.	26,278	1,111,297

Welltower, Inc.	37,039	3,413,514

		5,117,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco S&P 500 Index Fund

	Shares	Value

Health Care Services–0.53%
Cigna Group (The)	19,583	$6,582,630

CVS Health Corp.	85,955	6,392,473

DaVita, Inc.(b)	3,510	445,665

Laboratory Corp. of America Holdings	5,786	1,248,792

Quest Diagnostics, Inc.	7,416	926,184

		15,595,744

Health Care Supplies–0.10%
Align Technology, Inc.(b)	4,698	1,420,769

Cooper Cos., Inc. (The)	13,068	1,223,165

DENTSPLY SIRONA, Inc.	13,549	442,781

		3,086,715

Home Furnishings–0.01%
Mohawk Industries, Inc.(b)	3,384	401,410

Home Improvement Retail–1.18%
Home Depot, Inc. (The)	66,927	25,473,085

Lowe’s Cos., Inc.	38,622	9,295,157

		34,768,242

Homebuilding–0.30%
D.R. Horton, Inc.	20,031	2,993,432

Lennar Corp., Class A	16,741	2,653,616

NVR, Inc.(b)	214	1,631,872

PulteGroup, Inc.	14,552	1,577,146

		8,856,066

Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(c)	46,473	963,850

Hotels, Resorts & Cruise Lines–0.85%
Airbnb, Inc., Class A(b)	29,094	4,581,432

Booking Holdings, Inc.(b)	2,335	8,099,718

Carnival Corp.(b)	66,454	1,053,961

Expedia Group, Inc.(b)	8,794	1,203,195

Hilton Worldwide Holdings, Inc.	17,125	3,498,980

Marriott International, Inc., Class A(c)	16,510	4,125,354

Norwegian Cruise Line Holdings Ltd.(b)(c)	27,421	531,693

Royal Caribbean Cruises Ltd.(b)	15,549	1,917,969

		25,012,302

Household Appliances–0.01%
Whirlpool Corp.	3,550	381,234

Household Products–1.21%
Church & Dwight Co., Inc.(c)	16,589	1,660,891

Clorox Co. (The)	8,298	1,272,166

Colgate-Palmolive Co.	55,102	4,767,425

Kimberly-Clark Corp.	22,616	2,740,381

Procter & Gamble Co. (The)	157,728	25,069,288

		35,510,151

Human Resource & Employment Services–0.39%
Automatic Data Processing, Inc.	27,525	6,912,353

Dayforce, Inc.(b)(c)	10,288	717,691

Paychex, Inc.	21,515	2,638,169

Paycom Software, Inc.	3,217	586,749

Robert Half, Inc.	6,902	554,921

		11,409,883

	Shares	Value

Independent Power Producers & Energy Traders–0.02%
AES Corp. (The)	44,168	$671,354

Industrial Conglomerates–0.80%
3M Co.	36,962	3,404,939

General Electric Co.	72,837	11,427,397

Honeywell International, Inc.	44,119	8,767,769

		23,600,105

Industrial Gases–0.61%
Air Products and Chemicals, Inc.	14,867	3,479,473

Linde PLC	32,450	14,564,209

		18,043,682

Industrial Machinery & Supplies & Components–0.84%
Dover Corp.	9,227	1,525,961

Fortive Corp.	23,180	1,973,313

IDEX Corp.	4,988	1,176,669

Illinois Tool Works, Inc.	18,324	4,803,637

Ingersoll Rand, Inc.	27,090	2,474,130

Nordson Corp.	3,573	949,167

Otis Worldwide Corp.	27,389	2,610,172

Parker-Hannifin Corp.	8,598	4,603,799

Pentair PLC	10,783	838,810

Snap-on, Inc.	3,456	952,681

Stanley Black & Decker, Inc.	10,112	902,900

Xylem, Inc.	15,901	2,020,222

		24,831,461

Industrial REITs–0.28%
Prologis, Inc.	61,834	8,240,617

Insurance Brokers–0.60%
Aon PLC, Class A	13,399	4,233,950

Arthur J. Gallagher & Co.	14,449	3,524,545

Brown & Brown, Inc.	15,581	1,312,076

Marsh & McLennan Cos., Inc.	32,998	6,674,505

Willis Towers Watson PLC	6,914	1,884,826

		17,629,902

Integrated Oil & Gas–1.65%
Chevron Corp.	117,489	17,859,503

Exxon Mobil Corp.(f)	268,069	28,018,572

Occidental Petroleum Corp.(c)	44,187	2,678,174

		48,556,249

Integrated Telecommunication Services–0.66%
AT&T, Inc.	478,496	8,100,937

Verizon Communications, Inc.	281,348	11,259,547

		19,360,484

Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	16,380	2,284,682

Take-Two Interactive Software, Inc.(b)	10,432	1,532,774

		3,817,456

Interactive Media & Services–5.94%
Alphabet, Inc., Class A(b)	396,046	54,836,529

Alphabet, Inc., Class C(b)	333,324	46,592,029

Match Group, Inc.(b)(c)	18,162	654,559

Meta Platforms, Inc., Class A	148,541	72,804,400

		174,887,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco S&P 500 Index Fund

	Shares	Value

Internet Services & Infrastructure–0.08%
Akamai Technologies, Inc.(b)	9,927	$1,101,103

VeriSign, Inc.(b)	5,891	1,150,453

		2,251,556

Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)	99,595	6,650,954

Goldman Sachs Group, Inc. (The)	21,824	8,490,627

Morgan Stanley	84,577	7,277,005

Raymond James Financial, Inc.	12,576	1,513,145

		23,931,731

IT Consulting & Other Services–1.13%
Accenture PLC, Class A	42,001	15,741,135

Cognizant Technology Solutions Corp., Class A	33,556	2,651,595

EPAM Systems, Inc.(b)	3,785	1,152,154

Gartner, Inc.(b)	5,217	2,428,827

International Business Machines Corp.	61,108	11,306,813

		33,280,524

Leisure Products–0.01%
Hasbro, Inc.	8,517	428,320

Life & Health Insurance–0.35%
Aflac, Inc.	35,352	2,854,321

Globe Life, Inc.	5,776	733,148

MetLife, Inc.	41,214	2,874,264

Principal Financial Group, Inc.	14,535	1,175,300

Prudential Financial, Inc.	24,159	2,633,089

		10,270,122

Life Sciences Tools & Services–1.39%
Agilent Technologies, Inc.	19,581	2,689,646

Bio-Rad Laboratories, Inc., Class A(b)	1,340	436,679

Bio-Techne Corp.(c)	10,432	767,482

Charles River Laboratories International, Inc.(b)(c)	3,309	841,115

Danaher Corp.	44,011	11,140,945

Illumina, Inc.(b)	10,474	1,464,579

IQVIA Holdings, Inc.(b)	12,255	3,028,946

Mettler-Toledo International, Inc.(b)	1,451	1,809,716

Revvity, Inc.	8,110	888,775

Thermo Fisher Scientific, Inc.	25,857	14,743,144

Waters Corp.(b)	3,900	1,315,938

West Pharmaceutical Services, Inc.(c)	4,880	1,748,797

		40,875,762

Managed Health Care–1.55%
Centene Corp.(b)	35,750	2,803,873

Elevance Health, Inc.	15,724	7,881,655

Humana, Inc.	8,239	2,886,286

Molina Healthcare, Inc.(b)	3,845	1,514,584

UnitedHealth Group, Inc.	61,898	30,552,853

		45,639,251

Metal, Glass & Plastic Containers–0.05%
Ball Corp.	20,797	1,331,424

Movies & Entertainment–1.14%
Live Nation Entertainment, Inc.(b)	9,359	907,636

Netflix, Inc.(b)	29,291	17,660,129

Walt Disney Co. (The)	122,453	13,663,306

	Shares	Value

Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)	146,371	$1,286,601

		33,517,672

Multi-Family Residential REITs–0.22%
AvalonBay Communities, Inc.(c)	9,367	1,658,240

Camden Property Trust(c)	6,991	660,510

Equity Residential	23,125	1,392,356

Essex Property Trust, Inc.(c)	4,192	970,029

Mid-America Apartment Communities, Inc.	7,620	957,681

UDR, Inc.	20,002	710,071

		6,348,887

Multi-line Insurance–0.14%
American International Group, Inc.	46,982	3,424,518

Assurant, Inc.	3,568	647,414

		4,071,932

Multi-Sector Holdings–1.69%
Berkshire Hathaway, Inc., Class B(b)	121,761	49,848,953

Multi-Utilities–0.58%
Ameren Corp.	17,160	1,221,620

CenterPoint Energy, Inc.	41,221	1,133,578

CMS Energy Corp.	19,053	1,093,071

Consolidated Edison, Inc.	22,771	1,985,859

Dominion Energy, Inc.	56,000	2,678,480

DTE Energy Co.	13,798	1,495,013

NiSource, Inc.	26,703	695,880

Public Service Enterprise Group, Inc.	33,348	2,080,915

Sempra	42,116	2,973,390

WEC Energy Group, Inc.	21,110	1,656,924

		17,014,730

Office REITs–0.07%
Alexandria Real Estate Equities, Inc.(c)	10,316	1,286,714

Boston Properties, Inc.(c)	10,083	652,572

		1,939,286

Oil & Gas Equipment & Services–0.30%
Baker Hughes Co., Class A	67,340	1,992,590

Halliburton Co.	59,899	2,100,658

Schlumberger N.V.	95,596	4,620,155

		8,713,403

Oil & Gas Exploration & Production–0.94%
APA Corp.	20,358	606,465

ConocoPhillips	79,464	8,942,878

Coterra Energy, Inc.	49,468	1,275,285

Devon Energy Corp.	42,260	1,861,976

Diamondback Energy, Inc.	11,978	2,186,224

EOG Resources, Inc.	39,026	4,466,916

EQT Corp.	27,131	1,007,917

Hess Corp.	18,500	2,696,375

Marathon Oil Corp.	40,214	975,189

Pioneer Natural Resources Co.	15,614	3,672,257

		27,691,482

Oil & Gas Refining & Marketing–0.40%
Marathon Petroleum Corp.	25,410	4,300,134

Phillips 66	29,443	4,195,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco S&P 500 Index Fund

	Shares	Value

Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	22,784	$3,223,025

		11,719,081

Oil & Gas Storage & Transportation–0.32%
Kinder Morgan, Inc.	129,415	2,250,527

ONEOK, Inc.	38,986	2,928,628

Targa Resources Corp.	14,707	1,444,816

Williams Cos., Inc. (The)	81,411	2,925,911

		9,549,882

Other Specialized REITs–0.12%
Iron Mountain, Inc.	19,541	1,536,704

VICI Properties, Inc.(c)	68,237	2,042,334

		3,579,038

Other Specialty Retail–0.15%
Bath & Body Works, Inc.	15,062	688,334

Tractor Supply Co.(c)	7,235	1,840,005

Ulta Beauty, Inc.(b)	3,270	1,793,791

		4,322,130

Packaged Foods & Meats–0.68%
Campbell Soup Co.(c)	12,726	542,637

Conagra Brands, Inc.	31,527	885,278

General Mills, Inc.	38,901	2,496,666

Hershey Co. (The)	9,886	1,857,777

Hormel Foods Corp.	18,908	667,831

J.M. Smucker Co. (The)	7,000	841,190

Kellanova	17,216	949,462

Kraft Heinz Co. (The)	53,354	1,882,329

Lamb Weston Holdings, Inc.	9,522	973,244

McCormick & Co., Inc.	16,575	1,141,354

Mondelez International, Inc., Class A	91,042	6,652,439

Tyson Foods, Inc., Class A	18,649	1,011,522

		19,901,729

Paper & Plastic Packaging Products & Materials–0.16%
Amcor PLC	95,039	861,053

Avery Dennison Corp.	5,312	1,150,207

International Paper Co.	23,208	820,635

Packaging Corp. of America	5,928	1,074,094

WestRock Co.	16,912	765,945

		4,671,934

Passenger Airlines–0.16%
American Airlines Group, Inc.(b)(c)	41,975	658,168

Delta Air Lines, Inc.	42,443	1,794,066

Southwest Airlines Co.	39,320	1,347,496

United Airlines Holdings, Inc.(b)	21,420	974,396

		4,774,126

Passenger Ground Transportation–0.37%
Uber Technologies, Inc.(b)	137,717	10,948,501

Personal Care Products–0.15%
Estee Lauder Cos., Inc. (The), Class A	15,546	2,309,825

Kenvue, Inc.	115,340	2,191,460

		4,501,285

Pharmaceuticals–3.82%
Bristol-Myers Squibb Co.	136,171	6,910,678

Catalent, Inc.(b)(c)	11,773	675,064

	Shares	Value

Pharmaceuticals–(continued)
Eli Lilly and Co.	53,365	$40,220,133

Johnson & Johnson	161,101	25,998,479

Merck & Co., Inc.	169,583	21,562,479

Pfizer, Inc.	377,871	10,036,254

Viatris, Inc.	79,130	978,838

Zoetis, Inc.	30,725	6,093,689

		112,475,614

Property & Casualty Insurance–0.94%
Allstate Corp. (The)	17,513	2,793,674

Arch Capital Group Ltd.(b)	24,614	2,155,940

Chubb Ltd.	27,303	6,871,346

Cincinnati Financial Corp.	10,350	1,179,900

Hartford Financial Services Group, Inc. (The)	20,141	1,930,313

Loews Corp.	12,301	924,174

Progressive Corp. (The)	39,152	7,421,653

Travelers Cos., Inc. (The)	15,285	3,377,374

W.R. Berkley Corp.	13,437	1,123,333

		27,777,707

Publishing–0.03%
News Corp., Class A	25,103	674,769

News Corp., Class B	7,388	206,790

		881,559

Rail Transportation–0.65%
CSX Corp.	132,247	5,017,451

Norfolk Southern Corp.	15,134	3,834,653

Union Pacific Corp.	40,796	10,349,537

		19,201,641

Real Estate Services–0.14%
CBRE Group, Inc., Class A(b)	20,181	1,854,432

CoStar Group, Inc.(b)	27,329	2,378,443

		4,232,875

Regional Banks–0.29%
Citizens Financial Group, Inc.	31,456	987,404

Huntington Bancshares, Inc.	94,559	1,233,049

M&T Bank Corp.	11,106	1,551,953

Regions Financial Corp.	60,659	1,130,077

Truist Financial Corp.	89,252	3,122,035

Zions Bancorporation N.A.	9,865	388,977

		8,413,495

Reinsurance–0.04%
Everest Group Ltd.	2,834	1,045,406

Research & Consulting Services–0.24%
Equifax, Inc.	8,127	2,223,466

Jacobs Solutions, Inc.	8,223	1,205,903

Leidos Holdings, Inc.	9,070	1,159,690

Verisk Analytics, Inc.	9,706	2,347,881

		6,936,940

Restaurants–1.06%
Chipotle Mexican Grill, Inc.(b)	1,837	4,939,270

Darden Restaurants, Inc.	7,936	1,354,755

Domino’s Pizza, Inc.(c)	2,290	1,026,722

McDonald’s Corp.	48,542	14,187,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco S&P 500 Index Fund

	Shares	Value

Restaurants–(continued)
Starbucks Corp.	76,465	$7,256,528

Yum! Brands, Inc.	18,759	2,596,621

		31,361,752

Retail REITs–0.28%
Federal Realty Investment Trust	4,845	488,618

Kimco Realty Corp.	48,050	949,468

Realty Income Corp.	55,013	2,866,727

Regency Centers Corp.	10,731	664,786

Simon Property Group, Inc.	21,833	3,234,341

		8,203,940

Self-Storage REITs–0.17%
Extra Space Storage, Inc.(c)	13,936	1,964,558

Public Storage	10,591	3,006,467

		4,971,025

Semiconductor Materials & Equipment–0.95%
Applied Materials, Inc.	55,983	11,287,292

Enphase Energy, Inc.(b)(c)	9,007	1,143,979

KLA Corp.	9,097	6,206,883

Lam Research Corp.	8,820	8,275,365

Teradyne, Inc.	10,174	1,053,925

		27,967,444

Semiconductors–8.54%
Advanced Micro Devices, Inc.(b)	108,125	20,817,306

Analog Devices, Inc.	33,348	6,396,813

Broadcom, Inc.	29,375	38,201,894

First Solar, Inc.(b)	6,977	1,073,691

Intel Corp.	282,145	12,146,342

Microchip Technology, Inc.	36,208	3,046,541

Micron Technology, Inc.	73,483	6,658,295

Monolithic Power Systems, Inc.	3,160	2,275,327

NVIDIA Corp.	165,091	130,606,792

NXP Semiconductors N.V. (China)	17,250	4,307,843

ON Semiconductor Corp.(b)	28,823	2,274,711

Qorvo, Inc.(b)	6,475	741,711

QUALCOMM, Inc.	74,485	11,752,988

Skyworks Solutions, Inc.	10,409	1,092,112

Texas Instruments, Inc.	60,779	10,170,150

		251,562,516

Single-Family Residential REITs–0.04%
Invitation Homes, Inc.(c)	37,580	1,280,351

Soft Drinks & Non-alcoholic Beverages–1.21%
Coca-Cola Co. (The)	260,400	15,629,208

Keurig Dr Pepper, Inc.	67,378	2,015,276

Monster Beverage Corp.(b)	49,436	2,921,668

PepsiCo, Inc.	92,009	15,212,768

		35,778,920

Specialty Chemicals–0.59%
Albemarle Corp.	7,741	1,067,097

Celanese Corp.	6,536	993,276

DuPont de Nemours, Inc.	28,365	1,962,574

Eastman Chemical Co.	7,663	672,351

Ecolab, Inc.	16,983	3,818,458

International Flavors & Fragrances, Inc.(c)	17,084	1,289,842

PPG Industries, Inc.	15,780	2,234,448

	Shares	Value

Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	15,759	$5,232,461

		17,270,507

Steel–0.15%
Nucor Corp.	16,452	3,163,720

Steel Dynamics, Inc.	10,169	1,360,815

		4,524,535

Systems Software–8.08%
Fortinet, Inc.(b)	42,570	2,942,013

Gen Digital, Inc.(c)	36,629	787,157

Microsoft Corp.	496,881	205,529,857

Oracle Corp.	106,329	11,874,823

Palo Alto Networks, Inc.(b)(c)	20,801	6,459,750

ServiceNow, Inc.(b)	13,719	10,582,013

		238,175,613

Technology Distributors–0.07%
CDW Corp.	8,836	2,175,512

Technology Hardware, Storage & Peripherals–6.22%
Apple, Inc.	977,470	176,677,702

Hewlett Packard Enterprise Co.	84,347	1,284,605

HP, Inc.	57,364	1,625,122

NetApp, Inc.	13,863	1,235,471

Seagate Technology Holdings PLC	13,019	1,211,418

Western Digital Corp.(b)(c)	21,387	1,271,885

		183,306,203

Telecom Tower REITs–0.37%
American Tower Corp.	31,197	6,203,835

Crown Castle, Inc.	29,044	3,193,097

SBA Communications Corp., Class A	7,220	1,510,641

		10,907,573

Timber REITs–0.06%
Weyerhaeuser Co.	48,853	1,679,566

Tobacco–0.48%
Altria Group, Inc.	118,362	4,842,190

Philip Morris International, Inc.	103,891	9,346,034

		14,188,224

Trading Companies & Distributors–0.30%
Fastenal Co.	38,240	2,791,902

United Rentals, Inc.	4,536	3,144,673

W.W. Grainger, Inc.	2,956	2,877,548

		8,814,123

Transaction & Payment Processing Services–2.51%
Fidelity National Information Services, Inc.	39,650	2,743,384

Fiserv, Inc.(b)	40,166	5,995,579

FLEETCOR Technologies, Inc.(b)	4,830	1,348,874

Global Payments, Inc.	17,426	2,260,152

Jack Henry & Associates, Inc.	4,712	818,804

Mastercard, Inc., Class A	55,418	26,310,250

PayPal Holdings, Inc.(b)	72,152	4,353,652

Visa, Inc., Class A(c)	106,674	30,150,339

		73,981,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco S&P 500 Index Fund

	Shares	Value

Water Utilities–0.05%
American Water Works Co., Inc.	12,843	$1,522,409

Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.	34,053	5,560,855

Total Common Stocks & Other Equity Interests (Cost $1,070,338,787)		2,859,394,541

Money Market Funds–2.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(g)	30,242,898	30,242,898

Invesco Liquid Assets Portfolio, Institutional Class, 5.41%(d)(g)	19,670,893	19,680,729

Invesco Treasury Portfolio, Institutional Class, 5.23%(d)(g)	34,563,311	34,563,311

Total Money Market Funds (Cost $84,483,776)		84,486,938

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,154,822,563)		2,943,881,479

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.14%
Invesco Private Government Fund, 5.29%(d)(g)(h)	17,660,945	$17,660,945

Invesco Private Prime Fund, 5.49%(d)(g)(h) 45,391,161		45,413,856

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,078,217)		63,074,801

TOTAL INVESTMENTS IN SECURITIES–102.05% (Cost $1,217,900,780)		3,006,956,280

OTHER ASSETS LESS LIABILITIES–(2.05)%		(60,358,125)

NET ASSETS–100.00%		$2,946,598,155

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Invesco Ltd.	$455,471	$4,924	$-	$(13,967)	$-	$446,428	$11,516
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,598,847	58,871,072	(57,227,021)	-	-	30,242,898	661,777
Invesco Liquid Assets Portfolio, Institutional Class	18,499,332	42,050,766	(40,876,444)	769	6,306	19,680,729	436,813
Invesco Treasury Portfolio, Institutional Class	32,684,397	67,281,225	(65,402,311)	-	-	34,563,311	756,601
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,324,601	128,288,456	(124,952,112)	-	-	17,660,945	439,915*
Invesco Private Prime Fund	36,834,686	316,607,200	(308,044,762)	(3,238)	19,970	45,413,856	1,197,304*
Total	$131,397,334	$613,103,643	$(596,502,650)	$(16,436)	$26,276	$148,008,167	$3,503,926

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(g)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk

E-Mini S&P 500 Index	344	March-2024	$87,784,500	$4,012,326	$4,012,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2024

Information Technology	28.93%

Financials	12.61

Health Care	12.15

Consumer Discretionary	10.32

Communication Services	8.64

Industrials	8.47

Consumer Staples	5.78

Energy	3.61

Real Estate	2.24

Materials	2.23

Utilities	2.06

Money Market Funds Plus Other Assets Less Liabilities	2.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 1,069,742,727)*	$2,858,948,113

Investments in affiliates, at value (Cost $ 148,158,053)	148,008,167

Other investments:
Variation margin receivable – futures contracts	374,702

Cash	1,833

Receivable for:
Fund shares sold	2,305,433

Dividends	4,327,844

Investment for trustee deferred compensation and retirement plans	71,840

Other assets	75,116

Total assets	3,014,113,048

Liabilities:
Payable for:
Fund shares reacquired	3,029,876

Collateral upon return of securities loaned	63,078,217

Accrued fees to affiliates	1,192,177

Accrued trustees’ and officers’ fees and benefits	1,955

Accrued other operating expenses	131,418

Trustee deferred compensation and retirement plans	81,250

Total liabilities	67,514,893

Net assets applicable to shares outstanding	$2,946,598,155

Net assets consist of:
Shares of beneficial interest	$1,164,706,544

Distributable earnings	1,781,891,611

$2,946,598,155

Net Assets:
Class A	$2,006,619,407

Class C	$367,738,808

Class Y	$519,259,287

Class R6	$52,980,653

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	37,289,609

Class C	7,152,782

Class Y	9,495,866

Class R6	967,562

Class A:
Net asset value per share	$53.81

Maximum offering price per share (Net asset value of $53.81 ÷ 94.50%)	$56.94

Class C:
Net asset value and offering price per share	$51.41

Class Y:
Net asset value and offering price per share	$54.68

Class R6:
Net asset value and offering price per share	$54.76

*	At February 29, 2024, securities with an aggregate value of $62,056,536 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,044)	$20,041,785

Dividends from affiliates (includes net securities lending income of $44,203)	1,910,910

Total investment income	21,952,695

Expenses:
Advisory fees	1,486,601

Administrative services fees	170,825

Custodian fees	10,727

Distribution fees:
Class A	2,177,180

Class C	1,671,270

Transfer agent fees – A, C and Y	1,700,981

Transfer agent fees – R6	4,851

Trustees’ and officers’ fees and benefits	22,376

Registration and filing fees	60,936

Licensing fees	58,731

Reports to shareholders	133,361

Professional services fees	38,610

Other	19,283

Total expenses	7,555,732

Less: Fees waived and/or expense offset arrangement(s)	(64,024)

Net expenses	7,491,708

Net investment income	14,460,987

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	679,880

Affiliated investment securities	26,276

Futures contracts	6,484,440

7,190,596

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	324,857,981

Affiliated investment securities	(16,436)

Futures contracts	2,256,488

327,098,033

Net realized and unrealized gain	334,288,629

Net increase in net assets resulting from operations	$348,749,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29,	August 31,
	2024	2023

Operations:
Net investment income	$14,460,987	$24,067,056

Net realized gain	7,190,596	70,075

Change in net unrealized appreciation	327,098,033	297,426,228

Net increase in net assets resulting from operations	348,749,616	321,563,359

Distributions to shareholders from distributable earnings:
Class A	(18,907,958)	(14,619,410)

Class C	(1,387,800)	(2,697,142)

Class Y	(5,892,777)	(3,119,500)

Class R6	(346,442)	(201,236)

Total distributions from distributable earnings	(26,534,977)	(20,637,288)

Share transactions–net:
Class A	106,081,982	83,378,064

Class C	(4,734,288)	(39,240,029)

Class Y	12,129,301	114,438,275

Class R6	24,342,195	4,627,333

Net increase in net assets resulting from share transactions	137,819,190	163,203,643

Net increase in net assets	460,033,829	464,129,714

Net assets:
Beginning of period	2,486,564,326	2,022,434,612

End of period	$2,946,598,155	$2,486,564,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$47.86	$0.28	$ 6.19	$ 6.47	$(0.52)	$ –	$(0.52)	$53.81	13.61%	$2,006,619	0.54	%(d)	0.54	%(d)	1.16	%(d)	0%
Year ended 08/31/23	41.94	0.51	5.84	6.35	(0.43)	–	(0.43)	47.86	15.33	1,681,628	0.54		0.54		1.18		2
Year ended 08/31/22	48.42	0.44	(5.97)	(5.53)	(0.39)	(0.56)	(0.95)	41.94	(11.70)	1,392,433	0.54		0.54		0.95		2
Year ended 08/31/21	37.59	0.39	10.94	11.33	(0.43)	(0.07)	(0.50)	48.42	30.46	1,544,523	0.54		0.54		0.93		5
Year ended 08/31/20	31.59	0.45	6.21	6.66	(0.45)	(0.21)	(0.66)	37.59	21.33 (e)	1,147,062	0.54	(e)	0.54	(e)	1.36	(e)	2
Year ended 08/31/19	31.63	0.45	0.20	0.65	(0.42)	(0.27)	(0.69)	31.59	2.36 (e)	906,581	0.55	(e)	0.55	(e)	1.47	(e)	3
Class C
Six months ended 02/29/24	45.60	0.10	5.90	6.00	(0.19)	–	(0.19)	51.41	13.19	367,739	1.29	(d)	1.29	(d)	0.41	(d)	0
Year ended 08/31/23	40.17	0.18	5.58	5.76	(0.33)	–	(0.33)	45.60	14.49 (f)	330,698	1.28	(f)	1.28	(f)	0.44	(f)	2
Year ended 08/31/22	46.48	0.09	(5.75)	(5.66)	(0.09)	(0.56)	(0.65)	40.17	(12.38)	329,140	1.29		1.29		0.20		2
Year ended 08/31/21	36.09	0.12	10.52	10.64	(0.18)	(0.07)	(0.25)	46.48	29.65 (f)	400,963	1.18	(f)	1.18	(f)	0.29	(f)	5
Year ended 08/31/20	30.36	0.19	5.96	6.15	(0.21)	(0.21)	(0.42)	36.09	20.41	353,371	1.30		1.30		0.60		2
Year ended 08/31/19	30.43	0.21	0.21	0.42	(0.22)	(0.27)	(0.49)	30.36	1.60	294,011	1.31		1.31		0.71		3
Class Y
Six months ended 02/29/24	48.67	0.35	6.29	6.64	(0.63)	–	(0.63)	54.68	13.75	519,259	0.29	(d)	0.29	(d)	1.41	(d)	0
Year ended 08/31/23	42.57	0.63	5.94	6.57	(0.47)	–	(0.47)	48.67	15.63	450,318	0.29		0.29		1.43		2
Year ended 08/31/22	49.12	0.56	(6.05)	(5.49)	(0.50)	(0.56)	(1.06)	42.57	(11.48)	284,424	0.29		0.29		1.20		2
Year ended 08/31/21	38.11	0.50	11.10	11.60	(0.52)	(0.07)	(0.59)	49.12	30.80	286,102	0.29		0.29		1.18		5
Year ended 08/31/20	32.01	0.53	6.30	6.83	(0.52)	(0.21)	(0.73)	38.11	21.62	203,430	0.30		0.30		1.60		2
Year ended 08/31/19	32.04	0.53	0.20	0.73	(0.49)	(0.27)	(0.76)	32.01	2.62	181,204	0.31		0.31		1.71		3
Class R6
Six months ended 02/29/24	48.75	0.38	6.30	6.68	(0.67)	–	(0.67)	54.76	13.82	52,981	0.19	(d)	0.19	(d)	1.51	(d)	0
Year ended 08/31/23	42.61	0.67	5.95	6.62	(0.48)	–	(0.48)	48.75	15.74	23,920	0.20		0.20		1.52		2
Year ended 08/31/22	49.15	0.60	(6.05)	(5.45)	(0.53)	(0.56)	(1.09)	42.61	(11.40)	16,438	0.20		0.20		1.29		2
Year ended 08/31/21	38.13	0.53	11.09	11.62	(0.53)	(0.07)	(0.60)	49.15	30.86	12,765	0.24		0.24		1.23		5
Year ended 08/31/20	32.02	0.55	6.31	6.86	(0.54)	(0.21)	(0.75)	38.13	21.70	8,020	0.24		0.24		1.66		2
Year ended 08/31/19	32.05	0.54	0.20	0.74	(0.50)	(0.27)	(0.77)	32.02	2.65	5,646	0.26		0.26		1.76		3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended August 31, 2020 and 2019, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.89% for the years ended August 31, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco S&P 500 Index Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17	Invesco S&P 500 Index Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

18	Invesco S&P 500 Index Fund

compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, the Fund paid the Adviser $3,036 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $2 billion	0.100%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $37,638.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

19	Invesco S&P 500 Index Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $215,706 in front-end sales commissions from the sale of Class A shares and $508 and $8,113 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2024, the Fund incurred $4,963 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,859,394,541	$–	$–	$2,859,394,541

Money Market Funds	84,486,938	63,074,801	–	147,561,739

Total Investments in Securities	2,943,881,479	63,074,801	–	3,006,956,280

Other Investments - Assets*

Futures Contracts	4,012,326	–	–	4,012,326

Total Investments	$2,947,893,805	$63,074,801	$–	$3,010,968,606

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$4,012,326

Derivatives not subject to master netting agreements	(4,012,326)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$6,484,440

20	Invesco S&P 500 Index Fund

Location of Gain on
Statement of Operations
Equity
Risk

Change in Net Unrealized Appreciation:
Futures contracts	$2,256,488

Total	$8,740,928

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$71,920,894

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $26,386.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,543,597	$592,880	$3,136,477

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $141,803,906 and $10,562,310, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,813,250,035

Aggregate unrealized (depreciation) of investments	(39,887,858)

Net unrealized appreciation of investments	$1,773,362,177

Cost of investments for tax purposes is $1,237,606,429.

21	Invesco S&P 500 Index Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 29, 2024(a)		Year ended August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	4,017,863	$197,259,190	4,837,964	$209,631,036

Class C	884,943	41,363,486	1,178,645	48,451,033

Class Y	1,472,854	73,179,374	4,620,383	203,223,167

Class R6	527,655	26,885,772	207,835	9,135,762

Issued as reinvestment of dividends:
Class A	335,327	16,679,179	316,821	12,853,339

Class C	26,708	1,271,014	62,346	2,422,774

Class Y	97,460	4,923,691	59,929	2,467,868

Class R6	6,506	328,997	4,666	192,374

Automatic conversion of Class C shares to Class A shares:
Class A	417,731	20,538,744	972,593	42,215,051

Class C	(438,020)	(20,538,744)	(1,017,674)	(42,215,051)

Reacquired:
Class A	(2,617,269)	(128,395,131)	(4,193,571)	(181,321,362)

Class C	(572,433)	(26,830,044)	(1,164,496)	(47,898,785)

Class Y	(1,327,175)	(65,973,764)	(2,109,204)	(91,252,760)

Class R6	(57,286)	(2,872,574)	(107,591)	(4,700,803)

Net increase in share activity	2,774,864	$137,819,190	3,668,646	$163,203,643

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,136.10	$2.87	$1,022.18	$2.72	0.54%
Class C	1,000.00	1,131.90	6.84	1,018.45	6.47	1.29
Class Y	1,000.00	1,137.50	1.54	1,023.42	1.46	0.29
Class R6	1,000.00	1,138.20	1.01	1,023.92	0.96	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	Invesco S&P 500 Index Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

24	Invesco S&P 500 Index Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Senior Floating Rate Fund

Nasdaq:

A: OOSAX ∎ C: OOSCX ∎ R: OOSNX ∎ Y: OOSYX ∎ R5: SFRRX ∎ R6: OOSIX

2	Fund Performance
4	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
36	Fund Expenses
T-37	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.21%
Class C Shares	4.82
Class R Shares	5.08
Class Y Shares	5.34
Class R5 Shares	5.36
Class R6 Shares	5.39
Custom Invesco Senior Floating Rate Index▼	5.45
JP Morgan Leveraged Loan Index∎*	5.45
Bloomberg U.S. Aggregate Bond Index◆*	2.35
Source(s): ▼Invesco, Bloomberg LP; ∎Bloomberg LP; ◆RIMES Technologies Corp.

*Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

The Custom Invesco Senior Floating Rate Index is composed of the Credit Suisse Leveraged Loan Index through September 30, 2014, and the JP Morgan Leveraged Loan Index from October 1, 2014 to present. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior floating rate bank loans.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Floating Rate Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges

Class A Shares
Inception (9/8/99)	4.24%
10 Years	2.81
5 Years	2.24
1 Year	7.07

Class C Shares
Inception (9/8/99)	4.21%
10 Years	2.53
5 Years	2.13
1 Year	8.65

Class R Shares
Inception (10/26/12)	3.21%
10 Years	2.87
5 Years	2.64
1 Year	10.20

Class Y Shares
Inception (11/28/05)	4.21%
10 Years	3.39
5 Years	3.18
1 Year	10.75

Class R5 Shares
10 Years	3.29%
5 Years	3.22
1 Year	10.80

Class R6 Shares
Inception (10/26/12)	3.83%
10 Years	3.48
5 Years	3.27
1 Year	10.84

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Senior Floating Rate Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Senior Floating Rate Fund. The Fund was subsequently renamed the Invesco Senior Floating Rate Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 3.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Floating Rate Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–82.21%(b)(c)
Aerospace & Defense–3.77%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.71%	10/05/2026	EUR	14,104	$ 14,614,340
Barnes Group, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	8.43%	09/03/2030		$1,530	1,534,423
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.00%)	9.08%	07/02/2029		2,965	2,965,302
Term Loan (1 mo. Term SOFR + 2.50%)	8.18%	06/07/2028		14,789	14,751,481
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	8.13%	10/22/2027		6,945	6,950,904
Term Loan (1 mo. Term SOFR + 2.75%)	7.87%	10/22/2026		8,368	8,374,256
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.33%	08/24/2028		1,716	1,722,052
Term Loan B-2 (1 mo. Term SOFR + 4.00%)	9.33%	08/24/2028		736	738,022
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	04/30/2028		6,332	6,317,614
Greenrock Finance, Inc.
First Lien Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.70%	07/06/2029		1	535
First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.70%	07/06/2029		1	1,159
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	09/22/2028		14,791	14,752,010
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.83%	09/22/2028		2,084	2,089,335
Peraton Corp., Second Lien Term Loan (3 mo. Term SOFR + 7.75%)	13.18%	02/01/2029		9,194	9,215,170
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan (3 mo. Term SOFR + 4.00%)	9.10%	09/14/2029		5,028	5,031,576
Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	03/17/2030		8,964	8,966,367
Spirit AeroSystems, Inc., Term Loan (1 mo. Term SOFR + 4.50%)	9.56%	01/15/2027		1,558	1,561,391
Titan Acquisition Holdings L.P., Term Loan (1 mo. Term SOFR + 4.00%)(d)	9.32%	06/14/2030		3,417	3,425,484
TransDigm, Inc.
Term Loan H (1 mo. Term SOFR + 3.25%)	8.60%	02/22/2027		491	492,506
Term Loan I (1 mo. Term SOFR + 3.25%)	8.60%	08/24/2028		13,594	13,635,828
Term Loan J (1 mo. Term SOFR + 3.25%)	8.60%	02/28/2031		2,460	2,471,775
					119,611,530

Air Transport–2.17%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	10.33%	04/20/2028		26,148	26,689,850
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.60%	02/15/2028		1,918	1,911,823
Term Loan (1 mo. Term SOFR + 3.50%)	8.87%	06/04/2029		13,972	13,983,615
United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	02/22/2031		13,242	13,250,587
WestJet Airlines Ltd. (Canada)
Term Loan (3 mo. Term SOFR + 3.00%)	8.43%	12/11/2026		642	641,849
Term Loan (1 mo. Term SOFR + 3.75%)	9.06%	02/14/2031		12,472	12,386,634
					68,864,358

Automotive–3.19%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	01/31/2031		8,701	8,722,728
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	04/06/2028		9,598	9,620,839
Belron Group S.A., Incremental Term Loan (3 mo. Term SOFR + 2.25%)	7.66%	04/18/2029		698	699,240
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	1,187	1,390,793
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	5,046	4,651,113
DexKo Global, Inc.
Incremental First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.60%	10/04/2028		1,645	1,649,139
Revolver Loan(d)(e)	0.00%	10/05/2026		4,167	4,132,640
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	12/17/2028		5,284	5,246,631
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.33%	08/30/2030		4,059	4,058,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
First Brands Group LLC
First Lien Term Loan (6 mo. Term SOFR + 5.00%)	10.57%	03/30/2027		$9,818	$ 9,854,022
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.57%	03/30/2027		11,422	11,457,628
Second Lien Term Loan(f)	-	03/30/2028		3,159	3,133,669
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.93%	11/09/2027		9,437	9,448,522
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	05/04/2028		9,302	9,322,531
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL) (Canada), Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	05/06/2030		5,954	5,966,606
Project Boost Purchaser LLC, Term Loan(f)	-	05/30/2026		3,532	3,537,219
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	01/30/2031		8,227	8,249,838
					101,141,757

Beverage & Tobacco–0.96%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan	9.58%	07/31/2028		2,004	2,008,505
Delayed Draw Term Loan(e)	0.00%	07/31/2028		229	229,655
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	07/31/2028		11,455	11,438,042
City Brewing Co. LLC, First Lien Term Loan (3 mo. Term SOFR + 3.50%)	9.08%	04/05/2028		21,496	16,616,119
					30,292,321

Building & Development–2.81%
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)(d)	9.08%	11/03/2028		5,671	5,674,680
Eleda (Platea BC Bidco), Term Loan	0.00%	02/21/2031	EUR	201	216,552
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.57%	04/01/2028		15,362	12,392,111
Flakt Woods (Fusilli Holdco) (France), Term Loan	2.00%	04/12/2026	EUR	1,717	1,705,644
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.11%	12/22/2028		5,041	5,033,422
Interior Logic Group, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.93%	04/01/2028		7,307	6,932,442
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.18%	10/02/2028		1,708	1,704,525
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.62%	08/03/2030		1,583	1,587,571
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.18%	02/16/2029		12,716	11,924,894
Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.25%)(d)	8.69%	04/20/2024		3,232	2,964,947
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.95%	04/29/2029		9,691	9,676,591
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.07%	02/01/2027		4,047	4,052,741
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	03/19/2029		5,509	5,518,686
RE/MAX LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	07/21/2028		1,453	1,399,451
Silk Bidco A/S (Norway), Term Loan B	10.41%	02/28/2027	EUR	14,280	9,623,983
Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.68%	09/22/2028		5,179	5,182,937
TAMKO Building Products LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.87%	09/20/2030		3,691	3,698,095
					89,289,272

Business Equipment & Services–9.42%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/12/2028		10,778	10,799,676
Boost Newco Borrower LLC (WorldPay), Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	01/31/2031		12,301	12,362,042
Camelot U.S. Acquisition 1 Co. (United Kingdom)
Term Loan	8.08%	10/30/2026		4,078	4,075,051
Term Loan	8.08%	10/30/2026		4,902	4,895,649
Camelot US Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/31/2031		2,003	1,999,271
Checkout Holding Corp., Term Loan	14.80%	05/10/2027		9,430	4,950,705
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.94%	05/17/2028		8,839	8,831,178
Cloud Software Group, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.99%	03/30/2029		8,346	8,285,936
Constant Contact Inc.
Delayed Draw Term Loan(e)	0.00%	02/10/2028		2,983	2,878,228
Delayed Draw Term Loan(d)	9.60%	02/10/2028		1,491	1,439,114
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.83%	02/12/2029		3,742	3,405,677
Term Loan (1 mo. Term SOFR + 4.00%)	9.59%	02/10/2028		7,050	6,863,162
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.08%	11/02/2029		4,156	4,162,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
CRCI Longhorn Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.92%	08/08/2025		$1,995	$ 1,993,809
Creation Technologies, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.50%)(d)	11.09%	10/05/2028		2,642	2,562,625
Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.10%	04/09/2027		15,731	15,567,164
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.36%	04/07/2028		1,901	1,892,441
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	01/18/2029		13,341	13,326,009
Garda World Security Corp. (Canada), Term Loan (1 mo. Term SOFR + 4.25%)	9.62%	02/01/2029		13,666	13,685,182
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	05/12/2028		15,164	15,110,780
I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	02/16/2028		9,026	8,972,486
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	8.18%	04/01/2028	EUR	2,666	2,792,704
Term Loan (3 mo. Term SOFR + 4.75%)	10.20%	04/01/2028		5,535	5,509,386
iQor US, Inc.
Second Lien Term Loan(f)	-	11/19/2025		15,379	12,880,142
Term Loan (1 mo. Term SOFR + 7.50%) (Acquired 11/19/2020-06/30/2022; Cost $11,255,544)(g)	12.93%	11/19/2024		11,386	11,329,142
Iron Mountain Information Management LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2031		2,962	2,948,789
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B	9.70%	09/30/2029	EUR	10,138	10,316,508
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.09%	08/11/2028		2,824	2,828,479
Monitronics International, Inc., Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $30,531,240)(g)	13.07%	06/30/2028		30,513	30,722,519
OCM System One Buyer CTB LLC, Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	03/02/2028		2,143	2,142,856
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $9,641,921)(g)	10.25%	07/27/2027		10,032	6,542,924
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.83%	10/13/2030		4,397	4,401,296
Prometric Holdings, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	10.69%	01/31/2028		4,934	4,943,801
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	08/28/2028		3,806	3,664,576
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.68%	07/14/2028		3,519	3,297,243
Solera (Polaris Newco LLC)
First Lien Term Loan(f)	-	06/02/2028		1,942	1,905,588
First Lien Term Loan	0.00%	06/02/2028	GBP	1,493	1,787,911
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.62%	03/04/2028		29,939	27,314,070
Tempo Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	08/31/2028		3,346	3,355,064
Trans Union LLC, Incremental Term Loan B-6 (1 mo. Term SOFR + 2.25%)	7.33%	12/01/2028		1,643	1,644,080
Verra Mobility Corporation (aka American Traffic Solutions), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.08%	03/24/2028		6,620	6,639,428
Vestis Corp., Term Loan B(f)	-	02/18/2031		3,884	3,896,473
					298,921,921

Cable & Satellite Television–3.02%
Altice Financing S.A. (Alt-Intl) (Luxembourg)
Term Loan (3 mo. EURIBOR + 5.00%)	8.94%	10/31/2027	EUR	1,084	1,155,273
Term Loan (3 mo. Term SOFR + 5.00%)	10.31%	10/31/2027		9,615	9,604,904
Atlantic Broadband Finance LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	09/01/2028		1,106	1,066,303
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.58%	09/18/2030		5,730	5,526,505
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	04/15/2027		2,555	2,399,769
Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	01/15/2028		13,209	12,878,647
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.57%	08/14/2026		9,382	9,202,466
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	8.32%	07/31/2025		2,522	2,499,062
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.26%	01/31/2026		17,694	17,428,512
SFR-Numericable (YPSO, Alt-Fr) (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.44%	08/15/2028	EUR	4,842	4,806,613
UPC - LG, Term Loan AX (1 mo. Term SOFR + 2.93%)	8.43%	01/31/2029		9,227	9,203,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.50%)	7.93%	01/31/2028		$8,928	$ 8,857,865
Term Loan Q (1 mo. Term SOFR + 3.25%)	8.68%	01/31/2029		3,195	3,189,154
Term Loan Y (1 mo. Term SOFR + 3.25%)	8.79%	03/31/2031		8,195	8,155,085
					95,973,231

Chemicals & Plastics–7.99%
A-Gas Finco, Inc., Term Loan (1 mo. Term SOFR + 5.25%)	10.62%	12/14/2029		6,739	6,579,308
AkzoNoble Chemicals
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	03/03/2028		6,941	6,951,753
Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	04/03/2028		10,082	10,101,511
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.43%	11/24/2027		1,990	1,982,360
Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.18%	11/24/2028		4,299	4,112,379
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	10.32%	08/27/2026		16,993	16,549,236
BES (Discovery Purchaser Corp.), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.71%	10/04/2029		9,316	9,282,935
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		6,281	6,285,226
Chemours Co. (The)
Term Loan B-3(f)	-	08/18/2028	EUR	2,850	2,980,169
Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.83%	08/18/2028		12,701	12,510,490
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.25%)	9.68%	10/15/2028		6,422	6,434,543
Cyanco Intermediate 2 Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	07/10/2028		4,592	4,603,128
Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	11/01/2030		4,676	4,690,555
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.86%	11/01/2028		10,961	10,732,684
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan, 5.68% PIK Rate, 0.00% Cash Rate(h)	5.68%	12/31/2027		109	13,809
Term Loan (1 mo. EURIBOR + 8.00%)(d)	12.00%	06/30/2026	EUR	14	15,178
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. Term SOFR + 3.75%)	9.50%	05/29/2029		1,312	1,310,035
Gemini HDPE LLC, Term Loan (3 mo. Term SOFR + 3.00%)	8.57%	12/31/2027		7,737	7,685,857
ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.36%	12/29/2027		6,870	5,721,277
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	07/08/2030		6,434	6,444,530
Ineos Quattro Holdings UK Ltd. (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.25%)	9.68%	04/03/2029		6,538	6,456,681
Term Loan B (1 mo. Term SOFR + 3.75%)	9.18%	03/14/2030		2,605	2,583,293
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	11/08/2027		12,460	12,472,372
Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	11/08/2028		1,050	1,031,328
Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	02/18/2030		5,330	5,293,573
Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/15/2031		8,707	8,660,932
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	7.85%	12/23/2027	EUR	13	14,690
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.50%)	8.94%	12/31/2029		3,238	3,241,642
Momentive Performance Materials USA, Inc., Term loan B (1 mo. Term SOFR + 4.50%)	9.83%	03/22/2028		7,792	7,650,575
Oxea Corp., Term Loan B-2 (1 mo. Term SOFR + 3.25%) (Acquired 06/01/2023-02/22/2024; Cost $6,266,755)(g)	8.93%	10/14/2024		6,376	6,216,669
Proampac PG Borrower LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.80%	09/15/2028		6,085	6,101,502
Quantix, Incremental Term Loan (3 mo. Term SOFR + 6.75%)(d)	11.98%	05/03/2025		4,866	4,725,134
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	8.10%	05/03/2028		11,134	8,375,699
Term Loan A(d)	13.82%	05/03/2028		1,309	1,358,140
Term Loan B	13.82%	05/03/2028		9,634	10,043,360
Tronox Finance LLC
First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	04/04/2029		8,519	8,519,017
Incremental Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	08/16/2028		3,327	3,332,099
Univar Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.37%	08/01/2030		267	290,095
Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	08/01/2030		13,202	13,241,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
V Global Holdings LLC (aka Vertellus)
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	5.75%	12/22/2025		$501	$ 480,034
Revolver Loan(d)(e)	0.00%	12/22/2025		389	372,362
Term Loan (6 mo. SOFR + 5.75%)(d)	11.22%	12/22/2027		7,187	6,884,802
W.R. Grace & Co., Term Loan (3 mo. Term SOFR + 3.75%)	9.36%	09/22/2028		11,165	11,176,390
					253,508,896

Clothing & Textiles–0.57%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.93%	12/21/2028		15,189	15,244,837
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.83%	04/28/2028		2,693	2,699,708
					17,944,545

Conglomerates–0.10%
APi Group DE, Inc., Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	01/03/2029		3,246	3,248,982

Containers & Glass Products–2.28%
Berlin Packaging LLC, Term Loan B-5 (3 mo. Term SOFR + 3.75%)	9.36%	03/11/2028		4,890	4,883,769
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.43%	12/14/2028		6,758	6,317,480
Keter Group B.V. (Netherlands)
PIK Term Loan B-3-A, 2.00% PIK Rate, 8.16% Cash Rate(h)	2.00%	03/31/2025	EUR	7,107	7,140,383
Term Loan(d)	11.93%	12/31/2024	EUR	1,420	1,550,147
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	2.00%	03/31/2025	EUR	20,104	20,197,176
LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.43%	10/29/2028		4,971	4,827,646
Libbey Glass, Inc., Term Loan	0.00%	11/22/2027		12,324	11,728,011
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. Term SOFR + 4.30%)	9.51%	07/07/2028		3,532	3,337,582
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.19%	10/04/2028		7,592	6,244,297
Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. Term SOFR + 3.75%)	9.06%	07/12/2029		6,030	6,053,007
					72,279,498

Cosmetics & Toiletries–0.92%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	09/14/2028		4,530	4,529,811
Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	05/10/2027		18,699	18,549,834
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	06/29/2028	EUR	5,831	6,177,660
					29,257,305

Drugs–0.07%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.43%	11/15/2027		1,636	1,607,098
Perrigo Company PLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.68%	04/20/2029		527	526,162
					2,133,260

Ecological Services & Equipment–0.71%
Anticimex Global AB (Sweden), Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.45%	11/16/2028		670	669,499
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.31%	09/18/2030		7,743	7,774,525
Groundworks LLC
Delayed Draw Term Loan(d)(e)	0.00%	03/14/2030		152	151,611
Delayed Draw Term Loan(d)	11.82%	03/14/2030		202	201,928
Revolver Loan(d)(e)	0.00%	03/14/2029		265	264,823
Term Loan B(d)(f)	-	03/14/2030		4,995	4,984,693
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	03/20/2025		4,186	4,071,316
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	14.07%	11/02/2028		5,636	4,442,755
					22,561,150

Electronics & Electrical–6.85%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.40%	02/01/2030		1,427	1,417,241
Applied Systems, Inc., First Lien Term Loan(f)	-	02/24/2031		547	549,636
AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.43%	10/25/2028		3,933	3,942,504
Boxer Parent Co., Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	12/29/2028		1,516	1,522,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
CommerceHub, Inc., Term Loan B (6 mo. Term SOFR + 4.00%)	9.48%	01/01/2028		$2,175	$ 2,087,514
CommScope, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	04/06/2026		13,768	12,480,743
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	08/11/2028		1,462	1,525,238
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/04/2028		3,310	3,312,099
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.86%	07/06/2029		1,747	1,752,305
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	8.44%	07/01/2028		1,381	1,383,580
GoTo Group, Inc. (LogMeIn)
Second Lien Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.17%	08/31/2027		11,764	8,264,178
Term Loan(d)	0.00%	08/31/2027		13,833	13,279,447
Idemia (Oberthur Tech/Morpho/OBETEC) (France)
Term Loan B (3 mo. EURIBOR + 4.75%)	8.68%	09/30/2028	EUR	1,123	1,216,428
Term Loan B(f)	-	09/30/2028		4,702	4,713,445
Idemia Group S.A.S. (Oberthur Tech / Morpho / OBETEC), Term Loan B-5 (1 mo. Term SOFR + 4.25%)	10.10%	09/30/2028		1,994	1,998,685
Inetum (Granite Fin Bidco SAS), Term Loan B (3 mo. EURIBOR + 5.00%)	8.92%	10/17/2028	EUR	4,166	4,465,519
Infinite Electronics
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	9.32%	03/02/2028		7,575	7,445,741
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.57%	03/02/2029		1,609	1,361,923
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.19%	10/27/2028		6,473	6,487,018
Internap Corp., Term Loan(d)	8.00%	07/31/2028		1,387	1,387,018
ION Corp (Helios Software), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	07/18/2030		2,670	2,651,186
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	2,387	2,949,421
Term Loan 1 (3 mo. Term SOFR + 7.01%)(d)	12.32%	08/17/2028		3,168	3,060,275
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.34%	08/13/2028		12,710	8,717,177
McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	9.18%	03/01/2029		1,351	1,348,284
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.36%	10/20/2028		5,504	5,510,520
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.69%	04/30/2026		13,897	12,299,147
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(d)	11.46%	03/03/2028	EUR	5,364	5,501,556
Open Text Corp. (Canada), Term Loan (1 mo. Term SOFR + 2.75%)	8.18%	01/31/2030		12,137	12,163,799
Particle Luxembourg S.a.r.l. (WebPros), Term Loan (3 mo. Term SOFR + 5.25%)	10.69%	02/18/2027		6,714	6,705,623
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	7.48%	06/23/2028	EUR	1,500	1,564,303
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	08/31/2028		7,276	7,272,732
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.71%	02/01/2029		19,603	15,611,598
Renaissance Holding Corp.
Term Loan	9.58%	04/05/2030		4,536	4,532,158
Term Loan B(f)	-	04/08/2030		2,050	2,048,041
Sandvine Corp., Second Lien Term Loan (1 mo. Term SOFR + 8.00%)	13.43%	11/02/2026		1,652	784,708
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	13.01%	05/18/2026		1,353	1,240,287
Term Loan B (1 mo. Term SOFR + 5.00%)	10.36%	05/18/2028		9,562	9,430,265
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. Term SOFR + 3.25%)	8.68%	05/04/2026		4,315	4,325,407
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.81%	02/10/2031		353	354,256
Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.68%	05/03/2027		700	708,566
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	8.94%	11/19/2028		7,483	7,458,151
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%)(d)	10.28%	05/31/2029	EUR	13,364	13,504,669
Term Loan B-2 (3 mo. SOFR + 6.25%)(d)	11.99%	05/31/2029		7,500	6,930,280
					217,265,198

Financial Intermediaries–1.11%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	8.94%	04/07/2028		7,857	7,843,096
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	07/20/2026		705	708,153
EisnerAmper LLP, Term Loan B(d)(f)	-	02/24/2031		5,506	5,478,681
LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. SOFR + 3.75%)	9.19%	09/15/2028		10,043	9,339,821
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.32%	02/18/2027		7,423	7,109,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Tricor (Thevelia/Vistra-Virtue)
First Lien Incremental Term Loan B-1 (1 mo. Term SOFR + 3.75%)	9.07%	06/18/2029		$671	$ 673,689
Term Loan B-1(d)	0.00%	10/27/2025	EUR	6	6,446
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	06/18/2029		3,037	3,043,688
First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	9.07%	06/18/2029		1,061	1,064,652
					35,267,884

Food Products–2.59%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		995	996,062
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	16,538	16,763,243
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.33%	10/18/2028		3,024	2,646,398
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.44%	10/18/2028		19,275	16,874,372
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.44%	10/18/2029		4,194	3,040,742
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	10.35%	09/16/2030		8,512	7,852,126
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.47%	03/16/2024		4,690	4,698,034
Shearer’s Foods LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.32%	01/31/2031		6,899	6,900,028
Sigma Bidco (Netherlands)
Term Loan B (1 mo. Term SOFR + 4.75%)	10.31%	01/02/2028		3,660	3,641,038
Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.88%	01/02/2028	EUR	17,675	18,891,123
					82,303,166

Food Service–0.51%
Areas (Telfer Inv/Financiere Pax)
Revolver Loan (1 mo. EURIBOR + 3.00%)(d)	6.88%	01/02/2026	EUR	380	379,728
Term Loan B (6 mo. EURIBOR + 4.75%)	8.70%	07/01/2026	EUR	6,436	6,940,510
Term Loan B(d)(e)	0.00%	01/02/2026		1,202	1,202,472
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	12/15/2027		1,497	1,496,480
New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.58%	09/23/2030		3,270	3,260,760
WW International, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	04/13/2028		5,475	2,884,710
					16,164,660

Forest Products–0.05%
Restoration Forest Products Group LLC, Term Loan (d)	11.00%	01/31/2031		1,680	1,680,114

Health Care–2.54%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan B (1 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	2,000	2,461,484
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	12/11/2028		9,495	9,346,916
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	05/08/2028		4,000	4,003,744
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. Term SOFR + 4.50%)	9.85%	07/31/2029		2,194	2,196,793
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,378	1,640,767
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.94%	02/04/2027		10,081	10,105,375
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.82%	03/14/2025		1,970	1,746,555
Term Loan (3 mo. Term SOFR + 4.25%)	9.84%	10/02/2025		7,258	6,437,240
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	8.00%	01/08/2029		2,552	2,549,980
International SOS L.P., Term Loan (3 mo. Term SOFR + 3.50%)(d)	8.82%	09/07/2028		5,155	5,167,387
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/13/2031		1,645	1,645,172
Delayed Draw Term Loan(d)(e)	0.00%	02/13/2031		987	987,103
Revolver Loan(d)(e)	0.00%	02/13/2031		329	325,744
Term Loan(d)	11.32%	02/15/2031		4,751	4,703,743
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	12/18/2028		9,777	8,218,453
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	12/17/2029		2,752	1,720,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.66%	12/15/2027	EUR	10	$ 11,088
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.66%	12/15/2027	EUR	6	6,405
Organon & Co., Term Loan B (3 mo. Term SOFR + 3.00%)	8.43%	06/02/2028		$4,742	4,753,334
PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/15/2028		2,296	2,296,407
Sharp Midco LLC, Incremental Term Loan B (3 mo. Term SOFR + 4.50%)	9.85%	12/31/2028		1,362	1,364,885
Stamina BidCo B.V. (Synthon) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	7.89%	11/02/2028	EUR	760	821,825
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.35%	11/24/2028		1,623	1,624,175
Verscend Holding Corp., Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.44%	08/27/2025		1,162	1,163,955
Women’s Care Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.66%	01/12/2029		1,507	1,180,839
Term Loan (3 mo. Term SOFR + 4.50%)	9.91%	01/15/2028		1,569	1,371,326
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	09/28/2029		2,717	2,719,703
					80,571,324

Home Furnishings–1.51%
HomeServe USA Holding Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	10/21/2030		2,652	2,653,112
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.82%	02/26/2029		10,847	10,744,781
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.25%)	9.86%	09/25/2028		6,434	6,432,402
Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.96%	06/29/2028		10,673	9,809,250
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	10/06/2028		9,196	8,356,954
VC GB Holdings, Inc. (aka Generation Brands), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.36%	07/01/2029		2,063	2,019,912
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.68%	10/30/2027		1,855	1,697,096
Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	10/30/2027		6,851	6,251,803
					47,965,310

Industrial Equipment–4.83%
Arconic Rolled Products Corp, Term Loan B	9.07%	08/18/2030		4,819	4,827,787
Arconic Rolled Products Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	08/18/2030		1,139	1,141,214
Chart Industries, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	03/15/2030		6,839	6,864,052
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.32%	08/16/2029		3,367	3,385,370
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.83%	06/01/2029		8,371	7,603,980
Discovery Energy Holding Corp., Term Loan B(f)	-	01/30/2031		6,900	6,770,733
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.75%)	10.29%	10/11/2030		6,208	6,225,029
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 2.50%)	7.79%	05/31/2030		7,914	7,906,006
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(d)(f)	-	06/04/2026		1,229	1,118,138
Revolver Loan(d)(e)	0.00%	06/04/2026		9,021	8,209,362
Term Loan B (3 mo. Term SOFR + 5.00%)	10.63%	12/04/2026		10,143	10,117,046
Term Loan B(d)	10.43%	02/13/2029		1,308	1,303,352
Madison IAQ LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	06/21/2028		3,598	3,590,190
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		15,120	15,121,575
Robertshaw US Holding Corp.
First Lien Term Loan (Acquired 05/10/2023-10/17/2023; Cost $7,663,838)(g)(i)(j)	0.00%	02/28/2027		7,763	7,569,198
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $5,500,119)(d)(e)(g)	0.00%	06/24/2027		5,497	5,496,683
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $13,338,408)(d)(g)(i)(j)	0.00%	05/10/2025		21,991	12,864,886
Third Lien Term Loan (Acquired 05/09/2023; Cost $1,070,686)(d)(g)(i)(j)	0.00%	05/10/2025		3,508	2,052,295
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.75%)(d)	0.38%	03/31/2028		154	149,139
Revolver Loan(d)(e)	0.00%	03/31/2028		768	745,699
Term Loan (1 mo. Term SOFR + 6.00%)	11.18%	03/31/2028		13,645	13,542,474
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.50%)	9.08%	07/30/2027		14,981	15,021,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.34%	11/19/2028		$11,128	$ 10,735,879
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	12.59%	11/19/2029		1,148	990,087
					153,351,230

Insurance–1.62%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/15/2027		10,864	10,867,008
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/15/2027		4,404	4,409,011
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	02/15/2027		3,583	3,595,432
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/06/2030		4,696	4,731,580
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.82%	11/06/2030		9,667	9,681,623
Hub International Ltd., Term Loan B (1 mo. Term SOFR + 3.25%)	8.57%	06/20/2030		2,879	2,879,190
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.08%	09/01/2027		3,417	3,425,077
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		905	906,888
USI, Inc.
Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	09/27/2030		1,935	1,937,848
Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	11/22/2029		9,073	9,080,492
					51,514,149

Leisure Goods, Activities & Movies–2.77%
Carnival Corp., Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	10/18/2028		32,757	32,848,700
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%) (Acquired 07/25/2023-02/29/2024; Cost $10,091,990)(g)	7.00%	07/31/2028		11,033	11,195,477
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.00%)(d)	10.58%	02/05/2029		7,406	7,211,451
Nord Anglia Education (Singapore)
Incremental Term Loan	9.07%	02/15/2031		3,807	3,812,011
Term Loan B (1 mo. Term SOFR + 4.00%)	9.34%	01/31/2028		5,090	5,101,347
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan (3 mo. Term SOFR + 3.50%)	7.36%	03/16/2026	EUR	2,597	2,603,752
Revolver Loan(e)	0.00%	03/16/2026		44	43,994
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.68%	02/27/2027	EUR	9,217	8,880,704
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.83%	08/25/2028		6,926	6,933,109
Topgolf Callaway Brands Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	03/15/2030		2,263	2,267,091
Vue International Bidco PLC (United Kingdom)
Term Loan (Acquired 02/21/2024; Cost $1,007,822)(g)	11.89%	06/30/2027	EUR	980	1,080,825
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-09/22/2022; Cost $1,861,294)(g)	12.13%	06/30/2027	EUR	1,867	1,986,072
Term Loan	6.50%	12/31/2027	EUR	10,452	3,972,393
					87,936,926

Lodging & Casinos–3.38%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/02/2026		5,817	5,577,023
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.19%	02/02/2026		6,543	6,342,695
Bally’s Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	8.83%	10/02/2028		5,775	5,498,457
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.66%	02/06/2030		9,828	9,855,420
Term Loan (1 mo. Term SOFR + 2.75%)	8.04%	02/06/2031		14,217	14,223,212
Everi Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.94%	08/03/2028		2,221	2,224,733
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	01/27/2029		7,959	7,975,003
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	8.86%	07/22/2028		3,353	3,363,198
GVC Finance LLC
Term Loan B (3 mo. Term SOFR + 2.50%)	7.95%	03/29/2027		543	543,839
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.95%	10/31/2029		11,135	11,176,933
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.19%	08/02/2028		8,426	8,430,220
HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.70%	09/12/2028	EUR	4,800	5,198,154
Term Loan D (6 mo. EURIBOR + 5.25%)	9.18%	09/12/2027	EUR	8,230	8,923,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Light and Wonder International, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.07%	04/14/2029	$4,944	$ 4,955,835
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.18%	05/03/2029	7,788	7,763,256
Scientific Games Lottery, First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.58%	04/04/2029	465	464,377
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	12/14/2029	4,866	4,876,223
				107,391,987

Nonferrous Metals & Minerals–0.91%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	06/09/2028	6,816	6,225,485
Second Lien Term Loan (1 mo. Term SOFR + 7.25%)	12.69%	06/11/2029	369	313,521
AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.08%	05/13/2029	6,839	6,854,341
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.59%	07/31/2026	7,737	7,725,073
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.94%	07/19/2025	5,059	4,802,852
First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.44%	10/22/2025	3,022	2,153,121
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	9.44%	03/16/2027	855	856,045
				28,930,438

Oil & Gas–2.03%
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 3.00%)	8.33%	10/04/2030	4,064	4,070,654
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	08/25/2026	3,467	3,470,123
ITT Holdings LLC (IMTT), Incremental Term Loan	0.00%	10/11/2030	4,207	4,142,173
McDermott International Ltd.
LOC(e)	0.00%	06/28/2024	15,188	9,871,999
LOC (3 mo. SOFR + 4.00%)(d)	9.57%	06/30/2024	6,100	3,202,815
LOC (Acquired 09/08/2023; Cost $3,887,847)(d)(e)(g)	0.00%	12/31/2026	3,888	3,324,109
LOC (3 mo. Term SOFR + 4.75%) (Acquired 09/08/2023; Cost $678,141)(d)(g)	0.50%	12/31/2026	1,354	1,157,657
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(h)	3.00%	06/30/2025	4,066	1,694,281
Term Loan (1 mo. Term SOFR + 3.00%) (Acquired 06/30/2020; Cost $425,602)(d)(g)	8.44%	06/28/2024	425	233,950
Term Loan (Acquired 09/12/2023-12/08/2023; Cost $4,200,259)(d)(g)	13.14%	12/31/2026	4,200	4,147,756
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. Term SOFR + 4.25%)	9.69%	02/14/2030	4,762	4,771,215
Petroleum GEO-Services ASA (Norway), Term Loan	12.10%	03/18/2024	1,752	1,764,064
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen) (Luxembourg), Term Loan B(f)	-	02/24/2031	6,466	6,479,142
Planet US Buyer LLC (Wood Mackenzie), Term Loan (1 mo. Term SOFR + 3.50%)	8.81%	02/07/2031	5,629	5,632,170
Prairie ECI Acquiror L.P., Term Loan B(f)	-	08/01/2029	5,438	5,405,333
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.94%	11/17/2028	4,323	4,289,795
WhiteWater Whistler Holdings LLC, Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.13%	02/15/2030	751	751,568
				64,408,804

Publishing–2.87%
Adtalem Global Education, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	08/12/2028	1,037	1,040,437
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.33%	06/29/2026	16,726	16,745,249
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 4.00%)	9.32%	10/30/2030	4,649	4,672,993
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	9.07%	08/21/2026	9,835	9,817,622
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.43%	12/01/2028	18,097	17,976,133
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.68%	04/09/2029	11,747	11,562,101
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.83%	04/08/2030	8,093	7,480,274
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.19%	07/28/2028	17,099	17,057,382
Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028	4,839	4,767,511
				91,119,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–0.43%
iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	05/01/2026		$3,221	$ 2,759,595
Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	05/01/2026		11,359	10,052,867
Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.44%	04/01/2028		1,114	940,360
					13,752,822

Retailers (except Food & Drug)–1.52%
Action Holding B.V. (Netherlands), Term Loan B-4 (1 mo. Term SOFR + 3.25%)	8.60%	10/28/2030		8,089	8,121,004
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.19%	03/06/2028		11,306	11,328,609
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.82%	11/08/2027		11,576	11,583,877
Petco Animal Supplies, Inc., First Lien Term loan (3 mo. Term SOFR + 3.25%)	8.86%	03/02/2028		4,174	3,998,550
PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	02/11/2028		7,881	7,862,988
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	9.36%	04/26/2028		5,133	5,164,064
					48,059,092

Surface Transport–1.71%
Carriage Purchaser, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	9.69%	09/30/2028		2,695	2,695,855
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.45%	07/21/2028		11,282	11,292,873
Term Loan B (3 mo. Term SOFR + 3.00%)	8.61%	07/21/2028		8,974	8,921,309
Term Loan C (3 mo. Term SOFR + 3.00%)	8.36%	07/21/2028		2,721	2,705,626
Hurtigruten (Explorer II AS) (United Kingdom)
Term Loan	12.39%	02/22/2029	EUR	10,016	4,348,090
Term Loan B	10.91%	09/30/2027	EUR	5,447	5,583,026
Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.52%	12/22/2028		982	978,014
PODS LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.44%	03/31/2028		4,839	4,778,863
Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	03/31/2028		11,253	11,093,439
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (1 mo. Term SOFR + 6.00%) (Acquired 04/28/2022; Cost $3,961,311)(g)	11.50%	03/24/2028		4,006	1,882,656
					54,279,751

Telecommunications–4.75%
Avaya, Inc., Term Loan	6.83%	08/01/2028		8,394	7,478,017
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	11/30/2027		5,586	5,562,497
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.35%	12/17/2027		15,241	15,164,684
CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.69%	03/15/2027		20,390	14,932,334
Crown Subsea Communications Holding, Inc., Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.07%	01/30/2031		13,601	13,686,231
Frontier Communications Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	10/08/2027		38	38,430
Genesys Cloud Services Holdings I LLC, Incremental Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	12/01/2027		2,020	2,028,966
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.19%	07/02/2029		10,216	10,236,020
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/11/2026		5,874	5,873,592
Iridium Satellite LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	09/20/2030		443	443,413
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.50%)	9.97%	11/30/2025		358	44,128
Second Lien Term Loan B (3 mo. Term SOFR + 8.75%)	14.22%	11/30/2026		923	90,044
Second Lien Term Loan B-1 (3 mo. SOFR + 6.70%)	12.11%	10/18/2027		23,470	4,694,094
Term Loan (3 mo. SOFR + 6.44%)	11.85%	10/18/2027		9,986	5,991,809
Third Lien Term Loan (3 mo. SOFR + 9.25%)	14.66%	10/18/2027		8,152	1,127,689
Radiate Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.69%	09/25/2026		10,322	8,502,517
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 2.75%)	8.35%	12/07/2026		12,567	7,563,481
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.83%	03/02/2029		10,074	9,918,692
Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030		3,729	3,674,774
Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.32%	05/10/2029		7,149	7,166,595
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027		12,501	12,123,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.65%	03/09/2027	$4,978	$ 4,507,392

Term Loan (1 mo. Term SOFR + 3.00%)	8.44%	03/09/2027	11,073	9,998,073

				150,847,072

Utilities–2.25%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/20/2031	13,739	13,702,798
Covanta Energy Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	2,700	2,697,733
Term Loan C	8.07%	11/30/2028	63	63,108
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	274	273,521
Incremental Term Loan C	8.07%	11/30/2028	117	116,499
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $4,144,155)(g)	18.61%	07/28/2026	4,165	4,664,777
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $2,333,289)(g)	7.11%	07/28/2028	4,043	2,122,355
Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	9.58%	08/22/2029	4,372	4,391,417
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	11/09/2026	8,637	8,641,569
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.60%	08/14/2026	5,856	5,353,282
Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	11.06%	01/29/2027	16,698	16,053,834
Term Loan C (1 mo. Term SOFR + 5.75%)	11.06%	01/29/2027	941	904,997
Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.86%	11/16/2026	858	732,510
Talen Energy Supply LLC
Term Loan B (1 mo. Term SOFR + 4.50%)	9.83%	05/17/2030	7,116	7,147,744

Term Loan C (1 mo. Term SOFR + 4.50%)	9.83%	05/17/2030	4,385	4,404,484
				71,270,628
Total Variable Rate Senior Loan Interests (Cost $2,705,070,022)				2,609,108,283

			Shares
Common Stocks & Other Equity Interests–7.62%
Automotive–0.01%
Cabonline (Acquired 10/30/2023; Cost $10) (Sweden)(d)(g)			10,623,352	1,030
Cabonline (Sweden)(d)			9,066,619	441

Cabonline (Acquired 10/30/2023; Cost $271,002) (Sweden)(d)(g)			301,850,286	393,095

				394,566

Building & Development–0.00%

Fagus Holdco PLC (Spain)(d)			12,156	0

Business Equipment & Services–1.57%
iQor US, Inc. (Acquired 11/19/2020; Cost $5,420,112)(g)			451,676	602,310
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,930,896)(g)			443,661	9,427,796

My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $21,866,485)(d)(g)(k)			162,067	39,698,378

				49,728,484

Chemicals & Plastics–0.00%

Flint Group (ColourOz Inv) (Germany)(d)			92,542	0

Containers & Glass Products–0.14%

Libbey Glass LLC			864,916	4,486,752

Electronics & Electrical–0.10%

Internap Corp. (Acquired 02/06/2018-02/10/2023; Cost $7,928,094)(d)(g)(k)			2,996,076	3,145,880

Home Furnishings–0.09%

Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $53,939)(g)			347,996	2,718,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Floating Rate Fund

			Shares		Value
Industrial Equipment–0.05%

North American Lifting Holdings, Inc.(k)				679,193	$ 1,719,377

Leisure Goods, Activities & Movies–0.25%

Crown Finance US, Inc.				488,617	7,787,334

Crown Finance US, Inc.				3,273	52,163

Vue International Bidco PLC (United Kingdom)(d)				9,990,918	0

					7,839,497

Nonferrous Metals & Minerals–0.89%

ACNR Holdings, Inc.				335,868	28,240,957

Oil & Gas–4.19%

Harvey Gulf International Marine LLC(k)				116,926	3,420,086

McDermott International Ltd. (Acquired 12/30/2020-09/08/2023; Cost $394,933)(d)(g)				1,853,702	297,612

QuarterNorth Energy Holding, Inc. (Acquired 06/02/2021-10/29/2021; Cost $43,870,908)(g)(k)				671,335	115,693,510

Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(d)(g)(l)				18,025	2,704

Seadrill Ltd. (Norway)(l)				57,309	2,418,440

Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(d)(g)(k)				2,914,935	0

Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(g)(k)				5,811,199	11,041,278

					132,873,630

Surface Transport–0.26%

Commercial Barge Line Co.(d)				35,397	3,976,853

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)(k)				100,115	62,572

Commercial Barge Line Co., Wts., expiring 04/27/2045(d)(k)				37,211	4,180,656

Hurtigruten (Explorer II AS), Term Loan (Norway)				1,414,767	0

					8,220,081

Telecommunications–0.07%

Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,295,205)(g)				286,347	1,932,985

Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(g)				51,933	350,574

					2,283,559

Utilities–0.00%

Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(d)(g)(k)				295,967	16,278
Total Common Stocks & Other Equity Interests (Cost $220,929,809)					241,667,780

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.89%(m)
Automotive–0.18%

Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $779,512)(g)(n)	14.00%	03/19/2026	SEK	9,067	918,684

Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(j)(n)(o)	0.00%	04/19/2026	SEK	35,057	3,119,708

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(n)	14.00%	03/19/2026	SEK	18,133	1,725,547

					5,763,939

Building & Development–0.08%

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	8.94%	01/15/2027	EUR	750	817,720

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	8.94%	01/15/2027	EUR	1,500	1,635,440

Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(d)(g)	1.00%	09/05/2029	EUR	200	216,670

					2,669,830

Cable & Satellite Television–0.11%

Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	3,744	3,419,304

Electronics & Electrical–0.19%

Versuni Group B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	6,382	6,010,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–1.69%

AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(o)	8.90%	07/15/2030	EUR	13,583	$ 9,280,571

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	2,100	1,789,926

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(o)	10.15%	05/01/2026	EUR	9,341	7,966,171

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	4,000	3,409,382

Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	1,391	1,400,011

Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	1,404	1,591,480

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	8.53%	11/15/2027	EUR	9,180	9,686,098

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	8.53%	11/15/2027	EUR	2,500	2,637,826

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	14,141	16,044,811

					53,806,276

Food Products–0.35%

Sigma Holdco B.V. (Netherlands)(n)	5.75%	05/15/2026	EUR	10,795	11,057,618

Industrial Equipment–0.20%

Summer (BC) Holdco A S.a.r.l. (United Kingdom)(n)	9.25%	10/31/2027	EUR	5,984	6,389,350

Leisure Goods, Activities & Movies–0.05%

Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	1,363	1,620,320

Retailers (except Food & Drug)–0.73%

Douglas Service GmbH (Germany)(n)	6.00%	04/08/2026	EUR	11,129	12,127,414

Kirk Beauty SUN GmbH ,9.00% PIK Rate, 8.25% Cash Rate (Germany)(h)(n)	9.00%	10/01/2026	EUR	9,980	10,945,251

					23,072,665

Surface Transport–0.31%

Windstream Services LLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	752	748,720

Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	9,042	9,002,566
					9,751,286
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $137,468,706)					123,560,700

U.S. Dollar Denominated Bonds & Notes–3.62%
Aerospace & Defense–0.39%

Castlelake Aviation Finance DAC (n)	5.00%	04/15/2027		$5,800	5,510,151

Rand Parent LLC(n)	8.50%	02/15/2030		7,113	6,917,905

					12,428,056

Automotive–0.01%

Wand NewCo 3, Inc. (n)	7.63%	01/30/2032		165	169,677

Building & Development–0.52%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026		5,180	5,000,923

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027		9,367	8,245,407

Signal Parent, Inc.(n)	6.13%	04/01/2029		3,960	3,093,829

					16,340,159

Business Equipment & Services–0.27%

ADT Security Corp. (The) (n)	4.13%	08/01/2029		4,743	4,291,110

Allied Universal Holdco LLC(n)	7.88%	02/15/2031		1,569	1,560,103

GTCR W-2 Merger Sub LLC(n)	7.50%	01/15/2031		2,651	2,767,167

					8,618,380

Cable & Satellite Television–0.83%

Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029		1,414	1,219,357

Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028		18,761	16,617,576

Altice France S.A. (France)(n)	5.50%	10/15/2029		6,838	5,185,968

Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		3,741	3,273,375

					26,296,276

Chemicals & Plastics–0.65%

INEOS Finance PLC (Luxembourg) (n)	7.50%	04/15/2029		3,695	3,672,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
INEOS Quattro Finance 2 PLC (United Kingdom)(n)	9.63%	03/15/2029	$2,457	$ 2,587,701

SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029	13,965	11,870,831

Windsor Holdings III LLC(n)	8.50%	06/15/2030	2,290	2,372,259

				20,503,067

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	250	239,094

Health Care–0.06%
Global Medical Response, Inc. (n)	6.50%	10/01/2025	2,186	1,920,762

Industrial Equipment–0.16%
Arsenal AIC Parent LLC (n)	8.00%	10/01/2030	612	641,835

Chart Industries, Inc.(n)	7.50%	01/01/2030	669	690,917

EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	3,865	3,883,359

				5,216,111

Insurance–0.22%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (n)	7.00%	01/15/2031	4,680	4,665,000

HUB International Ltd.(n)	7.25%	06/15/2030	2,419	2,469,238

				7,134,238

Lodging & Casinos–0.16%
Caesars Entertainment, Inc. (n)	6.50%	02/15/2032	1,317	1,327,678

Caesars Entertainment, Inc.(n)	7.00%	02/15/2030	1,548	1,587,086

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(n)	6.63%	01/15/2032	2,171	2,172,481

				5,087,245

Retailers (except Food & Drug)–0.09%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028	2,686	2,836,134

Telecommunications–0.25%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (n)	6.75%	10/01/2026	4,556	4,473,570

Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028	3,818	3,568,678

				8,042,248

Total U.S. Dollar Denominated Bonds & Notes (Cost $119,169,697)				114,831,447

			Shares
Preferred Stocks–0.92%
Oil & Gas–0.03%
McDermott International Ltd., Pfd.(d)			4,611	922,244

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(g)(k)			11,609,067	68,493

				990,737

Surface Transport–0.89%
Commercial Barge Line Co., Series B, Pfd.(d)			142,554	16,610,392

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(d)(k)			100,115	11,665,400

				28,275,792

Total Preferred Stocks (Cost $17,377,252)				29,266,529

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.52%
Structured Products–0.52%
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. Term SOFR + 7.26%) (n)(o)	12.58%	01/17/2035	$1,250	1,242,846

Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(n)(o)	13.54%	04/25/2036	3,500	3,564,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Structured Products–(continued)
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(n)(o)	13.56%	07/15/2036	$ 2,000	$2,023,144

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(m)(n)(o)	10.01%	04/15/2035	EUR 979	1,036,537

Madison Park Funding XVIII Ltd., Series 2015-18A, Class ER (Cayman Islands) (3 mo. Term SOFR + 6.61%)(n)(o)	11.93%	10/21/2030	3,150	3,114,336

Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. Term SOFR + 5.21%)(n)(o)	10.53%	04/15/2029	3,275	3,232,035

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.21%)(n)(o)	11.54%	10/25/2031	2,200	2,137,366

Total Asset-Backed Securities (Cost $15,973,526)				16,351,158

Municipal Obligations–0.45%
Arizona–0.45%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-01/01/2024; Cost $17,260,370) (Cost $18,609,415)(d)(g)(i)(j)(n)	0.00%	01/01/2028	18,355	14,210,508

			Shares
Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(k)(p)			39,591,228	39,591,228

Invesco Treasury Portfolio, Institutional Class, 5.23%(k)(p)			25,930,704	25,930,704

Total Money Market Funds (Cost $65,521,932)				65,521,932

TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $3,300,120,359)				3,214,518,337

OTHER ASSETS LESS LIABILITIES-(1.29)%				(40,817,565)

NET ASSETS-100.00%				$3,173,700,772

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	This variable rate interest will settle after February 29, 2024, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at February 29, 2024 was $320,171,709, which represented 10.09% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $39,816,595, which represented 1.25% of the Fund’s Net Assets.

(k)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$63,601,590	$237,585,354	$(261,595,716)	$-	$-	$39,591,228	$1,341,811

Invesco Treasury Portfolio, Institutional Class	41,937,612	158,390,236	(174,397,144)	-	-	25,930,704	1,047,706

Investments in Other Affiliates:

ACNR Holdings, Inc.*	36,213,450	-	(3,434,670)	(35,178,780)	2,400,000	-	-

Commercial Barge Line Co., Wts., expiring 04/27/2045	1,674,495	-	-	2,506,161	-	4,180,656	-

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	5,506,325	-	-	6,159,075	-	11,665,400	62,572

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	187,716	62,572	(246,847)	(125,144)	184,275	62,572	-

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	2,568,926	-	(2,732,902)	526,020	(362,044)	-	51,242

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	181,044	51,242	(229,167)	(181,044)	177,925	-	-

Frontera Generation Holdings LLC	21,458	-	-	(5,180)	-	16,278	-

Fusion Connect, Inc., Wts., expiring 01/14/2040	10,526	-	-	10,604,492	(10,615,018)	-	-

Harvey Gulf International Marine LLC	4,326,262	-	-	(906,176)	-	3,420,086	1,195,568

Internap Corp.	3,145,880	-	-	-	-	3,145,880	-

Larchmont Resources LLC	210,484	-	-	2,521,758	(2,732,242)	-	-

My Alarm Center LLC, Class A	39,252,693	-	-	445,685	-	39,698,378	-

North American Lifting Holdings, Inc.	4,754,351	-	-	(3,034,974)	-	1,719,377	-

QuarterNorth Energy Holding, Inc.	113,489,182	-	-	2,204,328	-	115,693,510	-

Southcross Energy Partners L.P., Series A, Pfd.	103,321	-	-	(34,828)	-	68,493	-

Southcross Energy Partners L.P.	40,809	-	-	(40,809)	-	-	-

Tribune Resources LLC	7,990,398	-	-	3,050,880	-	11,041,278	2,382,592

Total	$325,216,522	$396,089,404	$(442,636,446)	$(11,488,536)	$(10,947,104)	$256,233,840	$6,081,491

*	As of August 31, 2023, this security was not considered as an affiliate of the Fund.

(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $268,737,143, which represented 8.47% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(p)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

03/27/2024	Barclays Bank PLC	EUR	89,383,488	USD	97,696,599	$1,000,953

03/27/2024	BNP Paribas S.A.	EUR	516,511	USD	559,610	845

03/27/2024	BNP Paribas S.A.	GBP	13,228,731	USD	16,863,442	162,533

03/27/2024	BNP Paribas S.A.	USD	5,241	SEK	55,043	74

04/26/2024	BNP Paribas S.A.	GBP	12,223,731	USD	15,484,456	49,643

04/26/2024	BNP Paribas S.A.	SEK	64,696,458	USD	6,272,970	18,396

03/27/2024	Canadian Imperial Bank of Commerce	EUR	90,737,783	USD	98,993,107	832,375

04/26/2024	Canadian Imperial Bank of Commerce	EUR	92,520,917	USD	100,265,139	52,411

03/27/2024	Morgan Stanley and Co. International PLC	GBP	13,031,287	USD	16,617,204	165,562

03/27/2024	Morgan Stanley and Co. International PLC	USD	8,087,504	EUR	7,500,000	26,045

04/26/2024	Morgan Stanley and Co. International PLC	EUR	86,558,700	USD	93,922,586	167,750

04/26/2024	Morgan Stanley and Co. International PLC	GBP	12,117,653	USD	15,345,094	44,225

03/27/2024	Royal Bank of Canada	EUR	90,737,783	USD	99,147,361	986,629

03/27/2024	Royal Bank of Canada	GBP	13,228,731	USD	16,876,924	176,015

03/27/2024	State Street Bank & Trust Co.	EUR	1,423,526	USD	1,555,238	15,258

03/27/2024	State Street Bank & Trust Co.	USD	1,254,012	GBP	1,000,000	8,461

04/26/2024	State Street Bank & Trust Co.	EUR	87,870,195	USD	95,310,868	135,504

04/26/2024	State Street Bank & Trust Co.	GBP	12,698,530	USD	16,083,760	49,421

Subtotal–Appreciation						3,892,100

Currency Risk

03/27/2024	BNP Paribas S.A.	SEK	64,316,828	USD	6,198,965	(11,364)

03/27/2024	BNP Paribas S.A.	USD	15,481,515	GBP	12,223,731	(49,391)

03/27/2024	BNP Paribas S.A.	USD	6,223,133	SEK	64,261,785	(18,119)

04/26/2024	BNP Paribas S.A.	USD	2,715,914	EUR	2,500,000	(8,075)

04/26/2024	BNP Paribas S.A.	USD	3,165,900	GBP	2,500,000	(9,168)

03/27/2024	Canadian Imperial Bank of Commerce	USD	95,084,339	EUR	87,870,195	(25,782)

03/27/2024	Morgan Stanley and Co. International PLC	USD	97,054,543	EUR	89,558,700	(169,352)

03/27/2024	Morgan Stanley and Co. International PLC	USD	15,245,630	GBP	12,041,287	(43,836)

03/27/2024	State Street Bank & Trust Co.	USD	95,189,783	EUR	87,870,195	(131,226)

03/27/2024	State Street Bank & Trust Co.	USD	18,027,693	GBP	14,223,731	(70,624)

Subtotal–Depreciation						(536,937)

Total Forward Foreign Currency Contracts						$3,355,163

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Floating Rate Fund

Portfolio Composition†

By credit quality, based on total investments

as of February 29, 2024

BBB-	1.51%

BB+	2.87

BB	8.75

BB-	6.90

B+	12.91

B	18.02

B-	15.96

CCC+	5.84

CCC	3.42

CCC-	0.17

CC	0.34

D	0.83

Non-Rated	14.26

Equity	8.22

†

Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,069,884,829)	$2,958,284,497

Investments in affiliates, at value (Cost $230,235,530)	256,233,840

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,892,100

Cash collateral – revolver	434,910

Cash	23,194,851

Restricted cash	10,682,658

Foreign currencies, at value (Cost $4,043,876)	4,066,153

Receivable for:
Investments sold	54,033,830

Fund shares sold	1,295,763

Dividends	1,249,664

Interest	35,545,754

Investments matured, at value (Cost $8,307,615)	8,307,615

Investment for trustee deferred compensation and retirement plans	351,169

Other assets	792,407

Total assets	3,358,365,211

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	536,937

Payable for:
Investments purchased	115,994,073

Dividends	7,637,911

Proceeds received in connection with pending litigation	10,682,658

Fund shares reacquired	2,294,721

Accrued fees to affiliates	1,109,562

Accrued trustees’ and officers’ fees and benefits	2,206

Accrued other operating expenses	305,827

Trustee deferred compensation and retirement plans	351,169

Unfunded loan commitments	45,749,375

Total liabilities	184,664,439

Net assets applicable to shares outstanding	$3,173,700,772

Net assets consist of:
Shares of beneficial interest	$5,870,506,324

Distributable earnings (loss)	(2,696,805,552)

$3,173,700,772

Net Assets:
Class A	$1,558,044,636

Class C	$185,297,959

Class R	$52,455,994

Class Y	$1,185,394,333

Class R5	$19,815

Class R6	$192,488,035

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	233,016,221

Class C	27,696,718

Class R	7,849,786

Class Y	177,613,512

Class R5	2,962

Class R6	28,845,600

Class A:
Net asset value per share	$6.69

Maximum offering price per share (Net asset value of $6.69 ÷ 96.75%)	$6.91

Class C:
Net asset value and offering price per share	$6.69

Class R:
Net asset value and offering price per share	$6.68

Class Y:
Net asset value and offering price per share	$6.67

Class R5:
Net asset value and offering price per share	$6.69

Class R6:
Net asset value and offering price per share	$6.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Floating Rate Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest	$146,065,328

Dividends	1,163,893

Dividends from affiliates	6,081,491

Total investment income	153,310,712

Expenses:
Advisory fees	9,673,014

Administrative services fees	229,776

Custodian fees	125,628

Distribution fees:
Class A	1,922,011

Class C	960,053

Class R	130,804

Interest, facilities and maintenance fees	816,489

Transfer agent fees - A, C, R and Y	1,791,519

Transfer agent fees - R5	7

Transfer agent fees - R6	28,601

Trustees’ and officers’ fees and benefits	25,409

Registration and filing fees	87,194

Reports to shareholders	342,626

Professional services fees	107,399

Other	25,747

Total expenses	16,266,277

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(366,469)

Net expenses	15,899,808

Net investment income	137,410,904

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(22,373,580)

Affiliated investment securities	(10,947,104)

Foreign currencies	(184,621)

Forward foreign currency contracts	7,413,686

(26,091,619)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	65,793,389

Affiliated investment securities	(11,488,536)

Foreign currencies	352,446

Forward foreign currency contracts	(4,182,785)

50,474,514

Net realized and unrealized gain	24,382,895

Net increase in net assets resulting from operations	$161,793,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:

Net investment income	$137,410,904	$301,283,952

Net realized gain (loss)	(26,091,619)	(139,797,702)

Change in net unrealized appreciation	50,474,514	110,439,973

Net increase in net assets resulting from operations	161,793,799	271,926,223

Distributions to shareholders from distributable earnings:
Class A	(74,619,841)	(151,908,076)

Class C	(8,543,635)	(20,837,505)

Class R	(2,460,660)	(5,142,756)

Class Y	(58,656,299)	(130,241,833)

Class R5	(977)	(1,525)

Class R6	(9,442,026)	(19,317,154)

Total distributions from distributable earnings	(153,723,438)	(327,448,849)

Return of capital:
Class A	–	(5,790,853)

Class C	–	(794,342)

Class R	–	(196,046)

Class Y	–	(4,964,919)

Class R5	–	(58)

Class R6	–	(736,385)

Total return of capital	–	(12,482,603)

Total distributions	(153,723,438)	(339,931,452)

Share transactions–net:
Class A	(4,296,439)	(51,670,541)

Class C	(15,627,852)	(62,319,648)

Class R	(1,260,574)	(1,057,435)

Class Y	4,224,159	(242,916,944)

Class R5	–	8,335

Class R6	(7,814,428)	(42,684,802)

Net increase (decrease) in net assets resulting from share transactions	(24,775,134)	(400,641,035)

Net increase (decrease) in net assets	(16,704,773)	(468,646,264)

Net assets:

Beginning of period	3,190,405,545	3,659,051,809

End of period	$3,173,700,772	$3,190,405,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Floating Rate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/29/24	$6.67	$0.29	$0.05	$0.34	$(0.32)	$ –	$(0.32)	$6.69	5.21%	$1,558,045	1.07	%(e)	1.09	%(e)	1.02	%(e)	8.63	%(e)	22%
Year ended 08/31/23	6.79	0.60	(0.05)	0.55	(0.65)	(0.02)	(0.67)	6.67	8.72	1,558,451	1.06		1.09		1.01		9.04		31
Year ended 08/31/22	7.10	0.35	(0.32)	0.03	(0.34)	–	(0.34)	6.79	0.40	1,639,394	1.04		1.04		1.00		5.05		68
Year ended 08/31/21	6.61	0.31	0.49	0.80	(0.31)	–	(0.31)	7.10	12.35	1,666,116	1.07		1.10		1.00		4.56		86
Year ended 08/31/20	7.63	0.32	(1.02)	(0.70)	(0.32)	–	(0.32)	6.61	(9.23)	1,586,129	1.13		1.16		1.02		4.59		53
One month ended 08/31/19	7.77	0.03	(0.14)	(0.11)	(0.03)	–	(0.03)	7.63	(1.37)	2,962,352	1.11	(e)	1.12	(e)	1.01	(e)	5.25	(e)	1
Year ended 07/31/19	8.13	0.41	(0.37)	0.04	(0.40)	–	(0.40)	7.77	0.58	3,104,336	1.10		1.10		1.00		5.12		25
Class C
Six months ended 02/29/24	6.67	0.26	0.06	0.32	(0.30)	–	(0.30)	6.69	4.82	185,298	1.82	(e)	1.84	(e)	1.77	(e)	7.88	(e)	22
Year ended 08/31/23	6.79	0.55	(0.05)	0.50	(0.60)	(0.02)	(0.62)	6.67	7.91	200,489	1.81		1.84		1.76		8.29		31
Year ended 08/31/22	7.11	0.30	(0.33)	(0.03)	(0.29)	–	(0.29)	6.79	(0.49)	268,127	1.79		1.79		1.75		4.30		68
Year ended 08/31/21	6.62	0.26	0.49	0.75	(0.26)	–	(0.26)	7.11	11.50	398,409	1.82		1.85		1.75		3.81		86
Year ended 08/31/20	7.64	0.27	(1.02)	(0.75)	(0.27)	–	(0.27)	6.62	(9.90)	733,122	1.88		1.91		1.77		3.84		53
One month ended 08/31/19	7.78	0.03	(0.14)	(0.11)	(0.03)	–	(0.03)	7.64	(1.43)	1,640,440	1.86	(e)	1.87	(e)	1.76	(e)	4.50	(e)	1
Year ended 07/31/19	8.14	0.35	(0.36)	(0.01)	(0.35)	–	(0.35)	7.78	(0.17)	1,734,118	1.85		1.85		1.75		4.37		25
Class R
Six months ended 02/29/24	6.66	0.28	0.05	0.33	(0.31)	–	(0.31)	6.68	5.08	52,456	1.32	(e)	1.34	(e)	1.27	(e)	8.38	(e)	22
Year ended 08/31/23	6.79	0.58	(0.05)	0.53	(0.64)	(0.02)	(0.66)	6.66	8.29	53,578	1.31		1.34		1.26		8.79		31
Year ended 08/31/22	7.10	0.34	(0.33)	0.01	(0.32)	–	(0.32)	6.79	0.14	55,615	1.29		1.29		1.25		4.80		68
Year ended 08/31/21	6.61	0.30	0.48	0.78	(0.29)	–	(0.29)	7.10	12.07	60,060	1.32		1.35		1.25		4.31		86
Year ended 08/31/20	7.62	0.31	(1.01)	(0.70)	(0.31)	–	(0.31)	6.61	(9.34)	59,212	1.38		1.41		1.27		4.34		53
One month ended 08/31/19	7.76	0.03	(0.14)	(0.11)	(0.03)	–	(0.03)	7.62	(1.39)	87,586	1.36	(e)	1.37	(e)	1.26	(e)	5.00	(e)	1
Year ended 07/31/19	8.13	0.39	(0.38)	0.01	(0.38)	–	(0.38)	7.76	0.20	91,419	1.35		1.35		1.25		4.87		25
Class Y
Six months ended 02/29/24	6.66	0.29	0.05	0.34	(0.33)	–	(0.33)	6.67	5.35	1,185,394	0.82	(e)	0.84	(e)	0.77	(e)	8.88	(e)	22
Year ended 08/31/23	6.78	0.61	(0.04)	0.57	(0.66)	(0.03)	(0.69)	6.66	8.99	1,178,319	0.81		0.84		0.76		9.29		31
Year ended 08/31/22	7.09	0.37	(0.33)	0.04	(0.35)	–	(0.35)	6.78	0.63	1,450,652	0.79		0.79		0.75		5.30		68
Year ended 08/31/21	6.60	0.33	0.49	0.82	(0.33)	–	(0.33)	7.09	12.65	1,323,124	0.82		0.85		0.75		4.81		86
Year ended 08/31/20	7.61	0.35	(1.02)	(0.67)	(0.34)	–	(0.34)	6.60	(8.90)	1,571,552	0.88		0.91		0.77		4.84		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	–	(0.04)	7.61	(1.35)	4,734,607	0.86	(e)	0.87	(e)	0.76	(e)	5.50	(e)	1
Year ended 07/31/19	8.11	0.43	(0.37)	0.06	(0.42)	–	(0.42)	7.75	0.82	5,266,308	0.85		0.85		0.75		5.37		25
Class R5
Six months ended 02/29/24	6.67	0.30	0.05	0.35	(0.33)	–	(0.33)	6.69	5.36	20	0.79	(e)	0.79	(e)	0.74	(e)	8.91	(e)	22
Year ended 08/31/23	6.80	0.62	(0.06)	0.56	(0.66)	(0.03)	(0.69)	6.67	8.89	20	0.76		0.76		0.71		9.34		31
Year ended 08/31/22	7.11	0.38	(0.33)	0.05	(0.36)	–	(0.36)	6.80	0.74	12	0.70		0.70		0.66		5.39		68
Year ended 08/31/21	6.62	0.34	0.48	0.82	(0.33)	–	(0.33)	7.11	12.65	12	0.73		0.74		0.66		4.90		86
Year ended 08/31/20	7.63	0.34	(1.00)	(0.66)	(0.35)	–	(0.35)	6.62	(8.80)	8	0.80		0.80		0.69		4.92		53
One month ended 08/31/19	7.77	0.04	(0.14)	(0.10)	(0.04)	–	(0.04)	7.63	(1.34)	10	0.80	(e)	0.82	(e)	0.71	(e)	5.55	(e)	1
Period ended 07/31/19(f)	7.87	0.08	(0.10)	(0.02)	(0.08)	–	(0.08)	7.77	(0.28)	10	0.77	(e)	0.77	(e)	0.67	(e)	5.45	(e)	25
Class R6
Six months ended 02/29/24	6.66	0.30	0.04	0.34	(0.33)	–	(0.33)	6.67	5.39	192,488	0.75	(e)	0.75	(e)	0.70	(e)	8.95	(e)	22
Year ended 08/31/23	6.77	0.62	(0.04)	0.58	(0.66)	(0.03)	(0.69)	6.66	9.22	199,550	0.74		0.74		0.69		9.36		31
Year ended 08/31/22	7.08	0.37	(0.32)	0.05	(0.36)	–	(0.36)	6.77	0.72	245,252	0.70		0.70		0.66		5.39		68
Year ended 08/31/21	6.60	0.34	0.47	0.81	(0.33)	–	(0.33)	7.08	12.60	196,230	0.69		0.74		0.62		4.94		86
Year ended 08/31/20	7.61	0.36	(1.02)	(0.66)	(0.35)	–	(0.35)	6.60	(8.80)	194,825	0.77		0.79		0.66		4.95		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	–	(0.04)	7.61	(1.34)	997,162	0.75	(e)	0.76	(e)	0.65	(e)	5.61	(e)	1
Year ended 07/31/19	8.11	0.43	(0.36)	0.07	(0.43)	–	(0.43)	7.75	0.93	1,056,032	0.74		0.74		0.64		5.48		25

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.12% and 1.10% for the one month ended August 31, 2019 and the year ended July 31, 2019, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended August 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $42,745,724 in connection with the acquisition of Invesco Senior Floating Rate Plus Fund into the Fund.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Floating Rate Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

27	Invesco Senior Floating Rate Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund is a party to legal proceedings in connection with certain of its portfolio investments, in which it may be plaintiff or defendant. The outcome and financial effect, if any, of these legal proceedings cannot be determined at this time because the proceedings are ongoing and have not been adjudicated. The Fund received a cash payment of $10,682,658 from the issuer of one of its portfolio investments (Robertshaw US Holding Corp.), the status of which is subject to such an ongoing litigation. Consequently, the Fund continues to recognize its investments in the various Robertshaw Term Loans in the Schedule of Investments and has recorded the cash received as restricted cash and an offsetting liability proceeds received in connection with pending litigation for such cash proceeds received in the Statement of Assets and Liabilities.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

28	Invesco Senior Floating Rate Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

29	Invesco Senior Floating Rate Fund

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Next $5 billion	0.580%

Next $10 billion	0.560%

Over $20 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2024, the Adviser waived advisory fees of $51,297 and reimbursed class level expenses of $143,123, $18,949, $5,160, $116,761, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and

30	Invesco Senior Floating Rate Fund

Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $48,191 in front-end sales commissions from the sale of Class A shares and $11,162 and $2,759 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,407,708,469	$201,399,814	$2,609,108,283

Common Stocks & Other Equity Interests	2,418,440	187,473,841	51,775,499	241,667,780

Non-U.S. Dollar Denominated Bonds & Notes	–	123,344,030	216,670	123,560,700

U.S. Dollar Denominated Bonds & Notes	–	114,831,447	–	114,831,447

Preferred Stocks	–	–	29,266,529	29,266,529

Asset-Backed Securities	–	16,351,158	–	16,351,158

Municipal Obligations	–	–	14,210,508	14,210,508

Money Market Funds	65,521,932	–	–	65,521,932

Total Investments in Securities	67,940,372	2,849,708,945	296,869,020	3,214,518,337

Other Investments - Assets*

Investments Matured	–	–	8,307,615	8,307,615

Forward Foreign Currency Contracts	–	3,892,100	–	3,892,100

	–	3,892,100	8,307,615	12,199,715

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(536,937)	–	(536,937)

Total Other Investments	–	3,355,163	8,307,615	11,662,778

Total Investments	$67,940,372	$2,853,064,108	$305,176,635	$3,226,181,115

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

31	Invesco Senior Floating Rate Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 29, 2024:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/29/24
Variable Rate Senior Loan Interests	$191,172,422	$106,489,960	$(61,845,760)	$1,751,374	$(2,567,870)	$(9,010,454)	$35,667,650	$(60,257,508)	$201,399,814
Common Stocks & Other Equity Interests	174,610,960	3,117,734	(3,913,054)	–	(13,039,309)	18,411,423	1,736,762	(129,149,019)	51,775,499
Preferred Stocks	2,839,826	–	–	–	–	13,079,908	13,346,795	–	29,266,529
Municipal Obligations	–	1,280,588	–	110,750	–	(1,651,054)	14,470,224	–	14,210,508
Investments Matured	4,280,746	4,695,734	(668,865)	–	–	–	–	–	8,307,615
Non-U.S. Dollar Denominated Bonds & Notes	416,703	–	(440,444)	14,910	(13,079)	238,580	–	–	216,670
Total	$373,320,657	$115,584,016	$(66,868,123)	$1,877,034	$(15,620,258)	$21,068,403	$65,221,431	$(189,406,527)	$305,176,635

*Transfers	into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/29/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
My Alarm Center LLC, Class A	$39,698,378	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2024:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$3,892,100

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$3,892,100

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(536,937)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(536,937)

32	Invesco Senior Floating Rate Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,000,953	$ –	$1,000,953	$–	$–	$1,000,953
BNP Paribas S.A.	231,491	(96,117)	135,374	–	–	135,374
Canadian Imperial Bank of Commerce	884,786	(25,782)	859,004	–	–	859,004
Morgan Stanley and Co. International PLC	403,582	(213,188)	190,394	–	–	190,394
Royal Bank of Canada	1,162,644	–	1,162,644	–	–	1,162,644
State Street Bank & Trust Co.	208,644	(201,850)	6,794	–	–	6,794
Total	$3,892,100	$(536,937)	$3,355,163	$–	$–	$3,355,163

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$7,413,686
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(4,182,785)
Total	$3,230,901

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$1,057,983,768

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $31,179.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 16, 2024, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $1,027,500,000, collectively by certain Invesco Funds, and which will expire on February 14, 2025. Prior to February 16, 2024, the credit agreement permitted borrowings up to $1.07 billion. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 29, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

33	Invesco Senior Floating Rate Fund

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 29, 2024. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

AI Aqua Merger Sub, Inc.	Delayed Draw Term Loan	$229,153	$502

Areas (Telfer Inv/Financiere Pax)	Term Loan B	1,235,786	(33,314)

Constant Contact Inc.	Delayed Draw Term Loan	2,961,741	(83,513)

DexKo Global, Inc.	Revolver Loan	3,864,753	267,887

Groundworks LLC	Delayed Draw Term Loan	149,882	1,729

Groundworks LLC	Revolver Loan	258,416	6,407

Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	8,478,024	(268,662)

MB2 Dental Solutions LLC	Delayed Draw Term Loan	1,645,172	0

MB2 Dental Solutions LLC	Delayed Draw Term Loan	987,103	0

MB2 Dental Solutions LLC	Revolver Loan	325,744	0

McDermott International Ltd.	LOC	15,187,691	(5,315,692)

McDermott International Ltd.	LOC	3,887,847	(563,738)

Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	32,390	11,604

Robertshaw US Holding Corp.	Revolver Loan	5,500,119	(3,436)

Tank Holding Corp.	Revolver Loan	621,139	124,560

V Global Holdings LLC (aka Vertellus)	Revolver Loan	384,415	(12,053)

		$45,749,375	$(5,867,719)

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$189,324,999	$2,372,983,683	$2,562,308,682

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $740,935,742 and $699,398,747, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$194,339,192

Aggregate unrealized (depreciation) of investments	(286,237,650)

Net unrealized appreciation (depreciation) of investments	$(91,898,458)

Cost of investments for tax purposes is $3,318,079,573.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

34	Invesco Senior Floating Rate Fund

At the six months ended February 29, 2024, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Bank of America, N.A.	$3,231,550	$ 2,989,184
Barclays Bank PLC	19,075,538	13,423,924
BMO Harris Bank, N.A.	4,166,850	4,140,161
Citibank, N.A.	3,134,424	3,009,047
Credit Agricole CIB	1,582,065	1,509,401
JPMorgan Europe Ltd.	2,559,004	1,104,663

NOTE 12–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 29, 2024:

		Amount Per Share
Share Class	Record Date	Payable March 29, 2024
Class A	Daily	$0.0517
Class C	Daily	$0.0475
Class R	Daily	$0.0503
Class Y	Daily	$0.0530
Class R5	Daily	$0.0535
Class R6	Daily	$0.0535

NOTE 13–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	18,111,838	$120,704,930	27,920,339	$185,092,497

Class C	2,753,055	18,344,473	4,680,280	31,030,712

Class R	472,965	3,148,991	952,149	6,279,368

Class Y	35,008,282	232,846,943	64,350,516	425,812,240

Class R5	-	-	1,256	8,335

Class R6	5,271,058	34,936,622	24,908,484	163,305,758

Issued as reinvestment of dividends:
Class A	8,066,302	53,745,363	17,202,634	113,352,430

Class C	982,743	6,553,004	2,467,632	16,269,590

Class R	355,743	2,369,784	783,138	5,156,425

Class Y	5,639,212	37,506,432	12,876,307	84,671,387

Class R6	887,451	5,904,548	1,801,876	11,852,848

Automatic conversion of Class C shares to Class A shares:
Class A	2,682,563	17,861,769	7,041,482	46,519,301

Class C	(2,681,881)	(17,861,769)	(7,036,400)	(46,519,301)

Reacquired:
Class A	(29,515,119)	(196,608,501)	(59,950,481)	(396,634,769)

Class C	(3,400,595)	(22,663,560)	(9,533,796)	(63,100,649)

Class R	(1,017,597)	(6,779,349)	(1,893,042)	(12,493,228)

Class Y	(40,047,898)	(266,129,216)	(114,314,162)	(753,400,571)

Class R6	(7,292,229)	(48,655,598)	(32,934,273)	(217,843,408)

Net increase (decrease) in share activity	(3,724,107)	$(24,775,134)	(60,676,061)	$(400,641,035)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco Senior Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/23)	(02/29/24)[1]	Period[2]	(02/29/24)	Period[2]	Ratio
Class A	$1,000.00	$1,052.10	$5.46	$1,019.54	$5.37	1.07%
Class C	1,000.00	1,048.20	9.27	1,015.81	9.12	1.82
Class R	1,000.00	1,050.80	6.73	1,018.30	6.62	1.32
Class Y	1,000.00	1,053.40	4.19	1,020.79	4.12	0.82
Class R5	1,000.00	1,053.60	4.03	1,020.93	3.97	0.79
Class R6	1,000.00	1,053.90	3.83	1,021.13	3.77	0.75

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

36	Invesco Senior Floating Rate Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

T-37	Invesco Senior Floating Rate Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-SFLR-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Short Duration High Yield Municipal Fund

Nasdaq:

A: ISHAX ∎ C: ISHCX ∎ Y: ISHYX ∎ R5: ISHFX ∎ R6: ISHSX

2	Fund Performance
4	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
34	Fund Expenses
35	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.13%
Class C Shares	3.75
Class Y Shares	4.15
Class R5 Shares	4.37
Class R6 Shares	4.19
S&P Municipal Bond Index▼ (Broad Market Index)*	4.23
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)*	2.35
S&P Municipal Bond High Yield Index▼ (Style-Specific Index)	6.11
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	4.57
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

 The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index. The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.

 The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2     Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns As of 2/29/24, including maximum applicable sales charges
Class A Shares
Inception (9/30/15)	2.29%
5 Years	0.77
1 Year	2.01
Class C Shares
Inception (9/30/15)	1.88%
5 Years	0.54
1 Year	2.86
Class Y Shares
Inception (9/30/15)	2.86%
5 Years	1.51
1 Year	4.78
Class R5 Shares
Inception (9/30/15)	2.96%
5 Years	1.69
1 Year	5.46
Class R6 Shares
Inception	2.85%
5 Years	1.56
1 Year	4.86

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3     Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.64%
Alabama–2.45%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$600	$595,833

Black Belt Energy Gas District (The);
Series 2022 C-1, RB(a)	5.25%	06/01/2029	5,750	6,061,956

Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,657,265

Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,120	2,808,000

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	51,300

Series 2014, RB	3.50%	07/01/2026	5,022	2,862,816

Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	480	477,200

Series 2016 A, RB	5.25%	08/01/2030	200	194,410

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,418,468

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,353,981

Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(d)	5.25%	01/01/2029	25	25,031

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	3,984,925

				30,491,185

American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,032,647

Arizona–4.07%
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,914,724

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,295	3,392,484

Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,408,597

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	310	312,007

Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	570	549,832

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	758,531

Series 2019, RB(e)	5.00%	07/01/2039	4,520	4,406,349

Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,365	2,404,807

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	750	761,137

Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(e)	5.00%	12/15/2039	400	396,524

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,068,980

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2038	320	310,737

Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,005

Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	2,745	2,782,258

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,258,188

Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	5.25%	07/01/2033	725	738,212

Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,927,519

Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,914,930

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(e)	5.75%	07/01/2024	175	175,709

Series 2014 A, RB(e)	6.75%	07/01/2044	3,190	3,208,081

Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,839,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	$650	$648,679

Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,401,033

Series 2019, Ref. RB(e)	5.00%	06/15/2034	620	623,083

Series 2022, Ref. RB(e)	4.00%	06/15/2031	545	525,259

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,460	4,429,037

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,725	1,708,572

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	180	179,874

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	765	750,434

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	302,467

Series 2019, RB(e)	5.00%	07/01/2034	400	401,277

Series 2019, RB(e)	5.00%	07/01/2039	500	489,489

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	150	143,179

Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	366,542

Series 2021 A, Ref. RB	4.00%	12/01/2030	495	473,492

Series 2021 A, Ref. RB	4.00%	12/01/2031	465	440,865

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	181,507

				50,598,935

Arkansas–1.41%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	2,000	1,979,039

Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	7,378,124

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	8,161,865

				17,519,028

California–7.28%
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	1,415	1,421,956

Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,656,904

California (State of) Community Choice Financing Authority (Green Bonds); Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,166,651

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,817

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,225	1,225,480

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,488	2,463,516

California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(e)(f)	8.00%	08/15/2024	4,000	4,068,774

California (State of) Municipal Finance Authority; Series 2023, RB(a)(f)	4.38%	09/01/2033	2,500	2,626,947

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2038	3,345	3,278,009

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	7,000	6,908,378

California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(f)	4.80%	06/02/2025	1,500	1,508,700

Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	4,002,626

California (State of) Pollution Control Financing Authority; Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,001,916

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/01/2027	710	71,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	66,825

Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(e)(f)	7.50%	07/01/2032	1,000	13,500

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	4,100	4,274,432

California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,040,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	$175	$170,670

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	930	930,658

California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(e)	5.00%	08/01/2033	740	764,117

Series 2023, Ref. RB(e)	5.25%	08/01/2038	500	511,528

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2039	740	736,042

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	5,965	5,965,915

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	310	306,973

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2034	500	502,589

Series 2014, RB	5.50%	12/01/2054	8,238	8,135,054

Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	3,013,907

Series 2018 A, RB(e)	5.50%	12/01/2058	3,000	3,051,301

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	922,736

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	2,105,771

North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	605,727

Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,163,869

Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	792,996

Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,415,140

West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,630	2,634,653

				90,663,322

Colorado–7.53%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,330	2,184,733

Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	697	648,259

Baseline Metropolitan District No. 1;
Series 2018 A-2, RB	5.13%	12/01/2028	1,500	1,518,230

Series 2018 A-2, RB	5.50%	12/01/2034	1,000	1,024,940

Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	518,833

Series 2020 A, GO Bonds	5.00%	12/01/2040	515	481,822

Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(g)	0.00%	12/01/2027	8,770	6,623,392

Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,065,828

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,064,226

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	1,038,382

Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,882,961

Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,311,326

Series 2021 A, RB	5.00%	05/15/2044	1,170	811,266

Series 2021 B, RB	2.63%	05/15/2029	1,125	1,042,502

Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,811,747

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	100	93,708

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	855	687,007

Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	998	1,007,849

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,004,994

Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,214,178

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	999,928

Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	329,493

Series 2018, COP	5.00%	12/01/2029	500	528,768

Series 2018, COP	5.00%	12/01/2030	350	370,150

Series 2018, COP	5.00%	12/01/2031	375	395,934

Series 2018, COP	5.00%	12/01/2032	455	479,213

Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,251,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	$2,185	$2,190,493

Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,491,464

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,590,144

Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	605,931

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	575	569,451

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,253	1,293,929

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,498,035

Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	919,794

Morgan Hill Metropolitan District No. 3; Series 2021 A, GO Bonds	3.00%	12/01/2031	980	839,489

Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,321,248

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,262,473

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,360	1,366,561

Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,273,510

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,221	2,111,623

Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,268,299

Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	478,156

Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,670	1,583,704

Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,442,520

Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,253,346

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,080,636

Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,751,368

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	3,445	3,077,736

Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,410,081

St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,503,311

Trails at Crowfoot Metropolitan District No. 3;
Second Series 2019 A, GO Bonds	4.38%	12/01/2030	620	616,834

Second Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,001,020

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,362,584

Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	803	671,338

Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,784,024

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	154,361

Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	568,388

Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	949,116

				93,682,580

Delaware–0.16%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,937	1,953,530

District of Columbia–2.26%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	950	931,883

Series 2017 A, RB	5.00%	07/01/2032	1,500	1,499,895

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,284,968

District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	23,725	24,467,357

				28,184,103

Florida–6.29%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,169)(c)	5.63%	11/15/2029	185	156,168

Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(c)	6.00%	11/15/2029	1,000	848,646

Series 2014, RB (Acquired 01/17/2020; Cost $1,409,797)(c)	6.00%	11/15/2034	1,500	1,136,772

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	965	659,778

Series 2022 B, RB(e)	6.50%	11/15/2033	100	86,221

Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	1,100	1,112,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	$10,000	$10,055,888

Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	35	35,091

Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	862,404

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	22,500

Series 2018 B, RB(b)	4.25%	07/01/2033	625	18,750

Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	430,485

Series 2021, RB(e)	3.25%	06/01/2031	230	202,444

Series 2021, RB(e)	5.00%	06/01/2041	1,295	1,198,877

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	825	792,486

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(e)	4.00%	06/15/2031	700	645,176

Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,310	6,123,832

Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(e)	6.25%	12/15/2043	2,135	2,179,611

Capital Trust Authority (KIPP Miami N Campus); Series 2024, RB(e)	5.63%	06/15/2044	410	413,605

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(f)	5.00%	10/01/2029	780	790,413

Series 2021, RB(e)(f)	4.00%	10/01/2041	1,800	1,586,041

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,816,744

Florida Development Finance Corp.; Series 2023, RB(a)(e)(f)	6.13%	07/01/2026	2,000	2,035,103

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2019, RB(a)(e)(f)	6.25%	12/18/2024	3,405	3,405,518

Series 2022, Ref. RB(a)(e)(f)	8.00%	04/01/2024	8,000	8,401,714

Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	1,020,122

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	2,988,548

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB(a)(e)(f)	6.38%	01/01/2026	5,000	4,994,762

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,595	3,608,412

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	440	435,815

Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,216,470

Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	5,000	4,973,768

Miami-Dade (County of), FL;
Series 2014, Ref. RB(f)	5.00%	10/01/2031	3,300	3,314,877

Series 2014, Ref. RB(f)	5.00%	10/01/2032	5,000	5,022,287

Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	5	5,000

Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,010	1,011,853

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2039	300	294,438

Series 2019, Ref. IDR	5.00%	01/01/2049	1,750	1,607,761

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(c)(e)(f)	5.88%	01/01/2033	2,855	2,756,006

				78,266,979

Georgia–1.14%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,165

Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	4,981,173

Cobb (County of), GA Development Authority (Northwest Classical Academy); Series 2023, RB(e)	5.20%	06/15/2033	1,000	1,011,403

DeKalb (County of), IL Development Authority (The Globe Academy, Inc.); Series 2024, RB	5.00%	06/01/2040	400	413,771

Series 2024, RB	5.00%	06/01/2045	415	423,874

Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,891,223

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	320	322,779

Main Street Natural Gas, Inc.; Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,122,558

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,250	2,186,273

				14,164,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.47%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	$3,000	$3,057,353

Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,769,613

				5,826,966

Idaho–0.51%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	825	817,932

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	150	150,059

Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,894,814

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	340	351,182

Series 2014 A, Ref. RB	6.75%	07/01/2036	526	541,262

Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,420,672

Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,438

				6,306,359

Illinois–7.74%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	690	681,727

Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,240	1,181,357

Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	485,419

Series 2018 A, Ref. RB	5.00%	01/01/2026	505	505,120

Series 2018 A, Ref. RB	5.00%	01/01/2027	530	530,999

Chicago (City of), IL;
Series 2014, RB (INS - BAM)(d)	5.00%	01/01/2039	2,000	2,002,419

Series 2015 A, GO Bonds	5.50%	01/01/2034	1,350	1,365,423

Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,047,571

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,573,940

Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(f)	5.00%	01/01/2030	5,290	5,292,271

Series 2017 G, RB(f)	5.25%	01/01/2031	350	366,269

Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	15,000	14,998,809

Series 2015 C, GO Bonds	5.25%	12/01/2039	850	846,056

Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,005,281

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,057,742

Series 2022 B, Ref. GO Bonds	4.00%	12/01/2041	5,000	4,710,699

Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	209,191

Series 2021, RB(e)	4.38%	04/01/2041	830	636,122

Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,213,091

Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(d)(h)(i)	6.00%	11/01/2026	3,500	3,607,079

Series 2020 A, GO Bonds(h)(i)	6.00%	05/01/2025	2,500	2,573,268

Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,231,048

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,816,999

Illinois (State of) Finance Authority;
Series 2007, RB	5.40%	04/01/2027	140	138,553

Series 2023, RB(a)(e)(f)	7.38%	09/01/2033	5,000	5,429,908

Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	981,106

Series 2017, Ref. RB	5.00%	10/01/2033	1,000	971,001

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	175	175,153

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,194,345)(c)	5.00%	11/01/2027	2,065	2,026,370

Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(c)	5.00%	11/01/2035	2,020	1,864,933

Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $570,909)(c)	5.00%	05/15/2024	570	568,451

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	590,464

Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(j)	5.00%	05/15/2025	110	111,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	$2,000	$1,887,684

Series 2019 A, RB(e)	6.13%	04/01/2049	3,000	2,926,700

Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	440,414

Series 2017, Ref. RB	5.00%	08/01/2028	500	518,941

Series 2017, Ref. RB	5.00%	08/01/2029	325	337,413

Series 2017, Ref. RB	5.00%	08/01/2030	380	394,157

Series 2017, Ref. RB	5.00%	08/01/2031	375	388,630

Series 2017, Ref. RB	5.00%	08/01/2033	470	486,193

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,777,291

Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,115	1,099,748

Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	35	35,030

Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,077

Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	82	82,000

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	760	739,018

Springfield (City of), IL; Series 2015, Ref. RB (INS - AGM)(d)	5.00%	03/01/2040	3,000	3,018,099

Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	315	312,740

				96,379,228

Indiana–0.95%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	300	279,487

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	5,871,850

Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	660	660,695

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,589,551

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,935,721

Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	465	416,550

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,018,043

				11,771,897

Iowa–1.77%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	500,040

Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	633,214

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,957,392

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB	5.00%	12/01/2050	5,410	5,699,296

PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,213,767

				22,003,709

Kansas–0.41%
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	170	143,852

Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB (Acquired 05/01/2017; Cost $499,278)(b)(c)	4.25%	12/01/2024	500	105,000

Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,846,674)(b)(c)	5.00%	12/01/2031	1,800	378,000

Series 2016 II-A, RB (Acquired 06/24/2016-02/20/2018; Cost $1,013,149)(b)(c)	5.25%	12/01/2036	1,000	210,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	895,998

Series 2019, Ref. RB	5.00%	05/15/2027	2,330	2,253,732

Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,169,110

				5,155,692

Kentucky–0.62%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	320	325,574

Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,199,382

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	895,772

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,012,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	$260	$256,497

Kentucky (Commonwealth of) Public Energy Authority; Series 2024 A, RB(a)	5.00%	07/01/2030	2,850	2,992,854

				7,683,010

Louisiana–1.98%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	3,665	3,812,645

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,645	1,672,127

Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $ 874,401)(b)(c)(e)	5.00%	06/01/2031	815	570,500

Series 2021, RB (Acquired 11/03/2021; Cost $ 1,734,351)(b)(c)(e)	5.00%	06/01/2041	1,640	1,148,000

New Orleans (City of), LA Aviation Board; Series 2015 B, RB(f)	5.00%	01/01/2040	7,700	7,727,330

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,194,231

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	805,016

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	504,696

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,087,233

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	774,960

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	557,063

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	2,000	2,036,940

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	2,780	2,802,109

				24,692,850

Maryland–0.37%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,162,021

Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,101,521

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	417,754

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	425	421,211

Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	480	482,976

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	30	30,211

				4,615,694

Massachusetts–1.11%
Ashland (Town of), MA;
Series 2022, GO Bonds	4.00%	08/01/2040	1,830	1,909,988

Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,033,011

Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.75%	10/01/2024	250	248,403

Series 2018, Ref. RB	4.00%	10/01/2025	200	199,999

Series 2018, Ref. RB	4.00%	10/01/2026	100	100,005

Series 2018, Ref. RB	4.00%	10/01/2027	150	150,012

Series 2018, Ref. RB	4.25%	10/01/2028	320	320,051

Series 2018, Ref. RB	4.38%	10/01/2029	385	385,074

Series 2018, Ref. RB	4.50%	10/01/2030	690	690,149

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	4,280	4,296,316

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	750	750,263

Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	654,073

Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,574,189

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2047	1,500	1,493,768

				13,805,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.70%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	$1,210	$1,160,845

Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,216,440

Detroit (City of), MI;
Series 2014 B-1, GO Bonds	4.00%	04/01/2044	2,500	1,857,263

Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,020,366

Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,100	1,101,440

Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,847,782

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	990	946,652

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,515	1,217,997

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,093,950

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,880	2,478,379

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	690	659,787

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,610	5,626,209

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $992,159)(b)(c)(e)	5.00%	07/01/2026	980	917,840

				21,144,950

Minnesota–1.32%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,200,509

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	500	481,705

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	190	187,192

Series 2015 A, RB	5.25%	07/01/2030	580	564,455

Series 2015, RB	5.50%	07/01/2035	665	638,948

Series 2015, RB	5.75%	07/01/2046	1,400	1,261,857

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	845	644,770

Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	455	445,779

Series 2017, RB	5.00%	10/01/2037	1,000	945,255

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,595,945

Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,027,923

Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	594,845

Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,108,628

Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,023,740

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	999,892

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(c)(e)	6.00%	07/01/2027	1,927	192,740

St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	142,378

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,205	1,212,050

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	625	628,816

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	217,829

Series 2018, Ref. RB	4.13%	10/01/2033	250	212,303

Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	101,057

				16,428,616

Mississippi–0.68%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,350	3,112,261

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,898,810

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,575	1,434,146

				8,445,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–1.73%
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	$1,440	$1,420,148

Series 2017 A, Ref. RB	4.00%	11/01/2026	750	732,587

Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,051

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,485	1,461,401

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	145	142,333

Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,938,342

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	855	816,122

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	971,629

Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	766,888

Series 2017 A, Ref. RB	5.00%	05/15/2024	1,700	1,695,379

Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	867,043

Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	821,374

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.00%	08/15/2034	490	469,959

Series 2014 A, RB	5.25%	08/15/2039	5,235	4,872,905

Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	615	608,690

Series 2020, RB	4.13%	11/01/2038	2,500	2,426,185

Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	290	289,893

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,192,280

				21,523,209

Montana–0.20%
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.00%	06/01/2025	2,500	2,518,429

Nevada–0.15%
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	340	326,793

Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB	5.00%	07/15/2027	285	287,801

Series 2017 A, RB	5.00%	07/15/2037	500	502,924

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	750	766,140

				1,883,658

New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,653,277

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	3,929	3,755,905

New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,280,274)(b)(c)(e)	5.25%	07/01/2027	1,280	25,606

Series 2017 B, RB (Acquired 06/12/2017; Cost $1,175,268)(b)(c)(e)	4.13%	07/01/2024	1,175	23,505

				6,458,293

New Jersey–0.69%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	205	205,450

New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	330	329,078

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,105	1,095,119

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,275	1,274,986

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	165	164,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	$715	$615,065

Series 2008 A, RB(g)	0.00%	12/15/2035	1,000	661,450

Series 2009 A, RB(g)	0.00%	12/15/2032	1,465	1,097,823

Series 2018 A, RN(h)(i)	5.00%	06/15/2029	1,000	1,043,174

Series 2018 A, RN(h)(i)	5.00%	06/15/2030	2,000	2,084,810

				8,571,320

New Mexico–0.10%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,220,098

New York–6.90%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,416,587

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $387,536)(b)(c)(e)	5.00%	10/01/2028	375	180,000

Series 2018, Ref. RB (Acquired 08/16/2018; Cost $2,471,850)(b)(c)(e)	5.00%	10/01/2038	2,445	1,173,600

Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	3,000	2,740,713

Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	4,225,395

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	323,143

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(e)	5.25%	06/15/2043	525	531,497

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	3,119,732

Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,060,521

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,089,980)(b)(c)	5.00%	01/01/2058	967	289,667

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(b)(c)(e)	9.00%	01/01/2041	445	445,000

New York & New Jersey (States of) Port Authority; One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	2,000	1,989,876

New York (City of), NY Municipal Water Finance Authority; Series 2023 D, Ref. RB	4.13%	06/15/2047	3,000	3,005,579

New York (City of), NY Transitional Finance Authority; Series 2024 F-1, RB	5.00%	02/01/2045	5,000	5,576,427

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,296,069

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	35	35,657

New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	3,000	3,000,711

New York Counties Tobacco Trust VI;

Series 2016 A, Ref. RB	5.63%	06/01/2035	1,030	1,058,696

Series 2016 A, Ref. RB	6.00%	06/01/2043	3,055	3,145,728

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	5,400	5,444,736

New York Transportation Development Corp.;
Series 2023, RB(f)	5.50%	06/30/2038	2,000	2,207,690

Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,100,149

Series 2023, RB(f)	5.50%	06/30/2040	875	957,616

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	2,755	2,906,348

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	4,220	4,221,077

Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,680,416

Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	507,702

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,461,955

Series 2020, RB(f)	4.00%	10/01/2030	6,500	6,497,172

Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,276,870

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,716,348

Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	1,400	1,460,355

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	350,000

Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	350,000

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,148,401

				85,901,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.30%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	$660	$653,873

Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,088,841

				3,742,714

Ohio–2.93%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,108,095

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,357,264

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	602,868

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,001,755

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,076

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,572,560

Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,586,787

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,451,294

Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	1,950	1,939,304

Greater Cincinnati (Port of), OH Development Authority (Convention Center Hotel Acquisition and Demolition); Series 2023, Ref. RB(e)	5.00%	05/01/2025	2,500	2,492,984

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,654,450

Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	999,647

Series 2013, RB	5.00%	02/15/2044	4,880	4,526,980

Series 2013, RB	5.00%	02/15/2048	5,300	4,802,571

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	2,290	2,299,093

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(f)	4.25%	01/15/2038	250	246,127

Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	5.00%	07/01/2041	680	689,637

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	495	495,058

Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	4.00%	12/15/2024	140	140,027

				36,451,577

Oklahoma–0.85%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGM)(d)	4.00%	08/15/2048	2,430	2,225,395

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	1,650	2,640

Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,000,313

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	6,340	6,354,155

				10,582,503

Oregon–0.00%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,015

Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	5	5,008

				40,023

Pennsylvania–1.96%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,006,076

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	670	703,999

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2028	1,000	1,033,918

Series 2018, RB(e)	5.00%	05/01/2033	500	514,351

Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	180	178,882

Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	380	410,966

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	612,863

Series 2018, Ref. RB	5.00%	12/01/2030	910	876,645

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,161,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(k)(l)	5.00%	06/30/2027	$350	$63,025

Series 2013, RB(k)(l)	5.00%	06/30/2027	193	34,713

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,153,635

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(a)(e)(j)	5.00%	03/15/2028	115	125,244

Series 2017, Ref. RB(e)	5.00%	03/15/2045	1,885	1,582,230

Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	731,886

Series 2019 A, RB	5.00%	06/15/2039	1,840	1,758,399

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	468,936

Series 2017, Ref. RB	5.00%	07/01/2032	1,000	928,889

				24,345,816

Puerto Rico–8.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	11,875	11,908,568

Series 2002, RB	5.63%	05/15/2043	7,645	7,734,132

Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(k)	0.00%	08/01/2024	10,675	0

Series 2011, RB(k)	0.00%	08/01/2025	17,475	0

Series 2011, RB(k)	0.00%	08/01/2026	6,495	0

Series 2011, RB(k)	0.00%	08/01/2028	37,400	0

Series 2011, RB(k)	5.50%	08/01/2031	54,770	1

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	4,395	4,175,766

PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	216	76,835

PRPBA Custodial Trust; Series 2022, RB	0.00%	03/15/2049	278	3,563

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	887	875,182

Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,034	1,311,342

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	11,103,205

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,000	3,253,998

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,241,856

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	4,000	3,715,335

Subseries 2022, RN	0.00%	11/01/2043	7,515	4,405,736

Subseries 2022, RN	0.00%	11/01/2051	2,048	1,218,296

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	337	339,163

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	99,648

Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	154,990

Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,097

Series 2007 TT, RB(b)	5.00%	07/01/2037	500	132,500

Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,435,018

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,695,964

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	988,289

Series 2010 AAA, RB(b)	5.25%	07/01/2028	5,685	1,506,525

Series 2010 CCC, RB(b)	5.25%	07/01/2026	3,520	932,800

Series 2010 XX, RB(b)	5.25%	07/01/2027	250	66,250

Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	312,700

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 08/06/2009-01/08/2020; Cost $6,580,000)(b)(c)(f)	6.63%	06/01/2026	6,580	4,606,000

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,075	1,081,730

Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	306,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2024	$211	$208,687

Series 2018 A-1, RB(g)	0.00%	07/01/2027	1,027	910,623

Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,003	825,981

Series 2018 A-1, RB(g)	0.00%	07/01/2033	11,167	7,810,997

Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,208,327

Series 2018 A-1, RB	4.55%	07/01/2040	538	542,171

Series 2018 A-1, RB(g)	0.00%	07/01/2046	13,831	4,502,909

Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,268	2,722,174

Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,938,540

Series 2019 A-2, RB	4.54%	07/01/2053	163	157,901

Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,190,515

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,962,479

				106,828,703

Rhode Island–0.50%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,367

Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2049	3,650	3,952,809

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,170

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,000	2,009,932

				6,238,278

South Carolina–0.50%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,677,126

South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green

Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,125	1,089,608

South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,453,193

				6,219,927

Tennessee–2.03%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	4,595	4,418,279

Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,667,582

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	243,945

Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,035	1,040,233

Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,021,401

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,995,192)(b)(c)(e)	5.25%	04/01/2028	2,000	580,000

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	172,572

Series 2013 A, Ref. RB	5.50%	09/01/2047	200	161,447

Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	992,663

Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,701,376

Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,231,169

Tennergy Corp.;

Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,621,849

Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,363,137

				25,215,653

Texas–9.09%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	255	255,473

Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	1,007,911

Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(e)	5.00%	06/01/2033	3,790	3,896,313

Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,350	1,209,049

Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,481,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	$3,835	$3,792,071

Series 2021, RB	5.00%	08/15/2041	900	811,552

Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(e)	5.25%	02/15/2033	1,950	1,958,947

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	500	491,954

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,235	1,237,735

Austin (City of), TX; Series 2014, RB(f)	5.00%	11/15/2044	4,000	4,000,063

Austin (City of), TX (Travis, Williamson and Hays Counties); Series 2017 B, RB(f)	5.00%	11/15/2046	4,500	4,542,619

Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	249,544

Series 2018, Ref. RB	5.00%	07/15/2026	1,000	998,177

Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,573,176

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	385	367,176

Series 2019, RB(e)(f)	9.00%	03/01/2039	2,035	2,142,436

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	6,557,384

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,060,356

Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	98,170

Series 2021, RB(e)	4.75%	09/15/2031	100	97,178

Series 2021, RB(e)	5.25%	09/15/2051	500	482,317

Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	555,373

Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,346

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,017,148

Houston (City of), TX;
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,450,859

Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,011,675

Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	5,013,412

Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,700	7,714,611

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,500,371

Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,357,516

Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	584,395

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $218,990)(b)(c)	5.00%	02/15/2035	220	2,200

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,487,888

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,648,948

Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,392,246

New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	4,805	4,619,673

New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(e)	12.00%	12/01/2028	4,000	4,350,342

New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,016,779

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,291,832

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,039,769

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 B3, RB	4.25%	10/01/2026	1,100	1,091,243

Series 2022, RB	5.50%	10/01/2027	2,500	2,453,900

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2024	1,150	1,148,924

Series 2018, Ref. RB	5.00%	10/01/2039	1,000	857,902

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,868,290

Series 2021, RB(e)(f)	2.63%	01/01/2031	800	683,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(j)	6.75%	11/15/2024	$50	$51,088

Series 2014 A, RB(a)(j)	7.50%	11/15/2024	100	102,679

Series 2014 A, RB(a)(j)	7.75%	11/15/2024	1,815	1,866,723

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	60	59,848

Series 2016, RB	5.38%	09/15/2030	665	667,088

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,353,929

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	550,000

Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,650,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	670	641,059

Series 2020, Ref. RB	6.25%	11/15/2031	1,000	974,324

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 09/14/2021; Cost $2,468,933)(c)	5.75%	12/01/2054	2,355	1,530,644

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	3,685	3,728,120

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(f)	5.00%	12/31/2040	2,065	2,078,134

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	15	15,049

				113,079,422

Utah–2.16%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	955,074

Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,522,875

Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,751,351

Series 2021, GO Bonds(e)	4.50%	06/01/2051	2,500	1,831,325

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,578,789

Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,109,173

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,037,882

Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,567,175

UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,702,103

Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	1,810	1,739,652

Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,843,166

Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,321,452

Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	140	135,310

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	480,858

Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,217,647

Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	175	172,688

Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	501,743

Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	348,046

Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	3,000	3,033,410

				26,849,719

Virgin Islands–0.08%
Matching Fund Special Purpose Securitization Corp.; Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,030,870

Virginia–0.67%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	229,103

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,445,594

Roanoke (County of), VA Economic Development Authority (Richfield Living); Series 2019 A, Ref. RB	4.75%	09/01/2029	355	329,092

Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,157,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	$4,000	$4,130,150

				8,291,180

Washington–1.03%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	100	103,271

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	85	85,001

King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,009

King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,708,529

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,475,622

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	340	327,200

Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	370,117

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,463,219

Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,413,744

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	895,908

				12,847,620

West Virginia–0.86%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(e)	5.75%	06/01/2042	1,000	707,064

Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	5.75%	06/01/2043	1,000	1,061,044

Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	362,491

Series 2015, Ref. RB	5.00%	07/01/2026	460	462,544

Series 2015, Ref. RB	5.00%	07/01/2027	560	563,813

Series 2015, Ref. RB	4.00%	07/01/2035	190	174,020

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	2,450	2,464,031

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(f)	6.75%	02/01/2026	1,000	700,000

Series 2018, RB(b)(e)(f)	8.75%	02/01/2036	320	256,000

West Virginia (State of) Economic Development Authority (Allegheny Metallurgical Project); Series 2023, RB(a)(f)	4.75%	08/01/2024	4,000	4,004,272

				10,755,279

Wisconsin–4.51%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	700,441

Series 2018 B, Ref. RB	3.75%	10/01/2029	175	170,921

Public Finance Authority; Series 2023 A, Ref. RB(e)	5.75%	10/01/2043	1,775	1,786,812

Public Finance Authority (Indigo); Series 2023, RB(e)(g)	0.00%	12/01/2028	6,000	4,148,545

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,206,731

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	909,967

Series 2019, Ref. RB	5.00%	11/01/2030	1,035	991,925

Series 2019, Ref. RB	5.00%	11/01/2039	1,000	878,944

Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	827,011

Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,132,981

Wisconsin (State of) Public Finance Authority;
Series 2020 A, RB(e)	4.00%	03/01/2030	1,585	1,496,731

Series 2022 B, RB(e)	7.00%	02/01/2028	700	693,057

Series 2022, RB(e)	5.38%	06/01/2037	670	674,350

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(c)(e)	6.25%	10/01/2031	2,000	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20     Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	$510	$461,153

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(e)	6.25%	08/01/2027	500	390,000

Series 2017, RB(b)(e)	6.75%	08/01/2031	500	365,000

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	492,349

Series 2021 A, RB(e)	5.00%	06/15/2041	615	532,067

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	994,660

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	391,249

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(e)	5.75%	11/01/2024	1,500	825,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	3,964,071

Series 2020, RB(e)	7.00%	02/01/2025	90	89,603

Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	3,839,906

Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(g)	0.00%	09/01/2029	2,000	1,332,336

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,470	1,432,377

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,749,908

Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	155	142,456

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,405	3,026,745

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	485	468,378

Series 2019, RB(e)	5.00%	06/15/2039	440	427,603

Series 2019, RB(e)	5.00%	06/15/2049	540	495,054

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,694,011

Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,455,876

Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.00%	07/15/2043	690	717,491

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(e)(j)	4.00%	04/01/2032	10	10,511

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(e)	4.00%	06/01/2036	1,500	1,312,339

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	493,173

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	695	691,321

Wisconsin (State of) Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,882,505

Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	1,983,722

Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,059,764

Series 2018 A, Ref. RB	5.25%	10/01/2032	720	739,640

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	1,000	850,528

				56,129,212

Total Municipal Obligations (Cost $1,274,867,664)				1,227,540,953

U.S. Dollar Denominated Bonds & Notes–0.36%
California–0.36%
CalPlant I LLC;
Exit Facility(e)(k)	15.00%	07/01/2025	770	770,000

Series 21A(k)	9.50%	03/31/2024	255	255,000

Series 21B(k)	9.50%	03/31/2024	955	955,000

Series 22A(k)	9.50%	03/31/2024	530	530,000
Series 22B(k)	9.50%	03/31/2024	45	45,000

Series 22C(k)	9.50%	03/31/2024	345	345,000

Series 22X(k)	9.50%	03/31/2024	520	520,000

Series 23A(k)	9.50%	03/31/2024	180	180,000

Series 23B(k)	9.50%	03/31/2024	165	165,000

Series 23C(k)	9.50%	03/31/2024	260	260,000

Series 23D (Acquired 05/04/2023; Cost $225,000)(k)	9.50%	03/31/2024	225	225,000

Series 23E(k)	9.50%	03/31/2024	255	255,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,505,000)				4,505,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21     Invesco Short Duration High Yield Municipal Fund

	Shares	Value

Common Stocks & Other Equity Interests-0.00%
Resolute Forest Products, Inc. (Cost $9,595)(k)	6,757	$9,595

TOTAL INVESTMENTS IN SECURITIES(m) -99.00% (Cost $1,279,382,259)		1,232,055,548

FLOATING RATE NOTE OBLIGATIONS-(0.56)%
Notes with interest and fee rates of 3.86% at 02/29/2024 and contractual maturities of collateral ranging from 05/01/2025 to 06/15/ 2030 (See Note 1K)(n)		(7,015,000)

BORROWINGS-(0.36)%		(4,500,000)

OTHER ASSETS LESS LIABILITIES-1.92%		23,986,126

NET ASSETS-100.00%		$1,244,526,674

Investment Abbreviations:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $20,264,847, which represented 1.93% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 29, 2024 was $25,226,298, which represented 2.03% of the Fund’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $339,386,728, which represented 27.27% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,985,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2024. At February 29, 2024, the Fund’s investments with a value of $9,308,331 are held by TOB Trusts and serve as collateral for the $7,015,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2024

Revenue Bonds	89.17%

General Obligation Bonds	10.64

Pre-Refunded Bonds	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22     Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,279,382,259)	$1,232,055,548

Cash	4,431,013

Receivable for:
Investments sold	5,108,773

Fund shares sold	867,422

Interest	18,523,526

Investments matured, at value (Cost $14,202,819)	3,871,841

Investment for trustee deferred compensation and retirement plans	90,490

Other assets	480,080

Total assets	1,265,428,693

Liabilities:
Floating rate note obligations	7,015,000

Payable for:
Borrowings	4,500,000

Investments purchased	5,803,067

Dividends	1,596,747

Fund shares reacquired	1,430,837

Accrued fees to affiliates	376,770

Accrued interest expense	20,362

Accrued trustees’ and officers’ fees and benefits	1,458

Accrued other operating expenses	67,288

Trustee deferred compensation and retirement plans	90,490

Total liabilities	20,902,019

Net assets applicable to shares outstanding	$1,244,526,674

Net assets consist of:
Shares of beneficial interest	$1,798,372,710

Distributable earnings (loss)	(553,846,036)

$1,244,526,674

Net Assets:
Class A	$740,217,747

Class C	$45,820,596

Class Y	$425,310,076

Class R5	$9,492

Class R6	$33,168,763

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	79,023,809

Class C	4,897,726

Class Y	45,378,505

Class R5	1,004

Class R6	3,536,607

Class A:
Net asset value per share	$9.37

Maximum offering price per share (Net asset value of $9.37 ÷ 97.50%)	$9.61

Class C:
Net asset value and offering price per share	$9.36

Class Y:
Net asset value and offering price per share	$9.37

Class R5:
Net asset value and offering price per share	$9.45

Class R6:
Net asset value and offering price per share	$9.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23     Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest	$34,274,771

Expenses:
Advisory fees	2,543,409

Administrative services fees	89,262

Custodian fees	7,545

Distribution fees:
Class A	941,430

Class C	248,037

Interest, facilities and maintenance fees	672,533

Transfer agent fees – A, C and Y	524,915

Transfer agent fees – R6	2,455

Trustees’ and officers’ fees and benefits	16,445

Registration and filing fees	74,518

Reports to shareholders	97,912

Professional services fees	219,445

Other	13,899

Total expenses	5,451,805

Less: Expense offset arrangement(s)	(3,705)

Net expenses	5,448,100

Net investment income	28,826,671

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(105,068))	(3,934,809)

Futures contracts	(1,270,289)

(5,205,098)

Change in net unrealized appreciation of unaffiliated investment securities	28,466,546

Net realized and unrealized gain	23,261,448

Net increase in net assets resulting from operations	$52,088,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24     Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29,	August 31,
	2024	2023
Operations:
Net investment income	$28,826,671	$55,242,617

Net realized gain (loss)	(5,205,098)	(157,711,622)

Change in net unrealized appreciation	28,466,546	96,108,524

Net increase (decrease) in net assets resulting from operations	52,088,119	(6,360,481)

Distributions to shareholders from distributable earnings:
Class A	(15,285,607)	(31,652,194)

Class C	(813,403)	(1,959,484)

Class Y	(9,184,095)	(17,991,536)

Class R5	(200)	(105,308)

Class R6	(713,960)	(1,365,023)

Total distributions from distributable earnings	(25,997,265)	(53,073,545)

Share transactions–net:
Class A	(59,049,406)	(94,739,187)

Class C	(10,513,625)	(18,531,139)

Class Y	1,660,741	(63,922,605)

Class R5	–	(9,611,316)

Class R6	(2,514,331)	5,479,781

Net increase (decrease) in net assets resulting from share transactions	(70,416,621)	(181,324,466)

Net increase (decrease) in net assets	(44,325,767)	(240,758,492)

Net assets:
Beginning of period	1,288,852,441	1,529,610,933

End of period	$1,244,526,674	$1,288,852,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25     Invesco Short Duration High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$9.18	$0.20	$0.17	$0.37	$(0.18)	$9.37	4.13%	$740,218	0.92	%(d)	0.92	%(d)	0.81	%(d)	4.49	%(d)	13%
Year ended 08/31/23	9.58	0.36	(0.41)	(0.05)	(0.35)	9.18	(0.54)	784,122	0.91		0.91		0.81		3.86		33
Year ended 08/31/22	10.67	0.32	(1.06)	(0.74)	(0.35)	9.58	(7.07)	914,354	0.84		0.84		0.77		3.13		26
Year ended 08/31/21	10.17	0.34	0.51	0.85	(0.35)	10.67	8.50	933,441	0.86		0.86		0.79		3.25		19
Year ended 08/31/20	10.86	0.37	(0.71)	(0.34)	(0.35)	10.17	(3.19)	826,655	0.84		0.88		0.79		3.59		49
Year ended 08/31/19	10.48	0.36	0.37	0.73	(0.35)	10.86	7.09	193,076	0.86		0.98		0.79		3.40		24
Class C
Six months ended 02/29/24	9.17	0.17	0.17	0.34	(0.15)	9.36	3.75	45,821	1.67	(d)	1.67	(d)	1.56	(d)	3.74	(d)	13
Year ended 08/31/23	9.56	0.29	(0.40)	(0.11)	(0.28)	9.17	(1.19)	55,464	1.66		1.66		1.56		3.11		33
Year ended 08/31/22	10.65	0.24	(1.06)	(0.82)	(0.27)	9.56	(7.79)	76,878	1.59		1.59		1.52		2.38		26
Year ended 08/31/21	10.16	0.26	0.50	0.76	(0.27)	10.65	7.60	92,982	1.61		1.61		1.54		2.50		19
Year ended 08/31/20	10.84	0.29	(0.70)	(0.41)	(0.27)	10.16	(3.84)	167,426	1.59		1.63		1.54		2.84		49
Year ended 08/31/19	10.46	0.28	0.37	0.65	(0.27)	10.84	6.29	52,195	1.61		1.73		1.54		2.65		24
Class Y
Six months ended 02/29/24	9.19	0.22	0.16	0.38	(0.20)	9.37	4.15	425,310	0.67	(d)	0.67	(d)	0.56	(d)	4.74	(d)	13
Year ended 08/31/23	9.58	0.38	(0.40)	(0.02)	(0.37)	9.19	(0.18)	414,180	0.66		0.66		0.56		4.11		33
Year ended 08/31/22	10.67	0.34	(1.06)	(0.72)	(0.37)	9.58	(6.84)	497,651	0.59		0.59		0.52		3.38		26
Year ended 08/31/21	10.18	0.37	0.50	0.87	(0.38)	10.67	8.66	365,892	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.87	0.40	(0.72)	(0.32)	(0.37)	10.18	(2.94)	280,243	0.59		0.63		0.54		3.84		49
Year ended 08/31/19	10.48	0.39	0.37	0.76	(0.37)	10.87	7.45	216,579	0.61		0.73		0.54		3.65		24
Class R5
Six months ended 02/29/24	9.25	0.22	0.18	0.40	(0.20)	9.45	4.37	9	0.31	(d)	0.31	(d)	0.20	(d)	5.10	(d)	13
Year ended 08/31/23	9.60	0.39	(0.37)	0.02	(0.37)	9.25	0.25	9	0.68		0.68		0.58		4.10		33
Year ended 08/31/22	10.70	0.35	(1.08)	(0.73)	(0.37)	9.60	(6.93)	9,800	0.62		0.62		0.55		3.35		26
Year ended 08/31/21	10.20	0.37	0.51	0.88	(0.38)	10.70	8.78	14,437	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.88	0.40	(0.71)	(0.31)	(0.37)	10.20	(2.83)	10	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	11	0.61		0.68		0.54		3.65		24
Class R6
Six months ended 02/29/24	9.19	0.22	0.17	0.39	(0.20)	9.38	4.30	33,169	0.60	(d)	0.60	(d)	0.49	(d)	4.81	(d)	13
Year ended 08/31/23	9.59	0.39	(0.41)	(0.02)	(0.38)	9.19	(0.22)	35,077	0.60		0.60		0.50		4.18		33
Year ended 08/31/22	10.68	0.35	(1.06)	(0.71)	(0.38)	9.59	(6.77)	30,929	0.53		0.53		0.46		3.44		26
Year ended 08/31/21	10.19	0.37	0.51	0.88	(0.39)	10.68	8.73	20,121	0.54		0.54		0.47		3.57		19
Year ended 08/31/20	10.88	0.40	(0.72)	(0.32)	(0.37)	10.19	(2.94)	12,639	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	15,350	0.61		0.68		0.54		3.65		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,007,963,117 in connection with the acquisition of Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26     Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1– Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

27     Invesco Short Duration High Yield Municipal Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the

28     Invesco Short Duration High Yield Municipal Fund

fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

29     Invesco Short Duration High Yield Municipal Fund

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.4825%
Next $150 million	0.4325%
Next $250 million	0.4075%
Next $4.5 billion	0.3825%
Next $5 billion	0.3725%
Over $10 billion	0.3525%

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $9,848 in front-end sales commissions from the sale of Class A shares and $18,301 and $1,432 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

30     Invesco Short Duration High Yield Municipal Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,227,443,214	$97,739	$1,227,540,953
U.S. Dollar Denominated Bonds & Notes	–	–	4,505,000	4,505,000
Common Stocks & Other Equity Interests	–	–	9,595	9,595
Total Investments in Securities	–	1,227,443,214	4,612,334	1,232,055,548

Other Investments - Assets
Investments Matured	–	3,871,841	–	3,871,841
Total Investments	$–	$1,231,315,055	$4,612,334	$1,235,927,389

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk
Realized Gain (Loss):
Futures contracts	$(1,270,289)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$53,464,063

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 29, 2024, the Fund engaged in securities purchases of $15,772,773 and securities sales of $9,895,632, which resulted in net realized gains (losses) of $(105,068).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,705.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

Effective February 22, 2024, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20,

31     Invesco Short Duration High Yield Municipal Fund

2025. Prior to February 22, 2024, the revolving credit and security agreement permitted borrowings up to $2.5 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended February 29, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $3,470,330 with an average interest rate of 5.62%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2024 were $12,168,571 and 4.22%, respectively.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$67,744,687	$431,397,898	$499,142,585

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $159,245,106 and $235,643,661, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$25,053,533

Aggregate unrealized (depreciation) of investments	(83,772,370)

Net unrealized appreciation (depreciation) of investments	$(58,718,837)

Cost of investments for tax purposes is $1,294,646,226.

NOTE 11–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	13,137,394	$120,124,389	30,597,276	$284,779,360
Class C	484,218	4,418,812	1,583,339	14,730,603
Class Y	24,364,154	221,522,811	28,101,189	261,582,488
Class R6	959,984	8,804,979	3,201,975	29,861,840
Issued as reinvestment of dividends:
Class A	1,043,370	9,568,347	2,150,104	19,975,198
Class C	62,962	576,578	150,504	1,396,812
Class Y	544,514	5,001,557	1,057,979	9,834,306
Class R5	–	–	277	2,588
Class R6	53,580	492,131	107,836	1,003,472
Automatic conversion of Class C shares to Class A shares:
Class A	423,127	3,860,974	780,861	7,266,768
Class C	(423,646)	(3,860,974)	(781,742)	(7,266,768)

32     Invesco Short Duration High Yield Municipal Fund

	Summary of Share Activity
	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(20,970,485)	$ (192,603,116)	(43,626,859)	$ (406,760,513)
Class C	(1,273,345)	(11,648,041)	(2,943,363)	(27,391,786)
Class Y	(24,608,554)	(224,863,627)	(36,016,747)	(335,339,399)
Class R5	–	–	(1,019,575)	(9,613,904)
Class R6	(1,291,997)	(11,811,441)	(2,720,089)	(25,385,531)
Net increase (decrease) in share activity	(7,494,724)	$(70,416,621)	(19,377,035)	$(181,324,466)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33     Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/23)	(02/29/24)[1]	Period[2]	(02/29/24)	Period[2]	Ratio
Class A	$1,000.00	$1,041.30	$4.67	$1,020.29	$4.62	0.92%
Class C	1,000.00	1,037.50	8.46	1,016.56	8.37	1.67
Class Y	1,000.00	1,041.50	3.40	1,021.53	3.37	0.67
Class R5	1,000.00	1,043.70	3.00	1,021.93	2.97	0.59
Class R6	1,000.00	1,020.40	3.01	1,021.88	3.02	0.60

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

34     Invesco Short Duration High Yield Municipal Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

35     Invesco Short Duration High Yield Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco Short Term Municipal Fund

Nasdaq:

A: ORSTX ∎ Y: ORSYX ∎ R6: STMUX

2	Fund Performance

4	Schedule of Investments

22	Financial Statements

25	Financial Highlights

26	Notes to Financial Statements

31	Fund Expenses

32	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.88%
Class Y Shares	2.01
Class R6 Shares	2.04
S&P Municipal Bond Index▼(Broad Market Index)*	4.23
Bloomberg U.S. Aggregate Bond Index▼(Broad Market Index)*	2.35
S&P Municipal Bond Short Index▼(Style-Specific Index)	2.26

Source(s): ▼RIMES Technologies Corp.

*Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The S&P Municipal Bond Short Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT) that have maturities between six months and four years.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Term Municipal Fund

Average Annual Total Returns
As of 2/29/24, including maximum applicable sales charges
Class A Shares
Inception (12/6/10)	1.94%
10 Years	1.71
5 Years	1.54
1 Year	3.02
Class Y Shares
Inception (12/6/10)	2.19%
10 Years	1.93
5 Years	1.80
1 Year	3.28
Class R6 Shares
10 Years	1.89%
5 Years	1.90
1 Year	3.35

Effective May 24, 2019, Class A and Class Y shares of the Oppenheimer Short Term Municipal Fund, (the predecessor fund), were reorganized into Class A and Class Y shares, respectively, of the Invesco Oppenheimer Short Term Municipal Fund. The Fund was subsequently renamed the Invesco Short Term Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A and Class Y shares are those for Class A and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A, Class Y and Class R6 shares do not have a front-end sales charge or a contingent deferred sales charge (CDSC); therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Term Municipal Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.06%
Alabama–2.24%
Auburn University; Series 2015 A, Ref. RB	5.00%	06/01/2029	$ 1,000	$ 1,021,030
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	10	10,007
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,260	12,286,272
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,015,819
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(b)(c)	4.00%	06/01/2024	16,480	16,489,572
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	2,500	2,586,346
				37,409,046

Alaska–0.26%
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2028	1,250	1,282,616
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,002,508
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,955	1,980,696
				4,265,820

Arizona–2.49%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,121
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital);
Series 2014, Ref. RB	5.00%	12/01/2027	100	100,988
Series 2014, Ref. RB	5.00%	12/01/2030	2,710	2,735,830
Arizona (State of) Industrial Development Authority; Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,132,821
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,616,369
Arizona State University;
Series 2015 D, RB	5.00%	07/01/2030	1,450	1,484,516
Series 2016 C, RB	5.00%	07/01/2030	1,060	1,103,563
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(d)	5.00%	09/01/2027	10,000	10,344,899
Glendale Municipal Property Corp.;
Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,249
Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,554,051
Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,642
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	10	10,008
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,578,144
Series 2016, Ref. RB	5.00%	07/01/2029	1,210	1,267,866
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,333,414
Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	745,844
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	80	79,944
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	185	176,587
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,082,789
Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	100,121
Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	155,169
University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB	5.00%	08/01/2034	920	924,139
University of Arizona Board of Regents; Series 2022 B, RB	5.00%	07/01/2038	1,300	1,483,951
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,008
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	670	666,872
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(e)	3.90%	09/01/2024	185	184,102
Yavapai (County of), AZ Industrial Development Authority (The) (Yavapai Regional Medical Center); Series 2013 A, Ref. RB	5.00%	08/01/2028	100	100,035
				41,649,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–4.96%
Aliso Viejo Community Facility District; Series 2014, Ref. RB(b)(c)	5.00%	03/01/2024	$4,285	$ 4,285,000
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS -AGM)(a)	6.00%	09/01/2024	1,265	1,281,184
California (State of);
Series 2012, GO Bonds (INS - AGM)(a)	4.00%	09/01/2037	1,000	1,000,289
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,015
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,006
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	9,200	9,286,924
Series 2017, Ref. GO Bonds	5.00%	11/01/2029	3,695	4,022,974
Series 2019, Ref. GO Bonds	5.00%	04/01/2033	9,000	9,011,164
California (State of) Community Choice Financing Authority; Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,144,324
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,854,142
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,721,715
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,268
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	405,211
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,386,217
Series 2018 A, RB	5.00%	11/15/2032	1,230	1,326,885
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,876	3,802,458
Series 2023-1, RB	4.38%	09/20/2036	2,488	2,463,515
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(b)(d)	4.13%	10/01/2025	5,000	5,003,283
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(e)	2.13%	11/15/2027	1,240	1,235,823
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,149
Glendale (City of), CA;
Series 2013, RB(b)(c)	5.00%	05/28/2024	125	125,512
Series 2013, Ref. RB(b)(c)	5.00%	05/28/2024	175	175,716
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2027	695	608,856
Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,435
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,283
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,011
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,935
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	780,943
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,124
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(d)	5.00%	08/01/2034	2,470	2,476,041
Los Angeles County Development Authority; Series 2021, RB(b)	0.38%	05/01/2024	10,000	9,922,510
Los Angeles Unified School District;
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	1,350	1,357,644
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	2,750	2,763,196
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2029	3,240	3,256,075
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,450	1,493,757
Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	320,365
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,326,742
San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	370,380
San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,324
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,898,229
				82,979,624

Colorado–1.03%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,849,208
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	943,740
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2016, Ref. RB	5.00%	11/15/2028	1,310	1,370,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District; Series 2015, COP	5.00%	06/01/2027	$1,805	$ 1,842,294
Colorado (State of) Regional Transportation District (Fastracks); Series 2016 A, RB	5.00%	11/01/2036	2,715	2,835,424
Denver (City & County of), CO; Series 2016 A, Ref. RB	5.00%	11/15/2032	1,770	1,859,102
Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,131
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,864,180
Regional Transportation District (Fastracks); Series 2017 A, RB	5.00%	11/01/2033	1,000	1,050,872
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGM)(a)	5.00%	12/15/2031	1,500	1,579,346
				17,294,378

Connecticut–3.12%
Connecticut (State of);
Series 2014 E, GO Bonds	5.00%	09/01/2026	13,200	13,309,808
Series 2014 F, GO Bonds	5.00%	11/15/2033	1,940	1,955,728
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,439,622
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	125,618
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,002,739
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,268,546
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	225,255
Series 2014 A, RB	5.00%	07/01/2032	10,650	10,699,616
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2015, Ref. RB(b)	0.38%	07/12/2024	20,000	19,694,714
South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,704
				52,222,350

District of Columbia–0.82%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,358
Series 2012, RB	5.00%	12/01/2026	100	100,119
Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,514,125
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,255,777
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,182,728
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,483,667
Series 2018, RB	5.00%	07/01/2043	3,750	3,899,859
				13,716,633

Florida–7.13%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,039,069
Broward (County of), FL;
Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,851,785
Series 2013 B, RB	5.00%	10/01/2026	260	260,161
Broward (County of), FL School Board;
Series 2015 B, Ref. COP	5.00%	07/01/2031	6,640	6,756,470
Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,280,477
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	330	297,000
Central Florida Expressway Authority;
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,616,587
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,121,680
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(b)(c)	5.00%	12/01/2024	20,320	20,563,639
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,345	4,556,608
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,360,173
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2039	2,375	2,458,803
Hialeah (City of), FL Utility System; Series 2022, Ref. RB	5.00%	10/01/2035	2,170	2,407,006
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,386,144
JEA Electric System; Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,643,176
JEA Water & Sewer System; Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,272,152
Lake (County of), FL School Board; Series 2015 B, Ref. COP (INS - AGM)(a)	5.00%	06/01/2031	2,000	2,027,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	$1,860	$ 1,879,456
Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,434,297
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,053,315
Series 2017, GO Bonds	5.00%	03/15/2032	1,380	1,459,891
Miami-Dade (County of), FL;
Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,286,486
Series 2013, GO Bonds	5.00%	07/01/2030	2,000	2,046,823
Series 2014, RB	5.00%	10/01/2032	1,160	1,168,459
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,112,394
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2024	250	250,737
Series 2012 A, RB	5.00%	04/01/2027	525	525,427
Series 2012 A, RB	5.00%	04/01/2028	1,500	1,501,313
Series 2015 A, Ref. RB	5.00%	04/01/2032	1,000	1,014,078
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	10,000	10,035,714
Miami-Dade (County of), FL Housing Finance Authority; Series 2023, RB(b)	3.55%	01/01/2026	6,750	6,709,972
Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(g)	4.05%	01/15/2028	8,280	8,285,215
Miami-Dade (County of), FL Transit System; Series 2015, Ref. RB	5.00%	07/01/2031	2,210	2,258,558
Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	750,606
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,021,583
Palm Beach County School District;
Series 2015, Ref. COP	5.00%	08/01/2029	1,040	1,062,916
Series 2015, Ref. COP	5.00%	08/01/2032	1,000	1,022,174
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,169
Series 2012, Ref. RB	5.00%	10/01/2025	165	165,984
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,372,903
Series 2021 B-2, RB	1.45%	01/01/2027	2,080	1,911,860
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	125	125,687
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(e)	5.50%	12/01/2026	6,000	5,962,871
Sunrise Lakes Phase 4 Recreation District; Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,013
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2029	1,715	1,728,075
				119,190,804

Georgia–3.73%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	3,000	2,988,704
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 2012, Ref. RB(b)	2.88%	08/19/2025	5,000	4,903,486
Series 2013, Ref. RB(b)	2.93%	03/12/2024	17,920	17,914,438
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	20	20,016
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.); Series 2024, RB	4.00%	06/01/2035	735	739,016
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,612,491
Georgia (State of) Municipal Electric Authority (Project One);
Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,841,395
Series 2015 A, Ref. RB	5.00%	01/01/2032	2,030	2,053,708
Series 2015 A, Ref. RB	5.00%	01/01/2034	1,900	1,920,349
Main Street Natural Gas, Inc.;
Series 2019 B, RB(b)	4.00%	12/02/2024	12,225	12,248,476
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,038,454
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,138,180
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,096,395
Series 2022 C, RB(e)	4.00%	11/01/2024	1,800	1,787,660
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,000	968,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	$20	$ 20,013
				62,291,287
Hawaii–0.32%
Hawaii (State of); Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,893,276
Honolulu (City & County of), HI; Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,192,779
Honolulu (City & County of), HI Board of Water Supply; Series 2014 A, Ref. RB	5.00%	07/01/2025	1,335	1,342,777
				5,428,832
Illinois–5.91%
Chicago (City of), IL; Series 2008 C, Ref. RB	5.00%	01/01/2031	2,500	2,528,875
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2027	1,350	1,368,157
Series 2015 B, Ref. RB	5.00%	01/01/2031	1,510	1,531,327
Series 2015 B, Ref. RB	5.00%	01/01/2033	1,120	1,135,654
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,072,263
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)(c)(d)	5.00%	04/03/2024	2,090	2,092,460
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,320
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,390
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,010
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	3,100	3,241,248
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	2,750	2,880,381
Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(a)	5.00%	12/01/2028	2,385	2,412,362
Cook County High School District No. 202 Evanston Township; Series 2016, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,032,547
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,058,342
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,052,302
Series 2017 D, GO Bonds	5.00%	11/01/2025	3,275	3,360,851
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,086,192
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,064,721
Series 2021 A, GO Bonds	5.00%	03/01/2024	2,250	2,250,000
Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	1,515	1,515,000
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	560	560,569
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,074,036
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2013, RB	5.00%	06/01/2024	1,220	1,220,818
Series 2014, Ref. RB	5.00%	08/01/2025	1,505	1,515,008
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $ 452,889)(h)	5.00%	11/01/2025	440	436,731
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $ 479,672)(h)	5.00%	11/01/2026	460	454,126
Illinois (State of) Finance Authority (The University of Chicago); Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,078
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,500	10,077,495
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	10	10,011
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB(b)	5.00%	02/01/2026	2,400	2,453,386
Illinois (State of) Housing Development Authority (South Shore HHDC); Series 2023, RB(b)	5.00%	02/01/2026	2,170	2,218,270
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)(c)	5.00%	04/02/2024	4,600	4,605,590
Series 2013 A, RB(b)(c)	5.00%	04/02/2024	2,740	2,743,330
Series 2013 A, RB(b)(c)	5.00%	04/02/2024	11,035	11,048,411
Series 2014 B, RB(b)(c)	5.00%	04/02/2024	1,850	1,852,175
Series 2014 B, RB(b)(c)	5.00%	04/02/2024	1,190	1,191,399
Series 2014 B, RB(b)(c)	5.00%	04/02/2024	15,000	15,017,634
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,045,875
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,345,659
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	$1,020	$ 1,021,757
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,014
				98,745,897

Indiana–0.39%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(b)(c)(d)	5.50%	04/27/2024	195	195,552
Indiana (State of) Finance Authority; Series 2014 A, RB	5.00%	10/01/2026	1,750	1,767,932
Indiana (State of) Municipal Power Agency; Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,028,782
Indianapolis Local Public Improvement Bond Bank; Series 2015, Ref. RB(d)	5.00%	01/01/2030	3,250	3,281,640
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	300	291,666
				6,565,572

Iowa–1.38%
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	814,352
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,423,294
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,697,793
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	3,295	3,327,938
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	13,500	13,788,585
				23,051,962

Kansas–0.71%
University of Kansas Hospital Authority;
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,976,424
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,823,316
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,037,697
Valley Center (City of), KS; Series 2023-1, GO Bonds	4.38%	12/01/2025	5,000	5,008,384
				11,845,821

Kentucky–2.00%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,031
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund); Series 2014, Ref. RN	5.00%	09/01/2026	1,515	1,525,287
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(i)	4.70%	02/01/2025	2,310	2,311,251
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,650,873
Series 2015 A, RB	5.00%	07/01/2028	1,000	1,012,214
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2024	1,000	1,000,211
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,037,620
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(b)(c)	4.00%	03/15/2024	2,780	2,782,285
Series 2019 A-1, RB(b)	4.00%	06/01/2025	5,000	5,007,644
Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(i)	4.77%	06/01/2025	10,000	9,998,806
Series 2024 A, RB(b)	5.00%	07/01/2030	3,120	3,276,387
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,756,093
				33,383,702

Louisiana–0.36%
Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(i)	4.22%	05/01/2026	3,150	3,091,743
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2036	1,250	1,343,723
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2037	1,440	1,541,416
				5,976,882

Maine–0.16%
Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,677,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–(continued)
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	$1,000	$ 1,025,090
				2,702,940

Maryland–1.35%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,128,760
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,466
Series 2017 A, RB	5.00%	05/15/2042	1,875	1,916,798
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	9,030	9,091,788
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD GO Bonds(j)	2.90%	06/01/2024	8,200	8,200,000
				22,537,812

Massachusetts–0.86%
Massachusetts (Commonwealth of);
Series 2016 A, GO Bonds(b)(c)	5.00%	04/19/2024	1,780	1,783,489
Series 2018 C, GO Bonds(b)(c)	5.00%	04/19/2024	1,245	1,246,966
Series 2018 C, GO Bonds(b)(c)	5.00%	04/19/2024	150	150,237
Series 2018 C, GO Bonds(b)(c)	5.00%	04/19/2024	930	931,468
Series 2018 C, GO Bonds(b)(c)	5.00%	04/19/2024	100	100,158
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	680,853
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(i)	4.20%	11/15/2032	2,405	2,328,531
Rib Floater Trust; Series 2022-021, VRD RB(e)(j)	2.96%	06/01/2058	7,100	7,100,000
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,018
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,014
Worcester (City of), MA; Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,008
				14,371,742

Michigan–2.43%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	130	128,779
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%) (INS - AGM)(a)(i)	4.35%	07/01/2032	7,825	7,503,539
Farmington Public School District; Series 2015, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/01/2030	1,385	1,408,321
Michigan (State of) Building Authority; Series 2016 I, Ref. RB	5.00%	10/15/2032	1,250	1,313,067
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(a)	5.00%	07/01/2030	1,500	1,509,252
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,400	1,406,718
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	2,000	2,008,425
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	3,890	3,906,134
Series 2014, RB (INS - AGM)(a)	5.00%	07/01/2029	1,500	1,509,155
Series 2014, Ref. RB	5.00%	07/01/2032	2,550	2,560,576
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(b)(c)	5.00%	05/15/2025	1,620	1,653,974
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,302,838
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group);
Series 1999 B-4, RB	5.00%	11/15/2031	2,325	2,367,477
Series 1999, RB	5.00%	11/15/2027	1,105	1,125,397
Michigan (State of) Housing Development Authority;
Series 2021 A, RB	0.55%	04/01/2025	1,790	1,714,841
Series 2024 A, RB	6.00%	06/01/2054	4,000	4,362,705
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	184,987
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2026	175	177,143
Series 2015 A, Ref. RB	5.00%	11/15/2030	125	126,039
Series 2018 A, RB	5.00%	11/15/2038	2,220	2,266,678
Western Michigan University; Series 2015 A, Ref. RB	5.00%	11/15/2029	1,000	1,018,423
				40,554,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.86%
Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(g)(j)	3.49%	10/01/2033	$4,490	$ 4,490,000
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,002
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,495,322
Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	1,000,368
Mounds View (City of), MN (Sherman Forbes); Series 2023 A, RB(b)	4.05%	11/01/2024	1,000	999,097
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,006
Northern Municipal Power Agency;
Series 2013 A, RB	5.00%	01/01/2030	340	340,362
Series 2013 A, RB	5.00%	01/01/2031	460	460,490
St. Paul (City of), MN;
Series 2014 G, RB	5.00%	11/01/2031	2,400	2,421,818
Series 2014 G, RB	5.00%	11/01/2032	1,000	1,007,529
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group); Series 2015 A, Ref. RB	5.00%	07/01/2032	1,895	1,925,500
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(b)(c)	4.50%	07/01/2026	280	284,366
				14,449,860

Mississippi–0.00%
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,000

Missouri–1.69%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,368,425
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,899,475
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,123,918
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	100	98,161
Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,576,035
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,000	970,474
Missouri (State of) Health & Educational Facilities Authority; Series 2014, RB	5.00%	01/01/2030	1,000	1,001,759
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,601,003
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,262,403
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,635	2,802,226
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2014 A, Ref. RB	5.00%	01/01/2028	2,250	2,271,186
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,646,003
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,541
Poplar Bluff R-I School District; Series 2014, COP(b)(c)	5.00%	03/01/2024	1,200	1,200,000
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(f)	0.00%	06/01/2025	120	112,922
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	2,255	2,316,205
				28,299,736

Montana–0.97%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(e)(g)(j)	3.67%	01/01/2034	16,170	16,170,000

Nebraska–0.72%
Central Plains Energy Project;
Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,000,893
Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,390,531
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,032,807
Public Power Generation Agency; Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,088,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2030	$1,380	$ 1,396,025
Series 2015, Ref. RB	5.00%	01/01/2031	2,115	2,139,388
				12,048,312

Nevada–1.37%
Clark (County of), NV; Series 2016 B, Ref. GO Bonds	5.00%	11/01/2029	2,150	2,268,583
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2029	1,200	1,204,706
Series 2014 A-2, Ref. RB	5.00%	07/01/2030	6,050	6,073,996
Clark County School District; Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,809,126
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,913,016
Truckee Meadows Water Authority; Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,083,140
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,517,908
Series 2016, Ref. RB(b)(d)	4.13%	10/01/2029	5,000	5,036,347
				22,906,822

New Hampshire–0.55%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,328	5,093,946
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,154,431
				9,248,377

New Jersey–4.80%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,110,442
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine);
Series 2013 A, Ref. RB(b)(c)	5.00%	05/28/2024	1,610	1,616,021
Series 2013, Ref. RB(b)(c)	5.00%	05/28/2024	2,235	2,243,359
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2024, RN	4.00%	02/27/2025	2,500	2,512,555
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(c)	5.25%	07/01/2025	820	842,552
Series 2005 N-1, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	7,190	7,263,431
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,151
New Jersey (State of) Educational Facilities Authority (Montclair University);
Series 2014, RB	5.00%	06/15/2026	1,000	1,004,829
Series 2016 B, Ref. RB	5.00%	07/01/2027	1,000	1,042,443
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	869,306
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,285,308
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2013, RB	5.25%	07/01/2035	1,000	1,004,560
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,270,370
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,905	3,006,079
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,190,775
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,215,868
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,690,338
Series 2014 A, RB	5.00%	01/01/2033	15,350	15,414,811
Series 2015 E, RB	5.00%	01/01/2032	2,060	2,091,548
Series 2015 E, RB	5.00%	01/01/2034	7,360	7,466,049
				80,270,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–1.03%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	$2,575	$ 2,699,340
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,309,765
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,779,260
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,047,749
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	3,700	3,718,257
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2028	450	461,156
Series 2023 A-2, RB	5.00%	06/01/2033	800	818,755
New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(b)	5.00%	09/01/2025	3,000	3,040,762
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	105,423
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	162,048
				17,142,515

New York–11.09%
Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	116,417
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	540,845
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	147,319
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,543,175
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	637,387
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	177,156
Monroe County Industrial Development Corp. (Andrews Terrace Community);
Series 2023, RB(b)	5.00%	07/01/2027	4,300	4,482,718
Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,164,940
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	125,160
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,505,183
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,479	2,471,894
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Four Series 2014, RB	5.00%	09/01/2027	2,700	2,718,991
One Hundred Ninety Three Series 2015, Ref. RB(d)	5.00%	10/15/2032	2,380	2,409,933
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,705
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,444
Series 2014, Ref. RB(d)	5.00%	10/15/2032	2,465	2,478,160
New York (City of), NY; Subseries 2017 B, VRD GO Bonds(j)	2.85%	10/01/2046	5,100	5,100,000
New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(g)(j)	3.65%	10/01/2042	7,980	7,980,000
New York (City of), NY Municipal Water Finance Authority; Series 2022 DD, Ref. VRD RB(j)	3.25%	06/15/2033	15,000	15,000,000
New York (City of), NY Transitional Finance Authority;
Series 2014, RB(b)(c)	5.00%	04/02/2024	5,000	5,005,719
Series 2014, RB(b)(c)	5.00%	04/02/2024	4,900	4,905,605
Subseries 2010 A-4, VRD RB(j)	2.85%	08/01/2039	5,000	5,000,000
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	1,860	1,892,256
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,542,846
Series 2015 B, RB	5.00%	03/15/2032	4,140	4,244,248
Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,160,075
Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,496,830
New York (State of) Housing Finance Agency;
Series 2023 E-2, RB(b)	3.80%	05/01/2027	4,000	4,012,288
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,396,975
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB(b)(c)	5.00%	03/14/2024	2,615	2,616,137
Series 2013 TE, RB(b)(c)	5.00%	03/14/2024	13,595	13,600,911
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(b)	0.70%	05/01/2025	5,000	4,780,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	$980	$ 930,490
Series 2022 2B, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,845	12,713,682
New York State Urban Development Corp.;
Series 2014 A, Ref. RB(b)(c)	5.00%	03/15/2024	315	315,151
Series 2014 A, Ref. RB(b)(c)	5.00%	03/15/2024	160	160,077
Series 2014, Ref. RB(b)(c)	5.00%	03/15/2024	2,555	2,556,222
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	9,075	9,573,541
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	8,830	8,832,252
Series 2016, Ref. RB(d)	5.00%	08/01/2031	20,070	20,070,961
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	694,587
Rib Floater Trust; Series 2022-003, VRD RB(e)(j)	3.65%	11/01/2041	10,000	10,000,000
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,280	2,306,795
Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,180	3,146,329
				185,504,749

North Carolina–0.52%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(b)	0.80%	10/31/2025	5,000	4,777,194
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,060
North Carolina (State of) Municipal Power Agency No. 1; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,661,327
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,050,993
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,009
				8,729,583

North Dakota–0.49%
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	8,320	8,222,946

Ohio–2.12%
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,099,151
Columbus (City of), OH; Series 2018 A, GO Bonds	5.00%	04/01/2030	5,335	5,900,467
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,530,059
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	565	565,821
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(d)	5.00%	12/01/2026	1,335	1,335,369
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,459,809
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,282
Series 2014, RB	5.00%	02/01/2028	465	465,314
Series 2014, RB	5.00%	02/01/2029	425	425,304
Martins Ferry (City of), OH; Series 2023, GO Notes	5.00%	12/18/2024	1,750	1,764,179
Ohio (State of);
Series 2015 A, RB	5.00%	04/01/2028	1,375	1,401,419
Series 2017 A, GO Bonds(b)(c)	5.00%	03/01/2024	3,335	3,335,000
Series 2017 A, GO Bonds(b)(c)	5.00%	03/15/2024	1,155	1,155,549
Series 2017 A, GO Bonds	5.00%	05/01/2028	2,330	2,385,083
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,142,366
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	490	490,057
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	5	5,004
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,563,507
				35,488,740

Oklahoma–0.83%
Grand River Dam Authority; Series 2023, RB	5.00%	06/01/2037	1,800	2,075,327
Oklahoma (State of) Capitol Improvement Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2028	1,000	1,003,108
Series 2014 A, Ref. RB	5.00%	07/01/2029	4,180	4,192,718
Series 2014 A, Ref. RB	5.00%	07/01/2030	1,500	1,504,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	$2,320	$ 2,450,532
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	815	811,439
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,001,031
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,253
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,144
				13,789,116

Oregon–0.49%
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	1,011,451
Series 2021 B2, Ref. RB	0.95%	06/01/2027	745	673,585
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(j)	2.75%	06/01/2039	600	600,000
Oregon (State of) (Article XI-Q State); Series 2016, Ref. GO Bonds	5.00%	05/01/2032	2,885	3,003,596
Oregon (State of) Lottery; Series 2015 D, Ref. RB	5.00%	04/01/2028	1,525	1,554,006
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,428,551
				8,271,189

Pennsylvania–5.06%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	325	325,238
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	4,020,766
Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(a)	5.00%	12/01/2028	145	145,137
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,139,618
Coatesville Area School District Building Authority; Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	425,465
Dallastown Area School District; Series 2017, Ref. GO Bonds	5.00%	04/15/2026	1,000	1,017,553
Downingtown Area School District; Series 2018 C, GO Bonds	5.00%	08/01/2031	1,475	1,540,770
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(b)(i)	4.71%	06/01/2024	13,600	13,606,659
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,161,159
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(b)	4.10%	04/03/2028	3,000	3,078,164
Pennsylvania (Commonwealth of);
First series 2013, GO Bonds(b)(c)	4.00%	03/19/2024	2,150	2,150,514
First Series 2020, GO Bonds	5.00%	05/01/2024	5,000	5,013,103
Second series 2013, GO Bonds(b)(c)	5.00%	03/19/2024	1,000	1,000,606
Second series 2013, GO Bonds(b)(c)	5.00%	03/19/2024	2,000	2,001,212
Second Series 2013, GO Bonds(b)(c)	5.00%	03/19/2024	100	100,061
Second Series 2013, GO Bonds(b)(c)	5.00%	03/19/2024	11,450	11,456,940
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(j)	4.05%	09/01/2045	15,095	15,095,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.00%	12/01/2031	1,000	1,013,654
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,517,672
Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	800	835,720
Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,403,716
Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,455,843
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	2,000	2,013,379
Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	4.53%	12/01/2024	15	15,001
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,028,739
				84,561,689

Puerto Rico–0.40%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	121	122,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	$100	$ 99,994
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,886,346
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,497,404
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	500,048
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	500,044
				6,606,566

Rhode Island–0.52%
Rhode Island Health and Educational Building Corp.; Series 2017 G, RB (INS - AGM)(a)	5.00%	05/15/2039	2,520	2,631,499
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	5,980	5,990,367
				8,621,866

South Carolina–1.44%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,891
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,160,421
Richland County School District No. 1; Series 2014 C, Ref. GO Bonds	5.00%	03/01/2025	1,000	1,008,650
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2030	1,190	1,212,388
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(j)	3.98%	05/01/2048	10,000	10,000,000
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,950,060
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2032	5,000	5,187,149
				24,139,559

South Dakota–0.34%
South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(j)	3.55%	11/01/2048	5,710	5,710,000

Tennessee–1.80%
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(d)	5.00%	07/01/2033	1,550	1,573,563
Nashville (City of) & Davidson (County of), TN Metropolitan Government;
Series 2013 A, Ref. RB(b)(c)	5.00%	05/15/2024	130	130,410
Series 2013 A, Ref. RB(b)(c)	5.00%	05/15/2024	780	782,459
Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,089
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	1,835	1,861,547
Series 2018, RB(b)	4.00%	11/01/2025	14,060	14,104,497
Tennessee Energy Acquisition Corp. (GAS); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,671,553
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,730	3,910,723
				30,154,841

Texas–10.27%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	590,340
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(b)(e)	4.50%	06/15/2026	1,100	1,099,855
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,570	2,617,809
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	4,000	3,747,076
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,116,745
Dallas (City of) TX; Series 2017, RB	5.00%	10/01/2031	1,745	1,876,650
Dallas (City of), TX;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/15/2029	1,065	1,066,028
Series 2015, GO Bonds	5.00%	02/15/2030	1,055	1,071,375
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,022,809
Dallas (County of), TX; Series 2016, Ctfs. of Obligation	5.00%	08/15/2029	4,605	4,810,985
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,026,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	$1,320	$ 1,383,682
Series 2017, RB	5.00%	12/01/2035	3,240	3,364,015
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,049,767
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	675,572
Fort Bend Independent School District (2023 Remarketing); Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.65%	08/01/2024	5,000	4,998,459
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,113,759
Godley Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,090	1,105,773
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,194,452
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,233
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,859,879
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	620,425
Harris (County of), TX;
Series 2014 A, Ref. GO Bonds	5.00%	10/01/2031	2,035	2,051,557
Series 2016 A, Ref. RB	5.00%	08/15/2032	1,430	1,492,430
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,655,418
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	2,775	2,815,398
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,037,835
Leander (City of), TX; Series 2015, Ctfs. of Obigations	5.00%	08/15/2030	1,020	1,027,953
Leander Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,032,641
Lewisville Independent School District; Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	1,000	1,023,035
McKinney Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	3,475	3,529,514
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,000	998,385
Montgomery Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	2,140	2,175,176
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,029
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(c)	5.00%	04/01/2024	405	405,428
North East Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	2,355	2,416,988
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,220
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2032	8,000	8,103,534
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,310	1,311,624
Series 2017 A, RB	5.00%	01/01/2025	55	55,066
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,018
Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,225
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,380,108
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,922,777
Permanent University Fund - University of Texas System; Series 2015 B, RB	5.00%	07/01/2028	4,765	4,886,984
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,900,032
Port Arthur (Port of), TX Navigation District;
Subseries 2010 D, VRD RB(j)	3.55%	11/01/2040	10,000	10,000,000
Subseries 2010, VRD RB(j)	3.52%	11/01/2040	8,175	8,175,000
Rankin Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	2,125	2,127,148
Rib Floater Trust; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(e)(g)(j)	3.60%	11/15/2046	10,000	10,000,000
Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(a)(f)	0.00%	03/01/2024	490	490,000
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	30	29,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2015, RB(d)	5.00%	07/01/2030	$1,235	$ 1,254,195
Series 2015, RB(d)	5.00%	07/01/2031	1,300	1,320,074
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,244,179
Series 2019 C, RB(b)	1.75%	12/01/2024	10,000	9,821,789
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,690,740
Texas (State of); Series 2014 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,011,070
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2031	3,000	3,016,880
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	10,155	10,546,000
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	3.85%	09/15/2027	10,920	10,683,471
Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	500,620
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	48,289
Wink-Loving Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	2,000	2,002,328
				171,721,159

Utah–0.12%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2038	2,040	2,084,422

Virginia–0.71%
Virginia (Commonwealth of) Housing Development Authority; Series 2023 E-2, RB(b)	3.90%	07/01/2025	10,000	10,007,654
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,910,195
				11,917,849

Washington–4.16%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,230	1,244,584
Chelan County School District No. 246 Wenatchee; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,480	1,485,776
Energy Northwest; Series 2014, Ref. RB	5.00%	07/01/2030	1,000	1,004,180
Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,008,295
Energy Northwest (No. 1); Series 2014 C, Ref. RB	5.00%	07/01/2027	3,000	3,013,223
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,000
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,016,851
Seattle (City of), WA; Series 2023 B, Ref. VRD RB (LOC - Td Bank N.A.)(g)(j)	3.09%	11/01/2046	6,300	6,300,000
Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,859,715
Series 2015 B, Ref. RB	5.00%	03/01/2029	1,115	1,121,758
Series 2015 B, Ref. RB	5.00%	03/01/2030	2,000	2,011,928
Series 2017 C, RB(d)	5.00%	05/01/2025	275	279,296
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,505,629
Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB(b)(c)	5.00%	05/13/2024	250	250,766
Washington (State of);
Series 2014 B, Ref. GO Bonds	5.00%	07/01/2026	11,980	12,045,296
Series 2015 A-1, GO Bonds	5.00%	08/01/2029	10,000	10,275,772
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,262,162
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,140	1,181,048
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	5.00%	06/01/2032	2,920	2,943,445
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,058
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,548,490
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,423,072
Series 2012 A, RB	5.00%	10/01/2028	165	165,399
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,693,789
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,752,732
				69,528,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.96%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2017, RB	5.00%	06/01/2035	$1,100	$ 1,157,060
Series 2018 E, Ref. VRD RB(j)	3.91%	06/01/2033	13,180	13,180,000
West Virginia (State of) Water Development Authority; Series 2016, Ref. RB	5.00%	10/01/2031	1,635	1,711,330
				16,048,390

Wisconsin–3.10%
Central Brown County Water Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2026	1,000	1,007,529
Series 2014 A, Ref. RB	5.00%	11/01/2028	2,985	3,009,998
Series 2014 A, Ref. RB	5.00%	11/01/2029	2,160	2,176,123
Series 2014 A, Ref. RB	5.00%	11/01/2030	2,500	2,520,448
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(b)	5.00%	01/29/2025	10,000	10,119,889
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,382,872
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,214
Series 2013, RB	5.00%	08/15/2027	800	801,704
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	5,000	5,123,562
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,816,009
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,227,633
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	170,869
Series 2015, Ref. RB	5.00%	08/15/2031	1,815	1,824,135
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	126,542
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	986,511
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,484,043
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	4,400	4,404,979
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,449,219
Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,735,849
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	860	875,554
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,339,248
WPPI Energy;
Series 2014 A, Ref. RB	5.00%	07/01/2030	1,000	1,003,627
Series 2014 A, Ref. RB	5.00%	07/01/2032	100	100,327
				51,786,884
Total Municipal Obligations (Cost $1,633,111,033)				1,639,633,843

			Shares

MuniFund Preferred Shares–1.71%
Nuveen AMT-Free Municipal Credit Income Fund; Series B(e)(j)			5,750,000	5,750,000
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D(e)			22,870,000	22,870,000
Total MuniFund Preferred Shares (Cost $28,620,000)				28,620,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.03%
California–0.03%
CalPlant I LLC;
Exit Facility(e)(k)	15.00%	07/01/2025	$75	$ 75,000
Series 21A(e)(k)(l)	9.50%	12/31/2049	25	25,000
Series 21B(e)(k)(l)	9.50%	12/31/2049	90	90,000
Series 22A(e)(k)(l)	9.50%	12/31/2049	50	50,000
Series 22B(e)(k)(l)	9.50%	12/31/2049	5	5,000
Series 22C(e)(k)(l)	9.50%	12/31/2049	35	35,000
Series 22X(e)(k)(l)	9.50%	03/31/2024	50	50,000
Series 23A(e)(k)(l)	9.50%	03/31/2024	20	20,000
Series 23B(e)(k)(l)	9.50%	03/31/2024	15	15,000
Series 23C(e)(k)(l)	9.50%	03/31/2024	25	25,000
Series 23D (Acquired 05/04/2023; Cost $20,000)(e)(h)(k)(l)	9.50%	03/31/2024	20	20,000
Series 23E(e)(k)(l)	9.50%	03/31/2024	25	25,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $435,000)				435,000
TOTAL INVESTMENTS IN SECURITIES(m)-99.80% (Cost $1,662,166,033)				1,668,688,843
OTHER ASSETS LESS LIABILITIES-0.20%				3,358,272
NET ASSETS-100.00%				$1,672,047,115

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
MFP	- MuniFund Preferred Shares
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Term Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $96,757,274, which represented 5.79% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Restricted security. The aggregate value of these securities at February 29, 2024 was $910,857, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $360,000, which represented less than 1% of the Fund’s Net Assets.

(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2024

Revenue Bonds	65.84%
General Obligation Bonds	15.52
Other	9.82
Pre-Refunded Bonds	8.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Term Municipal Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,662,166,033)	$1,668,688,843

Cash	1,699,985

Receivable for:
Investments sold	8,308,621

Fund shares sold	1,971,547

Interest	16,923,300

Investments matured, at value (Cost $566,990)	7,695

Investment for trustee deferred compensation and retirement plans	49,060

Other assets	69,167

Total assets	1,697,718,218

Liabilities:
Payable for:
Investments purchased	16,938,688

Dividends	199,768

Fund shares reacquired	8,010,687

Accrued fees to affiliates	380,327

Accrued trustees’ and officers’ fees and benefits	1,692

Accrued other operating expenses	90,881

Trustee deferred compensation and retirement plans	49,060

Total liabilities	25,671,103

Net assets applicable to shares outstanding	$1,672,047,115

Net assets consist of:

Shares of beneficial interest	$1,702,121,531

Distributable earnings (loss)	(30,074,416)

$1,672,047,115

Net Assets:

Class A	$529,925,335

Class Y	$1,079,244,815

Class R6	$62,876,965

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	142,105,573

Class Y	289,370,389

Class R6	16,802,572

Class A:
Net asset value and offering price per share	$3.73

Class Y:
Net asset value and offering price per share	$3.73

Class R6:
Net asset value and offering price per share	$3.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Term Municipal Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:

Interest	$32,689,346

Expenses:

Advisory fees	3,336,196

Administrative services fees	125,380

Custodian fees	4,120

Distribution fees:
Class A	711,530

Transfer agent fees – A and Y	727,324

Transfer agent fees – R6	4,541

Trustees’ and officers’ fees and benefits	19,242

Registration and filing fees	58,069

Reports to shareholders	108,682

Professional services fees	64,548

Other	15,623

Total expenses	5,175,255

Less: Expense offset arrangement(s)	(1,571)

Net expenses	5,173,684

Net investment income	27,515,662

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,049,173))	(7,307,048)

Change in net unrealized appreciation of unaffiliated investment securities	12,912,970

Net realized and unrealized gain	5,605,922

Net increase in net assets resulting from operations	$33,121,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Term Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	February 29, 2024	August 31, 2023

Operations:

Net investment income	$27,515,662	$57,693,882

Net realized gain (loss)	(7,307,048)	(13,744,260)

Change in net unrealized appreciation	12,912,970	490,608

Net increase in net assets resulting from operations	33,121,584	44,440,230

Distributions to shareholders from distributable earnings:

Class A	(9,112,237)	(16,930,046)

Class Y	(18,990,498)	(33,316,311)

Class R6	(1,073,526)	(1,584,619)

Total distributions from distributable earnings	(29,176,261)	(51,830,976)

Share transactions–net:

Class A	(83,289,286)	(386,987,386)

Class Y	(67,369,255)	(389,898,862)

Class R6	(86,873)	17,329,638

Net increase (decrease) in net assets resulting from share transactions	(150,745,414)	(759,556,610)

Net increase (decrease) in net assets	(146,800,091)	(766,947,356)

Net assets:

Beginning of period	1,818,847,206	2,585,794,562

End of period	$1,672,047,115	$1,818,847,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Term Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/29/24	$3.72	$0.06	$ 0.01	$ 0.07	$(0.06)	$3.73	1.88%	$ 529,925	0.77	%(d)	0.77	%(d)	0.77	%(d)	3.02	%(d)	57%
Year ended 08/31/23	3.73	0.09	(0.01)	0.08	(0.09)	3.72	2.05	612,000	0.74		0.74		0.74		2.51		92
Year ended 08/31/22	3.79	0.02	(0.06)	(0.04)	(0.02)	3.73	(1.08)	1,001,761	0.75		0.75		0.74		0.57		114
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78		0.78		0.75		0.59		24
Year ended 08/31/20	3.77	0.06	0.02	0.08	(0.06)	3.79	2.14	896,488	0.82		0.82		0.76		1.56		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.03	405,334	0.82	(d)	0.82	(d)	0.76	(d)	1.72	(d)	13
Year ended 05/31/19	3.72	0.07	0.03	0.10	(0.07)	3.75	2.74	402,504	0.85		0.85		0.77		1.85		69
Class Y
Six months ended 02/29/24	3.72	0.06	0.01	0.07	(0.06)	3.73	2.01	1,079,245	0.52	(d)	0.52	(d)	0.52	(d)	3.27	(d)	57
Year ended 08/31/23	3.73	0.10	(0.01)	0.09	(0.10)	3.72	2.30	1,144,013	0.49		0.49		0.49		2.76		92
Year ended 08/31/22	3.80	0.03	(0.07)	(0.04)	(0.03)	3.73	(1.08)	1,538,307	0.50		0.50		0.49		0.82		114
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53		0.53		0.50		0.84		24
Year ended 08/31/20	3.77	0.07	0.02	0.09	(0.07)	3.79	2.39	1,230,817	0.57		0.57		0.51		1.81		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.09	797,580	0.57	(d)	0.57	(d)	0.51	(d)	1.97	(d)	13
Year ended 05/31/19	3.72	0.08	0.03	0.11	(0.08)	3.75	3.00	786,224	0.60		0.60		0.52		2.09		69
Class R6
Six months ended 02/29/24	3.73	0.06	0.02	0.08	(0.07)	3.74	2.04	62,877	0.44	(d)	0.44	(d)	0.44	(d)	3.35	(d)	57
Year ended 08/31/23	3.75	0.11	(0.03)	0.08	(0.10)	3.73	2.10	62,833	0.42		0.42		0.42		2.83		92
Year ended 08/31/22	3.81	0.03	(0.06)	(0.03)	(0.03)	3.75	(0.75)	45,727	0.44		0.44		0.43		0.88		114
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44		0.44		0.41		0.93		24
Year ended 08/31/20	3.77	0.07	0.03	0.10	(0.07)	3.80	2.72	2,903	0.50		0.51		0.44		1.88		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.10	10	0.50	(d)	0.50	(d)	0.44	(d)	2.05	(d)	13
Period ended 05/31/19(e)	3.75	0.00	0.00	0.00	(0.00)	3.75	2.73	10	0.50	(d)	0.50	(d)	0.42	(d)	2.20	(d)	69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Term Municipal Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of three different classes of shares: Class A, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

26	Invesco Short Term Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 100 million	0.500%

Next $150 million	0.450%

Next $250 million	0.425%

Next $500 million	0.400%

Next $4 billion	0.370%

Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2024, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Class R6 shares to 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including

27	Invesco Short Term Municipal Fund

litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2024 , expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2024, IDI advised the Fund that IDI retained $2,725 in front-end sales commissions from the sale of Class A shares and $1,903 from Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,639,633,843	$–	$1,639,633,843
MuniFund Preferred Shares	–	28,620,000	–	28,620,000
U.S. Dollar Denominated Bonds & Notes	–	–	435,000	435,000
Total Investments in Securities	–	1,668,253,843	435,000	1,668,688,843

Other Investments - Assets
Investments Matured	–	7,695	–	7,695
Total Investments	$–	$1,668,261,538	$435,000	$1,668,696,538

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 29, 2024, the Fund engaged in securities purchases of $59,226,931 and securities sales of $121,310,698, which resulted in net realized gains (losses) of $(1,049,173).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,571.

28	Invesco Short Term Municipal Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,547,729	$17,405,944	$35,953,673

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2024 was $960,460,337 and $1,080,212,125, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,679,329

Aggregate unrealized (depreciation) of investments	(3,626,044)

Net unrealized appreciation of investments	$5,053,285

Cost of investments for tax purposes is $1,663,643,253.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	12,757,569	$47,454,712	30,017,027	$111,940,119

Class Y	79,848,599	296,710,674	209,042,727	780,035,504

Class R6	3,502,628	13,073,682	12,463,193	46,661,401

Issued as reinvestment of dividends:
Class A	1,907,287	7,085,928	3,383,777	12,623,660

Class Y	3,455,958	12,842,974	5,636,206	21,027,036

Class R6	70,428	262,714	68,355	255,758

29	Invesco Short Term Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2024(a)		August 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(37,083,998)	$(137,829,926)	(137,130,281)	$(511,551,165)

Class Y	(101,428,446)	(376,922,903)	(319,106,517)	(1,190,961,402)

Class R6	(3,603,437)	(13,423,269)	(7,903,669)	(29,587,521)

Net increase (decrease) in share activity	(40,573,412)	$(150,745,414)	(203,529,182)	$(759,556,610)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30	Invesco Short Term Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,018.80	$3.86	$1,021.03	$3.87	0.77%
Class Y	1,000.00	1,020.10	2.61	1,022.28	2.61	0.52
Class R6	1,000.00	1,020.40	2.21	1,022.68	2.21	0.44

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

31	Invesco Short Term Municipal Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)  Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

32	Invesco Short Term Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-STM-SAR-1

Semiannual Report to Shareholders	February 29, 2024

Invesco SMA Municipal Bond Fund

Nasdaq:

SMBMX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Fund Expenses
16	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/23 to 2/29/24, at net asset value (NAV).
Invesco SMA Municipal Bond Fund Shares	3.57%
S&P Municipal Bond Index▼ (Broad Market Index)*	4.23
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)*	2.35
S&P Municipal Bond High Yield Index▼ (Style-Specific Index)	6.11
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	4.57

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

 The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index. The S&P Municipal Bond High Yield Index is considered representative of municipal bonds that are not rated or are rated below investment grade. The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.

 Shares of the Fund may be purchased or held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs). Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of such accounts.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco SMA Municipal Bond Fund

Average Annual Total Returns
As of 2/29/24

Invesco SMA Municipal Bond Fund Shares
Inception (2/21/23)	5.52%

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your SMA program sponsor or financial adviser for the most recent month-end SMA performance. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Shares of the Fund may be purchased and held by or on behalf of SMAs for which Invesco Advisers, Inc. (Invesco or the Advisers) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account. Performance figures do not reflect the fees and expenses paid by participants at the wrap fee, separately managed or other discretionary account level. You should evaluate the performance of the Fund in the context of your SMA program.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. All operating expenses of the Fund (excluding certain items discussed herein) were reimbursed by the Adviser. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco SMA Municipal Bond Fund

Schedule of Investments

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.53%

Alabama–4.70%
Black Belt Energy Gas District (The); Series 2022 F, RB	5.25%	12/01/2027	$460	$ 479,682

Arizona–3.74%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	250,910
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(a)	5.75%	07/01/2024	130	130,527
				381,437

California–9.90%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	233	233,484
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2029	275	278,350
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(a)	6.13%	11/01/2033	250	250,435
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	250	246,876
				1,009,145

Florida–4.84%
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	243,832
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	250,012
				493,844

Georgia–10.10%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	280	278,946
Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(b)	3.88%	03/06/2026	250	250,652
Main Street Natural Gas, Inc.; Series 2023 A, RB(b)	5.00%	06/01/2030	475	500,172
				1,029,770

Illinois–2.44%
Chicago (City of), IL Board of Education; Series 2015 C, GO Bonds	5.25%	12/01/2039	250	248,840

Indiana–2.50%
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	254,511

Iowa–3.11%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	300	317,164

Louisiana–2.43%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	4.05%	07/01/2026	250	248,128

Massachusetts–4.91%
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	250	250,953
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	250	250,088
				501,041

Minnesota–1.64%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	170	167,487

Missouri–3.04%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(a)	5.00%	12/01/2037	300	310,148

New York–7.54%
Metropolitan Transportation Authority; Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(d)(e)	2.85%	11/15/2050	60	60,000
New York (City of), NY Transitional Finance Authority; Series 2016 E4, VRD RB(d)	3.10%	02/01/2045	200	200,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(c)	5.00%	08/01/2031	250	250,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco SMA Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB(c)	5.00%	12/01/2026	$250	$ 258,496
				768,508

Ohio–3.71%
Hamilton (County of), OH (Trihealth, Inc. Obligated); Series 2021, VRD Ref. RB(d)	3.00%	08/15/2051	125	125,000
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	5.00%	07/01/2041	250	253,543
				378,543

Oregon–3.30%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	300	336,305

Pennsylvania–10.08%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	250	258,480
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	258,205
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(c)	5.00%	12/31/2034	250	255,116
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(c)	5.00%	12/31/2029	250	255,680
				1,027,481

Texas–12.74%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	429,806
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	4.75%	07/01/2024	115	115,235
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(c)	5.00%	07/15/2028	250	254,988
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	500	499,532
				1,299,561

Virginia–2.45%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	250	250,087

Wisconsin–5.36%
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2029	335	337,484
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	205	208,707
				546,191
TOTAL INVESTMENTS IN SECURITIES–98.53% (Cost $9,925,421)				10,047,873
OTHER ASSETS LESS LIABILITIES–1.47%				149,813
NET ASSETS–100.00%				$10,197,686

Investment Abbreviations:
GO	- General Obligation
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $1,816,334, which represented 17.81% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco SMA Municipal Bond Fund

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2024

Revenue Bonds	93.69%
Other	3.83
General Obligation Bonds	2.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco SMA Municipal Bond Fund

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,925,421)	$10,047,873
Receivable for:
Investments sold	300,332
Interest	113,702
Investment for trustee deferred compensation and retirement plans	2,353
Other assets	65,318
Total assets	10,529,578

Liabilities:
Payable for:
Dividends	35,700
Amount due custodian	228,514
Accrued fees to affiliates	228
Accrued trustees’ and officers’ fees and benefits	5,585
Accrued other operating expenses	59,512
Trustee deferred compensation and retirement plans	2,353
Total liabilities	331,892
Net assets applicable to shares outstanding	$10,197,686

Net assets consist of:
Shares of beneficial interest	$10,000,000
Distributable earnings	197,686
$10,197,686

Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,000,000
Net asset value and offering price per share	$ 10.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco SMA Municipal Bond Fund

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Investment income:
Interest	$225,427

Expenses:
Administrative services fees	695

Custodian fees	57

Transfer agent fees	775

Trustees’ and officers’ fees and benefits	15,668

Registration and filing fees	2,745

Professional services fees	134,761

Other	(4,080)

Total expenses	150,621

Less: Expenses reimbursed	(150,614)

Net expenses	7

Net investment income	225,420

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(18,363)

Change in net unrealized appreciation of unaffiliated investment securities	146,201

Net realized and unrealized gain	127,838

Net increase in net assets resulting from operations	$353,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco SMA Municipal Bond Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and for the period February 21, 2023 (commencement date) through August 31, 2023

(Unaudited)

	Six Months Ended February 29, 2024	February 21, 2023 (commencement date) through August 31, 2023
Operations:
Net investment income	$ 225,420	$ 218,439
Net realized gain (loss)	(18,363)	2,538
Change in net unrealized appreciation (depreciation)	146,201	(23,749)
Net increase in net assets resulting from operations	353,258	197,228
Distributions to shareholders from distributable earnings	(214,200)	(138,600)
Total distributions from distributable earnings	(214,200)	(138,600)
Net increase in net assets resulting from share transactions	–	10,000,000
Net increase in net assets	139,058	10,058,628

Net assets:
Beginning of period	10,058,628	–
End of period	$10,197,686	$10,058,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco SMA Municipal Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Period Ended
	February 29,		August 31,
	2024		2023(a)

Net asset value, beginning of period	$ 10.06		$ 10.00

Net investment income(b)	0.23		0.22

Net gains (losses) on securities (both realized and unrealized)	0.12		(0.02)

Total from investment operations	0.35		0.20

Less: Dividends from net investment income	(0.21)		(0.14)

Net asset value, end of period	$ 10.20		$ 10.06

Total return(c)	3.57%		1.99%

Net assets, end of period (000’s omitted)	$10,198		$10,059

Portfolio turnover rate(d)	22%		166%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.00	%(e)	0.00%	(e)

Without fee waivers and/or expense reimbursements	3.01	%(e)	2.46%	(e)

Ratio of net investment income to average net assets	4.51	%(e)	4.11%	(e)

(a)	Commencement date of February 21, 2023.
(b)	Calculated using average shares outstanding.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco SMA Municipal Bond Fund

Notes to Financial Statements

February 29, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco SMA Municipal Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide high current income exempt from regular federal income taxes with taxable capital appreciation as a secondary objective.

Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs) for which Invesco Advisers, Inc (Invesco or the Adviser) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

11	Invesco SMA Municipal Bond Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

I.

Other Risks – Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher- grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

For the period February 21, 2023 (commencement date) through February 29, 2024, the Adviser reimbursed expenses of $150,614.

12	Invesco SMA Municipal Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2023.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the period February 21, 2023 (commencement date) through February 29, 2024, was $2,220,299 and $2,262,834, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$127,133

Aggregate unrealized (depreciation) of investments	(4,681)

Net unrealized appreciation of investments	$122,452

Cost of investments for tax purposes is $9,925,421.

13	Invesco SMA Municipal Bond Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six Months Ended
	February 29, 2024(a)		August 31, 2023(b)
	Shares	Amount	Shares	Amount

Sold	–	$–	1,000,001	$10,000,010

Reacquired	–	–	(1)	(10)

Net increase in share activity	–	$–	1,000,000	$10,000,000

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of February 21, 2023.

14	Invesco SMA Municipal Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 21, 2023 (commencement date) through February 29, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
$1,000.00	$1,035.70	$0.00	$1,024.86	$0.00	0.00%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2023 through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

15	Invesco SMA Municipal Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	3,109,848,785.61	65,706,470.15
	Carol Deckbar	3,109,186,378.07	66,368,877.70
	Cynthia Hostetler	3,108,148,647.37	67,406,608.40
	Dr. Eli Jones	3,106,962,123.35	68,593,132.42
	Elizabeth Krentzman	3,109,153,762.02	66,401,493.75
	Jeffrey H. Kupor	3,109,094,174.85	66,461,080.92
	Anthony J. LaCava, Jr.	3,107,453,603.09	68,101,652.67
	James Liddy	3,108,418,832.17	67,136,423.60
	Dr. Prema Mathai-Davis	3,100,922,564.57	74,632,691.20
	Joel W. Motley	3,104,496,522.60	71,058,733.17
	Teresa M. Ressel	3,109,248,693.76	66,306,562.01
	Douglas Sharp	3,108,681,578.09	66,873,677.67
	Robert C. Troccoli	3,104,038,320.81	71,516,934.96
	Daniel S. Vandivort	3,106,373,978.14	69,181,277.62

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Counselor Series Trust (Invesco Counselor Series Trust).

16	Invesco SMA Municipal Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	SMAMB-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 16, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 16, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	May 2, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 2, 2024